UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-2652

Name of Registrant: Vanguard Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31st

Date of reporting period: March 31, 2012

Item 1: Schedule of Investments

Vanguard 500 Index Fund

Schedule of Investments
As of March 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (10.9%)
McDonald's Corp.	9,099,199	892,631
Walt Disney Co.	16,011,997	701,005
Home Depot Inc.	13,771,582	692,848
Comcast Corp. Class A	22,784,351	683,758
* Amazon.com Inc.	3,252,246	658,612
Ford Motor Co.	33,953,629	424,081
News Corp. Class A	19,228,441	378,608
Starbucks Corp.	6,730,303	376,157
NIKE Inc. Class B	3,279,717	355,653
Target Corp.	5,999,601	349,597
Lowe's Cos. Inc.	11,086,246	347,886
Time Warner Inc.	8,662,006	326,991
* priceline.com Inc.	444,920	319,230
* DIRECTV Class A	6,041,230	298,074
Yum! Brands Inc.	4,112,957	292,760
TJX Cos. Inc.	6,738,225	267,575
Viacom Inc. Class B	4,825,262	229,007
Time Warner Cable Inc.	2,805,674	228,662
Coach Inc.	2,570,630	198,658
Johnson Controls Inc.	6,081,192	197,517
CBS Corp. Class B	5,798,272	196,619
Macy's Inc.	3,699,984	147,000
* Bed Bath & Beyond Inc.	2,114,878	139,096
Carnival Corp.	4,046,022	129,796
Omnicom Group Inc.	2,436,901	123,429
McGraw-Hill Cos. Inc.	2,483,214	120,361
Ross Stores Inc.	2,042,320	118,659
* Discovery Communications Inc. Class A	2,309,160	116,844
* Chipotle Mexican Grill Inc. Class A	279,261	116,731
VF Corp.	780,460	113,932
Kohl's Corp.	2,263,781	113,257
Limited Brands Inc.	2,197,073	105,460
* O'Reilly Automotive Inc.	1,137,803	103,938
Mattel Inc.	3,028,169	101,928
Ralph Lauren Corp. Class A	577,238	100,630
* Dollar Tree Inc.	1,063,175	100,459
Staples Inc.	6,200,057	100,317
Harley-Davidson Inc.	2,041,644	100,204
Starwood Hotels & Resorts Worldwide Inc.	1,751,737	98,816
* AutoZone Inc.	243,564	90,557
Marriott International Inc. Class A	2,385,818	90,303
Wynn Resorts Ltd.	709,310	88,579
Genuine Parts Co.	1,391,327	87,306
* BorgWarner Inc.	975,477	82,272
Nordstrom Inc.	1,428,636	79,604
Tiffany & Co.	1,134,702	78,442
Gap Inc.	2,967,659	77,575
* CarMax Inc.	2,025,156	70,172
Family Dollar Stores Inc.	1,052,583	66,607

	Wyndham Worldwide Corp.	1,304,353	60,665
	Best Buy Co. Inc.	2,536,101	60,055
	Darden Restaurants Inc.	1,147,875	58,725
*	Netflix Inc.	495,370	56,987
	Whirlpool Corp.	684,712	52,627
	Newell Rubbermaid Inc.	2,576,040	45,879
	JC Penney Co. Inc.	1,292,958	45,810
	Interpublic Group of Cos. Inc.	3,987,213	45,494
	International Game Technology	2,659,021	44,645
	H&R Block Inc.	2,617,882	43,117
	Scripps Networks Interactive Inc. Class A	853,157	41,540
	Lennar Corp. Class A	1,450,645	39,429
*	Apollo Group Inc. Class A	1,005,240	38,842
	Comcast Corp.	1,304,720	38,502
	Hasbro Inc.	1,034,784	37,997
	Abercrombie & Fitch Co.	765,725	37,988
	DR Horton Inc.	2,492,222	37,807
	Gannett Co. Inc.	2,115,878	32,436
*	TripAdvisor Inc.	846,982	30,212
	Harman International Industries Inc.	627,343	29,366
*	Urban Outfitters Inc.	992,461	28,891
	Leggett & Platt Inc.	1,251,490	28,797
	Cablevision Systems Corp. Class A	1,936,801	28,432
	Expedia Inc.	848,082	28,360
*	PulteGroup Inc.	3,009,267	26,632
^	GameStop Corp. Class A	1,219,240	26,628
*	Big Lots Inc.	586,458	25,229
*	Goodyear Tire & Rubber Co.	2,185,826	24,525
*,^ Sears Holdings Corp.		342,065	22,662
	DeVry Inc.	533,867	18,082
	Washington Post Co. Class B	42,845	16,006
*	AutoNation Inc.	400,872	13,754
			12,444,324
Consumer Staples (10.7%)
	Procter & Gamble Co.	24,606,622	1,653,811
	Coca-Cola Co.	20,218,469	1,496,369
	Philip Morris International Inc.	15,382,431	1,363,037
	Wal-Mart Stores Inc.	15,603,226	954,917
	PepsiCo Inc.	14,031,322	930,978
	Kraft Foods Inc.	15,796,433	600,422
	Altria Group Inc.	18,274,840	564,144
	CVS Caremark Corp.	11,634,665	521,233
	Colgate-Palmolive Co.	4,284,157	418,905
	Costco Wholesale Corp.	3,885,316	352,787
	Walgreen Co.	7,803,192	261,329
	Kimberly-Clark Corp.	3,516,882	259,862
	General Mills Inc.	5,758,783	227,184
	Archer-Daniels-Midland Co.	5,910,328	187,121
	Sysco Corp.	5,221,969	155,928
	HJ Heinz Co.	2,857,508	153,020
	Lorillard Inc.	1,179,042	152,662
	Mead Johnson Nutrition Co.	1,819,171	150,045
	Estee Lauder Cos. Inc. Class A	2,008,579	124,411
	Kroger Co.	5,134,280	124,404
	Reynolds American Inc.	2,984,883	123,694
	Whole Foods Market Inc.	1,449,813	120,624
	Kellogg Co.	2,201,324	118,057

Sara Lee Corp.	5,284,593	113,777
ConAgra Foods Inc.	3,685,383	96,778
Hershey Co.	1,369,812	84,011
JM Smucker Co.	1,013,269	82,440
Beam Inc.	1,400,770	82,043
Clorox Co.	1,160,054	79,754
Coca-Cola Enterprises Inc.	2,684,166	76,767
Dr Pepper Snapple Group Inc.	1,895,476	76,217
Avon Products Inc.	3,851,715	74,569
Brown-Forman Corp. Class B	887,772	74,031
McCormick & Co. Inc.	1,189,283	64,733
Molson Coors Brewing Co. Class B	1,403,436	63,506
Campbell Soup Co.	1,594,110	53,961
Tyson Foods Inc. Class A	2,605,321	49,892
Safeway Inc.	2,395,333	48,410
Hormel Foods Corp.	1,227,178	36,226
* Constellation Brands Inc. Class A	1,534,703	36,204
* Dean Foods Co.	1,646,743	19,942
^ SUPERVALU Inc.	1,892,579	10,807
		12,239,012
Energy (11.2%)
Exxon Mobil Corp.	42,106,133	3,651,865
Chevron Corp.	17,661,380	1,894,006
ConocoPhillips	11,432,160	868,958
Schlumberger Ltd.	11,915,267	833,235
Occidental Petroleum Corp.	7,245,555	689,994
Anadarko Petroleum Corp.	4,452,562	348,814
Apache Corp.	3,433,264	344,837
National Oilwell Varco Inc.	3,789,645	301,163
Halliburton Co.	8,245,142	273,656
EOG Resources Inc.	2,403,792	267,061
Devon Energy Corp.	3,609,907	256,737
El Paso Corp.	6,903,942	204,011
Marathon Oil Corp.	6,288,229	199,337
Spectra Energy Corp.	5,816,763	183,519
Baker Hughes Inc.	3,908,834	163,937
Williams Cos. Inc.	5,289,995	162,985
Hess Corp.	2,702,807	159,330
Noble Energy Inc.	1,580,548	154,546
Chesapeake Energy Corp.	5,917,916	137,118
Marathon Petroleum Corp.	3,105,203	134,642
Valero Energy Corp.	4,958,242	127,774
Pioneer Natural Resources Co.	1,101,020	122,863
* Cameron International Corp.	2,198,885	116,167
* FMC Technologies Inc.	2,135,457	107,670
Murphy Oil Corp.	1,731,817	97,449
* Southwestern Energy Co.	3,117,803	95,405
Noble Corp.	2,253,856	84,452
Range Resources Corp.	1,410,792	82,023
Peabody Energy Corp.	2,433,386	70,471
Consol Energy Inc.	2,029,642	69,211
EQT Corp.	1,336,184	64,417
* Denbury Resources Inc.	3,488,236	63,591
Cabot Oil & Gas Corp.	1,875,359	58,455
Helmerich & Payne Inc.	959,779	51,780
QEP Resources Inc.	1,586,484	48,388
* Nabors Industries Ltd.	2,580,158	45,127

Diamond Offshore Drilling Inc.	621,402	41,479
* Newfield Exploration Co.	1,184,064	41,063
Sunoco Inc.	954,734	36,423
* Rowan Cos. Inc.	1,104,431	36,369
* Tesoro Corp.	1,242,370	33,345
* WPX Energy Inc.	1,775,314	31,973
* Alpha Natural Resources Inc.	1,966,511	29,911
		12,785,557
Financials (14.9%)
Wells Fargo & Co.	47,108,916	1,608,298
JPMorgan Chase & Co.	34,102,701	1,568,042
* Berkshire Hathaway Inc. Class B	14,178,465	1,150,582
Citigroup Inc.	26,163,213	956,265
Bank of America Corp.	95,878,181	917,554
Goldman Sachs Group Inc.	4,421,116	549,854
US Bancorp	17,071,192	540,815
American Express Co.	9,066,008	524,559
Simon Property Group Inc.	2,735,732	398,541
MetLife Inc.	9,472,274	353,789
PNC Financial Services Group Inc.	4,712,846	303,931
Capital One Financial Corp.	4,944,007	275,579
Morgan Stanley	13,610,265	267,306
Prudential Financial Inc.	4,198,619	266,150
Bank of New York Mellon Corp.	10,762,771	259,706
* American Tower Corporation	3,517,144	221,650
ACE Ltd.	3,011,811	220,465
Travelers Cos. Inc.	3,511,245	207,866
State Street Corp.	4,357,936	198,286
BB&T Corp.	6,228,338	195,508
Aflac Inc.	4,172,554	191,896
BlackRock Inc.	896,598	183,713
Public Storage	1,269,983	175,474
CME Group Inc.	593,559	171,734
Equity Residential	2,682,050	167,950
Chubb Corp.	2,422,001	167,385
Marsh & McLennan Cos. Inc.	4,854,208	159,169
Franklin Resources Inc.	1,273,120	157,905
Discover Financial Services	4,734,493	157,848
* American International Group Inc.	4,806,101	148,172
T. Rowe Price Group Inc.	2,264,256	147,856
ProLogis Inc.	4,099,894	147,678
Ventas Inc.	2,580,816	147,365
Allstate Corp.	4,451,220	146,534
HCP Inc.	3,658,239	144,354
Aon Corp.	2,904,687	142,504
Vornado Realty Trust	1,653,269	139,205
Boston Properties Inc.	1,324,460	139,055
Charles Schwab Corp.	9,653,244	138,717
Progressive Corp.	5,462,506	126,621
* Berkshire Hathaway Inc. Class A	1,019	124,216
AvalonBay Communities Inc.	850,471	120,214
Fifth Third Bancorp	8,217,078	115,450
SunTrust Banks Inc.	4,755,316	114,936
Ameriprise Financial Inc.	1,982,102	113,238
Loews Corp.	2,729,159	108,812
Invesco Ltd.	3,985,354	106,289
Weyerhaeuser Co.	4,792,411	105,050

Host Hotels & Resorts Inc.	6,320,396	103,781
Health Care REIT Inc.	1,878,210	103,226
Northern Trust Corp.	2,153,733	102,195
M&T Bank Corp.	1,129,092	98,096
* IntercontinentalExchange Inc.	648,311	89,091
Regions Financial Corp.	12,627,697	83,217
Hartford Financial Services Group Inc.	3,934,625	82,942
Principal Financial Group Inc.	2,694,260	79,508
Moody's Corp.	1,753,229	73,811
KeyCorp	8,517,699	72,400
SLM Corp.	4,527,267	71,350
Kimco Realty Corp.	3,637,524	70,059
NYSE Euronext	2,308,480	69,277
Lincoln National Corp.	2,603,824	68,637
Unum Group	2,597,334	63,583
XL Group plc Class A	2,821,324	61,195
Plum Creek Timber Co. Inc.	1,442,646	59,956
* CBRE Group Inc. Class A	2,931,186	58,506
Comerica Inc.	1,766,285	57,157
Cincinnati Financial Corp.	1,450,399	50,053
Huntington Bancshares Inc.	7,725,595	49,830
Leucadia National Corp.	1,770,705	46,215
Torchmark Corp.	895,304	44,631
People's United Financial Inc.	3,209,066	42,488
* Genworth Financial Inc. Class A	4,391,844	36,540
Zions Bancorporation	1,644,433	35,290
Hudson City Bancorp Inc.	4,715,218	34,468
Assurant Inc.	782,098	31,675
Legg Mason Inc.	1,109,936	31,001
* NASDAQ OMX Group Inc.	1,115,774	28,899
Apartment Investment & Management Co.	1,082,879	28,599
* E*Trade Financial Corp.	2,264,591	24,797
First Horizon National Corp.	2,291,491	23,786
^ Federated Investors Inc. Class B	824,048	18,467
		16,988,812
Health Care (11.4%)
Johnson & Johnson	24,523,410	1,617,564
Pfizer Inc.	67,345,959	1,526,059
Merck & Co. Inc.	27,193,801	1,044,242
Abbott Laboratories	14,046,652	860,919
UnitedHealth Group Inc.	9,335,087	550,210
Bristol-Myers Squibb Co.	15,080,630	508,971
Amgen Inc.	7,070,198	480,703
Eli Lilly & Co.	9,122,286	367,354
Medtronic Inc.	9,295,934	364,308
* Gilead Sciences Inc.	6,765,250	330,482
* Celgene Corp.	3,919,941	303,874
Baxter International Inc.	5,005,771	299,245
* Biogen Idec Inc.	2,132,479	268,628
Allergan Inc.	2,719,578	259,529
* Medco Health Solutions Inc.	3,467,132	243,739
Covidien plc	4,317,664	236,090
* Express Scripts Inc.	4,330,586	234,631
WellPoint Inc.	2,990,377	220,690
McKesson Corp.	2,198,389	192,953
* Intuitive Surgical Inc.	351,077	190,196
Thermo Fisher Scientific Inc.	3,268,090	184,255

Stryker Corp.	2,893,107	160,510
Aetna Inc.	3,130,099	157,006
Becton Dickinson and Co.	1,876,816	145,735
Agilent Technologies Inc.	3,105,232	138,214
Humana Inc.	1,465,290	135,510
Cardinal Health Inc.	3,087,816	133,116
St. Jude Medical Inc.	2,862,562	126,840
Cigna Corp.	2,559,255	126,043
Zimmer Holdings Inc.	1,591,905	102,328
* Cerner Corp.	1,303,444	99,270
AmerisourceBergen Corp. Class A	2,303,046	91,385
* Mylan Inc.	3,813,509	89,427
Quest Diagnostics Inc.	1,414,332	86,486
Perrigo Co.	833,423	86,101
* Forest Laboratories Inc.	2,373,170	82,325
* Laboratory Corp. of America Holdings	868,742	79,525
* Life Technologies Corp.	1,593,298	77,785
* Boston Scientific Corp.	12,971,671	77,571
* Watson Pharmaceuticals Inc.	1,136,528	76,216
* DaVita Inc.	837,514	75,519
* Edwards Lifesciences Corp.	1,027,656	74,741
CR Bard Inc.	751,178	74,156
* Waters Corp.	795,989	73,756
* Varian Medical Systems Inc.	1,009,988	69,649
* Hospira Inc.	1,472,462	55,055
* CareFusion Corp.	2,008,922	52,091
DENTSPLY International Inc.	1,269,586	50,949
Coventry Health Care Inc.	1,261,936	44,887
PerkinElmer Inc.	1,014,158	28,052
Patterson Cos. Inc.	782,519	26,136
* Tenet Healthcare Corp.	3,664,486	19,458
		13,000,484
Industrials (10.5%)
General Electric Co.	94,528,649	1,897,190
United Parcel Service Inc. Class B	8,564,683	691,341
United Technologies Corp.	8,130,918	674,378
Caterpillar Inc.	5,784,739	616,190
3M Co.	6,204,736	553,524
Boeing Co.	6,661,886	495,444
Union Pacific Corp.	4,288,553	460,934
Honeywell International Inc.	6,926,595	422,869
Emerson Electric Co.	6,560,961	342,351
Deere & Co.	3,589,615	290,400
Danaher Corp.	5,110,877	286,209
FedEx Corp.	2,809,319	258,345
Illinois Tool Works Inc.	4,321,627	246,851
General Dynamics Corp.	3,187,544	233,902
Tyco International Ltd.	4,117,863	231,342
Precision Castparts Corp.	1,296,781	224,213
Lockheed Martin Corp.	2,381,416	213,994
Cummins Inc.	1,714,501	205,809
CSX Corp.	9,400,002	202,288
Norfolk Southern Corp.	2,949,124	194,141
Raytheon Co.	3,036,041	160,242
PACCAR Inc.	3,187,929	149,291
Eaton Corp.	2,989,854	148,984
Waste Management Inc.	4,121,440	144,086

Fastenal Co.	2,637,744	142,702
Goodrich Corp.	1,123,739	140,962
Northrop Grumman Corp.	2,256,711	137,840
WW Grainger Inc.	544,765	117,021
Stanley Black & Decker Inc.	1,514,511	116,557
Parker Hannifin Corp.	1,347,945	113,969
Ingersoll-Rand plc	2,656,333	109,839
Dover Corp.	1,640,453	103,250
Rockwell Automation Inc.	1,271,926	101,372
CH Robinson Worldwide Inc.	1,459,834	95,605
Fluor Corp.	1,510,454	90,688
Cooper Industries plc	1,415,837	90,543
Expeditors International of Washington Inc.	1,894,340	88,106
Republic Services Inc. Class A	2,809,794	85,867
Roper Industries Inc.	865,399	85,813
Rockwell Collins Inc.	1,328,354	76,460
Textron Inc.	2,499,449	69,560
Joy Global Inc.	945,940	69,527
* Stericycle Inc.	757,507	63,358
L-3 Communications Holdings Inc.	884,611	62,604
Pall Corp.	1,031,550	61,511
Southwest Airlines Co.	6,907,866	56,921
Flowserve Corp.	487,045	56,259
* Jacobs Engineering Group Inc.	1,148,456	50,957
Equifax Inc.	1,071,065	47,405
Xylem Inc.	1,651,063	45,817
Iron Mountain Inc.	1,529,046	44,036
Masco Corp.	3,193,429	42,696
* Quanta Services Inc.	1,888,811	39,476
Cintas Corp.	985,636	38,558
Robert Half International Inc.	1,270,378	38,492
Dun & Bradstreet Corp.	426,480	36,136
Snap-on Inc.	522,014	31,827
^ Pitney Bowes Inc.	1,785,761	31,394
Avery Dennison Corp.	951,109	28,657
Ryder System Inc.	457,349	24,148
^ RR Donnelley & Sons Co.	1,595,286	19,766
		12,000,017
Information Technology (20.4%)
* Apple Inc.	8,329,480	4,993,273
International Business Machines Corp.	10,351,039	2,159,744
Microsoft Corp.	66,714,234	2,151,534
* Google Inc. Class A	2,265,597	1,452,791
Intel Corp.	44,632,098	1,254,608
QUALCOMM Inc.	15,110,339	1,027,805
Oracle Corp.	35,020,808	1,021,207
Cisco Systems Inc.	48,115,564	1,017,644
* EMC Corp.	18,341,148	548,034
Visa Inc. Class A	4,443,890	524,379
Hewlett-Packard Co.	17,655,318	420,726
Mastercard Inc. Class A	949,353	399,241
* eBay Inc.	10,231,920	377,456
Accenture plc Class A	5,781,809	372,927
Texas Instruments Inc.	10,228,369	343,776
Automatic Data Processing Inc.	4,382,414	241,865
* Dell Inc.	13,641,304	226,446
* Cognizant Technology Solutions Corp. Class A	2,710,093	208,542

	Corning Inc.	13,595,119	191,419
*	Salesforce.com Inc.	1,214,836	187,704
	Broadcom Corp. Class A	4,381,600	172,197
*	Yahoo! Inc.	10,842,504	165,023
	Intuit Inc.	2,634,433	158,409
*	Adobe Systems Inc.	4,411,133	151,346
*	NetApp Inc.	3,242,548	145,169
	Applied Materials Inc.	11,533,447	143,476
	TE Connectivity Ltd.	3,806,973	139,906
	Motorola Solutions Inc.	2,628,221	133,593
*	Citrix Systems Inc.	1,657,679	130,807
*	Symantec Corp.	6,515,920	121,848
	Altera Corp.	2,879,566	114,664
*	Juniper Networks Inc.	4,701,834	107,578
	Analog Devices Inc.	2,660,328	107,477
*	SanDisk Corp.	2,165,185	107,372
*	Red Hat Inc.	1,725,181	103,321
*	Teradata Corp.	1,495,260	101,902
	Western Union Co.	5,541,234	97,526
	Xerox Corp.	11,897,260	96,130
*	F5 Networks Inc.	707,377	95,468
*	Motorola Mobility Holdings Inc.	2,354,520	92,391
	CA Inc.	3,255,285	89,716
	Paychex Inc.	2,881,210	89,289
	Amphenol Corp. Class A	1,459,684	87,245
*	Western Digital Corp.	2,090,837	86,540
*	Fiserv Inc.	1,238,637	85,949
*	Autodesk Inc.	2,018,895	85,440
	Xilinx Inc.	2,340,176	85,253
*	NVIDIA Corp.	5,457,782	83,995
	KLA-Tencor Corp.	1,490,175	81,095
*	Micron Technology Inc.	8,828,900	71,514
	Fidelity National Information Services Inc.	2,095,933	69,417
	Linear Technology Corp.	2,046,585	68,970
	Microchip Technology Inc.	1,716,670	63,860
*	BMC Software Inc.	1,467,834	58,948
*	Akamai Technologies Inc.	1,589,041	58,318
	VeriSign Inc.	1,425,767	54,664
*	Electronic Arts Inc.	2,961,939	48,813
	Harris Corp.	1,017,732	45,879
*	LSI Corp.	5,065,668	43,970
*	Advanced Micro Devices Inc.	5,243,941	42,056
	Computer Sciences Corp.	1,386,005	41,497
	Jabil Circuit Inc.	1,648,016	41,398
	FLIR Systems Inc.	1,376,716	34,845
	Molex Inc.	1,223,305	34,399
	Total System Services Inc.	1,434,941	33,104
*	SAIC Inc.	2,470,244	32,607
*	Novellus Systems Inc.	631,363	31,511
*	JDS Uniphase Corp.	2,054,275	29,766
*	Teradyne Inc.	1,666,538	28,148
	Lexmark International Inc. Class A	633,131	21,045
*,^ First Solar Inc.		525,709	13,169
	Molex Inc. Class A	4,051	95
			23,349,239
Materials (3.4%)
	EI du Pont de Nemours & Co.	8,328,195	440,562

Monsanto Co.	4,782,923	381,486
Dow Chemical Co.	10,589,344	366,815
Freeport-McMoRan Copper & Gold Inc.	8,467,705	322,111
Praxair Inc.	2,665,641	305,589
Newmont Mining Corp.	4,422,479	226,740
Air Products & Chemicals Inc.	1,881,256	172,699
Ecolab Inc.	2,601,885	160,588
Mosaic Co.	2,660,009	147,072
International Paper Co.	3,904,318	137,042
PPG Industries Inc.	1,357,724	130,070
Nucor Corp.	2,830,594	121,574
CF Industries Holdings Inc.	584,928	106,837
Alcoa Inc.	9,523,130	95,422
Cliffs Natural Resources Inc.	1,269,233	87,907
Sherwin-Williams Co.	772,785	83,979
Sigma-Aldrich Corp.	1,079,195	78,846
FMC Corp.	624,229	66,081
Eastman Chemical Co.	1,224,210	63,279
Ball Corp.	1,395,214	59,827
Airgas Inc.	614,248	54,650
Vulcan Materials Co.	1,155,302	49,366
MeadWestvaco Corp.	1,527,994	48,269
International Flavors & Fragrances Inc.	723,305	42,386
Allegheny Technologies Inc.	953,736	39,265
^ United States Steel Corp.	1,287,029	37,800
* Owens-Illinois Inc.	1,469,604	34,301
Sealed Air Corp.	1,716,609	33,148
Bemis Co. Inc.	921,437	29,753
Titanium Metals Corp.	734,543	9,960
		3,933,424
Telecommunication Services (2.8%)
AT&T Inc.	52,965,027	1,654,098
Verizon Communications Inc.	25,331,327	968,417
CenturyLink Inc.	5,535,086	213,931
* Crown Castle International Corp.	2,236,335	119,286
* Sprint Nextel Corp.	26,789,589	76,350
Windstream Corp.	5,241,660	61,380
^ Frontier Communications Corp.	8,893,546	37,086
* MetroPCS Communications Inc.	2,624,400	23,672
		3,154,220
Utilities (3.4%)
Southern Co.	7,741,327	347,818
Exelon Corp.	7,603,116	298,118
Dominion Resources Inc.	5,093,054	260,815
Duke Energy Corp.	11,933,345	250,720
NextEra Energy Inc.	3,717,977	227,094
FirstEnergy Corp.	3,735,888	170,319
American Electric Power Co. Inc.	4,318,369	166,603
PG&E Corp.	3,681,212	159,801
Consolidated Edison Inc.	2,616,243	152,841
PPL Corp.	5,174,192	146,223
Progress Energy Inc.	2,637,174	140,060
Public Service Enterprise Group Inc.	4,520,415	138,370
Sempra Energy	2,149,131	128,862
Edison International	2,910,286	123,716
Xcel Energy Inc.	4,348,638	115,108

	Entergy Corp.			1,577,711	106,022
	DTE Energy Co.			1,514,095	83,321
	ONEOK Inc.			928,591	75,829
*	AES Corp.			5,750,204	75,155
	CenterPoint Energy Inc.			3,808,143	75,097
	Wisconsin Energy Corp.			2,058,477	72,417
	Ameren Corp.			2,168,579	70,652
	NiSource Inc.			2,522,070	61,412
	Northeast Utilities			1,583,902	58,794
	CMS Energy Corp.			2,299,460	50,588
	SCANA Corp.			1,036,456	47,273
	Pinnacle West Capital Corp.			976,568	46,778
	AGL Resources Inc.			1,046,689	41,051
	Pepco Holdings Inc.			2,034,397	38,430
	Integrys Energy Group Inc.			699,766	37,081
	TECO Energy Inc.			1,928,921	33,853
*	NRG Energy Inc.			2,034,935	31,887
					3,832,108
Total Common Stocks (Cost $74,473,550)					113,727,197
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2,3] Vanguard Market Liquidity Fund		0.123%		566,125,195	566,125

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	Fannie Mae Discount Notes	0.030%	4/2/12	5,000	5,000
[4,5] Fannie Mae Discount Notes		0.040%	4/24/12	4,000	4,000
[5,6] Federal Home Loan Bank Discount Notes		0.030%	4/9/12	5,000	5,000
[5,6] Federal Home Loan Bank Discount Notes		0.045%	4/13/12	2,000	2,000
[5,6] Federal Home Loan Bank Discount Notes		0.040%	4/16/12	4,000	4,000
6	Federal Home Loan Bank Discount Notes	0.130%	7/20/12	5,000	4,998
[4,5] Freddie Mac Discount Notes		0.075%	4/17/12	1,000	1,000
[4,5] Freddie Mac Discount Notes		0.050%	4/24/12	3,000	3,000
[4,5] Freddie Mac Discount Notes		0.060%	4/27/12	3,000	3,000
[4,5] Freddie Mac Discount Notes		0.080%	4/30/12	1,900	1,900
5	United States Treasury Note/Bond	1.000%	4/30/12	2,000	2,001
5	United States Treasury Note/Bond	4.500%	4/30/12	11,500	11,537
					47,436
Total Temporary Cash Investments (Cost $613,564)					613,561
Total Investments (100.1%) (Cost $75,087,114)					114,340,758
Other Assets and Liabilities-Net (-0.1%)[3]					(136,407)
Net Assets (100%)					114,204,351

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $70,786,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $76,427,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Securities with a value of $37,438,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	113,727,197	—	—
Temporary Cash Investments	566,125	47,436	—
Futures Contracts—Assets[1]	1,664	—	—
Total	114,294,986	47,436	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks

500 Index Fund

associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2012	1,331	466,915	5,530

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2012, the cost of investment securities for tax purposes was $75,087,114,000. Net unrealized appreciation of investment securities for tax purposes was $39,253,644,000, consisting of unrealized gains of $47,777,956,000 on securities that had risen in value since their purchase and $8,524,312,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Extended Market Index Fund

Schedule of Investments
As of March 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (16.1%)
Las Vegas Sands Corp.	3,028,936	174,376
* General Motors Co.	4,707,358	120,744
* Liberty Interactive Corp. Class A	4,431,766	84,602
Liberty Media Corp. - Liberty Capital Class A	917,371	80,866
* Sirius XM Radio Inc.	28,222,896	65,195
* Liberty Global Inc.	1,320,630	63,245
* Fossil Inc.	390,180	51,496
DISH Network Corp. Class A	1,478,594	48,690
Advance Auto Parts Inc.	548,124	48,547
Tractor Supply Co.	536,019	48,542
PetSmart Inc.	838,875	48,000
* Charter Communications Inc. Class A	755,483	47,935
PVH Corp.	508,175	45,395
* Tempur-Pedic International Inc.	479,568	40,490
* Liberty Global Inc. Class A	756,370	37,879
Polaris Industries Inc.	514,519	37,123
* MGM Resorts International	2,682,156	36,531
* TRW Automotive Holdings Corp.	781,470	36,299
* Panera Bread Co. Class A	223,372	35,945
Foot Locker Inc.	1,136,588	35,291
Lear Corp.	755,031	35,101
Dick's Sporting Goods Inc.	725,977	34,905
* LKQ Corp.	1,106,786	34,499
* Dollar General Corp.	735,352	33,973
Ulta Salon Cosmetics & Fragrance Inc.	358,279	33,281
Royal Caribbean Cruises Ltd.	1,093,639	32,186
Signet Jewelers Ltd.	653,244	30,885
Williams-Sonoma Inc.	773,212	28,980
* Mohawk Industries Inc.	429,419	28,561
* NVR Inc.	38,017	27,613
* Delphi Automotive plc	860,600	27,195
Tupperware Brands Corp.	421,903	26,791
Gentex Corp.	1,082,944	26,532
* Toll Brothers Inc.	1,102,974	26,460
* Under Armour Inc. Class A	276,427	25,984
American Eagle Outfitters Inc.	1,456,324	25,034
Jarden Corp.	595,217	23,946
* Ascena Retail Group Inc.	506,698	22,457
* Hanesbrands Inc.	733,266	21,661
* Penn National Gaming Inc.	487,458	20,951
^ Weight Watchers International Inc.	266,432	20,566
* Visteon Corp.	386,744	20,497
Sotheby's	507,757	19,975
* AMC Networks Inc. Class A	432,199	19,289
Six Flags Entertainment Corp.	412,310	19,284
* Carter's Inc.	385,165	19,170
* Hyatt Hotels Corp. Class A	447,101	19,100
Chico's FAS Inc.	1,260,831	19,039
Service Corp. International	1,665,019	18,748

*	Sally Beauty Holdings Inc.	742,315	18,409
*	Deckers Outdoor Corp.	290,946	18,344
*	Warnaco Group Inc.	303,852	17,745
	Brunswick Corp.	670,519	17,266
	Dana Holding Corp.	1,108,829	17,187
*	Express Inc.	686,267	17,143
	John Wiley & Sons Inc. Class A	354,885	16,889
*	Tenneco Inc.	454,361	16,880
	Rent-A-Center Inc.	445,693	16,825
	Cinemark Holdings Inc.	764,300	16,776
	Brinker International Inc.	590,336	16,264
*	Life Time Fitness Inc.	319,526	16,158
	Domino's Pizza Inc.	436,181	15,833
*	Madison Square Garden Co. Class A	461,559	15,785
	Guess? Inc.	502,471	15,702
*	Bally Technologies Inc.	325,110	15,199
*	Pier 1 Imports Inc.	824,745	14,994
	Dillard's Inc. Class A	237,777	14,985
	Men's Wearhouse Inc.	385,571	14,949
	Aaron's Inc.	571,584	14,804
*	Coinstar Inc.	230,749	14,664
*	Lamar Advertising Co. Class A	441,204	14,299
*	Crocs Inc.	676,920	14,161
*	Saks Inc.	1,197,370	13,901
*	Select Comfort Corp.	424,631	13,754
	Wolverine World Wide Inc.	365,881	13,603
	Pool Corp.	357,632	13,383
*,^ Tesla Motors Inc.		353,884	13,179
*	Aeropostale Inc.	607,683	13,138
*	Genesco Inc.	182,312	13,063
*	Steven Madden Ltd.	294,685	12,598
*	Buffalo Wild Wings Inc.	138,279	12,541
*	Cabela's Inc.	323,714	12,350
*	Cheesecake Factory Inc.	411,276	12,087
	DSW Inc. Class A	218,055	11,943
	Vail Resorts Inc.	271,052	11,723
	HSN Inc.	301,359	11,461
*	Gaylord Entertainment Co.	365,255	11,250
	Morningstar Inc.	177,493	11,191
	Wendy's Co.	2,229,391	11,169
*	Hibbett Sports Inc.	199,013	10,856
	Hillenbrand Inc.	469,891	10,784
*	Jos A Bank Clothiers Inc.	209,272	10,549
*	ANN Inc.	364,080	10,427
*	Live Nation Entertainment Inc.	1,108,829	10,423
	Thor Industries Inc.	330,017	10,415
*	Liz Claiborne Inc.	759,266	10,144
	Dunkin' Brands Group Inc.	334,343	10,067
*,^ ITT Educational Services Inc.		150,063	9,925
*	WMS Industries Inc.	418,070	9,921
*	DreamWorks Animation SKG Inc. Class A	537,638	9,919
*	Vitamin Shoppe Inc.	219,838	9,719
	Buckle Inc.	202,710	9,710
*	Children's Place Retail Stores Inc.	187,331	9,679
	Cracker Barrel Old Country Store Inc.	172,950	9,651
	Monro Muffler Brake Inc.	232,490	9,646
*	Iconix Brand Group Inc.	552,284	9,599

Group 1 Automotive Inc.	170,880	9,598
* BJ's Restaurants Inc.	182,607	9,194
^ Meredith Corp.	279,931	9,087
* Collective Brands Inc.	455,672	8,959
Regal Entertainment Group Class A	646,825	8,797
Penske Automotive Group Inc.	339,132	8,353
Bob Evans Farms Inc.	220,798	8,328
Finish Line Inc. Class A	390,986	8,297
^ Strayer Education Inc.	87,295	8,230
* Helen of Troy Ltd.	237,837	8,089
Regis Corp.	433,078	7,982
* Jack in the Box Inc.	332,222	7,963
Choice Hotels International Inc.	209,442	7,821
* Valassis Communications Inc.	335,721	7,722
Jones Group Inc.	609,264	7,652
Arbitron Inc.	205,413	7,596
Texas Roadhouse Inc. Class A	448,760	7,467
MDC Holdings Inc.	285,392	7,360
* Peet's Coffee & Tea Inc.	98,909	7,290
* Office Depot Inc.	2,111,873	7,286
* Shuffle Master Inc.	413,424	7,276
Cooper Tire & Rubber Co.	468,552	7,131
Sturm Ruger & Co. Inc.	143,772	7,059
* Orient-Express Hotels Ltd. Class A	679,979	6,936
* Shutterfly Inc.	220,694	6,914
Matthews International Corp. Class A	213,464	6,754
Scholastic Corp.	189,709	6,693
* K12 Inc.	274,217	6,480
National CineMedia Inc.	422,418	6,463
Ryland Group Inc.	334,265	6,445
* Asbury Automotive Group Inc.	238,465	6,439
PF Chang's China Bistro Inc.	159,295	6,295
* New York Times Co. Class A	911,572	6,190
GNC Holdings Inc. Class A	175,579	6,126
Cato Corp. Class A	220,819	6,103
* Zumiez Inc.	164,273	5,932
PEP Boys-Manny Moe & Jack	396,922	5,922
International Speedway Corp. Class A	212,473	5,896
* La-Z-Boy Inc.	389,334	5,824
* DineEquity Inc.	117,113	5,809
* Marriott Vacations Worldwide Corp.	202,962	5,786
* Meritage Homes Corp.	212,067	5,739
* American Axle & Manufacturing Holdings Inc.	480,278	5,624
* iRobot Corp.	205,984	5,615
Belo Corp. Class A	780,723	5,598
* Pinnacle Entertainment Inc.	468,017	5,387
CEC Entertainment Inc.	141,646	5,370
Oxford Industries Inc.	104,241	5,298
* Lumber Liquidators Holdings Inc.	210,851	5,294
Churchill Downs Inc.	94,336	5,273
* True Religion Apparel Inc.	191,693	5,252
* Papa John's International Inc.	139,159	5,241
Interval Leisure Group Inc.	299,253	5,207
* Charming Shoppes Inc.	878,768	5,185
* American Public Education Inc.	134,577	5,114
* Scientific Games Corp. Class A	438,544	5,113
* Dorman Products Inc.	99,185	5,019

	Ethan Allen Interiors Inc.	195,826	4,958
*	Steiner Leisure Ltd.	101,535	4,958
^	KB Home	542,584	4,829
	Sonic Automotive Inc. Class A	261,593	4,685
*	Grand Canyon Education Inc.	263,216	4,675
^	RadioShack Corp.	748,843	4,658
	Ameristar Casinos Inc.	247,592	4,613
	American Greetings Corp. Class A	299,341	4,592
*	Vera Bradley Inc.	149,283	4,507
	Fred's Inc. Class A	302,884	4,425
*	Ascent Capital Group Inc. Class A	93,177	4,406
*	Biglari Holdings Inc.	10,793	4,348
	Columbia Sportswear Co.	91,333	4,334
	Sinclair Broadcast Group Inc. Class A	389,915	4,312
	Lithia Motors Inc. Class A	162,322	4,253
*	Ruby Tuesday Inc.	456,322	4,166
*	Knology Inc.	227,291	4,137
	Stage Stores Inc.	252,688	4,104
*,^ Barnes & Noble Inc.		307,846	4,079
*	Bridgepoint Education Inc.	158,472	3,922
*	Capella Education Co.	108,894	3,915
*	Red Robin Gourmet Burgers Inc.	104,132	3,873
*	Maidenform Brands Inc.	170,239	3,832
*	Drew Industries Inc.	139,431	3,808
*	Quiksilver Inc.	937,082	3,786
*	Arctic Cat Inc.	88,096	3,773
*	Krispy Kreme Doughnuts Inc.	509,246	3,717
*	OfficeMax Inc.	647,265	3,702
	Hot Topic Inc.	364,686	3,702
	Jakks Pacific Inc.	208,230	3,634
*	Career Education Corp.	442,055	3,563
	Stewart Enterprises Inc. Class A	585,558	3,554
	Blyth Inc.	47,374	3,545
*	Denny's Corp.	861,555	3,481
	Movado Group Inc.	139,734	3,430
	Superior Industries International Inc.	175,301	3,425
*	Standard Pacific Corp.	766,213	3,417
*	Smith & Wesson Holding Corp.	440,505	3,414
*	Sonic Corp.	444,357	3,413
*	Skechers U.S.A. Inc. Class A	265,516	3,377
*	Boyd Gaming Corp.	429,184	3,365
*,^ Blue Nile Inc.		99,699	3,288
*	G-III Apparel Group Ltd.	113,658	3,230
	Core-Mark Holding Co. Inc.	77,840	3,187
*	Modine Manufacturing Co.	355,758	3,141
*	Fuel Systems Solutions Inc.	118,554	3,101
	Harte-Hanks Inc.	340,446	3,081
*	Amerigon Inc.	189,579	3,067
*	Federal-Mogul Corp.	176,295	3,034
	Callaway Golf Co.	447,065	3,022
*	AFC Enterprises Inc.	174,543	2,960
	Brown Shoe Co. Inc.	320,139	2,955
*	Rue21 Inc.	93,072	2,731
*	America's Car-Mart Inc.	61,592	2,709
*	Leapfrog Enterprises Inc.	321,573	2,688
	Nutrisystem Inc.	233,564	2,623
*	Education Management Corp.	188,079	2,575

*	VOXX International Corp. Class A	188,809	2,560
	Clear Channel Outdoor Holdings Inc. Class A	320,750	2,560
*	Corinthian Colleges Inc.	606,380	2,510
	PetMed Express Inc.	201,816	2,498
	Speedway Motorsports Inc.	132,094	2,468
*	Wet Seal Inc. Class A	701,900	2,422
*	Caribou Coffee Co. Inc.	127,773	2,382
*	EW Scripps Co. Class A	239,664	2,365
*	Rentrak Corp.	103,967	2,360
	Standard Motor Products Inc.	132,197	2,345
	Destination Maternity Corp.	124,562	2,313
*	Kirkland's Inc.	141,374	2,287
*	Universal Electronics Inc.	111,160	2,221
	bebe stores inc	234,859	2,168
*	Shoe Carnival Inc.	66,886	2,155
*	Carrols Restaurant Group Inc.	137,968	2,104
*	Cavco Industries Inc.	44,911	2,092
*	Winnebago Industries Inc.	207,629	2,035
	World Wrestling Entertainment Inc. Class A	219,615	1,948
	Universal Technical Institute Inc.	147,222	1,942
*	Digital Generation Inc.	189,437	1,934
	Marcus Corp.	149,952	1,882
*	Steinway Musical Instruments Inc.	74,442	1,861
*	Ruth's Hospitality Group Inc.	242,707	1,842
*	Beazer Homes USA Inc.	553,831	1,800
*,^ hhgregg Inc.		157,686	1,794
*	Exide Technologies	569,534	1,783
*,^ Zagg Inc.		165,516	1,759
*	Cost Plus Inc.	98,246	1,759
*	M/I Homes Inc.	141,144	1,745
*	Francesca's Holdings Corp.	55,186	1,744
*	Multimedia Games Holding Co. Inc.	159,099	1,744
*	Town Sports International Holdings Inc.	135,891	1,716
*	Journal Communications Inc. Class A	296,787	1,671
	Haverty Furniture Cos. Inc.	148,090	1,644
*	Midas Inc.	138,038	1,585
*	Body Central Corp.	54,343	1,577
	Spartan Motors Inc.	298,076	1,577
*	Talbots Inc.	516,912	1,566
*	Stoneridge Inc.	151,882	1,502
*	Kenneth Cole Productions Inc. Class A	92,608	1,491
*	Saga Communications Inc. Class A	41,537	1,487
*	Libbey Inc.	111,005	1,436
	Ambassadors Group Inc.	268,133	1,435
	Big 5 Sporting Goods Corp.	178,877	1,402
*	MarineMax Inc.	168,726	1,389
*	Stein Mart Inc.	209,512	1,383
*	Bravo Brio Restaurant Group Inc.	66,746	1,332
*	Citi Trends Inc.	113,842	1,305
*	Systemax Inc.	76,005	1,281
*	Unifi Inc.	132,120	1,276
*	Perry Ellis International Inc.	67,096	1,253
	Lincoln Educational Services Corp.	155,280	1,228
*	Rocky Brands Inc.	89,284	1,215
*	O'Charleys Inc.	121,310	1,194
*	Nexstar Broadcasting Group Inc. Class A	140,999	1,172
*	Fisher Communications Inc.	37,868	1,163

	Weyco Group Inc.	48,942	1,160
*	West Marine Inc.	96,501	1,156
	Benihana Inc. Class A	87,936	1,148
*,^ Skullcandy Inc.		71,227	1,128
	Lifetime Brands Inc.	99,960	1,124
*,^ HomeAway Inc.		44,030	1,117
	CSS Industries Inc.	55,671	1,083
*	Famous Dave's Of America Inc.	93,260	1,083
*	Carmike Cinemas Inc.	76,462	1,067
*	LIN TV Corp. Class A	260,096	1,053
*	Isle of Capri Casinos Inc.	148,818	1,051
*	Morgans Hotel Group Co.	211,139	1,045
	Marine Products Corp.	175,104	1,042
*,^ Dex One Corp.		730,734	1,038
*	Tuesday Morning Corp.	269,430	1,035
*	Conn's Inc.	66,402	1,019
	Mac-Gray Corp.	66,774	1,010
*,^ Hovnanian Enterprises Inc. Class A		410,501	1,006
	Entravision Communications Corp. Class A	581,230	994
*	Red Lion Hotels Corp.	120,508	989
*	Luby's Inc.	160,082	972
	Collectors Universe	55,401	955
	Bassett Furniture Industries Inc.	102,110	939
	Cherokee Inc.	81,296	926
	Martha Stewart Living Omnimedia Class A	241,840	921
*	Cumulus Media Inc. Class A	262,797	917
*	MTR Gaming Group Inc.	186,449	915
	Tandy Leather Factory Inc.	171,805	902
*	Culp Inc.	81,245	892
*	McClatchy Co. Class A	305,941	884
*	LodgeNet Interactive Corp.	249,863	875
*	Entercom Communications Corp. Class A	134,221	871
	Frisch's Restaurants Inc.	31,659	853
*	Pandora Media Inc.	83,500	853
	Flexsteel Industries Inc.	46,811	847
	AH Belo Corp. Class A	170,762	835
*	Charles & Colvard Ltd.	179,486	829
*	Casual Male Retail Group Inc.	246,387	828
	Hooker Furniture Corp.	59,897	818
*	Pacific Sunwear of California Inc.	464,513	818
*	K-Swiss Inc. Class A	196,652	806
*	Cache Inc.	112,504	788
	RG Barry Corp.	64,486	787
*	Gaiam Inc. Class A	196,631	783
*,^ Mattress Firm Holding Corp.		20,300	769
^	Bon-Ton Stores Inc.	82,607	763
	Winmark Corp.	12,811	742
*	Delta Apparel Inc.	43,044	707
*	New York & Co. Inc.	189,432	707
*	Overstock.com Inc.	133,418	699
*	Rick's Cabaret International Inc.	73,932	690
*	Nautilus Inc.	243,823	683
*	Jamba Inc.	323,159	669
	Ark Restaurants Corp.	40,973	666
*	1-800-Flowers.com Inc. Class A	212,399	644
*,^ Teavana Holdings Inc.		32,537	642
*	Great Wolf Resorts Inc.	110,957	635

*	Monarch Casino & Resort Inc.	60,730	626
	Escalade Inc.	105,152	622
*	Coldwater Creek Inc.	520,712	604
*	Summer Infant Inc.	100,515	603
*	Learning Tree International Inc.	100,649	602
*	Orbitz Worldwide Inc.	197,059	601
*	Furniture Brands International Inc.	356,226	598
	Outdoor Channel Holdings Inc.	81,230	594
*	Zale Corp.	191,550	592
*	Media General Inc. Class A	112,740	579
*	Bluegreen Corp.	133,007	573
	Shiloh Industries Inc.	59,757	569
*	Geeknet Inc.	39,271	568
*	Joe's Jeans Inc.	458,351	559
*	Beasley Broadcasting Group Inc. Class A	129,860	558
	Carriage Services Inc. Class A	72,305	546
*	Sealy Corp.	268,101	542
*	Black Diamond Inc.	58,480	542
	Christopher & Banks Corp.	290,530	540
*	Crown Media Holdings Inc. Class A	335,758	534
*	Premier Exhibitions Inc.	149,316	529
*	Dixie Group Inc.	131,974	528
*	Motorcar Parts of America Inc.	54,410	523
*	J Alexander's Corp.	61,783	522
*	Build-A-Bear Workshop Inc.	98,599	518
	Skyline Corp.	64,770	495
	Strattec Security Corp.	20,976	491
*	Emerson Radio Corp.	239,156	481
*	Dreams Inc.	159,157	462
	Insignia Systems Inc.	253,640	459
*	Tower International Inc.	37,530	457
*	Stanley Furniture Co. Inc.	94,854	454
*	Forward Industries Inc.	190,865	452
*	Ballantyne Strong Inc.	83,662	445
*	Valuevision Media Inc. Class A	214,455	444
	Gaming Partners International Corp.	68,566	437
	Dover Downs Gaming & Entertainment Inc.	170,358	429
*	Full House Resorts Inc.	150,748	428
*	Nathan's Famous Inc.	20,071	425
*	Michael Kors Holdings Ltd.	8,884	414
*	Trans World Entertainment Corp.	194,851	413
*	UQM Technologies Inc.	277,445	411
*	Navarre Corp.	223,103	402
*	Kid Brands Inc.	145,135	392
*	School Specialty Inc.	109,842	389
*,^ Perfumania Holdings Inc.		41,849	388
	Williams Controls Inc.	34,249	375
*	Century Casinos Inc.	130,116	373
*	Dover Motorsports Inc.	242,923	360
*	Vitacost.com Inc.	44,124	351
*	Heelys Inc.	159,516	351
*	Archipelago Learning Inc.	31,065	345
*	Spanish Broadcasting System Inc.	50,920	344
*	Hollywood Media Corp.	319,978	342
*	CafePress Inc.	17,770	340
^	Books-A-Million Inc.	101,558	325
*	Johnson Outdoors Inc. Class A	16,717	319

*	Nobility Homes Inc.	40,811	316
*	Cambium Learning Group Inc.	117,787	312
*	Duckwall-ALCO Stores Inc.	34,684	310
*	SuperMedia Inc.	123,000	294
*	Harris Interactive Inc.	202,447	269
*	Emmis Communications Corp. Class A	301,213	247
*	ReachLocal Inc.	34,250	244
*	Kona Grill Inc.	44,367	242
*,^ Empire Resorts Inc.		99,968	226
	Superior Uniform Group Inc.	17,995	211
*	Adams Golf Inc.	18,092	194
*	Golfsmith International Holdings Inc.	44,379	193
	Lacrosse Footwear Inc.	13,421	173
	Einstein Noah Restaurant Group Inc.	11,408	170
*	Gray Television Inc.	89,453	169
*	Lakes Entertainment Inc.	92,413	166
*,^ Dial Global Inc.		68,324	159
*	American Apparel Inc.	178,214	143
*	Bidz.com Inc.	208,755	111
*	Appliance Recycling Centers of America Inc.	23,498	109
*	US Auto Parts Network Inc.	29,615	107
*	Cosi Inc.	88,208	95
*	Radio One Inc. Class A	93,623	95
*	Bluefly Inc.	46,169	83
*	Comstock Homebuilding Cos. Inc. Class A	43,768	79
*	NTN Buzztime Inc.	287,989	72
*	Cobra Electronics Corp.	17,424	70
*	Princeton Review Inc.	689,156	43
*	SPAR Group Inc.	29,701	40
*	Quantum Fuel Systems Technologies Worldwide Inc.	41,851	29
*	Nevada Gold & Casinos Inc.	19,695	28
*	Radio One Inc.	25,533	25
*	Hallwood Group Inc.	1,737	21
*	Meade Instruments Corp.	4,548	18
*	Entertainment Gaming Asia Inc.	35,584	16
*	Cybex International Inc.	3,549	9
*	Sport Chalet Inc. Class A	5,160	7
*	Enova Systems Inc.	13,800	5
*	dELiA*s Inc.	500	1
*	Here Media Inc.	12,670	—
			3,465,941
Consumer Staples (3.7%)
	Bunge Ltd.	1,095,061	74,946
*	Monster Beverage Corp.	1,139,718	70,765
	Herbalife Ltd.	873,875	60,140
	Church & Dwight Co. Inc.	1,070,220	52,644
*	Green Mountain Coffee Roasters Inc.	977,659	45,794
*	Energizer Holdings Inc.	495,722	36,773
	Corn Products International Inc.	572,763	33,020
*	Ralcorp Holdings Inc.	415,023	30,749
*	Smithfield Foods Inc.	1,209,740	26,651
	Nu Skin Enterprises Inc. Class A	413,115	23,924
	Flowers Foods Inc.	848,745	17,289
*	United Natural Foods Inc.	366,783	17,114
*	TreeHouse Foods Inc.	270,258	16,080
	Casey's General Stores Inc.	286,350	15,881
*	Darling International Inc.	881,579	15,357

	Ruddick Corp.	370,873	14,872
*	Hain Celestial Group Inc.	333,529	14,612
*	Fresh Market Inc.	209,511	10,046
	PriceSmart Inc.	137,269	9,995
	Lancaster Colony Corp.	149,672	9,947
	Snyders-Lance Inc.	352,637	9,116
*	Rite Aid Corp.	4,932,821	8,583
	B&G Foods Inc. Class A	363,936	8,192
	Universal Corp.	174,943	8,152
	Vector Group Ltd.	441,788	7,829
	Sanderson Farms Inc.	142,238	7,543
	Fresh Del Monte Produce Inc.	313,511	7,161
*	Post Holdings Inc.	207,618	6,837
*,^ Boston Beer Co. Inc. Class A		63,975	6,832
	Andersons Inc.	138,868	6,761
*	Prestige Brands Holdings Inc.	379,210	6,629
*	Elizabeth Arden Inc.	185,101	6,475
*	Spectrum Brands Holdings Inc.	180,599	6,314
	J&J Snack Foods Corp.	108,846	5,710
	WD-40 Co.	120,281	5,455
*	Pilgrim's Pride Corp.	679,384	5,068
^	Tootsie Roll Industries Inc.	191,935	4,397
	Cal-Maine Foods Inc.	107,928	4,129
	Weis Markets Inc.	91,396	3,985
*	Central Garden and Pet Co. Class A	388,975	3,746
^	Diamond Foods Inc.	163,131	3,723
	Spartan Stores Inc.	195,908	3,550
*	Smart Balance Inc.	473,168	3,128
*	Chiquita Brands International Inc.	339,452	2,984
*,^ Central European Distribution Corp.		556,634	2,844
*,^ Star Scientific Inc.		854,764	2,804
	Nash Finch Co.	92,968	2,642
*	Susser Holdings Corp.	102,623	2,634
*	Dole Food Co. Inc.	263,041	2,625
	Calavo Growers Inc.	97,618	2,614
*	Alliance One International Inc.	643,473	2,426
*	Medifast Inc.	134,388	2,346
*	Pantry Inc.	172,904	2,249
*	Revlon Inc. Class A	120,182	2,073
	Coca-Cola Bottling Co. Consolidated	31,991	2,007
*	National Beverage Corp.	123,082	1,974
	Ingles Markets Inc. Class A	102,971	1,816
	Inter Parfums Inc.	113,716	1,784
*	USANA Health Sciences Inc.	46,945	1,752
	Village Super Market Inc. Class A	46,702	1,475
*	Seneca Foods Corp. Class A	52,495	1,383
*	Nutraceutical International Corp.	77,248	1,125
	Oil-Dri Corp. of America	52,194	1,111
	United-Guardian Inc.	55,716	1,022
*	Chefs' Warehouse Inc.	43,820	1,014
	Limoneira Co.	57,808	976
*	Omega Protein Corp.	126,228	961
	Rocky Mountain Chocolate Factory Inc.	103,287	956
*	Schiff Nutrition International Inc.	75,609	929
*	John B Sanfilippo & Son Inc.	70,944	885
	Alico Inc.	35,328	816
*	Farmer Bros Co.	73,219	797

*	Nature's Sunshine Products Inc.	49,551	794
	MGP Ingredients Inc.	143,698	773
*	Lifeway Foods Inc.	81,756	756
	Arden Group Inc.	8,034	730
*	Natural Alternatives International Inc.	100,999	631
	Female Health Co.	110,007	596
*,^ Synutra International Inc.		100,215	589
*	Parlux Fragrances Inc.	89,346	506
*	Overhill Farms Inc.	110,253	496
	Imperial Sugar Co.	98,756	463
	Orchids Paper Products Co.	23,573	424
*	Inventure Foods Inc.	64,741	321
*	Craft Brew Alliance Inc.	40,803	313
*	Crumbs Bake Shop Inc.	82,203	302
*	S&W Seed Co.	43,214	246
*	Physicians Formula Holdings Inc.	76,739	228
*	Pizza Inn Holdings Inc.	32,676	158
*	IGI Laboratories Inc.	88,519	97
*	Primo Water Corp.	41,926	82
	Reliv International Inc.	44,259	60
*	Jones Soda Co.	62,161	28
*	Mannatech Inc.	7,432	28
*	Crystal Rock Holdings Inc.	600	1
			795,560
Energy (6.5%)
*	Concho Resources Inc.	779,595	79,581
	HollyFrontier Corp.	1,564,976	50,314
	Cimarex Energy Co.	644,096	48,610
*	Whiting Petroleum Corp.	882,956	47,945
	Core Laboratories NV	357,948	47,095
	Oceaneering International Inc.	811,984	43,758
*	Plains Exploration & Production Co.	963,687	41,101
*	Continental Resources Inc.	421,456	36,169
	SM Energy Co.	481,878	34,103
*	Cobalt International Energy Inc.	1,042,303	31,300
*	Superior Energy Services Inc.	1,184,381	31,220
*	Oil States International Inc.	385,933	30,126
^	Kinder Morgan Inc.	744,099	28,759
	Energen Corp.	542,047	26,642
*	Dresser-Rand Group Inc.	568,030	26,351
*	Ultra Petroleum Corp.	1,146,616	25,948
*	SandRidge Energy Inc.	3,121,884	24,444
*	McDermott International Inc.	1,766,901	22,634
	World Fuel Services Corp.	535,011	21,935
*	Energy XXI Bermuda Ltd.	582,784	21,044
	Tidewater Inc.	389,217	21,026
	Lufkin Industries Inc.	249,567	20,128
	Patterson-UTI Energy Inc.	1,162,075	20,092
*	Rosetta Resources Inc.	400,477	19,527
*	Atwood Oceanics Inc.	426,233	19,134
*	Key Energy Services Inc.	1,137,684	17,577
*	CVR Energy Inc.	651,090	17,417
	Arch Coal Inc.	1,602,984	17,168
*	Cheniere Energy Inc.	1,130,912	16,941
*	Dril-Quip Inc.	260,297	16,925
	Berry Petroleum Co. Class A	352,826	16,629
^	CARBO Ceramics Inc.	149,361	15,750

*	SEACOR Holdings Inc.	157,693	15,104
*	Helix Energy Solutions Group Inc.	794,120	14,135
*	Oasis Petroleum Inc.	446,351	13,761
*	Unit Corp.	312,177	13,349
	Bristow Group Inc.	271,324	12,950
*	Hornbeck Offshore Services Inc.	263,576	11,078
*	Stone Energy Corp.	367,573	10,509
*,^ Clean Energy Fuels Corp.		489,166	10,410
*	Forest Oil Corp.	843,189	10,219
*	Northern Oil and Gas Inc.	478,007	9,914
*	Gulfport Energy Corp.	338,608	9,860
	Targa Resources Corp.	210,334	9,560
*	Swift Energy Co.	320,425	9,302
*	Bill Barrett Corp.	353,437	9,193
*	SemGroup Corp. Class A	312,480	9,106
*	McMoRan Exploration Co.	825,669	8,835
*	Carrizo Oil & Gas Inc.	296,457	8,378
*	Gulfmark Offshore Inc.	180,189	8,282
	Western Refining Inc.	403,118	7,587
^	EXCO Resources Inc.	1,142,557	7,575
*	Approach Resources Inc.	200,233	7,399
*	Cloud Peak Energy Inc.	458,376	7,302
*	Petroleum Development Corp.	177,762	6,593
*	Exterran Holdings Inc.	471,631	6,221
*,^ Magnum Hunter Resources Corp.		969,641	6,215
*	ION Geophysical Corp.	959,433	6,188
*	Comstock Resources Inc.	361,941	5,730
*	Contango Oil & Gas Co.	95,954	5,653
*	Newpark Resources Inc.	685,291	5,613
	W&T Offshore Inc.	263,138	5,547
*	TETRA Technologies Inc.	584,273	5,504
*	Parker Drilling Co.	879,695	5,252
^	RPC Inc.	485,997	5,156
*	OYO Geospace Corp.	47,920	5,047
*	GeoResources Inc.	150,077	4,914
*	Hercules Offshore Inc.	1,037,548	4,908
*	Quicksilver Resources Inc.	898,677	4,529
*	Energy Partners Ltd.	265,909	4,417
	Crosstex Energy Inc.	310,493	4,390
*	Patriot Coal Corp.	698,936	4,361
*	Rentech Inc.	2,072,652	4,311
*	Vaalco Energy Inc.	433,771	4,099
*	Pioneer Drilling Co.	462,806	4,073
*	Basic Energy Services Inc.	217,525	3,774
*,^ Goodrich Petroleum Corp.		194,263	3,695
	Gulf Island Fabrication Inc.	125,613	3,677
*,^ BPZ Resources Inc.		877,948	3,538
*	Clayton Williams Energy Inc.	43,884	3,486
*,^ Heckmann Corp.		775,670	3,343
*	Matrix Service Co.	234,842	3,290
*	Resolute Energy Corp.	282,920	3,220
*	Endeavour International Corp.	264,843	3,138
*,^ ATP Oil & Gas Corp.		405,044	2,977
*	Rex Energy Corp.	277,101	2,959
*,^ Abraxas Petroleum Corp.		945,917	2,951
*	Mitcham Industries Inc.	114,683	2,576
*	Triangle Petroleum Corp.	361,649	2,495

*,^ Hyperdynamics Corp.		1,908,739	2,462
*	Cal Dive International Inc.	742,373	2,450
^	Overseas Shipholding Group Inc.	193,414	2,443
*,^ Uranium Energy Corp.		601,920	2,348
*	Laredo Petroleum Holdings Inc.	98,700	2,314
*	Petroquest Energy Inc.	364,589	2,239
*	Vantage Drilling Co.	1,375,500	2,201
*	Harvest Natural Resources Inc.	294,413	2,084
*	Venoco Inc.	189,310	2,052
*	FX Energy Inc.	359,759	1,957
*,^ Halcon Resources Corp.		205,697	1,929
	Delek US Holdings Inc.	122,089	1,894
*	Dawson Geophysical Co.	55,123	1,894
*	Callon Petroleum Co.	300,021	1,887
*,^ C&J Energy Services Inc.		100,332	1,785
*	PHI Inc.	78,066	1,746
*	Warren Resources Inc.	533,261	1,738
*,^ James River Coal Co.		316,877	1,622
	Penn Virginia Corp.	332,779	1,514
*,^ Miller Energy Resources Inc.		331,068	1,397
*,^ Verenium Corp.		316,665	1,314
	Bolt Technology Corp.	83,555	1,295
	Panhandle Oil and Gas Inc. Class A	42,985	1,267
*,^ USEC Inc.		1,173,682	1,244
*	ZaZa Energy Corp.	257,683	1,203
*,^ Uranium Resources Inc.		1,260,621	1,147
*	Willbros Group Inc.	349,065	1,131
*	REX American Resources Corp.	35,825	1,100
*	Evolution Petroleum Corp.	115,398	1,073
*	Westmoreland Coal Co.	91,433	1,021
*	Natural Gas Services Group Inc.	76,000	1,003
*,^ Royale Energy Inc.		188,357	981
*	Houston American Energy Corp.	180,643	943
*,^ Amyris Inc.		175,729	910
*	Green Plains Renewable Energy Inc.	81,123	875
*	Sanchez Energy Corp.	38,500	864
	Alon USA Energy Inc.	94,506	855
*,^ KiOR Inc.		59,443	795
*	Syntroleum Corp.	798,486	771
*	TGC Industries Inc.	75,195	746
*	Global Geophysical Services Inc.	69,805	741
*	Energy Transfer Equity LP	17,849	719
*	Bonanza Creek Energy Inc.	32,700	715
*	CREDO Petroleum Corp.	69,275	708
*	Union Drilling Inc.	127,239	707
*,^ CAMAC Energy Inc.		652,877	653
*	Crimson Exploration Inc.	149,947	622
*	Tengasco Inc.	529,787	583
*	Double Eagle Petroleum Co.	93,748	563
*,^ GMX Resources Inc.		435,209	553
*	Isramco Inc.	5,453	476
*	Solazyme Inc.	31,387	459
*	Magellan Petroleum Corp.	330,649	423
	Adams Resources & Energy Inc.	7,295	417
*,^ Gevo Inc.		44,098	405
*	Saratoga Resources Inc.	53,421	387
*,^ Pacific Ethanol Inc.		352,071	387

	Hallador Energy Co.	43,336	383
*,^ BioFuel Energy Corp.		532,394	346
*	Synergy Resources Corp.	101,453	340
*	PHI Inc.	13,707	317
*,^ Zion Oil & Gas Inc. Exp. 12/31/2012		117,793	311
*	ENGlobal Corp.	128,231	308
*	Voyager Oil & Gas Inc.	107,305	261
*	Gasco Energy Inc.	946,291	253
*	HKN Inc.	107,664	239
*	Pyramid Oil Co.	42,495	213
*,^ GreenHunter Energy Inc.		69,193	172
*	FieldPoint Petroleum Corp.	33,558	151
*	Barnwell Industries Inc.	44,309	145
*	PostRock Energy Corp.	41,993	130
*	RigNet Inc.	7,100	125
*,^ Cubic Energy Inc.		224,715	121
*,^ Lucas Energy Inc.		47,850	119
*	GeoMet Inc.	138,562	93
*,^ Tri-Valley Corp.		528,850	89
*	Geokinetics Inc.	45,035	79
*	Forbes Energy Services Ltd.	12,212	75
*	FieldPoint Petroleum Corp. Warrants Exp. 03/23/2017	33,558	47
*	GeoPetro Resources Co.	31,100	6
*	Zion Oil & Gas Inc. Warrants Exp. 12/31/2012	12,066	6
			1,389,382
Financials (20.1%)
	General Growth Properties Inc.	4,425,418	75,188
*	CIT Group Inc.	1,508,238	62,200
	Digital Realty Trust Inc.	805,505	59,583
	Macerich Co.	992,048	57,291
	SL Green Realty Corp.	649,149	50,341
	Federal Realty Investment Trust	478,603	46,324
	New York Community Bancorp Inc.	3,296,817	45,859
*	Affiliated Managers Group Inc.	402,529	45,007
	UDR Inc.	1,678,592	44,835
	Rayonier Inc.	920,185	40,571
	Essex Property Trust Inc.	261,646	39,642
	Camden Property Trust	592,327	38,945
	Realty Income Corp.	1,002,477	38,826
	Everest Re Group Ltd.	403,995	37,378
	TD Ameritrade Holding Corp.	1,855,789	36,633
	Alleghany Corp.	109,099	35,904
	Alexandria Real Estate Equities Inc.	466,278	34,099
*	MSCI Inc. Class A	912,831	33,601
	Reinsurance Group of America Inc. Class A	551,534	32,800
*	Markel Corp.	72,252	32,437
	Taubman Centers Inc.	436,380	31,834
	Liberty Property Trust	876,031	31,292
	Arthur J Gallagher & Co.	864,588	30,900
	Raymond James Financial Inc.	838,066	30,615
	WR Berkley Corp.	839,371	30,318
	Regency Centers Corp.	675,995	30,068
	Fidelity National Financial Inc. Class A	1,665,013	30,020
	RenaissanceRe Holdings Ltd.	388,409	29,414
	BRE Properties Inc.	569,322	28,779
	Duke Realty Corp.	1,946,899	27,919
	Jones Lang LaSalle Inc.	327,996	27,325

Senior Housing Properties Trust	1,222,481	26,956
Cullen/Frost Bankers Inc.	460,700	26,808
First Niagara Financial Group Inc.	2,644,407	26,021
East West Bancorp Inc.	1,118,073	25,816
Lazard Ltd. Class A	898,758	25,669
DDR Corp.	1,742,286	25,437
Ares Capital Corp.	1,542,155	25,214
American Campus Communities Inc.	560,577	25,069
White Mountains Insurance Group Ltd.	49,662	24,916
Eaton Vance Corp.	869,038	24,837
Hospitality Properties Trust	928,487	24,577
HCC Insurance Holdings Inc.	782,357	24,386
Commerce Bancshares Inc.	595,202	24,118
Weingarten Realty Investors	908,373	24,008
Kilroy Realty Corp.	513,778	23,947
Douglas Emmett Inc.	1,049,311	23,935
Validus Holdings Ltd.	747,724	23,142
Piedmont Office Realty Trust Inc. Class A	1,298,533	23,049
Assured Guaranty Ltd.	1,371,362	22,655
Hancock Holding Co.	637,030	22,621
SEI Investments Co.	1,088,382	22,519
* American Capital Ltd.	2,594,079	22,491
American Financial Group Inc.	577,411	22,277
Home Properties Inc.	363,625	22,185
BioMed Realty Trust Inc.	1,159,048	21,999
* Signature Bank	347,290	21,893
National Retail Properties Inc.	795,003	21,616
Equity Lifestyle Properties Inc.	308,783	21,535
Jefferies Group Inc.	1,129,958	21,288
* SVB Financial Group	328,042	21,106
CBL & Associates Properties Inc.	1,115,264	21,101
Waddell & Reed Financial Inc. Class A	643,316	20,850
Brown & Brown Inc.	873,201	20,765
Mid-America Apartment Communities Inc.	307,593	20,618
Old Republic International Corp.	1,949,199	20,564
Extra Space Storage Inc.	712,615	20,516
Tanger Factory Outlet Centers	682,330	20,286
ProAssurance Corp.	229,867	20,254
Allied World Assurance Co. Holdings AG	286,151	19,650
CBOE Holdings Inc.	674,396	19,166
Mack-Cali Realty Corp.	659,904	19,018
Post Properties Inc.	400,193	18,753
Delphi Financial Group Inc.	414,918	18,576
City National Corp.	352,130	18,476
Protective Life Corp.	621,012	18,394
Valley National Bancorp	1,410,018	18,260
Associated Banc-Corp	1,307,699	18,255
Highwoods Properties Inc.	546,393	18,206
LaSalle Hotel Properties	643,567	18,110
Bank of Hawaii Corp.	348,490	16,849
Omega Healthcare Investors Inc.	780,988	16,604
* Forest City Enterprises Inc. Class A	1,054,729	16,517
Entertainment Properties Trust	351,104	16,284
Prosperity Bancshares Inc.	355,127	16,265
Fulton Financial Corp.	1,505,734	15,810
* Popular Inc.	7,698,452	15,782
* Stifel Financial Corp.	404,199	15,295

	Alterra Capital Holdings Ltd.	652,482	14,994
	Capitol Federal Financial Inc.	1,258,743	14,929
	Aspen Insurance Holdings Ltd.	532,094	14,867
	Washington REIT	498,301	14,800
*	First Republic Bank	445,705	14,682
	Colonial Properties Trust	660,524	14,353
*	CNO Financial Group Inc.	1,824,396	14,194
	TCF Financial Corp.	1,187,863	14,124
	Erie Indemnity Co. Class A	180,911	14,100
	Hanover Insurance Group Inc.	338,438	13,917
	Susquehanna Bancshares Inc.	1,405,868	13,890
	FirstMerit Corp.	821,676	13,853
	StanCorp Financial Group Inc.	333,625	13,659
	Washington Federal Inc.	808,632	13,601
	First American Financial Corp.	793,571	13,197
*,^ St. Joe Co.		694,163	13,196
	Endurance Specialty Holdings Ltd.	324,226	13,183
	DiamondRock Hospitality Co.	1,262,507	12,991
*	Ocwen Financial Corp.	829,155	12,960
*	Howard Hughes Corp.	202,647	12,943
	Healthcare Realty Trust Inc.	586,522	12,903
	FNB Corp.	1,048,306	12,664
	Janus Capital Group Inc.	1,416,478	12,621
	Corporate Office Properties Trust	541,805	12,575
	Webster Financial Corp.	553,231	12,542
	Brandywine Realty Trust	1,073,364	12,322
	Synovus Financial Corp.	5,952,868	12,203
	CapitalSource Inc.	1,847,435	12,193
	Trustmark Corp.	482,925	12,063
	Mercury General Corp.	272,580	11,923
	CommonWealth REIT	630,202	11,734
*	LPL Investment Holdings Inc.	308,534	11,706
	Umpqua Holdings Corp.	859,281	11,652
	DuPont Fabros Technology Inc.	473,601	11,580
	Kemper Corp.	377,172	11,421
	BOK Financial Corp.	199,338	11,219
*,^ MBIA Inc.		1,119,450	10,971
	CubeSmart	919,303	10,940
	UMB Financial Corp.	244,257	10,927
	DCT Industrial Trust Inc.	1,849,287	10,911
	Sovran Self Storage Inc.	218,073	10,867
*	Ezcorp Inc. Class A	329,559	10,696
	Apollo Investment Corp.	1,481,254	10,621
	Cash America International Inc.	221,037	10,594
	EastGroup Properties Inc.	209,508	10,521
	Cathay General Bancorp	592,086	10,480
	Iberiabank Corp.	192,199	10,277
	Westamerica Bancorporation	213,684	10,257
	National Health Investors Inc.	209,285	10,209
	MarketAxess Holdings Inc.	271,164	10,112
^	Prospect Capital Corp.	916,579	10,064
*	Texas Capital Bancshares Inc.	284,357	9,844
	United Bankshares Inc.	339,817	9,807
	Wintrust Financial Corp.	273,261	9,780
	Platinum Underwriters Holdings Ltd.	267,559	9,766
*	First Cash Financial Services Inc.	225,614	9,677
*	Knight Capital Group Inc. Class A	741,648	9,545

Greenhill & Co. Inc.	217,699	9,500
Potlatch Corp.	302,779	9,489
BankUnited Inc.	377,945	9,449
Medical Properties Trust Inc.	1,018,137	9,448
Old National Bancorp	712,596	9,364
Northwest Bancshares Inc.	734,394	9,327
Primerica Inc.	366,344	9,236
PS Business Parks Inc.	140,000	9,176
Lexington Realty Trust	1,017,559	9,148
Equity One Inc.	449,260	9,084
RLI Corp.	125,966	9,024
Glimcher Realty Trust	874,854	8,941
Montpelier Re Holdings Ltd.	462,102	8,928
* Sunstone Hotel Investors Inc.	892,477	8,693
Pebblebrook Hotel Trust	383,223	8,653
MB Financial Inc.	411,128	8,630
Sun Communities Inc.	198,990	8,622
Community Bank System Inc.	294,868	8,486
International Bancshares Corp.	399,809	8,456
BancorpSouth Inc.	618,883	8,336
First Financial Bankshares Inc.	236,720	8,335
* Altisource Portfolio Solutions SA	136,041	8,250
National Penn Bancshares Inc.	928,520	8,217
Glacier Bancorp Inc.	540,980	8,082
* Strategic Hotels & Resorts Inc.	1,227,985	8,080
* First Industrial Realty Trust Inc.	651,430	8,045
CVB Financial Corp.	660,136	7,750
First Financial Bancorp	438,289	7,582
* MGIC Investment Corp.	1,513,031	7,505
Education Realty Trust Inc.	691,054	7,491
Symetra Financial Corp.	642,562	7,409
LTC Properties Inc.	228,820	7,322
Acadia Realty Trust	321,667	7,250
Selective Insurance Group Inc.	411,436	7,245
First Citizens BancShares Inc. Class A	38,852	7,098
Argo Group International Holdings Ltd.	235,712	7,041
PrivateBancorp Inc. Class A	452,863	6,870
* World Acceptance Corp.	111,743	6,844
Columbia Banking System Inc.	297,499	6,777
Bank of the Ozarks Inc.	215,797	6,746
First Midwest Bancorp Inc.	562,863	6,743
Tower Group Inc.	299,280	6,713
* Financial Engines Inc.	298,124	6,666
* PHH Corp.	424,956	6,574
* BBCN Bancorp Inc.	586,477	6,527
Government Properties Income Trust	265,428	6,399
Pennsylvania REIT	417,375	6,373
Park National Corp.	91,633	6,338
Hersha Hospitality Trust Class A	1,155,103	6,307
* Enstar Group Ltd.	63,497	6,286
* DFC Global Corp.	331,739	6,260
Astoria Financial Corp.	631,016	6,222
PacWest Bancorp	252,501	6,136
Alexander's Inc.	15,396	6,064
Fifth Street Finance Corp.	619,946	6,051
CNA Financial Corp.	202,784	5,948
Cousins Properties Inc.	782,671	5,933

Provident Financial Services Inc.	404,315	5,875
Boston Private Financial Holdings Inc.	586,737	5,815
Franklin Street Properties Corp.	543,739	5,764
* TFS Financial Corp.	604,375	5,742
American Assets Trust Inc.	250,978	5,722
American Equity Investment Life Holding Co.	447,069	5,709
Evercore Partners Inc. Class A	193,469	5,624
* Sterling Financial Corp.	266,734	5,569
Harleysville Group Inc.	96,375	5,561
NBT Bancorp Inc.	250,549	5,532
* Investors Bancorp Inc.	361,419	5,429
* Greenlight Capital Re Ltd. Class A	219,575	5,408
Horace Mann Educators Corp.	299,876	5,284
Associated Estates Realty Corp.	319,312	5,218
Inland Real Estate Corp.	583,353	5,174
Oritani Financial Corp.	343,964	5,049
* State Bank Financial Corp.	285,660	5,002
* Virtus Investment Partners Inc.	57,994	4,975
Interactive Brokers Group Inc.	291,465	4,955
Brookline Bancorp Inc.	528,099	4,948
Investors Real Estate Trust	632,144	4,861
Amtrust Financial Services Inc.	180,604	4,855
Chemical Financial Corp.	206,607	4,843
First Commonwealth Financial Corp.	789,879	4,834
* Pinnacle Financial Partners Inc.	260,630	4,783
KBW Inc.	257,972	4,772
Safety Insurance Group Inc.	114,278	4,759
* Citizens Republic Bancorp Inc.	302,408	4,721
* National Financial Partners Corp.	310,664	4,703
Independent Bank Corp.	162,072	4,656
Infinity Property & Casualty Corp.	88,835	4,649
Ashford Hospitality Trust Inc.	511,827	4,612
S&T Bancorp Inc.	211,905	4,596
First Potomac Realty Trust	378,655	4,578
Sabra Health Care REIT Inc.	277,370	4,560
Advance America Cash Advance Centers Inc.	431,693	4,528
* Western Alliance Bancorp	533,135	4,516
Retail Opportunity Investments Corp.	373,438	4,496
Home Bancshares Inc.	167,854	4,467
* Credit Acceptance Corp.	44,113	4,456
Nelnet Inc. Class A	170,254	4,411
Radian Group Inc.	1,010,355	4,395
Employers Holdings Inc.	245,598	4,350
Chesapeake Lodging Trust	242,032	4,349
Universal Health Realty Income Trust	109,502	4,340
PennantPark Investment Corp.	412,318	4,288
BlackRock Kelso Capital Corp.	434,805	4,270
Cohen & Steers Inc.	133,279	4,252
* HFF Inc. Class A	254,218	4,187
* iStar Financial Inc.	573,638	4,159
Hercules Technology Growth Capital Inc.	371,521	4,116
* Green Dot Corp. Class A	153,989	4,084
* Forestar Group Inc.	265,265	4,082
FBL Financial Group Inc. Class A	120,190	4,050
^ Main Street Capital Corp.	164,268	4,046
BGC Partners Inc. Class A	542,917	4,012
WesBanco Inc.	196,142	3,950

RLJ Lodging Trust	209,092	3,895
TrustCo Bank Corp. NY	681,995	3,894
American National Insurance Co.	52,919	3,838
* PICO Holdings Inc.	163,508	3,834
City Holding Co.	109,603	3,805
Saul Centers Inc.	93,948	3,792
Oriental Financial Group Inc.	313,148	3,789
* Navigators Group Inc.	79,943	3,777
Community Trust Bancorp Inc.	115,625	3,708
* Investment Technology Group Inc.	304,367	3,640
Duff & Phelps Corp. Class A	233,384	3,627
Maiden Holdings Ltd.	402,962	3,627
* West Coast Bancorp	190,165	3,598
Dime Community Bancshares Inc.	243,514	3,558
Triangle Capital Corp.	178,715	3,530
* AMERISAFE Inc.	141,430	3,499
Flushing Financial Corp.	259,212	3,489
Meadowbrook Insurance Group Inc.	373,062	3,481
Coresite Realty Corp.	143,321	3,381
Ramco-Gershenson Properties Trust	276,358	3,377
* FelCor Lodging Trust Inc.	928,013	3,341
ViewPoint Financial Group	216,547	3,330
* Safeguard Scientifics Inc.	192,194	3,306
Renasant Corp.	201,186	3,275
* Hanmi Financial Corp.	321,053	3,249
* Ameris Bancorp	245,098	3,221
Getty Realty Corp.	205,846	3,207
* Citizens Inc.	318,494	3,147
Simmons First National Corp. Class A	121,220	3,131
Urstadt Biddle Properties Inc. Class A	158,180	3,122
National Interstate Corp.	120,502	3,082
* Wilshire Bancorp Inc.	634,438	3,064
* Piper Jaffray Cos.	112,576	2,997
SCBT Financial Corp.	89,848	2,939
* Tejon Ranch Co.	102,084	2,924
Sandy Spring Bancorp Inc.	158,321	2,877
* Eagle Bancorp Inc.	169,901	2,844
MCG Capital Corp.	669,047	2,843
* eHealth Inc.	173,583	2,831
First Financial Corp.	88,992	2,825
Monmouth Real Estate Investment Corp. Class A	288,145	2,807
United Fire Group Inc.	155,931	2,790
Berkshire Hills Bancorp Inc.	120,703	2,767
Campus Crest Communities Inc.	230,225	2,684
Kennedy-Wilson Holdings Inc.	198,799	2,684
* Bancorp Inc.	262,184	2,632
Washington Trust Bancorp Inc.	108,936	2,630
Winthrop Realty Trust	226,894	2,630
Flagstone Reinsurance Holdings SA	325,401	2,561
* Hilltop Holdings Inc.	299,673	2,514
Southside Bancshares Inc.	112,734	2,491
Bancfirst Corp.	56,938	2,480
Excel Trust Inc.	204,914	2,475
Agree Realty Corp.	109,513	2,473
OneBeacon Insurance Group Ltd. Class A	160,454	2,473
* Taylor Capital Group Inc.	171,151	2,456
Cardinal Financial Corp.	216,933	2,451

* Beneficial Mutual Bancorp Inc.	280,233	2,449
* OmniAmerican Bancorp Inc.	126,372	2,447
Lakeland Financial Corp.	93,572	2,436
Tompkins Financial Corp.	60,672	2,431
* ICG Group Inc.	268,244	2,401
* Guaranty Bancorp	1,196,331	2,381
National Western Life Insurance Co. Class A	17,172	2,350
* Doral Financial Corp.	1,522,640	2,345
* Central Pacific Financial Corp.	177,227	2,295
MVC Capital Inc.	174,151	2,287
* Virginia Commerce Bancorp Inc.	260,236	2,285
GAMCO Investors Inc.	45,923	2,278
TICC Capital Corp.	232,679	2,266
SY Bancorp Inc.	97,115	2,253
* United Community Banks Inc.	230,812	2,250
Great Southern Bancorp Inc.	93,148	2,236
* Southwest Bancorp Inc.	241,988	2,231
* INTL. FCStone Inc.	104,544	2,206
* NewStar Financial Inc.	193,612	2,153
* Rouse Properties Inc.	158,127	2,141
Republic Bancorp Inc. Class A	88,669	2,121
^ TowneBank	157,215	2,121
WSFS Financial Corp.	51,593	2,115
MainSource Financial Group Inc.	175,313	2,113
* WisdomTree Investments Inc.	252,260	2,111
Epoch Holding Corp.	87,872	2,098
German American Bancorp Inc.	106,539	2,070
First Busey Corp.	417,649	2,063
Mission West Properties Inc.	208,758	2,058
Banner Corp.	93,330	2,056
* Metro Bancorp Inc.	175,222	2,048
Kite Realty Group Trust	387,766	2,044
Provident New York Bancorp	240,623	2,036
* 1st United Bancorp Inc.	331,241	2,004
Federal Agricultural Mortgage Corp.	87,861	1,994
Apollo Residential Mortgage Inc.	108,460	1,993
Camden National Corp.	56,349	1,981
* Phoenix Cos. Inc.	805,052	1,972
First Merchants Corp.	158,738	1,959
Stewart Information Services Corp.	137,650	1,956
West Bancorporation Inc.	195,669	1,955
Calamos Asset Management Inc. Class A	147,323	1,931
Arrow Financial Corp.	79,151	1,931
* Park Sterling Corp.	401,314	1,926
One Liberty Properties Inc.	105,152	1,924
OceanFirst Financial Corp.	134,861	1,920
First Connecticut Bancorp Inc.	144,984	1,912
* Sun Bancorp Inc.	538,686	1,902
Capital Southwest Corp.	20,102	1,901
Kearny Financial Corp.	193,428	1,886
* First California Financial Group Inc.	323,375	1,885
StellarOne Corp.	156,773	1,861
Univest Corp. of Pennsylvania	110,368	1,852
Westfield Financial Inc.	233,336	1,846
* Pacific Capital Bancorp NA	40,430	1,844
* Seacoast Banking Corp. of Florida	1,017,091	1,790
Gladstone Commercial Corp.	103,669	1,784

Washington Banking Co.	129,147	1,784
Presidential Life Corp.	154,700	1,768
* Suffolk Bancorp	135,093	1,755
* Global Indemnity plc	89,528	1,745
GFI Group Inc.	463,143	1,741
* Walker & Dunlop Inc.	138,141	1,741
National Bankshares Inc.	57,523	1,731
Rockville Financial Inc.	148,470	1,730
Cogdell Spencer Inc.	402,363	1,706
Cedar Realty Trust Inc.	332,969	1,705
Hudson Pacific Properties Inc.	112,563	1,703
Artio Global Investors Inc. Class A	355,779	1,697
Baldwin & Lyons Inc.	75,703	1,694
Financial Institutions Inc.	104,524	1,690
SeaBright Holdings Inc.	185,867	1,690
Golub Capital BDC Inc.	109,729	1,676
* Flagstar Bancorp Inc.	1,815,167	1,670
Westwood Holdings Group Inc.	42,704	1,654
Lakeland Bancorp Inc.	167,354	1,648
* Heritage Commerce Corp.	255,911	1,646
Sterling Bancorp	171,566	1,645
* Macatawa Bank Corp.	473,983	1,645
Union First Market Bankshares Corp.	116,876	1,636
Northfield Bancorp Inc.	114,022	1,621
Parkway Properties Inc.	152,894	1,602
United Financial Bancorp Inc.	99,597	1,576
Territorial Bancorp Inc.	75,520	1,572
FXCM Inc. Class A	120,065	1,560
Citizens & Northern Corp.	77,481	1,550
Heartland Financial USA Inc.	88,709	1,538
* Ladenburg Thalmann Financial Services Inc.	847,507	1,509
Arlington Asset Investment Corp. Class A	67,017	1,488
1st Source Corp.	60,714	1,486
* First Financial Northwest Inc.	192,324	1,485
STAG Industrial Inc.	104,702	1,462
Bank Mutual Corp.	357,197	1,443
Oppenheimer Holdings Inc. Class A	82,782	1,436
Bryn Mawr Bank Corp.	63,474	1,424
Summit Hotel Properties Inc.	187,439	1,421
CoBiz Financial Inc.	200,596	1,418
Peoples Bancorp Inc.	80,600	1,414
Hudson Valley Holding Corp.	87,153	1,406
State Auto Financial Corp.	96,139	1,405
Northrim BanCorp Inc.	65,237	1,404
* Harris & Harris Group Inc.	334,378	1,388
* Pacific Mercantile Bancorp	252,753	1,385
* NewBridge Bancorp	282,645	1,354
Thomas Properties Group Inc.	294,423	1,351
Heritage Financial Corp.	98,647	1,342
* Cowen Group Inc. Class A	493,904	1,338
* Franklin Financial Corp.	99,200	1,332
First Interstate Bancsystem Inc.	90,742	1,327
CapLease Inc.	327,510	1,320
Consolidated-Tomoka Land Co.	43,941	1,307
Kohlberg Capital Corp.	188,538	1,303
* Intervest Bancshares Corp. Class A	340,250	1,300
* Bridge Capital Holdings	95,803	1,290

*	BofI Holding Inc.	74,911	1,279
	Trico Bancshares	73,177	1,275
	Edelman Financial Group Inc.	191,244	1,264
	Merchants Bancshares Inc.	43,531	1,227
	EMC Insurance Group Inc.	61,053	1,227
*	Meridian Interstate Bancorp Inc.	93,129	1,223
	First Community Bancshares Inc.	91,303	1,220
	Penns Woods Bancorp Inc.	29,801	1,218
	Centerstate Banks Inc.	149,288	1,218
	Medallion Financial Corp.	108,619	1,212
*	Tree.com Inc.	159,081	1,209
	First Bancorp	110,352	1,206
	First of Long Island Corp.	45,411	1,203
	Pzena Investment Management Inc. Class A	204,614	1,197
*	Mercantile Bank Corp.	81,811	1,164
	Century Bancorp Inc. Class A	42,568	1,162
*	Gramercy Capital Corp.	434,160	1,159
	Gladstone Investment Corp.	150,167	1,137
	Eastern Insurance Holdings Inc.	77,503	1,132
	SWS Group Inc.	197,248	1,128
	ESB Financial Corp.	77,737	1,121
	Marlin Business Services Corp.	73,884	1,113
*	Preferred Bank	93,758	1,104
	Diamond Hill Investment Group Inc.	14,950	1,101
	Chatham Lodging Trust	86,635	1,099
*,^ First BanCorp		248,041	1,091
	Donegal Group Inc. Class B	63,194	1,089
	ESSA Bancorp Inc.	111,135	1,089
	Kansas City Life Insurance Co.	33,782	1,088
	MicroFinancial Inc.	156,934	1,075
	Gladstone Capital Corp.	132,157	1,072
	Indiana Community Bancorp	45,407	1,067
*	MetroCorp Bancshares Inc.	106,210	1,062
	BankFinancial Corp.	160,133	1,060
*	Manning & Napier Inc.	71,386	1,049
*	Cape Bancorp Inc.	130,228	1,039
	Clifton Savings Bancorp Inc.	99,139	1,034
	Home Federal Bancorp Inc.	101,725	1,030
	First Financial Holdings Inc.	93,161	1,025
*	Netspend Holdings Inc.	130,984	1,016
	Kaiser Federal Financial Group Inc.	71,861	1,005
	Terreno Realty Corp.	67,644	968
	Crawford & Co. Class B	197,436	967
	Center Bancorp Inc.	96,047	963
	Enterprise Financial Services Corp.	81,375	955
	American National Bankshares Inc.	44,832	955
*	AmeriServ Financial Inc.	364,247	954
	First Bancorp Inc.	61,084	906
*	American Safety Insurance Holdings Ltd.	48,046	906
	Pulaski Financial Corp.	113,067	890
*	Chicopee Bancorp Inc.	61,046	885
	Meta Financial Group Inc.	41,575	873
	NGP Capital Resources Co.	132,303	867
	UMH Properties Inc.	77,677	851
*	Encore Bancshares Inc.	41,757	851
	Fox Chase Bancorp Inc.	64,911	844
	Provident Financial Holdings Inc.	75,794	828

	US Global Investors Inc. Class A	113,665	824
*	Republic First Bancorp Inc.	347,907	821
*	Gleacher & Co. Inc.	600,340	816
*	BSB Bancorp Inc.	71,357	800
	MutualFirst Financial Inc.	80,909	790
*	United Community Financial Corp.	342,250	787
	CNB Financial Corp.	46,810	782
*	Gyrodyne Co. of America Inc.	7,546	754
	Orrstown Financial Services Inc.	85,967	754
	Bridge Bancorp Inc.	35,723	749
*	First South Bancorp Inc.	185,396	742
*	Unity Bancorp Inc.	118,580	740
	Bank of Marin Bancorp	19,463	740
	Capital City Bank Group Inc.	98,833	736
	TF Financial Corp.	30,391	735
*	Capital Bank Corp.	326,017	730
	Urstadt Biddle Properties Inc.	38,700	724
	Nicholas Financial Inc.	53,212	702
*	Connecticut Bank & Trust Co.	82,148	694
*	Peoples Federal Bancshares Inc.	42,783	690
*	MPG Office Trust Inc.	288,542	675
*,^ Hampton Roads Bankshares Inc.		216,905	657
	PMC Commercial Trust	75,358	645
	Tortoise Capital Resources Corp.	73,033	635
	Pacific Continental Corp.	67,217	633
	New Hampshire Thrift Bancshares Inc.	51,247	629
*	AV Homes Inc.	51,475	627
*	FBR & Co.	243,475	626
*	Yadkin Valley Financial Corp.	215,967	624
	JMP Group Inc.	82,133	606
*	21st Century Holding Co.	136,422	606
	Peapack Gladstone Financial Corp.	44,700	604
	Fidelity Southern Corp.	89,053	600
	Donegal Group Inc. Class A	42,985	588
*	Firstcity Financial Corp.	66,475	581
*	MBT Financial Corp.	246,837	580
	Ocean Shore Holding Co.	48,911	567
	Ames National Corp.	23,678	564
*	American River Bankshares	70,709	559
	Harleysville Savings Financial Corp.	33,732	552
	CFS Bancorp Inc.	96,291	541
*	Louisiana Bancorp Inc.	33,668	537
*	CompuCredit Holdings Corp.	90,356	524
	Universal Insurance Holdings Inc.	132,826	517
*	Timberland Bancorp Inc.	110,120	513
	QC Holdings Inc.	124,354	510
*	NASB Financial Inc.	32,836	507
	Middleburg Financial Corp.	31,977	502
	Peoples Bancorp of North Carolina Inc.	64,718	502
	BCB Bancorp Inc.	49,643	496
	Alliance Financial Corp.	16,240	492
^	Life Partners Holdings Inc.	119,414	486
*	BankAtlantic Bancorp Inc. Class A	117,471	482
	Independence Holding Co.	48,255	481
*	WSB Holdings Inc.	130,152	480
*	Pacific Premier Bancorp Inc.	59,930	479
*	First United Corp.	78,443	473

*	Community Bankers Trust Corp.	219,841	468
*	Waterstone Financial Inc.	148,086	466
	VIST Financial Corp.	38,845	463
*	Oak Valley Bancorp	63,644	460
	Sierra Bancorp	46,020	452
*	Riverview Bancorp Inc.	198,712	449
*	Citizens Community Bancorp Inc.	72,847	441
*	Tower Financial Corp.	40,861	434
*	Southern Community Financial Corp.	164,724	432
	Citizens Holding Co.	21,952	427
*	Cascade Bancorp	73,794	419
	Shore Bancshares Inc.	58,298	413
*	Old Second Bancorp Inc.	225,518	410
	Roma Financial Corp.	41,866	410
	First Defiance Financial Corp.	24,265	409
*	United Security Bancshares	165,551	406
*	First Marblehead Corp.	321,542	392
	Citizens South Banking Corp.	85,410	389
	Firstbank Corp.	46,094	380
	Ohio Valley Banc Corp.	20,524	372
*	ZipRealty Inc.	264,405	362
*	ASB Bancorp Inc.	27,032	354
	Bar Harbor Bankshares	10,605	353
*	Maui Land & Pineapple Co. Inc.	84,228	339
*	OBA Financial Services Inc.	23,617	337
*	North Valley Bancorp	26,895	331
*	Farmers Capital Bank Corp.	54,741	328
*	1st Constitution Bancorp	38,638	314
	Beacon Federal Bancorp Inc.	20,904	297
*	Guaranty Federal Bancshares Inc.	33,020	290
*	Colony Bankcorp Inc.	74,809	290
	Hawthorn Bancshares Inc.	37,425	288
*	BancTrust Financial Group Inc.	198,797	286
	Bank of Kentucky Financial Corp.	11,078	285
	First Pactrust Bancorp Inc.	23,575	281
*	BRT Realty Trust	39,982	279
	United Security Bancshares	48,284	274
	Teche Holding Co.	7,151	269
*	Summit Financial Group Inc.	63,467	267
*	Hallmark Financial Services	33,120	261
*	PVF Capital Corp.	141,013	261
	Investors Title Co.	5,573	260
*	Stratus Properties Inc.	27,459	256
	Bank of Commerce Holdings	57,791	255
*	Camco Financial Corp.	90,601	254
	Hampden Bancorp Inc.	20,735	250
	New Mountain Finance Corp.	18,109	249
*,^ Premierwest Bancorp		127,874	248
	Southern National Bancorp of Virginia Inc.	36,675	238
	Prudential Bancorp Inc. of Pennsylvania	41,906	232
	Heritage Financial Group Inc.	19,456	230
	Federal Agricultural Mortgage Corp. Class A	12,788	227
*,^ Independent Bank Corp.		101,623	224
*	Supertel Hospitality Inc.	210,925	221
*	First Acceptance Corp.	147,208	205
	Norwood Financial Corp.	7,639	202
^	Fidus Investment Corp.	14,328	201

	MidWestOne Financial Group Inc.	9,269	179
*	Savannah Bancorp Inc.	34,251	177
*	Parke Bancorp Inc.	24,499	173
*,^ Penson Worldwide Inc.		253,319	172
*	Investors Capital Holdings Ltd.	42,539	168
*	Southcoast Financial Corp.	100,892	161
*	Jefferson Bancshares Inc.	70,123	161
	FedFirst Financial Corp.	11,376	156
	First Citizens Banc Corp.	27,708	155
*	Imperial Holdings Inc.	57,141	153
*	Xenith Bankshares Inc.	35,975	153
*	Home Bancorp Inc.	8,700	152
	Preferred Apartment Communities Inc. Class A	18,023	145
*,^ Princeton National Bancorp Inc.		38,572	143
	Old Point Financial Corp.	12,862	143
	First Bancshares Inc.	15,169	140
	MHI Hospitality Corp.	48,352	140
	C&F Financial Corp.	4,700	140
*	Consumer Portfolio Services Inc.	106,778	133
*	Premier Financial Bancorp Inc.	15,989	122
*	Central Valley Community Bancorp	16,574	120
*	First Federal Bancshares of Arkansas Inc.	17,343	118
*	BCSB Bancorp Inc.	8,358	115
	Monarch Financial Holdings Inc.	13,106	115
*	HMN Financial Inc.	45,747	114
*	Valley Financial Corp.	13,798	107
	Gain Capital Holdings Inc.	20,821	105
	MidSouth Bancorp Inc.	7,606	103
*	First Clover Leaf Financial Corp.	16,300	102
	Codorus Valley Bancorp Inc.	8,848	99
*	Wolverine Bancorp Inc.	5,854	92
*	Farmers National Banc Corp.	13,600	88
*	Community Partners Bancorp	15,593	88
	Cheviot Financial Corp.	10,322	87
*	Heritage Oaks Bancorp	16,719	85
*	IF Bancorp Inc.	6,414	80
	Saratoga Investment Corp.	4,421	75
*	First Financial Service Corp.	22,276	72
*	First Savings Financial Group Inc.	3,846	67
	Glen Burnie Bancorp	6,610	66
	Enterprise Bancorp Inc.	3,947	65
*	Royal Bancshares of Pennsylvania Inc.	39,973	64
	Peoples Financial Corp.	6,186	61
*	United Bancshares Inc.	8,752	59
*	Rodman & Renshaw Capital Group Inc.	55,007	57
*	Berkshire Bancorp Inc.	8,166	56
*	Southern First Bancshares Inc.	8,020	55
*	Magyar Bancorp Inc.	10,151	50
*	First Security Group Inc.	15,041	48
*	Naugatuck Valley Financial Corp.	6,300	46
*	Western Liberty Bancorp	15,335	44
	Porter Bancorp Inc.	19,841	43
*	Atlantic Coast Financial Corp.	17,372	41
*	Anchor Bancorp Inc.	4,800	41
	Horizon Bancorp	2,144	39
	Presidential Realty Corp. Class B	46,000	39
	United Bancorp Inc.	3,747	36

* 1st Century Bancshares Inc.	7,305	35
* Newport Bancorp Inc.	2,419	32
Kentucky First Federal Bancorp	3,587	32
BNC Bancorp	3,655	28
Britton & Koontz Capital Corp.	2,350	22
* Rurban Financial Corp.	5,340	21
* Alliance Bankshares Corp.	4,900	20
Greene County Bancorp Inc.	1,080	20
* Rand Capital Corp.	5,450	18
* United Community Bancorp	2,700	16
* Malvern Federal Bancorp Inc.	2,050	16
* New Century Bancorp Inc.	4,584	16
* CIFC Corp.	2,507	16
First West Virginia Bancorp	881	14
Oconee Federal Financial Corp.	1,192	14
* Severn Bancorp Inc.	3,518	14
Mid Penn Bancorp Inc.	1,284	13
* Sussex Bancorp	2,400	12
* First Capital Bancorp Inc.	5,724	12
First Capital Inc.	510	11
Southwest Georgia Financial Corp.	1,100	10
* Commercefirst Bancorp Inc.	700	10
* Eastern Virginia Bankshares Inc.	1,559	6
* Village Bank and Trust Financial Corp.	2,400	5
* Jacksonville Bancorp Inc.	1,210	4
* Affirmative Insurance Holdings Inc.	7,091	4
* PMI Group Inc.	124,650	3
Laporte Bancorp Inc.	300	3
* Siebert Financial Corp.	1,336	2
HF Financial Corp.	173	2
Oneida Financial Corp.	188	2
* Bank of South Carolina Corp.	100	1
* Community Financial Corp.	300	1
* American Spectrum Realty Inc.	100	1
* Transcontinental Realty Investors Inc.	100	—
* Ohio Legacy Corp.	100	—
* First Capital Bancorp Inc. Rights Exp. 03/23/12	5,724	—
		4,333,301
Health Care (11.2%)
* Alexion Pharmaceuticals Inc.	1,397,940	129,813
* Regeneron Pharmaceuticals Inc.	572,368	66,750
* Vertex Pharmaceuticals Inc.	1,580,981	64,836
* Henry Schein Inc.	674,752	51,065
* Illumina Inc.	919,367	48,368
* Mettler-Toledo International Inc.	236,661	43,723
* Hologic Inc.	1,982,409	42,721
* IDEXX Laboratories Inc.	413,790	36,186
* Endo Pharmaceuticals Holdings Inc.	877,612	33,990
* ResMed Inc.	1,083,644	33,495
Omnicare Inc.	857,479	30,501
Universal Health Services Inc. Class B	727,017	30,469
* BioMarin Pharmaceutical Inc.	864,708	29,616
Cooper Cos. Inc.	358,518	29,295
HCA Holdings Inc.	1,183,870	29,289
* Amylin Pharmaceuticals Inc.	1,109,062	27,682
* Mednax Inc.	369,054	27,447
* Health Net Inc.	622,962	24,744

*	AMERIGROUP Corp.	361,589	24,328
*	Catalyst Health Solutions Inc.	377,694	24,070
*	Allscripts Healthcare Solutions Inc.	1,431,873	23,769
*	Salix Pharmaceuticals Ltd.	446,673	23,450
*	WellCare Health Plans Inc.	322,094	23,152
*	Gen-Probe Inc.	340,043	22,582
*	Covance Inc.	439,812	20,948
*	Cepheid Inc.	489,924	20,494
*	Cubist Pharmaceuticals Inc.	473,189	20,465
*	HMS Holdings Corp.	646,227	20,169
*	athenahealth Inc.	266,580	19,759
*	Medivation Inc.	262,611	19,622
	Techne Corp.	277,495	19,452
*	United Therapeutics Corp.	403,373	19,011
*	Centene Corp.	382,766	18,744
	Teleflex Inc.	306,424	18,738
*	Ariad Pharmaceuticals Inc.	1,160,561	18,511
*,^ Incyte Corp. Ltd.		957,158	18,473
*	Onyx Pharmaceuticals Inc.	481,642	18,148
*	Questcor Pharmaceuticals Inc.	477,919	17,979
	Lincare Holdings Inc.	664,073	17,186
	Medicis Pharmaceutical Corp. Class A	443,302	16,664
*	Sirona Dental Systems Inc.	310,322	15,994
*	ViroPharma Inc.	531,674	15,987
*	Alere Inc.	603,905	15,708
	Hill-Rom Holdings Inc.	465,465	15,551
*	Zoll Medical Corp.	166,865	15,457
*	Bio-Rad Laboratories Inc. Class A	148,363	15,384
*	VCA Antech Inc.	656,338	15,234
*,^ Seattle Genetics Inc.		743,974	15,162
*	Myriad Genetics Inc.	635,561	15,037
*	Vivus Inc.	670,114	14,984
*	Thoratec Corp.	439,232	14,807
*	Community Health Systems Inc.	664,259	14,773
*	HealthSouth Corp.	714,373	14,630
	Owens & Minor Inc.	477,842	14,531
*	Brookdale Senior Living Inc. Class A	774,189	14,493
*	LifePoint Hospitals Inc.	363,624	14,341
*	Align Technology Inc.	519,129	14,302
	STERIS Corp.	434,812	13,749
*	Alkermes plc	732,155	13,581
*	Charles River Laboratories International Inc.	370,730	13,380
*	Haemonetics Corp.	189,085	13,175
	Quality Systems Inc.	297,365	13,004
*	Health Management Associates Inc. Class A	1,913,629	12,860
*	Impax Laboratories Inc.	502,414	12,349
*,^ Human Genome Sciences Inc.		1,495,633	12,324
*	PAREXEL International Corp.	447,731	12,075
*	Dendreon Corp.	1,121,093	11,945
*,^ MAKO Surgical Corp.		275,956	11,632
*	Volcano Corp.	396,262	11,234
*	Jazz Pharmaceuticals plc	228,767	11,088
	West Pharmaceutical Services Inc.	254,300	10,815
*	Pharmacyclics Inc.	388,579	10,787
*	Bruker Corp.	698,456	10,693
*	Par Pharmaceutical Cos. Inc.	274,911	10,647
*	Masimo Corp.	449,878	10,518

*	Theravance Inc.	525,262	10,243
*	Magellan Health Services Inc.	209,761	10,238
*	PSS World Medical Inc.	395,522	10,023
	Chemed Corp.	149,152	9,349
*	MWI Veterinary Supply Inc.	95,705	8,422
*	Halozyme Therapeutics Inc.	656,141	8,372
*	Immunogen Inc.	578,246	8,321
*	Medicines Co.	408,694	8,202
*	Ironwood Pharmaceuticals Inc. Class A	598,284	7,963
*	Acorda Therapeutics Inc.	298,597	7,928
*	Air Methods Corp.	84,969	7,414
*	Molina Healthcare Inc.	213,914	7,194
*	Cyberonics Inc.	186,432	7,109
*	Neogen Corp.	177,303	6,927
*	Insulet Corp.	358,356	6,859
*	Nektar Therapeutics	861,126	6,820
*	Auxilium Pharmaceuticals Inc.	361,912	6,721
*	Lexicon Pharmaceuticals Inc.	3,611,349	6,717
*	Luminex Corp.	284,673	6,647
*	Amsurg Corp. Class A	237,374	6,642
*	Isis Pharmaceuticals Inc.	749,854	6,576
*	NxStage Medical Inc.	336,456	6,484
	CONMED Corp.	211,074	6,305
	Analogic Corp.	92,098	6,220
	Meridian Bioscience Inc.	310,861	6,024
*	InterMune Inc.	409,121	6,002
*	Akorn Inc.	507,265	5,935
*	HeartWare International Inc.	89,203	5,860
*	Exelixis Inc.	1,116,700	5,785
*	Wright Medical Group Inc.	295,833	5,716
*	Dynavax Technologies Corp.	1,125,132	5,693
*	Endologix Inc.	385,319	5,645
*,^ Accretive Health Inc.		281,026	5,612
*	Hanger Orthopedic Group Inc.	256,585	5,609
*	ArthroCare Corp.	207,525	5,572
*	ABIOMED Inc.	249,767	5,542
*	NuVasive Inc.	321,368	5,412
*	DexCom Inc.	509,146	5,310
*	Orthofix International NV	138,583	5,208
*	Integra LifeSciences Holdings Corp.	149,660	5,192
*	Momenta Pharmaceuticals Inc.	332,124	5,088
*	Idenix Pharmaceuticals Inc.	509,506	4,988
*	MedAssets Inc.	377,487	4,968
*	Optimer Pharmaceuticals Inc.	351,173	4,881
*,^ Opko Health Inc.		1,026,033	4,853
*	Spectrum Pharmaceuticals Inc.	380,034	4,800
*	Abaxis Inc.	163,132	4,752
	Computer Programs & Systems Inc.	83,020	4,692
*	Exact Sciences Corp.	418,893	4,675
*	OraSure Technologies Inc.	405,407	4,658
*	Genomic Health Inc.	151,273	4,630
*	IPC The Hospitalist Co. Inc.	124,280	4,587
*	Team Health Holdings Inc.	222,288	4,570
*	ICU Medical Inc.	91,942	4,520
*	NPS Pharmaceuticals Inc.	649,134	4,440
*	Medidata Solutions Inc.	166,248	4,429
*	Bio-Reference Labs Inc.	187,153	4,400

*	Greatbatch Inc.	176,313	4,323
*	Rigel Pharmaceuticals Inc.	536,034	4,315
*,^ Arena Pharmaceuticals Inc.		1,367,758	4,199
*	AVANIR Pharmaceuticals Inc.	1,190,219	4,071
*	Achillion Pharmaceuticals Inc.	420,334	4,027
	Invacare Corp.	236,245	3,915
*	Quidel Corp.	211,693	3,889
*	Emeritus Corp.	219,423	3,875
*	Merit Medical Systems Inc.	308,369	3,830
	Landauer Inc.	72,079	3,822
*	Accuray Inc.	538,194	3,800
*	Omnicell Inc.	242,569	3,689
*	Curis Inc.	755,632	3,642
	Ensign Group Inc.	133,173	3,617
*	Conceptus Inc.	243,347	3,499
*,^ Sunrise Senior Living Inc.		538,513	3,403
*	MModal Inc.	320,893	3,385
*,^ Keryx Biopharmaceuticals Inc.		676,759	3,370
*	Neurocrine Biosciences Inc.	422,384	3,366
	Universal American Corp.	311,462	3,358
	National Healthcare Corp.	73,288	3,339
*	Kindred Healthcare Inc.	384,410	3,321
*	Sequenom Inc.	789,544	3,213
*	HealthStream Inc.	134,419	3,117
*	Ardea Biosciences Inc.	143,113	3,114
*	Amedisys Inc.	212,962	3,079
*	ExamWorks Group Inc.	244,560	3,037
*	Triple-S Management Corp. Class B	131,349	3,034
*	AVEO Pharmaceuticals Inc.	240,157	2,980
	Cantel Medical Corp.	117,775	2,955
*	Ligand Pharmaceuticals Inc. Class B	184,289	2,939
*	Spectranetics Corp.	279,507	2,907
*	Alnylam Pharmaceuticals Inc.	260,616	2,885
*	Affymax Inc.	244,307	2,868
*	Enzon Pharmaceuticals Inc.	417,885	2,858
	US Physical Therapy Inc.	123,677	2,851
*	Depomed Inc.	451,007	2,823
*	MAP Pharmaceuticals Inc.	191,323	2,747
*	Hi-Tech Pharmacal Co. Inc.	76,460	2,747
*	ZIOPHARM Oncology Inc.	506,244	2,734
	Assisted Living Concepts Inc. Class A	163,536	2,716
*	Staar Surgical Co.	250,063	2,708
*	Affymetrix Inc.	622,772	2,659
*	PharMerica Corp.	211,119	2,624
*	Antares Pharma Inc.	811,424	2,621
*	BioScrip Inc.	385,384	2,617
*,^ Cell Therapeutics Inc.		1,980,895	2,575
*	eResearchTechnology Inc.	324,655	2,539
	Kensey Nash Corp.	85,595	2,505
*	Natus Medical Inc.	209,866	2,504
*	Corvel Corp.	62,062	2,476
*	Arqule Inc.	350,200	2,455
*	Sciclone Pharmaceuticals Inc.	379,009	2,392
*	AMAG Pharmaceuticals Inc.	148,514	2,366
*	AngioDynamics Inc.	190,314	2,331
*	Emergent Biosolutions Inc.	145,200	2,323
*,^ Navidea Biopharmaceuticals Inc.		704,184	2,310

*	Select Medical Holdings Corp.	298,846	2,298
*	LHC Group Inc.	122,400	2,268
*	Immunomedics Inc.	607,408	2,205
*	Vical Inc.	645,702	2,195
*	ISTA Pharmaceuticals Inc.	239,092	2,154
*	Endocyte Inc.	430,401	2,143
*	AVI BioPharma Inc.	1,353,821	2,085
*	Array BioPharma Inc.	599,462	2,044
*	Metropolitan Health Networks Inc.	218,087	2,043
*,^ Oncothyreon Inc.		466,106	2,032
*	MannKind Corp.	806,563	1,992
*	Merge Healthcare Inc.	339,230	1,985
	Atrion Corp.	9,412	1,979
*	Santarus Inc.	334,492	1,957
*	SurModics Inc.	125,751	1,933
*	Corcept Therapeutics Inc.	491,394	1,931
*	Gentiva Health Services Inc.	218,137	1,907
*	Threshold Pharmaceuticals Inc.	211,602	1,862
*	Geron Corp.	1,101,814	1,862
*	Symmetry Medical Inc.	254,066	1,796
*,^ Transcend Services Inc.		61,089	1,793
*	Providence Service Corp.	115,584	1,793
*	Infinity Pharmaceuticals Inc.	149,650	1,790
*	Sangamo Biosciences Inc.	361,537	1,772
*	Progenics Pharmaceuticals Inc.	176,946	1,752
*	Almost Family Inc.	67,218	1,748
*	Healthways Inc.	236,592	1,741
*	Cerus Corp.	431,347	1,734
*	Dusa Pharmaceuticals Inc.	274,523	1,719
*,^ Raptor Pharmaceutical Corp.		253,708	1,715
*	Celldex Therapeutics Inc.	329,937	1,679
*	Repligen Corp.	282,391	1,666
*	Dyax Corp.	1,066,134	1,663
*	Obagi Medical Products Inc.	120,636	1,617
*	Pacira Pharmaceuticals Inc.	139,892	1,614
*	IRIS International Inc.	118,263	1,598
*	Orexigen Therapeutics Inc.	368,316	1,510
*	Sucampo Pharmaceuticals Inc. Class A	200,844	1,496
*	Palomar Medical Technologies Inc.	160,048	1,495
*,^ Savient Pharmaceuticals Inc.		681,452	1,486
*	BioCryst Pharmaceuticals Inc.	306,447	1,480
*	Furiex Pharmaceuticals Inc.	62,237	1,471
*	Capital Senior Living Corp.	159,051	1,470
*	Maxygen Inc.	254,899	1,463
*	AMN Healthcare Services Inc.	240,583	1,458
*	Alphatec Holdings Inc.	611,833	1,450
*	Vascular Solutions Inc.	128,599	1,388
*	Medtox Scientific Inc.	82,277	1,387
*	Synergetics USA Inc.	212,390	1,381
*	Vanguard Health Systems Inc.	139,151	1,372
*	Clovis Oncology Inc.	53,041	1,350
*	RTI Biologics Inc.	362,614	1,342
*,^ Delcath Systems Inc.		422,497	1,327
*	Chelsea Therapeutics International Ltd.	509,747	1,305
*	XenoPort Inc.	284,208	1,279
*	Fluidigm Corp.	80,260	1,263
*	Cambrex Corp.	179,991	1,258

*	GTx Inc.	325,341	1,253
*	Vanda Pharmaceuticals Inc.	257,293	1,232
*	Cynosure Inc. Class A	67,815	1,211
*,^ Cytori Therapeutics Inc.		485,059	1,208
*	Targacept Inc.	235,187	1,204
*,^ Biolase Technology Inc.		440,049	1,193
*	RadNet Inc.	373,069	1,186
*	CryoLife Inc.	224,281	1,182
*	Harvard Bioscience Inc.	301,066	1,180
*	Sun Healthcare Group Inc.	170,621	1,167
*,^ Transcept Pharmaceuticals Inc.		110,748	1,165
*	Cadence Pharmaceuticals Inc.	310,305	1,148
*	Five Star Quality Care Inc.	334,038	1,139
*	Mediware Information Systems	76,577	1,125
*	XOMA Corp.	401,343	1,112
*	Pain Therapeutics Inc.	308,513	1,108
*,^ MELA Sciences Inc.		244,940	1,095
*	Anika Therapeutics Inc.	86,618	1,086
*	Synageva BioPharma Corp.	29,412	1,055
*	Cutera Inc.	122,814	1,050
*	Pozen Inc.	175,001	1,050
*	Albany Molecular Research Inc.	387,131	1,045
*,^ Cel-Sci Corp.		2,174,698	1,044
*	Solta Medical Inc.	343,660	1,041
*	Chindex International Inc.	109,390	1,039
	Simulations Plus Inc.	233,160	1,028
*	AtriCure Inc.	103,255	1,027
*,^ Hansen Medical Inc.		339,485	1,018
*	Tornier NV	39,203	1,008
*,^ Galena Biopharma Inc.		450,875	1,001
*	Cross Country Healthcare Inc.	198,584	995
*	Novavax Inc.	783,417	987
*,^ Biosante Pharmaceuticals Inc.		1,433,298	975
*	Skilled Healthcare Group Inc.	125,819	964
*	Omeros Corp.	93,045	928
	Young Innovations Inc.	29,423	910
*,^ SIGA Technologies Inc.		270,247	908
*	Allos Therapeutics Inc.	606,913	898
	Psychemedics Corp.	90,619	890
*,^ Biotime Inc.		199,382	879
*	LCA-Vision Inc.	139,887	879
*,^ Sunesis Pharmaceuticals Inc.		295,948	849
*	Zalicus Inc.	706,147	847
*	Pacific Biosciences of California Inc.	240,851	824
*	Synta Pharmaceuticals Corp.	188,706	821
*,^ KV Pharmaceutical Co. Class A		617,916	816
*,^ PharmAthene Inc.		441,466	781
	LeMaitre Vascular Inc.	132,140	778
*,^ Aastrom Biosciences Inc.		381,111	770
*	Acadia Pharmaceuticals Inc.	351,365	759
*	Alliance HealthCare Services Inc.	504,688	757
*	Rockwell Medical Technologies Inc.	77,659	735
*	PhotoMedex Inc.	54,337	704
*	Osiris Therapeutics Inc.	136,059	697
*	Nabi Biopharmaceuticals	372,724	693
*	Medical Action Industries Inc.	118,900	680
*	Amicus Therapeutics Inc.	126,568	668

*,^ Metabolix Inc.		231,413	655
*	Agenus Inc.	98,951	654
*	Digirad Corp.	308,865	646
*	Alexza Pharmaceuticals Inc.	1,033,781	640
*	PDI Inc.	95,770	639
*,^ Apricus Biosciences Inc.		223,316	630
*	Exactech Inc.	39,553	627
*	Myrexis Inc.	205,574	623
	Heska Corp.	53,477	609
	National Research Corp.	14,041	603
*,^ Synthetic Biologics Inc.		270,376	595
*	Hemispherx Biopharma Inc.	1,503,111	586
*	Cytokinetics Inc.	506,923	583
*	Enzo Biochem Inc.	216,125	581
*	Sagent Pharmaceuticals Inc.	32,326	578
*	Trius Therapeutics Inc.	107,463	575
*	Rochester Medical Corp.	57,959	569
*	Theragenics Corp.	303,318	558
*	Durect Corp.	686,642	549
*,^ Oculus Innovative Sciences Inc.		407,988	543
*	Cardiovascular Systems Inc.	58,435	541
*,^ Arrowhead Research Corp.		84,709	540
*	Unilife Corp.	131,151	532
*	Acadia Healthcare Co. Inc.	31,259	510
*,^ BSD Medical Corp.		245,667	506
*	Iridex Corp.	118,015	505
*	Inovio Pharmaceuticals Inc.	754,537	498
*,^ Acura Pharmaceuticals Inc.		141,149	488
*	Codexis Inc.	132,578	484
*	Insmed Inc.	132,525	481
*	Astex Pharmaceuticals	258,284	480
*,^ Neuralstem Inc.		428,557	480
*	Cumberland Pharmaceuticals Inc.	62,786	471
	Utah Medical Products Inc.	14,970	466
*,^ Stereotaxis Inc.		715,607	465
*	Adcare Health Systems Inc.	121,077	460
*	Repros Therapeutics Inc.	107,996	457
*	Columbia Laboratories Inc.	630,631	448
*	CytRx Corp.	1,059,571	429
*,^ Ampio Pharmaceuticals Inc.		125,011	426
*	CardioNet Inc.	136,897	422
*	Peregrine Pharmaceuticals Inc.	751,901	406
*,^ Derma Sciences Inc.		42,172	405
*,^ Rexahn Pharmaceuticals Inc.		772,592	403
*	BioDelivery Sciences International Inc.	162,246	393
*	EnteroMedics Inc.	172,787	391
*	Ventrus Biosciences Inc.	39,151	390
*	Biospecifics Technologies Corp.	24,643	390
*	Cleveland Biolabs Inc.	157,101	386
*	OncoGenex Pharmaceutical Inc.	28,993	385
*	Aegerion Pharmaceuticals Inc.	27,520	381
*	Zeltiq Aesthetics Inc.	61,536	380
*	Cyclacel Pharmaceuticals Inc.	537,451	376
*,^ Neostem Inc.		979,402	370
*	SRI/Surgical Express Inc.	95,914	360
*	GenVec Inc.	135,631	357
*	Bovie Medical Corp.	127,296	345

*	Strategic Diagnostics Inc.	180,308	339
*,^ Discovery Laboratories Inc.		123,419	331
*,^ Bacterin International Holdings Inc.		135,896	329
*,^ Horizon Pharma Inc.		78,856	326
*	Hooper Holmes Inc.	459,788	317
*,^ Celsion Corp.		165,062	314
*	Adolor Corp. Rights Exp. 07/01/2019	596,841	310
*	Zogenix Inc.	142,304	285
*	Anthera Pharmaceuticals Inc.	128,207	283
*	Urologix Inc.	217,218	278
*,^ Somaxon Pharmaceuticals Inc.		526,401	274
*	Uroplasty Inc.	90,682	273
*	Authentidate Holding Corp.	352,395	268
*	GenMark Diagnostics Inc.	66,130	268
*	Nanosphere Inc.	131,072	262
*	Idera Pharmaceuticals Inc.	151,379	262
*,^ Opexa Therapeutics Inc.		348,635	261
*	BioMimetic Therapeutics Inc.	101,425	251
*	Icad Inc.	506,872	248
*	TranS1 Inc.	66,972	246
*	Cardica Inc.	113,992	244
*	pSivida Corp.	121,317	226
*	Sharps Compliance Corp.	56,820	209
*,^ ADVENTRX Pharmaceuticals Inc.		291,820	201
*	Vocera Communications Inc.	7,691	180
*	Synergy Pharmaceuticals Inc.	42,842	174
*	Entremed Inc.	77,282	170
*,^ Athersys Inc.		98,648	153
*,^ StemCells Inc.		133,257	148
*	CombiMatrix Corp.	96,249	145
*	Vision Sciences Inc.	83,828	143
*	Cornerstone Therapeutics Inc.	23,460	140
*	VirtualScopics Inc.	87,104	139
*	DynaVox Inc. Class A	45,230	139
*	Lannett Co. Inc.	33,341	139
*	MediciNova Inc.	45,442	132
*	ThermoGenesis Corp.	145,627	130
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	131,308	125
*	Integramed America Inc.	10,244	124
*	TearLab Corp.	35,557	122
*,^ Bioanalytical Systems Inc.		86,496	113
*,^ IsoRay Inc.		223,799	110
*	Catalyst Pharmaceutical Partners Inc.	96,195	107
*,^ Oxygen Biotherapeutics Inc.		43,608	102
*	Anacor Pharmaceuticals Inc.	16,321	96
*	Escalon Medical Corp.	91,117	92
*	Biodel Inc.	150,921	89
*	Angeion Corp.	15,293	88
*	Medgenics Inc.	16,723	88
*	American Caresource Holdings Inc.	154,700	84
*	Retractable Technologies Inc.	62,606	84
*,^ Cardium Therapeutics Inc.		306,488	83
*	PURE Bioscience Inc.	296,629	77
*	SunLink Health Systems Inc.	59,900	71
*	Novabay Pharmaceuticals Inc.	49,260	67
*	Telik Inc.	441,006	62
*	iBio Inc.	53,866	60

*	ARCA Biopharma Inc.	61,940	56
*	CAS Medical Systems Inc.	24,498	54
*	NuPathe Inc.	13,702	51
*	ProPhase Labs Inc.	52,086	50
*	Coronado Biosciences Inc.	5,581	47
*	Palatin Technologies Inc.	62,669	46
*	AspenBio Pharma Inc.	61,772	44
*,^ OXiGENE Inc.		41,123	43
*,^ NeurogesX Inc.		72,566	37
*	IVAX Diagnostics Inc.	54,515	36
*	Pernix Therapeutics Holdings	3,901	35
*	Allied Healthcare Products	9,915	32
*,^ Ligand Pharmaceuticals Inc. Roche Contingent Value Rights Exp. 12/24/2019		395,811	24
*	Alimera Sciences Inc.	5,274	18
*	Complete Genomics Inc.	5,678	16
*,^ Poniard Pharmaceuticals Inc.		9,213	9
*	Tengion Inc.	15,300	8
*	NeuroMetrix Inc.	10,509	8
*,^ DARA Biosciences Inc.		5,069	7
*	AcelRx Pharmaceuticals Inc.	1,837	6
*,^ Ligand Pharmaceuticals Inc. Glucagon Contingent Value Exp. Rights 12/24/2019		395,811	6
	Ligand Pharmaceuticals Inc. General Contingent Value Exp. Rights 12/24/2019	395,811	6
*	Ligand Pharmaceuticals Inc. TR Beta Contingent Value Exp. Rights 12/24/2019	395,811	4
*	SeraCare Life Sciences Inc.	800	3
*	BG Medicine Inc.	222	2
*	World Heart Corp.	1,127	—
*	Senesco Technologies Inc.	500	—
*	Accelr8 Technology Corp.	100	—
			2,421,910
Industrials (15.4%)
*	Delta Air Lines Inc.	6,354,456	62,973
*	Kansas City Southern	826,283	59,236
	AMETEK Inc.	1,206,189	58,512
*	United Continental Holdings Inc.	2,495,644	53,656
*	Verisk Analytics Inc. Class A	1,065,169	50,031
	Donaldson Co. Inc.	1,119,428	39,997
	KBR Inc.	1,112,268	39,541
	JB Hunt Transport Services Inc.	677,326	36,826
*	BE Aerospace Inc.	781,130	36,299
	Pentair Inc.	741,403	35,298
	Hubbell Inc. Class B	447,537	35,167
*	IHS Inc. Class A	370,632	34,710
*	AGCO Corp.	730,622	34,493
*	TransDigm Group Inc.	297,037	34,385
*	Hertz Global Holdings Inc.	2,257,729	33,956
*	Owens Corning	908,850	32,746
	Chicago Bridge & Iron Co. NV	744,030	32,135
	Timken Co.	631,894	32,062
	Waste Connections Inc.	928,581	30,207
	SPX Corp.	385,169	29,862
*	WABCO Holdings Inc.	485,108	29,339
	MSC Industrial Direct Co. Inc. Class A	346,305	28,840
	Lincoln Electric Holdings Inc.	629,788	28,542
	Manpower Inc.	602,344	28,533
*	Thomas & Betts Corp.	391,804	28,175
*	Kirby Corp.	419,819	27,620
	Wabtec Corp.	361,033	27,211

Kennametal Inc.	599,457	26,694
IDEX Corp.	629,890	26,537
* Fortune Brands Home & Security Inc.	1,186,440	26,185
URS Corp.	598,496	25,448
Towers Watson & Co. Class A	380,400	25,133
Gardner Denver Inc.	380,872	24,003
* Clean Harbors Inc.	356,027	23,971
Graco Inc.	449,840	23,869
Nordson Corp.	428,021	23,331
Carlisle Cos. Inc.	464,389	23,182
* Babcock & Wilcox Co.	886,893	22,838
* Sensata Technologies Holding NV	649,946	21,760
* WESCO International Inc.	326,715	21,338
* Navistar International Corp.	519,391	21,009
* Copart Inc.	802,562	20,923
Regal-Beloit Corp.	312,935	20,513
* Corrections Corp. of America	748,411	20,439
Triumph Group Inc.	324,586	20,339
Landstar System Inc.	351,816	20,307
* United Rentals Inc.	472,837	20,280
* Spirit Aerosystems Holdings Inc. Class A	827,097	20,231
Acuity Brands Inc.	316,670	19,896
Valmont Industries Inc.	169,234	19,870
Trinity Industries Inc.	602,956	19,867
* AECOM Technology Corp.	880,328	19,693
* Nielsen Holdings NV	649,168	19,566
Woodward Inc.	451,485	19,337
* Alaska Air Group Inc.	535,641	19,187
* Terex Corp.	825,386	18,571
CLARCOR Inc.	378,069	18,559
* Foster Wheeler AG	809,928	18,434
* Hexcel Corp.	747,046	17,937
Robbins & Myers Inc.	344,149	17,913
Crane Co.	366,335	17,767
* Teledyne Technologies Inc.	277,214	17,478
* Genesee & Wyoming Inc. Class A	319,271	17,426
Exelis Inc.	1,389,199	17,393
* Dollar Thrifty Automotive Group Inc.	211,503	17,113
* Old Dominion Freight Line Inc.	354,290	16,889
Covanta Holding Corp.	1,032,196	16,753
* Esterline Technologies Corp.	230,478	16,470
ITT Corp.	713,339	16,364
Toro Co.	229,942	16,351
* Chart Industries Inc.	221,597	16,250
* Oshkosh Corp.	688,311	15,948
Watsco Inc.	213,590	15,814
Lennox International Inc.	386,454	15,574
* Acacia Research Corp.	372,958	15,567
* Shaw Group Inc.	490,250	15,546
* Colfax Corp.	433,630	15,281
Alexander & Baldwin Inc.	314,923	15,258
Actuant Corp. Class A	516,915	14,985
* Huntington Ingalls Industries Inc.	367,274	14,779
* Moog Inc. Class A	339,998	14,583
* Middleby Corp.	140,531	14,219
Harsco Corp.	605,667	14,209
GATX Corp.	351,103	14,149

	EMCOR Group Inc.	500,617	13,877
	Manitowoc Co. Inc.	992,150	13,751
	Con-way Inc.	419,664	13,685
	UTi Worldwide Inc.	773,390	13,326
	Belden Inc.	349,409	13,246
*	CoStar Group Inc.	191,353	13,213
	AO Smith Corp.	291,539	13,105
	Mueller Industries Inc.	287,897	13,085
	Applied Industrial Technologies Inc.	316,191	13,005
	Curtiss-Wright Corp.	351,246	13,000
	Brady Corp. Class A	394,762	12,771
*	Tetra Tech Inc.	474,839	12,517
*	EnerSys	359,329	12,451
	Alliant Techsystems Inc.	248,312	12,445
*	RSC Holdings Inc.	525,670	11,875
*	FTI Consulting Inc.	313,000	11,744
*	GrafTech International Ltd.	959,382	11,455
*	USG Corp.	657,797	11,314
*	Avis Budget Group Inc.	790,713	11,189
*	Advisory Board Co.	125,449	11,117
*	General Cable Corp.	374,627	10,894
	Corporate Executive Board Co.	250,597	10,778
	Healthcare Services Group Inc.	503,266	10,704
*,^ Polypore International Inc.		301,015	10,584
	HEICO Corp.	204,312	10,540
	Rollins Inc.	486,214	10,347
*	Hub Group Inc. Class A	284,076	10,235
	Herman Miller Inc.	436,860	10,030
	United Stationers Inc.	320,092	9,932
	Simpson Manufacturing Co. Inc.	305,120	9,840
*	Atlas Air Worldwide Holdings Inc.	197,807	9,734
*	II-VI Inc.	411,336	9,728
	Mine Safety Appliances Co.	231,938	9,528
	HNI Corp.	337,519	9,366
	Barnes Group Inc.	353,157	9,292
*	US Airways Group Inc.	1,220,376	9,263
*	Portfolio Recovery Associates Inc.	128,988	9,251
*	Beacon Roofing Supply Inc.	349,023	8,991
	Deluxe Corp.	383,457	8,981
	Watts Water Technologies Inc. Class A	220,208	8,973
*	Geo Group Inc.	469,887	8,933
	ABM Industries Inc.	363,703	8,838
	Brink's Co.	352,540	8,415
*	MasTec Inc.	464,945	8,411
	Werner Enterprises Inc.	334,770	8,322
	Raven Industries Inc.	136,393	8,321
	Forward Air Corp.	215,786	7,913
	Knight Transportation Inc.	443,427	7,831
	Armstrong World Industries Inc.	158,495	7,730
*	RBC Bearings Inc.	166,237	7,669
*	JetBlue Airways Corp.	1,547,188	7,566
	Titan International Inc.	317,520	7,509
	Granite Construction Inc.	261,002	7,501
	ESCO Technologies Inc.	200,710	7,380
	Unifirst Corp.	115,226	7,092
	Franklin Electric Co. Inc.	142,576	6,996
	Briggs & Stratton Corp.	375,767	6,738

Kaman Corp.	197,397	6,702
* Swift Transportation Co.	577,199	6,661
* EnPro Industries Inc.	155,987	6,411
* Huron Consulting Group Inc.	169,704	6,374
Lindsay Corp.	95,641	6,338
Heartland Express Inc.	432,054	6,248
Tennant Co.	141,976	6,247
TAL International Group Inc.	169,419	6,219
Steelcase Inc. Class A	644,756	6,190
* Allegiant Travel Co. Class A	113,425	6,182
Kaydon Corp.	241,041	6,149
* Blount International Inc.	366,890	6,120
Interface Inc. Class A	433,291	6,044
* Korn/Ferry International	359,219	6,017
* Dycom Industries Inc.	256,189	5,985
Knoll Inc.	359,500	5,982
Ceradyne Inc.	182,421	5,940
McGrath RentCorp	183,722	5,899
* Orbital Sciences Corp.	444,175	5,841
* Mobile Mini Inc.	274,646	5,801
Amerco Inc.	54,633	5,764
* Meritor Inc.	711,801	5,744
* Air Lease Corp.	238,132	5,732
Cubic Corp.	119,036	5,628
NACCO Industries Inc. Class A	48,019	5,588
AAR Corp.	303,072	5,531
* Astec Industries Inc.	150,406	5,487
* Navigant Consulting Inc.	392,649	5,462
* TrueBlue Inc.	300,961	5,381
* Wabash National Corp.	515,969	5,340
* Aegion Corp. Class A	296,161	5,281
* Rush Enterprises Inc. Class A	247,309	5,248
* Interline Brands Inc.	240,911	5,206
* ACCO Brands Corp.	417,828	5,185
Insperity Inc.	168,663	5,168
Universal Forest Products Inc.	147,230	5,077
Sun Hydraulics Corp.	193,159	5,053
Aircastle Ltd.	402,355	4,925
Quanex Building Products Corp.	278,029	4,902
AZZ Inc.	94,784	4,895
* Exponent Inc.	100,411	4,872
Albany International Corp.	212,098	4,868
G&K Services Inc. Class A	141,768	4,848
Resources Connection Inc.	345,081	4,848
* On Assignment Inc.	277,390	4,846
* Seaboard Corp.	2,462	4,803
* Generac Holdings Inc.	193,327	4,746
* SYKES Enterprises Inc.	297,696	4,704
* DigitalGlobe Inc.	348,143	4,644
* Team Inc.	148,318	4,590
* Trimas Corp.	200,946	4,499
American Science & Engineering Inc.	67,073	4,497
CIRCOR International Inc.	130,250	4,333
Encore Wire Corp.	144,717	4,302
SkyWest Inc.	383,622	4,239
* Nortek Inc.	94,570	4,160
* KAR Auction Services Inc.	254,694	4,129

	Sauer-Danfoss Inc.	87,562	4,115
*	H&E Equipment Services Inc.	216,661	4,099
*	Greenbrier Cos. Inc.	200,477	3,967
	Comfort Systems USA Inc.	359,912	3,927
*	Trex Co. Inc.	122,209	3,920
	Standex International Corp.	95,033	3,914
	Mueller Water Products Inc. Class A	1,162,804	3,872
	Arkansas Best Corp.	205,609	3,868
*	GeoEye Inc.	160,667	3,867
*	DXP Enterprises Inc.	88,681	3,857
*	Altra Holdings Inc.	196,574	3,774
	Gorman-Rupp Co.	126,451	3,690
	Cascade Corp.	73,482	3,683
*	ICF International Inc.	144,550	3,667
*	Tutor Perini Corp.	233,467	3,637
*	Kforce Inc.	241,885	3,604
	Griffon Corp.	334,676	3,581
*	Accuride Corp.	405,024	3,520
*	Consolidated Graphics Inc.	77,337	3,500
*	Encore Capital Group Inc.	153,945	3,471
*	Aerovironment Inc.	128,489	3,445
	John Bean Technologies Corp.	210,234	3,406
*	GenCorp Inc.	476,778	3,385
*	RailAmerica Inc.	157,497	3,380
	Heidrick & Struggles International Inc.	152,510	3,360
	US Ecology Inc.	150,962	3,282
	AAON Inc.	161,407	3,259
	Kelly Services Inc. Class A	202,061	3,231
*	Gibraltar Industries Inc.	212,724	3,223
*	Layne Christensen Co.	142,296	3,166
	Primoris Services Corp.	194,694	3,127
	Ennis Inc.	196,176	3,104
*	Titan Machinery Inc.	109,978	3,101
	National Presto Industries Inc.	40,707	3,088
	Great Lakes Dredge & Dock Corp.	406,776	2,937
*	Global Power Equipment Group Inc.	104,112	2,884
	Viad Corp.	146,059	2,838
*	InnerWorkings Inc.	241,352	2,812
	Celadon Group Inc.	179,626	2,793
*	EnergySolutions Inc.	564,038	2,764
	Apogee Enterprises Inc.	212,034	2,746
	Marten Transport Ltd.	123,053	2,716
*	Kadant Inc.	112,233	2,673
*	MYR Group Inc.	147,592	2,636
*	Spirit Airlines Inc.	131,091	2,631
	HEICO Corp. Class A	64,750	2,600
	FreightCar America Inc.	112,331	2,526
*	Federal Signal Corp.	450,714	2,506
	Houston Wire & Cable Co.	178,056	2,473
	CDI Corp.	137,841	2,471
	Quad/Graphics Inc.	173,191	2,407
*,^ Capstone Turbine Corp.		2,355,650	2,403
*	Astronics Corp.	68,612	2,399
*	Pendrell Corp.	913,271	2,384
*	Mistras Group Inc.	99,754	2,376
*	Air Transport Services Group Inc.	407,064	2,357
	SeaCube Container Leasing Ltd.	135,734	2,335

*	Columbus McKinnon Corp.	138,455	2,255
*	Commercial Vehicle Group Inc.	184,179	2,249
*	Taser International Inc.	515,743	2,238
*	Standard Parking Corp.	108,551	2,225
	Dynamic Materials Corp.	103,541	2,186
*	CBIZ Inc.	342,218	2,163
*	Powell Industries Inc.	62,982	2,157
*,^ Swisher Hygiene Inc.		847,996	2,086
	LB Foster Co. Class A	72,331	2,062
*,^ Odyssey Marine Exploration Inc.		660,072	2,046
*	Dolan Co.	224,548	2,046
*	CRA International Inc.	76,759	1,936
*	Wesco Aircraft Holdings Inc.	118,310	1,917
*	Pacer International Inc.	300,067	1,896
	Douglas Dynamics Inc.	134,542	1,850
	Aceto Corp.	193,561	1,837
*	Hawaiian Holdings Inc.	349,733	1,829
*	Furmanite Corp.	284,140	1,824
*	FuelCell Energy Inc.	1,134,124	1,781
	Graham Corp.	81,273	1,779
	Twin Disc Inc.	66,665	1,739
*	Park-Ohio Holdings Corp.	85,980	1,724
	American Woodmark Corp.	95,211	1,714
*	Northwest Pipe Co.	79,801	1,695
*	GP Strategies Corp.	95,924	1,679
*	Lydall Inc.	160,378	1,634
*	Saia Inc.	92,632	1,576
*	Quality Distribution Inc.	113,855	1,569
*	Michael Baker Corp.	65,606	1,565
	Multi-Color Corp.	67,859	1,528
	Barrett Business Services Inc.	76,080	1,509
*	NCI Building Systems Inc.	130,696	1,504
	Kimball International Inc. Class B	208,286	1,439
*	Builders FirstSource Inc.	336,096	1,422
*	LMI Aerospace Inc.	77,895	1,418
	Vicor Corp.	177,128	1,417
	Insteel Industries Inc.	116,620	1,417
*,^ American Superconductor Corp.		341,981	1,409
*	Kratos Defense & Security Solutions Inc.	263,735	1,408
	NL Industries Inc.	94,304	1,405
*	CAI International Inc.	77,189	1,403
*	American Reprographics Co.	254,275	1,371
*	Cenveo Inc.	403,445	1,364
	Ampco-Pittsburgh Corp.	67,734	1,363
*	American Railcar Industries Inc.	57,899	1,361
	Miller Industries Inc.	80,178	1,357
*	PMFG Inc.	90,301	1,355
*	AT Cross Co. Class A	111,856	1,347
*	Orion Marine Group Inc.	185,361	1,340
*	NN Inc.	163,862	1,337
*	CPI Aerostructures Inc.	87,435	1,300
*	Ameresco Inc. Class A	92,288	1,251
	International Shipholding Corp.	54,094	1,249
	Schawk Inc. Class A	96,110	1,202
*	Flow International Corp.	298,537	1,200
	US Home Systems Inc.	124,986	1,165
	Alamo Group Inc.	38,622	1,161

	Ceco Environmental Corp.	149,340	1,157
	Preformed Line Products Co.	17,664	1,157
*	Republic Airways Holdings Inc.	233,965	1,156
	Asta Funding Inc.	140,437	1,147
*	Coleman Cable Inc.	116,503	1,132
*	Pike Electric Corp.	137,482	1,131
	Intersections Inc.	88,445	1,130
*	Sterling Construction Co. Inc.	114,805	1,119
*	Thermon Group Holdings Inc.	53,660	1,097
*	Roadrunner Transportation Systems Inc.	62,585	1,086
*	Rand Logistics Inc.	128,194	1,079
*	Casella Waste Systems Inc. Class A	165,839	1,033
*	Franklin Covey Co.	109,249	1,028
	VSE Corp.	40,692	1,010
*	USA Truck Inc.	129,651	1,005
*	RPX Corp.	59,126	1,003
	Acorn Energy Inc.	91,847	998
*	Metalico Inc.	223,272	953
*	EnerNOC Inc.	131,888	950
*	Hurco Cos. Inc.	33,473	946
*	Genco Shipping & Trading Ltd.	145,192	923
	Met-Pro Corp.	85,557	903
	LSI Industries Inc.	122,423	897
*	Willis Lease Finance Corp.	67,920	884
*	Hudson Highland Group Inc.	161,853	871
	Baltic Trading Ltd.	209,427	869
	Universal Truckload Services Inc.	57,102	860
	Argan Inc.	53,535	859
	SIFCO Industries Inc.	45,388	850
*	Magnetek Inc.	42,363	815
*	Patriot Transportation Holding Inc.	34,975	815
*,^ Valence Technology Inc.		1,006,506	814
*	Energy Recovery Inc.	352,703	811
*,^ A123 Systems Inc.		721,937	809
	Allied Motion Technologies Inc.	109,957	797
	PAM Transportation Services Inc.	70,328	787
*	BlueLinx Holdings Inc.	287,754	760
*	Ducommun Inc.	62,424	743
*	Zipcar Inc.	48,500	718
*	Hudson Technologies Inc.	212,882	700
*	Active Power Inc.	873,578	681
*	PowerSecure International Inc.	111,588	676
	Ecology and Environment Inc.	44,600	676
*	Eagle Bulk Shipping Inc.	346,376	672
*	TRC Cos. Inc.	106,570	651
*	Fuel Tech Inc.	116,591	637
	Courier Corp.	54,176	628
	Hardinge Inc.	66,364	628
*	Asset Acceptance Capital Corp.	130,270	617
	Eastern Co.	28,442	569
*	Hill International Inc.	138,438	544
	Lawson Products Inc.	35,447	536
*	Key Technology Inc.	38,493	509
*	Ultralife Corp.	97,212	504
*	KEYW Holding Corp.	64,008	496
*	Xerium Technologies Inc.	74,016	477
*	Innovative Solutions & Support Inc.	108,154	477

	LS Starrett Co. Class A	36,454	472
	Providence and Worcester Railroad Co.	29,538	436
*,^ Satcon Technology Corp.		1,208,686	435
*	Perma-Fix Environmental Services	272,842	434
*	Tecumseh Products Co. Class A	105,610	425
*	Patrick Industries Inc.	33,559	408
	Virco Manufacturing	188,287	386
*,^ Ocean Power Technologies Inc.		124,314	380
*	Supreme Industries Inc. Class A	122,226	380
*	Integrated Electrical Services Inc.	93,324	359
*	API Technologies Corp.	100,870	352
*	Mfri Inc.	45,123	338
*,^ Lightbridge Corp.		101,432	330
*	TMS International Corp. Class A	27,050	327
*	Heritage-Crystal Clean Inc.	16,264	324
*	Omega Flex Inc.	24,937	317
*	Broadwind Energy Inc.	669,218	315
*	Gencor Industries Inc.	37,710	264
*	Astronics Corp. Class B	6,551	248
*	Pinnacle Airlines Corp.	174,376	235
*	Orion Energy Systems Inc.	95,135	226
*	Arotech Corp.	169,158	210
*	Lime Energy Co.	71,352	206
*	RCM Technologies Inc.	35,153	196
*	American Electric Technologies Inc.	38,398	189
	Standard Register Co.	147,041	184
*,^ ZBB Energy Corp.		264,865	179
	Servotronics Inc.	17,402	176
*	Transcat Inc.	12,297	163
	Sypris Solutions Inc.	38,596	156
*	Frozen Food Express Industries	115,868	141
	KSW Inc.	36,316	141
*	Breeze-Eastern Corp.	15,086	127
*	Covenant Transportation Group Inc. Class A	39,032	125
*	Taylor Devices Inc.	11,497	117
*	Real Goods Solar Inc. Class A	78,297	114
*	AMREP Corp.	12,689	111
*	XPO Logistics Inc.	6,450	108
*,^ Plug Power Inc.		77,081	101
*	Innotrac Corp.	74,579	97
*	Rush Enterprises Inc. Class B	5,550	97
*	Versar Inc.	35,591	96
*	Adept Technology Inc. Class A	18,372	93
*	Essex Rental Corp.	22,346	85
*	Mastech Holdings Inc.	12,664	78
*	PGT Inc.	41,987	76
*,^ Hoku Corp.		116,892	73
*	Industrial Services of America Inc.	13,228	71
*	Ascent Solar Technologies Inc.	106,571	67
*	YRC Worldwide Inc.	9,508	63
*	UniTek Global Services Inc.	17,921	60
*	Tecumseh Products Co. Class B	11,900	48
*	Manitex International Inc.	5,500	40
*,^ Westinghouse Solar Inc.		71,979	40
	Hubbell Inc. Class A	500	38
*	Altair Nanotechnologies Inc.	58,402	37
*	Spherix Inc.	39,644	34

* TeamStaff Inc.	17,157	34
* Luna Innovations Inc.	17,858	30
* Innovaro Inc.	36,380	27
* Ecotality Inc.	25,078	24
* Nexxus Lighting Inc.	30,477	23
* Universal Power Group Inc.	800	2
* Kaiser Ventures LLC Class A	36,800	—
		3,313,144
Information Technology (15.5%)
* VMware Inc. Class A	607,147	68,225
Maxim Integrated Products Inc.	2,193,070	62,700
* Equinix Inc.	350,739	55,224
* Trimble Navigation Ltd.	934,982	50,882
* Alliance Data Systems Corp.	376,227	47,390
* Nuance Communications Inc.	1,806,747	46,217
* ANSYS Inc.	697,333	45,341
* Rackspace Hosting Inc.	783,566	45,282
* Informatica Corp.	806,922	42,686
Activision Blizzard Inc.	3,287,768	42,149
* VeriFone Systems Inc.	796,407	41,310
* Lam Research Corp.	900,980	40,202
* Avnet Inc.	1,090,190	39,672
* Skyworks Solutions Inc.	1,416,103	39,155
* TIBCO Software Inc.	1,252,470	38,200
* Arrow Electronics Inc.	841,108	35,301
FactSet Research Systems Inc.	339,213	33,596
* Synopsys Inc.	1,095,434	33,586
* Atmel Corp.	3,389,018	33,416
* Riverbed Technology Inc.	1,183,820	33,242
* MICROS Systems Inc.	601,150	33,238
* ON Semiconductor Corp.	3,398,061	30,617
IAC/InterActiveCorp	610,871	29,988
* Gartner Inc.	701,663	29,919
Global Payments Inc.	589,019	27,961
* Cree Inc.	868,692	27,477
* Rovi Corp.	806,299	26,245
* NCR Corp.	1,189,793	25,830
* Polycom Inc.	1,333,942	25,438
* Parametric Technology Corp.	890,883	24,891
* Ariba Inc.	748,221	24,474
* Cadence Design Systems Inc.	2,058,708	24,375
Solera Holdings Inc.	526,622	24,167
Broadridge Financial Solutions Inc.	932,825	22,304
Jack Henry & Associates Inc.	652,162	22,252
* Ingram Micro Inc.	1,128,110	20,938
* Concur Technologies Inc.	352,468	20,225
National Instruments Corp.	698,418	19,919
* Brocade Communications Systems Inc.	3,447,566	19,823
* Fortinet Inc.	693,431	19,173
* NeuStar Inc. Class A	506,614	18,871
* Wright Express Corp.	291,006	18,837
* Aruba Networks Inc.	820,880	18,289
Cypress Semiconductor Corp.	1,164,285	18,198
Diebold Inc.	470,432	18,121
* QLIK Technologies Inc.	552,489	17,680
* Tech Data Corp.	310,497	16,848
Lender Processing Services Inc.	634,846	16,506

*	CommVault Systems Inc.	332,319	16,496
*	Zebra Technologies Corp.	391,253	16,112
*	ViaSat Inc.	322,164	15,531
*	SolarWinds Inc.	400,156	15,466
*	Anixter International Inc.	208,777	15,143
*	Compuware Corp.	1,643,570	15,104
	ADTRAN Inc.	479,732	14,963
*	Dolby Laboratories Inc. Class A	384,458	14,632
*	Aspen Technology Inc.	704,643	14,466
*	Taleo Corp. Class A	313,971	14,421
*	Vishay Intertechnology Inc.	1,183,001	14,385
*	Ultimate Software Group Inc.	195,910	14,356
*	Semtech Corp.	497,129	14,148
*	LinkedIn Corp. Class A	138,566	14,132
*	Microsemi Corp.	657,587	14,099
*	FEI Co.	284,966	13,995
*	Fairchild Semiconductor International Inc. Class A	948,134	13,938
*	Itron Inc.	305,466	13,871
*	AOL Inc.	730,024	13,849
*	Finisar Corp.	683,349	13,769
	DST Systems Inc.	252,554	13,696
*	Silicon Laboratories Inc.	317,719	13,662
	Cognex Corp.	319,074	13,516
*	QLogic Corp.	754,622	13,402
	Plantronics Inc.	330,455	13,304
*	CoreLogic Inc.	801,447	13,080
*	PMC - Sierra Inc.	1,738,863	12,572
*	CACI International Inc. Class A	199,352	12,418
*	ValueClick Inc.	619,430	12,228
*	ACI Worldwide Inc.	298,824	12,034
*	Ciena Corp.	741,908	12,011
*	International Rectifier Corp.	519,831	11,992
	Fair Isaac Corp.	271,199	11,906
	InterDigital Inc.	341,171	11,893
*	Acme Packet Inc.	429,684	11,825
	MKS Instruments Inc.	395,072	11,666
*	Convergys Corp.	871,579	11,636
*	Cymer Inc.	231,793	11,590
*	Cavium Inc.	371,643	11,499
*	Cirrus Logic Inc.	482,126	11,475
*	Hittite Microwave Corp.	209,266	11,365
*	Progress Software Corp.	480,218	11,343
	Blackbaud Inc.	338,083	11,234
	Tellabs Inc.	2,748,838	11,133
*,^ Universal Display Corp.		302,015	11,033
*	WebMD Health Corp.	428,814	10,969
*	TiVo Inc.	914,810	10,969
*	NETGEAR Inc.	284,540	10,869
*	IPG Photonics Corp.	208,143	10,834
*	Comverse Technology Inc.	1,572,843	10,805
*	FleetCor Technologies Inc.	276,934	10,737
	Intersil Corp. Class A	952,638	10,670
*	Sourcefire Inc.	219,487	10,564
*	Mentor Graphics Corp.	700,086	10,403
	j2 Global Inc.	362,694	10,402
	Sapient Corp.	833,881	10,382
*	RF Micro Devices Inc.	2,084,493	10,381

*	Take-Two Interactive Software Inc.	674,094	10,371
	Littelfuse Inc.	164,964	10,343
*	Coherent Inc.	177,232	10,338
	MAXIMUS Inc.	254,000	10,330
*,^ Zynga Inc. Class A		765,464	10,066
*	Arris Group Inc.	884,342	9,993
*	Quest Software Inc.	427,099	9,939
*	Entegris Inc.	1,024,567	9,569
*	DealerTrack Holdings Inc.	315,816	9,557
*	Monster Worldwide Inc.	966,032	9,419
*	Plexus Corp.	261,826	9,161
*	OSI Systems Inc.	148,928	9,129
*	Synaptics Inc.	247,749	9,045
*	JDA Software Group Inc.	320,065	8,795
*	Cardtronics Inc.	331,626	8,705
*	NetSuite Inc.	172,731	8,687
*	Acxiom Corp.	588,813	8,644
*	TriQuint Semiconductor Inc.	1,250,428	8,622
	Heartland Payment Systems Inc.	296,220	8,543
*	MicroStrategy Inc. Class A	60,863	8,521
*	Veeco Instruments Inc.	291,536	8,338
*	EchoStar Corp. Class A	293,333	8,254
*	Euronet Worldwide Inc.	379,062	7,919
	Power Integrations Inc.	212,945	7,904
*	Omnivision Technologies Inc.	394,306	7,886
*	Liquidity Services Inc.	175,445	7,860
*	BroadSoft Inc.	203,697	7,791
*	ScanSource Inc.	206,470	7,705
*	Bottomline Technologies Inc.	272,870	7,624
*	Integrated Device Technology Inc.	1,066,079	7,622
*	GT Advanced Technologies Inc.	901,970	7,459
*	SYNNEX Corp.	195,201	7,445
*	Manhattan Associates Inc.	155,279	7,380
*	FARO Technologies Inc.	126,251	7,364
*	Loral Space & Communications Inc.	92,166	7,336
*	Insight Enterprises Inc.	330,691	7,252
*	OpenTable Inc.	178,042	7,205
*	Benchmark Electronics Inc.	435,156	7,176
*	Tyler Technologies Inc.	185,210	7,114
	Syntel Inc.	126,080	7,060
*	Sanmina-SCI Corp.	613,899	7,029
*	Kulicke & Soffa Industries Inc.	554,368	6,891
*	Constant Contact Inc.	227,771	6,785
*	Emulex Corp.	650,181	6,749
*	Tessera Technologies Inc.	390,540	6,737
*,^ VirnetX Holding Corp.		281,305	6,732
	Cabot Microelectronics Corp.	171,566	6,670
*	Infinera Corp.	804,748	6,535
*	Volterra Semiconductor Corp.	188,865	6,500
*	Synchronoss Technologies Inc.	202,747	6,472
*	Unisys Corp.	327,464	6,458
*	Diodes Inc.	277,107	6,423
	EarthLink Inc.	800,159	6,393
	MTS Systems Corp.	119,138	6,325
*	MEMC Electronic Materials Inc.	1,737,003	6,271
*	Advent Software Inc.	241,863	6,192
	Brooks Automation Inc.	498,600	6,148

*	Websense Inc.	291,433	6,146
*	Sonus Networks Inc.	2,102,333	6,097
	Mantech International Corp. Class A	174,876	6,026
*	LivePerson Inc.	357,109	5,989
	NIC Inc.	484,300	5,875
*	3D Systems Corp.	248,987	5,861
*	Stratasys Inc.	159,771	5,835
*	Electronics for Imaging Inc.	346,205	5,754
*	Ultratech Inc.	196,610	5,698
*	Lattice Semiconductor Corp.	883,504	5,681
*	LogMeIn Inc.	161,058	5,674
*	Rofin-Sinar Technologies Inc.	214,764	5,663
*	ATMI Inc.	238,586	5,559
^	Ebix Inc.	239,773	5,553
*	comScore Inc.	255,234	5,459
*	Kenexa Corp.	173,610	5,424
*	Rambus Inc.	831,132	5,361
*	Verint Systems Inc.	163,687	5,302
*	Netscout Systems Inc.	259,538	5,279
*	Digital River Inc.	280,172	5,242
*	Freescale Semiconductor Holdings I Ltd.	333,389	5,131
*	Monolithic Power Systems Inc.	258,204	5,079
*	RealPage Inc.	263,287	5,047
*	Newport Corp.	282,733	5,010
*	Harmonic Inc.	880,453	4,816
	Pegasystems Inc.	124,812	4,763
*	Ixia	380,329	4,750
	AVX Corp.	357,993	4,747
*	Amkor Technology Inc.	772,468	4,747
*	Rogers Corp.	122,209	4,736
	Park Electrochemical Corp.	156,324	4,726
	Comtech Telecommunications Corp.	143,161	4,664
*	Quantum Corp.	1,763,329	4,620
*	Spansion Inc. Class A	369,816	4,504
*	TTM Technologies Inc.	385,672	4,431
*	Standard Microsystems Corp.	171,223	4,430
	Micrel Inc.	426,097	4,372
	Booz Allen Hamilton Holding Corp.	256,696	4,372
*,^ Ancestry.com Inc.		192,077	4,368
*	Advanced Energy Industries Inc.	319,172	4,188
*	Brightpoint Inc.	519,101	4,179
*	Power-One Inc.	916,596	4,170
*	Monotype Imaging Holdings Inc.	273,471	4,075
*	TNS Inc.	184,961	4,019
*	Ceva Inc.	176,665	4,012
	Badger Meter Inc.	115,815	3,937
*	Maxwell Technologies Inc.	212,402	3,893
*	RealD Inc.	287,549	3,882
*	Dice Holdings Inc.	411,450	3,839
*	CSG Systems International Inc.	252,112	3,817
*	DTS Inc.	126,121	3,811
*	Global Cash Access Holdings Inc.	477,762	3,727
*	Entropic Communications Inc.	637,939	3,719
*	iGate Corp.	221,603	3,714
*	Accelrys Inc.	457,461	3,651
*	Silicon Image Inc.	611,753	3,597
*,^ OCZ Technology Group Inc.		513,122	3,582

*	LoopNet Inc.	186,789	3,508
*	Internap Network Services Corp.	477,705	3,506
	Electro Scientific Industries Inc.	231,919	3,481
	Forrester Research Inc.	106,033	3,435
*	Measurement Specialties Inc.	101,796	3,430
*,^ Higher One Holdings Inc.		228,291	3,413
*	Super Micro Computer Inc.	195,210	3,408
*	Move Inc.	344,665	3,347
*	Stamps.com Inc.	118,612	3,307
*	STEC Inc.	350,130	3,305
*	InfoSpace Inc.	257,144	3,294
	Black Box Corp.	129,076	3,293
*	SS&C Technologies Holdings Inc.	140,351	3,274
*	Checkpoint Systems Inc.	288,735	3,257
*	Kemet Corp.	347,782	3,255
	EPIQ Systems Inc.	267,818	3,241
*	Exar Corp.	385,742	3,240
*	ExlService Holdings Inc.	117,839	3,233
*	TeleTech Holdings Inc.	200,007	3,220
*	Interactive Intelligence Group Inc.	103,987	3,173
*	Applied Micro Circuits Corp.	455,635	3,162
	OPNET	107,789	3,126
	United Online Inc.	629,193	3,077
	CTS Corp.	290,299	3,054
*	Bankrate Inc.	119,802	2,965
*	Sycamore Networks Inc.	162,558	2,884
*	IXYS Corp.	218,351	2,882
*	Mercury Computer Systems Inc.	215,371	2,854
*	Oplink Communications Inc.	164,561	2,814
*	Intermec Inc.	362,740	2,804
*	Web.com Group Inc.	193,986	2,799
	Cass Information Systems Inc.	69,018	2,757
*	PROS Holdings Inc.	145,487	2,721
*	Nanometrics Inc.	144,847	2,681
	Electro Rent Corp.	145,249	2,674
*	Perficient Inc.	222,446	2,672
	Methode Electronics Inc.	287,623	2,669
*	LTX-Credence Corp.	370,791	2,666
*	Rudolph Technologies Inc.	239,538	2,661
*	Saba Software Inc.	270,691	2,655
*,^ KIT Digital Inc.		364,407	2,624
	Keynote Systems Inc.	132,402	2,616
*	Anaren Inc.	139,117	2,553
*	Extreme Networks	656,057	2,513
*	XO Group Inc.	265,593	2,494
*	Deltek Inc.	231,729	2,470
*	Callidus Software Inc.	312,678	2,442
*	Avid Technology Inc.	221,447	2,436
*	Photronics Inc.	365,255	2,429
*	Multi-Fineline Electronix Inc.	88,041	2,417
	Daktronics Inc.	269,020	2,392
*	Limelight Networks Inc.	703,983	2,316
*	Zygo Corp.	117,609	2,302
*	Silicon Graphics International Corp.	237,157	2,296
*	Fusion-io Inc.	80,667	2,292
*	Actuate Corp.	364,431	2,289
*	QuinStreet Inc.	217,082	2,277

Cohu Inc.	199,749	2,271
* Globecomm Systems Inc.	155,804	2,256
* Openwave Systems Inc.	983,493	2,233
DDi Corp.	182,605	2,228
* Formfactor Inc.	396,693	2,214
* Computer Task Group Inc.	142,649	2,185
ModusLink Global Solutions Inc.	396,498	2,141
* Integrated Silicon Solution Inc.	188,684	2,106
* VASCO Data Security International Inc.	189,691	2,047
* Aeroflex Holding Corp.	178,727	1,991
* AXT Inc.	312,825	1,986
* Jive Software Inc.	73,000	1,983
* MIPS Technologies Inc. Class A	361,509	1,967
* Virtusa Corp.	111,353	1,923
* NVE Corp.	36,057	1,911
* SunPower Corp. Class A	299,097	1,908
* Kopin Corp.	465,166	1,893
* CIBER Inc.	439,297	1,863
* Vocus Inc.	140,174	1,857
* Ipass Inc.	710,202	1,846
* Glu Mobile Inc.	379,612	1,841
* Radisys Corp.	248,596	1,840
* Digi International Inc.	165,351	1,817
* Procera Networks Inc.	80,864	1,808
* Mindspeed Technologies Inc.	274,541	1,749
American Software Inc. Class A	202,354	1,736
* Guidance Software Inc.	156,423	1,728
* Aviat Networks Inc.	603,592	1,702
Telular Corp.	201,113	1,701
* Seachange International Inc.	217,644	1,693
* Supertex Inc.	93,388	1,687
* Mitek Systems Inc.	145,233	1,685
* Agilysys Inc.	186,877	1,680
* Calix Inc.	195,808	1,670
* Oclaro Inc.	423,357	1,668
* RealNetworks Inc.	164,943	1,640
* Zix Corp.	559,817	1,629
* Cray Inc.	219,946	1,610
* SPS Commerce Inc.	59,592	1,602
* DSP Group Inc.	239,990	1,598
* support.com Inc.	485,574	1,530
* Envestnet Inc.	122,056	1,528
* MoneyGram International Inc.	84,376	1,519
* Datalink Corp.	159,005	1,514
* Pericom Semiconductor Corp.	184,338	1,491
* GSI Group Inc.	122,803	1,481
* STR Holdings Inc.	301,082	1,457
* PRGX Global Inc.	230,048	1,447
* Lionbridge Technologies Inc.	497,644	1,433
* Symmetricom Inc.	246,034	1,420
* ShoreTel Inc.	242,500	1,377
* Intevac Inc.	161,994	1,377
* PDF Solutions Inc.	161,883	1,365
* Echo Global Logistics Inc.	84,257	1,357
* Vishay Precision Group Inc.	89,085	1,321
* Mattson Technology Inc.	470,544	1,303
* MoSys Inc.	327,186	1,299

*	Responsys Inc.	107,500	1,287
*	Imation Corp.	206,759	1,280
*	Key Tronic Corp.	132,830	1,259
*	Guidewire Software Inc.	40,400	1,243
*	Cornerstone OnDemand Inc.	56,421	1,232
*	Rubicon Technology Inc.	117,527	1,226
	Richardson Electronics Ltd.	102,182	1,224
*	ServiceSource International Inc.	78,352	1,213
*	Opnext Inc.	772,731	1,198
*	Hackett Group Inc.	196,636	1,174
	MOCON Inc.	70,881	1,152
*	Innodata Isogen Inc.	213,597	1,151
*	SciQuest Inc.	75,537	1,151
*	IntraLinks Holdings Inc.	217,396	1,150
*	Echelon Corp.	259,299	1,149
*	Ultra Clean Holdings	152,082	1,147
*	LeCroy Corp.	108,646	1,129
*	Axcelis Technologies Inc.	656,001	1,128
*	X-Rite Inc.	248,400	1,128
*	Sigma Designs Inc.	215,870	1,118
*	FalconStor Software Inc.	296,250	1,108
*	Anadigics Inc.	464,620	1,101
*	Dynamics Research Corp.	113,675	1,096
*	Travelzoo Inc.	46,578	1,071
*	KVH Industries Inc.	101,478	1,065
*	Digimarc Corp.	37,954	1,060
*	Transact Technologies Inc.	130,847	1,027
*	Immersion Corp.	188,009	1,027
*	Inphi Corp.	72,370	1,026
*	Pervasive Software Inc.	170,783	1,023
	Mesa Laboratories Inc.	20,569	1,014
	Marchex Inc. Class B	221,778	989
*	Fabrinet	55,490	983
*,^ Wave Systems Corp. Class A		509,621	948
*	NAPCO Security Technologies Inc.	302,204	946
*	FSI International Inc.	188,377	921
*	Convio Inc.	58,952	912
	Bel Fuse Inc. Class B	51,302	906
*	Aware Inc.	229,403	895
	QAD Inc. Class A	68,216	894
*	QuickLogic Corp.	327,153	893
*	Official Payments Holdings Inc. Class B	172,509	875
*	Zillow Inc.	23,862	849
	Communications Systems Inc.	61,955	813
*	Micronetics Inc.	98,880	806
	Pulse Electronics Corp.	314,238	789
*	TeleCommunication Systems Inc. Class A	283,428	788
*	TeleNav Inc.	110,794	778
*	PC Mall Inc.	128,872	774
*	Amtech Systems Inc.	92,558	771
*	Research Frontiers Inc.	209,746	742
*	CalAmp Corp.	149,190	724
*	Novatel Wireless Inc.	215,607	722
*	Market Leader Inc.	195,905	717
*	Data I/O Corp.	178,166	698
*	Frequency Electronics Inc.	82,635	683
*	InvenSense Inc.	37,700	682

*	SRS Labs Inc.	97,903	680
*	Westell Technologies Inc. Class A	290,049	676
	PC-Tel Inc.	100,364	667
*	Active Network Inc.	39,500	665
*	Bsquare Corp.	190,133	637
*	Imperva Inc.	16,100	630
*	Rosetta Stone Inc.	60,439	624
	Rimage Corp.	62,242	623
*	ID Systems Inc.	104,136	623
*,^ Quepasa Corp.		139,686	620
*	PLX Technology Inc.	153,556	617
	PC Connection Inc.	73,690	606
*	Network Engines Inc.	411,278	588
	Evolving Systems Inc.	102,263	572
*	Tangoe Inc.	30,000	564
*	Autobytel Inc.	572,741	555
	Astro-Med Inc.	64,998	545
*	Pfsweb Inc.	137,862	543
*	Reis Inc.	60,774	541
*	Performance Technologies Inc.	208,479	538
*	Emcore Corp.	111,957	534
*	Demand Media Inc.	72,992	529
*	Smith Micro Software Inc.	223,760	521
*	GSE Systems Inc.	215,858	516
*	Ramtron International Corp.	258,403	514
*	Powerwave Technologies Inc.	242,477	497
*,^ Local.com Corp.		193,048	496
*,^ Majesco Entertainment Co.		199,658	493
*	Versant Corp.	45,949	488
*	CyberOptics Corp.	49,843	481
*	ePlus Inc.	14,973	479
*	Millennial Media Inc.	20,236	476
*	Cinedigm Digital Cinema Corp. Class A	270,975	458
*	EasyLink Services International Corp. Class A	89,991	458
*	LRAD Corp.	296,844	457
*,^ CVD Equipment Corp.		33,807	457
*	Stream Global Services Inc.	138,194	455
*	Identive Group Inc.	217,033	454
*	Dot Hill Systems Corp.	281,427	425
*	MaxLinear Inc.	75,936	423
*	Onvia Inc.	107,083	419
*	LoJack Corp.	99,577	395
	Optical Cable Corp.	112,281	394
*	Transwitch Corp.	148,584	389
*	Ikanos Communications Inc.	516,678	377
*	Video Display Corp.	68,051	372
*	iGO Inc.	432,897	368
*	Online Resources Corp.	128,409	366
*	IEC Electronics Corp.	67,009	365
*	Yelp Inc.	13,533	364
*	Demandware Inc.	12,184	363
*	NCI Inc. Class A	56,396	360
*	LGL Group Inc.	47,780	357
*	Netlist Inc.	100,323	355
*	BTU International Inc.	113,267	350
*	GSI Technology Inc.	82,331	349
*	Intellicheck Mobilisa Inc.	203,451	346

*	Angie's List Inc.	18,300	346
*,^ Parkervision Inc.		322,247	345
*,^ Document Security Systems Inc.		112,699	340
*	Hutchinson Technology Inc.	154,007	339
	TheStreet Inc.	149,804	331
*	PAR Technology Corp.	67,179	328
*	AuthenTec Inc.	102,539	323
*,^ Carbonite Inc.		28,300	312
*	TechTarget Inc.	44,392	308
	Internet Patents Corp.	91,798	302
*,^ Information Services Group Inc.		222,852	292
*	Comverge Inc.	158,656	292
*,^ THQ Inc.		500,076	280
*	Numerex Corp. Class A	28,248	276
*,^ Motricity Inc.		242,743	267
*	Network Equipment Technologies Inc.	249,136	267
*,^ Microvision Inc.		94,335	258
*	M/A-COM Technology Solutions Holdings Inc.	12,184	253
*	StarTek Inc.	115,340	253
*	ExactTarget Inc.	9,226	240
*	Looksmart Ltd.	208,579	231
*	Zhone Technologies Inc.	199,502	231
*	Pixelworks Inc.	99,915	231
*	Wireless Telecom Group Inc.	184,236	227
*	Cascade Microtech Inc.	46,248	225
*	Hauppauge Digital Inc.	158,139	225
*	Meru Networks Inc.	54,955	223
	Crexendo Inc.	63,693	218
*	Analysts International Corp.	39,205	212
*	Presstek Inc.	363,160	212
*	Tii Network Technologies Inc.	145,342	211
*	WebMediaBrands Inc.	191,927	200
*	RF Monolithics Inc.	186,353	194
*	Planar Systems Inc.	82,059	194
*	Sonic Foundry Inc.	22,246	189
*	Edgewater Technology Inc.	47,140	185
	QAD Inc. Class B	14,091	185
*	eMagin Corp.	56,435	183
*	Ditech Networks Inc.	186,109	182
*	Management Network Group Inc.	72,395	180
*	Interphase Corp.	31,974	174
*	Aetrium Inc.	215,721	173
*	Newtek Business Services Inc.	109,403	166
*	Soundbite Communications Inc.	55,782	166
*,^ Superconductor Technologies Inc.		204,393	159
*	Marlborough Software Development Holdings Inc.	131,616	157
*	Lantronix Inc.	55,385	155
*	Alliance Fiber Optic Products Inc.	15,456	148
*	Infosonics Corp.	184,032	147
*,^ FriendFinder Networks Inc.		105,736	144
*	EDGAR Online Inc.	166,330	141
*	Mattersight Corp.	15,415	131
*	TSR Inc.	27,043	122
*	Digital Ally Inc.	148,969	115
	Bel Fuse Inc. Class A	5,719	111
*,^ USA Technologies Inc.		86,564	111
*	Selectica Inc.	24,332	93

* MEMSIC Inc.	20,785	87
* Lightpath Technologies Inc. Class A	62,358	87
* eGain Communications Corp.	13,553	81
* Spire Corp.	69,782	81
* BroadVision Inc.	2,843	81
* Wireless Ronin Technologies Inc.	98,536	81
* Viasystems Group Inc.	4,042	77
* NetSol Technologies Inc.	202,696	75
* Inuvo Inc.	94,525	73
* TigerLogic Corp.	29,277	67
* WidePoint Corp.	70,426	65
* GTSI Corp.	12,502	62
* SED International Holdings Inc.	15,000	59
Tessco Technologies Inc.	2,200	56
* ClearOne Communications Inc.	12,344	56
* Remark Media Inc.	9,100	55
* Crossroads Systems Inc.	9,350	53
* Globalscape Inc.	26,190	53
* MakeMusic Inc.	12,256	53
* Scientific Learning Corp.	26,131	46
* Park City Group Inc.	14,263	43
* Overland Storage Inc.	18,885	42
* Daegis Inc.	24,694	42
* Concurrent Computer Corp.	10,890	40
* Advanced Photonix Inc. Class A	56,533	37
* Dialogic Inc.	35,718	31
* Relm Wireless Corp.	18,822	31
* Rainmaker Systems Inc.	33,096	26
* World Energy Solutions Inc.	5,042	24
* Qualstar Corp.	7,420	14
* Sutron Corp.	1,500	9
* DayStar Technologies Inc.	22,553	5
* Sevcon Inc.	500	3
		3,326,672
Materials (6.3%)
LyondellBasell Industries NV Class A	2,387,073	104,196
Celanese Corp. Class A	1,177,448	54,375
Albemarle Corp.	668,454	42,728
* Crown Holdings Inc.	1,115,635	41,089
Ashland Inc.	588,558	35,937
Rock-Tenn Co. Class A	530,615	35,848
Valspar Corp.	702,015	33,900
* WR Grace & Co.	555,729	32,121
Reliance Steel & Aluminum Co.	564,045	31,857
* Rockwood Holdings Inc.	581,627	30,332
Martin Marietta Materials Inc.	343,108	29,380
Royal Gold Inc.	442,164	28,838
Walter Energy Inc.	469,384	27,792
Aptargroup Inc.	497,203	27,232
Domtar Corp.	276,293	26,353
RPM International Inc.	986,569	25,838
Solutia Inc.	920,059	25,706
Sonoco Products Co.	755,656	25,088
Steel Dynamics Inc.	1,646,331	23,938
* Allied Nevada Gold Corp.	673,792	21,918
Packaging Corp. of America	725,300	21,462
Cytec Industries Inc.	344,638	20,951

	Cabot Corp.	479,241	20,454
	Huntsman Corp.	1,430,544	20,042
	Compass Minerals International Inc.	248,241	17,809
	Scotts Miracle-Gro Co. Class A	324,815	17,592
	Carpenter Technology Corp.	330,672	17,271
	Silgan Holdings Inc.	373,268	16,498
*,^ Molycorp Inc.		477,811	16,164
*	Coeur d'Alene Mines Corp.	675,770	16,043
	NewMarket Corp.	79,690	14,934
	Sensient Technologies Corp.	378,029	14,365
	Olin Corp.	602,370	13,102
	Greif Inc. Class A	230,959	12,915
	Commercial Metals Co.	869,722	12,889
*	Chemtura Corp.	736,612	12,508
	HB Fuller Co.	370,002	12,147
	Eagle Materials Inc.	338,175	11,752
*	Stillwater Mining Co.	869,458	10,990
*	AbitibiBowater Inc.	730,430	10,431
	Westlake Chemical Corp.	155,287	10,061
	Buckeye Technologies Inc.	295,865	10,051
	Hecla Mining Co.	2,144,214	9,906
	PolyOne Corp.	680,959	9,806
*	Louisiana-Pacific Corp.	1,031,954	9,649
*	Intrepid Potash Inc.	395,957	9,634
*	Georgia Gulf Corp.	257,601	8,985
	Minerals Technologies Inc.	133,367	8,724
	Schweitzer-Mauduit International Inc.	121,393	8,383
	Innophos Holdings Inc.	162,658	8,152
	Worthington Industries Inc.	402,586	7,722
*	SunCoke Energy Inc.	527,859	7,501
	Texas Industries Inc.	210,240	7,361
	Globe Specialty Metals Inc.	468,427	6,966
*	OM Group Inc.	243,158	6,689
*	Calgon Carbon Corp.	427,223	6,669
	Balchem Corp.	219,671	6,645
*,^ McEwen Mining Inc.		1,487,698	6,605
*	Kraton Performance Polymers Inc.	241,520	6,417
	Schnitzer Steel Industries Inc.	160,074	6,386
	AK Steel Holding Corp.	832,805	6,296
	A Schulman Inc.	221,374	5,982
	Koppers Holdings Inc.	154,970	5,976
*	KapStone Paper and Packaging Corp.	293,750	5,787
	Haynes International Inc.	91,304	5,784
*	Clearwater Paper Corp.	171,764	5,704
	Boise Inc.	686,883	5,639
	Kaiser Aluminum Corp.	118,779	5,614
	AMCOL International Corp.	189,400	5,585
	Stepan Co.	62,585	5,495
*	LSB Industries Inc.	139,515	5,430
*	RTI International Metals Inc.	227,669	5,250
*	Graphic Packaging Holding Co.	943,170	5,206
	PH Glatfelter Co.	328,917	5,190
	Deltic Timber Corp.	81,421	5,153
	Noranda Aluminum Holding Corp.	506,928	5,054
*	Flotek Industries Inc.	391,681	4,708
	Kronos Worldwide Inc.	177,696	4,432
*	Materion Corp.	153,523	4,411

	Myers Industries Inc.	290,284	4,282
*	TPC Group Inc.	96,434	4,263
	Neenah Paper Inc.	138,807	4,128
*	Ferro Corp.	650,193	3,862
*	Horsehead Holding Corp.	333,204	3,795
	American Vanguard Corp.	174,715	3,790
	Quaker Chemical Corp.	93,882	3,704
*	Century Aluminum Co.	407,281	3,617
	Wausau Paper Corp.	377,100	3,537
	Tredegar Corp.	174,860	3,426
*	Omnova Solutions Inc.	407,788	2,753
	Hawkins Inc.	69,706	2,593
	Zep Inc.	174,181	2,508
*	General Moly Inc.	736,732	2,468
*	ADA-ES Inc.	95,675	2,326
*	Zoltek Cos. Inc.	181,756	2,057
	Olympic Steel Inc.	83,985	2,016
*	Headwaters Inc.	469,580	1,963
*	Mercer International Inc.	233,395	1,865
*	Universal Stainless & Alloy	39,851	1,702
*	AEP Industries Inc.	43,386	1,510
*	AM Castle & Co.	119,167	1,507
*	Spartech Corp.	277,578	1,355
*	Landec Corp.	173,394	1,132
	FutureFuel Corp.	100,481	1,103
*	US Silica Holdings Inc.	51,962	1,088
*	United States Lime & Minerals Inc.	17,200	1,030
*	Senomyx Inc.	366,934	1,005
*	Handy & Harman Ltd.	65,482	946
*	Metals USA Holdings Corp.	59,395	856
	Synalloy Corp.	62,632	823
*	US Energy Corp. Wyoming	217,963	689
*	Penford Corp.	81,876	553
	KMG Chemicals Inc.	30,003	542
*	TOR Minerals International Inc.	36,176	525
	Chase Corp.	25,936	408
*	Core Molding Technologies Inc.	43,889	404
^	Great Northern Iron Ore Properties	3,784	363
*	Mod-Pac Corp.	49,498	346
*	American Pacific Corp.	44,346	333
*,^ Mines Management Inc.		185,423	315
*	Arabian American Development Co.	32,412	301
*	Solitario Exploration & Royalty Corp.	197,016	272
*,^ Silver Bull Resources Inc.		463,119	267
*,^ Clean Diesel Technologies Inc.		48,462	195
*	Timberline Resources Corp.	360,815	184
*	Verso Paper Corp.	37,309	70
*	Material Sciences Corp.	6,500	54
*	US Concrete Inc.	10,949	51
*	Comstock Mining Inc.	24,313	48
*	Cereplast Inc.	68,057	42
			1,358,765
Telecommunication Services (1.1%)
*	SBA Communications Corp. Class A	869,269	44,168
*	Level 3 Communications Inc.	1,299,151	33,427
*	tw telecom inc Class A	1,127,409	24,983
*	NII Holdings Inc.	1,286,793	23,561

	Telephone & Data Systems Inc.	725,698	16,800
*	AboveNet Inc.	197,254	16,333
*	Clearwire Corp. Class A	2,919,903	6,657
*	Cogent Communications Group Inc.	345,688	6,596
*	Cincinnati Bell Inc.	1,479,511	5,948
*	United States Cellular Corp.	108,318	4,434
*	Leap Wireless International Inc.	470,493	4,108
*	Premiere Global Services Inc.	444,931	4,022
	Consolidated Communications Holdings Inc.	190,766	3,745
*	Iridium Communications Inc.	345,655	3,028
*	Neutral Tandem Inc.	245,123	2,988
	USA Mobility Inc.	200,445	2,792
*	General Communication Inc. Class A	306,452	2,672
*	8x8 Inc.	629,574	2,644
	Atlantic Tele-Network Inc.	65,947	2,398
	SureWest Communications	102,375	2,309
	NTELOS Holdings Corp.	107,726	2,230
*	Vonage Holdings Corp.	981,524	2,169
	Shenandoah Telecommunications Co.	184,963	2,062
*	Cbeyond Inc.	199,272	1,594
*	ORBCOMM Inc.	386,562	1,488
	IDT Corp. Class B	154,943	1,447
	HickoryTech Corp.	135,757	1,404
	Lumos Networks Corp.	129,465	1,393
*	inContact Inc.	238,946	1,333
*	Towerstream Corp.	255,565	1,214
*,^ Fairpoint Communications Inc.		295,846	1,112
	Alaska Communications Systems Group Inc.	332,946	1,026
	Warwick Valley Telephone Co.	55,401	825
*	Hawaiian Telcom Holdco Inc.	43,109	743
*	Primus Telecommunications Group Inc.	39,155	630
*	Boingo Wireless Inc.	37,447	453
*,^ Globalstar Inc.		503,042	352
*,^ Elephant Talk Communications Inc.		144,600	325
*	Multiband Corp.	92,814	279
*	NTS Inc.	48,081	29
			235,721
Utilities (3.7%)
*	Calpine Corp.	2,854,856	49,132
	American Water Works Co. Inc.	1,320,729	44,944
	OGE Energy Corp.	737,234	39,442
	NSTAR	778,707	37,869
	Alliant Energy Corp.	834,456	36,149
	MDU Resources Group Inc.	1,418,211	31,754
	National Fuel Gas Co.	624,410	30,047
	ITC Holdings Corp.	386,046	29,702
	NV Energy Inc.	1,772,708	28,576
	Westar Energy Inc.	947,389	26,461
	Questar Corp.	1,337,387	25,758
	Aqua America Inc.	1,043,789	23,266
	UGI Corp.	842,750	22,965
	Atmos Energy Corp.	678,520	21,346
	Great Plains Energy Inc.	1,023,385	20,744
	Hawaiian Electric Industries Inc.	722,737	18,321
	Cleco Corp.	457,224	18,129
	Vectren Corp.	616,060	17,903
	Piedmont Natural Gas Co. Inc.	543,784	16,895

WGL Holdings Inc.	387,234	15,760
IDACORP Inc.	375,486	15,440
Southwest Gas Corp.	346,593	14,813
Portland General Electric Co.	567,055	14,165
New Jersey Resources Corp.	311,867	13,900
UIL Holdings Corp.	379,724	13,199
*	GenOn Energy Inc.	5,794,628	12,053
South Jersey Industries Inc.	227,630	11,391
Avista Corp.	440,641	11,272
Black Hills Corp.	330,528	11,083
PNM Resources Inc.	599,743	10,975
UniSource Energy Corp.	285,275	10,432
ALLETE Inc.	248,716	10,319
El Paso Electric Co.	301,908	9,809
NorthWestern Corp.	273,004	9,681
Northwest Natural Gas Co.	201,598	9,153
MGE Energy Inc.	173,740	7,712
CH Energy Group Inc.	112,247	7,490
Laclede Group Inc.	169,420	6,611
Empire District Electric Co.	315,827	6,427
Otter Tail Corp.	271,230	5,886
California Water Service Group	314,879	5,734
American States Water Co.	140,991	5,095
Central Vermont Public Service Corp.	97,490	3,432
Chesapeake Utilities Corp.	80,371	3,305
Ormat Technologies Inc.	156,227	3,148
Middlesex Water Co.	140,642	2,657
SJW Corp.	96,220	2,321
Unitil Corp.	83,116	2,230
Connecticut Water Service Inc.	64,774	1,832
York Water Co.	80,038	1,385
Delta Natural Gas Co. Inc.	36,315	1,380
Genie Energy Ltd. Class B	138,984	1,344
Artesian Resources Corp. Class A	49,778	935
*	Cadiz Inc.	97,163	894
*,^ US Geothermal Inc.	514,441	267
*,^ Synthesis Energy Systems Inc.	145,152	213
*	Pure Cycle Corp.	87,217	195
*,^ American DG Energy Inc.	38,712	83
803,424
Total Common Stocks (Cost $18,493,646)	21,443,820
Market
Value
Coupon	Shares	($000)
Temporary Cash Investments (1.4%)[1]
Money Market Fund (1.3%)
[2,3] Vanguard Market Liquidity Fund	0.123%	286,611,514	286,612

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.030%	4/9/12	2,000	2,000
5	Federal Home Loan Bank Discount Notes	0.130%	7/20/12	2,000	1,999
[4,6] Freddie Mac Discount Notes	0.040%	4/3/12	3,000	3,000
[4,6] Freddie Mac Discount Notes	0.100%	4/30/12	300	300

4 United States Treasury Note/Bond	4.500%	4/30/12	2,750	2,759
				10,058
Total Temporary Cash Investments (Cost $296,670)				296,670
Total Investments (101.0%) (Cost $18,790,316)				21,740,490
Other Assets and Liabilities-Net (-1.0%)[3]				(221,288)
Net Assets (100%)				21,519,202

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $203,244,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $222,907,000 of collateral received for securities on loan.
4 Securities with a value of $8,059,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	21,443,385	—	435
Temporary Cash Investments	286,612	10,058	—
Futures Contracts—Assets[1]	6	—	—
Futures Contracts—Liabilities[1]	(108)	—	—
Total	21,729,895	10,058	435
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	June 2012	294	29,174	107
E-mini Russell 2000 Index	June 2012	337	27,893	(141)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2012, the cost of investment securities for tax purposes was $18,790,316,000. Net unrealized appreciation of investment securities for tax purposes was $2,950,174,000, consisting of unrealized gains of $4,928,006,000 on securities that had risen in value since their purchase and $1,977,832,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Stock Market Index Fund

Schedule of Investments
As of March 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (11.9%)
McDonald's Corp.	12,510,974	1,227,327
Home Depot Inc.	18,848,783	948,282
Walt Disney Co.	20,867,774	913,591
* Amazon.com Inc.	4,448,232	900,811
Comcast Corp. Class A	28,885,894	866,866
Ford Motor Co.	43,304,012	540,867
News Corp. Class A	26,057,394	513,070
Starbucks Corp.	9,111,237	509,227
Lowe's Cos. Inc.	15,407,770	483,496
NIKE Inc. Class B	4,339,457	470,571
Time Warner Inc.	12,234,040	461,835
Target Corp.	7,798,698	454,430
* priceline.com Inc.	608,298	436,454
* DIRECTV Class A	8,621,475	425,384
Yum! Brands Inc.	5,626,821	400,517
TJX Cos. Inc.	9,216,745	365,997
Time Warner Cable Inc.	3,898,592	317,735
Viacom Inc. Class B	6,118,361	290,377
Coach Inc.	3,565,810	275,566
Johnson Controls Inc.	8,313,527	270,023
Las Vegas Sands Corp.	4,476,594	257,718
CBS Corp. Class B	7,465,529	253,156
* General Motors Co.	9,558,742	245,182
Macy's Inc.	5,145,108	204,415
* Bed Bath & Beyond Inc.	3,005,236	197,654
Carnival Corp.	5,455,317	175,007
McGraw-Hill Cos. Inc.	3,584,272	173,730
Omnicom Group Inc.	3,369,271	170,654
Ross Stores Inc.	2,824,152	164,083
* Chipotle Mexican Grill Inc. Class A	382,266	159,787
VF Corp.	1,078,578	157,451
Limited Brands Inc.	3,098,071	148,707
Kohl's Corp.	2,937,466	146,961
* O'Reilly Automotive Inc.	1,565,706	143,027
Harley-Davidson Inc.	2,852,245	139,988
Mattel Inc.	4,136,714	139,242
Staples Inc.	8,555,997	138,436
* Dollar Tree Inc.	1,452,181	137,217
Comcast Corp.	4,648,229	137,169
Starwood Hotels & Resorts Worldwide Inc.	2,384,900	134,532
* Liberty Interactive Corp. Class A	6,909,316	131,899
Ralph Lauren Corp. Class A	747,799	130,364
Marriott International Inc. Class A	3,272,455	123,862
Wynn Resorts Ltd.	991,740	123,849
Genuine Parts Co.	1,899,039	119,165
Liberty Media Corp. - Liberty Capital Class A	1,324,710	116,773
Nordstrom Inc.	2,064,747	115,048
* BorgWarner Inc.	1,339,699	112,990
* AutoZone Inc.	292,085	108,597

* Sirius XM Radio Inc.	45,790,471	105,776
* Dollar General Corp.	2,229,161	102,987
Tiffany & Co.	1,476,320	102,058
Gap Inc.	3,874,279	101,274
* CarMax Inc.	2,762,476	95,720
* Lululemon Athletica Inc.	1,224,067	91,413
Best Buy Co. Inc.	3,753,436	88,881
Wyndham Worldwide Corp.	1,881,473	87,507
Virgin Media Inc.	3,495,497	87,318
* Discovery Communications Inc. Class A	1,719,942	87,029
* Fossil Inc.	649,214	85,683
* Liberty Global Inc. Class A	1,694,586	84,865
DISH Network Corp. Class A	2,533,537	83,429
Darden Restaurants Inc.	1,621,182	82,940
Advance Auto Parts Inc.	887,787	78,631
Tractor Supply Co.	865,491	78,379
PetSmart Inc.	1,361,827	77,924
Family Dollar Stores Inc.	1,217,303	77,031
* Netflix Inc.	641,702	73,821
Autoliv Inc.	1,089,142	73,027
Whirlpool Corp.	932,458	71,669
JC Penney Co. Inc.	1,951,950	69,158
* Tempur-Pedic International Inc.	808,918	68,297
* Liberty Global Inc.	1,423,170	68,156
^ Garmin Ltd.	1,421,571	66,743
* Discovery Communications Inc.	1,422,092	66,668
PVH Corp.	741,797	66,265
Interpublic Group of Cos. Inc.	5,776,702	65,912
Newell Rubbermaid Inc.	3,531,530	62,897
H&R Block Inc.	3,731,277	61,454
International Game Technology	3,623,528	60,839
* TRW Automotive Holdings Corp.	1,280,220	59,466
Lear Corp.	1,250,872	58,153
Foot Locker Inc.	1,866,557	57,957
Polaris Industries Inc.	798,156	57,587
* MGM Resorts International	4,172,500	56,829
* Panera Bread Co. Class A	349,995	56,321
Dick's Sporting Goods Inc.	1,168,597	56,186
Ulta Salon Cosmetics & Fragrance Inc.	597,273	55,481
* Apollo Group Inc. Class A	1,424,198	55,031
Hasbro Inc.	1,456,039	53,466
* LKQ Corp.	1,699,858	52,985
Abercrombie & Fitch Co.	1,060,757	52,624
DR Horton Inc.	3,461,753	52,515
Scripps Networks Interactive Inc. Class A	1,073,378	52,263
Royal Caribbean Cruises Ltd.	1,718,567	50,577
Signet Jewelers Ltd.	1,057,205	49,985
* Mohawk Industries Inc.	711,310	47,309
Gannett Co. Inc.	2,895,411	44,387
Tupperware Brands Corp.	697,750	44,307
* Urban Outfitters Inc.	1,517,690	44,180
Lennar Corp. Class A	1,625,065	44,169
* Toll Brothers Inc.	1,837,775	44,088
* Under Armour Inc. Class A	466,640	43,864
* TripAdvisor Inc.	1,213,093	43,271
Gentex Corp.	1,747,693	42,818
Williams-Sonoma Inc.	1,136,972	42,614

*	Sally Beauty Holdings Inc.	1,702,042	42,211
*	NVR Inc.	57,515	41,775
	Expedia Inc.	1,196,590	40,014
	Harman International Industries Inc.	852,691	39,914
	Leggett & Platt Inc.	1,697,782	39,066
*	PulteGroup Inc.	4,201,081	37,180
^	GameStop Corp. Class A	1,695,760	37,035
	Jarden Corp.	917,528	36,912
	Cablevision Systems Corp. Class A	2,497,927	36,670
	American Eagle Outfitters Inc.	2,126,893	36,561
*	Carter's Inc.	716,455	35,658
*	Ascena Retail Group Inc.	794,463	35,211
*	Penn National Gaming Inc.	812,604	34,926
*	Hanesbrands Inc.	1,177,305	34,778
*,^ Sears Holdings Corp.		519,798	34,437
*	Big Lots Inc.	797,204	34,296
*	Charter Communications Inc. Class A	529,913	33,623
*	Goodyear Tire & Rubber Co.	2,980,372	33,440
	Sotheby's	823,791	32,408
	Service Corp. International	2,836,427	31,938
*	Visteon Corp.	596,420	31,610
	Chico's FAS Inc.	2,091,271	31,578
*	Warnaco Group Inc.	521,560	30,459
	GNC Holdings Inc. Class A	850,906	29,688
*	Deckers Outdoor Corp.	469,856	29,624
	Dunkin' Brands Group Inc.	956,236	28,792
*	AMC Networks Inc. Class A	641,183	28,616
	Rent-A-Center Inc.	755,740	28,529
	Dana Holding Corp.	1,791,217	27,764
	Brinker International Inc.	1,006,213	27,721
*	Tenneco Inc.	735,376	27,319
	John Wiley & Sons Inc. Class A	563,863	26,834
	Brunswick Corp.	1,029,906	26,520
	DeVry Inc.	782,853	26,515
^	Weight Watchers International Inc.	337,910	26,083
	Dillard's Inc. Class A	405,235	25,538
	Six Flags Entertainment Corp.	536,953	25,113
*	Bally Technologies Inc.	534,290	24,978
	Guess? Inc.	790,535	24,704
*	Lamar Advertising Co. Class A	757,929	24,564
	Cinemark Holdings Inc.	1,115,442	24,484
*,^ Tesla Motors Inc.		636,778	23,714
	Aaron's Inc.	901,474	23,348
*	Life Time Fitness Inc.	461,391	23,333
*	Hyatt Hotels Corp. Class A	545,787	23,316
*	Madison Square Garden Co. Class A	681,558	23,309
*	Pier 1 Imports Inc.	1,270,193	23,092
*	Express Inc.	922,583	23,046
	Men's Wearhouse Inc.	591,127	22,918
*	Crocs Inc.	1,089,515	22,793
	Washington Post Co. Class B	60,869	22,739
*	Coinstar Inc.	356,727	22,670
	Wolverine World Wide Inc.	589,265	21,909
	Pool Corp.	572,777	21,433
	Domino's Pizza Inc.	586,477	21,289
*	Aeropostale Inc.	984,262	21,280
*	Genesco Inc.	294,900	21,130

*	Cabela's Inc.	549,031	20,946
	DSW Inc. Class A	370,512	20,293
*	Steven Madden Ltd.	470,119	20,098
*	Buffalo Wild Wings Inc.	221,141	20,055
*	Select Comfort Corp.	616,290	19,962
	Wendy's Co.	3,981,995	19,950
	Morningstar Inc.	304,831	19,220
	HSN Inc.	504,572	19,189
*	Cheesecake Factory Inc.	652,347	19,172
	Vail Resorts Inc.	440,479	19,051
*	ANN Inc.	638,637	18,291
*	AutoNation Inc.	526,681	18,070
*	Hibbett Sports Inc.	329,956	17,999
	Hillenbrand Inc.	748,353	17,175
*	Live Nation Entertainment Inc.	1,825,277	17,158
*	JOS A Bank Clothiers Inc.	336,103	16,943
	Thor Industries Inc.	531,448	16,773
	Buckle Inc.	347,119	16,627
*,^ ITT Educational Services Inc.		250,939	16,597
*	WMS Industries Inc.	684,274	16,238
	Group 1 Automotive Inc.	287,071	16,125
*	Children's Place Retail Stores Inc.	310,934	16,066
*	Saks Inc.	1,362,974	15,824
	Cracker Barrel Old Country Store Inc.	280,546	15,654
*	Iconix Brand Group Inc.	898,071	15,608
*,^ DreamWorks Animation SKG Inc. Class A		843,991	15,572
*	Liz Claiborne Inc.	1,154,284	15,421
*	BJ's Restaurants Inc.	298,767	15,043
*	Collective Brands Inc.	751,385	14,772
	Monro Muffler Brake Inc.	354,067	14,690
^	Meredith Corp.	437,133	14,189
*	Vitamin Shoppe Inc.	320,732	14,180
	Regal Entertainment Group Class A	1,026,250	13,957
^	Strayer Education Inc.	145,868	13,752
	Bob Evans Farms Inc.	362,656	13,679
*	Gaylord Entertainment Co.	440,028	13,553
*	Valassis Communications Inc.	584,441	13,442
	Penske Automotive Group Inc.	544,619	13,414
	Choice Hotels International Inc.	356,528	13,313
	Finish Line Inc. Class A	626,392	13,292
*	Orient-Express Hotels Ltd. Class A	1,278,868	13,044
	Jones Group Inc.	1,038,460	13,043
*	Jack in the Box Inc.	541,138	12,971
	Texas Roadhouse Inc. Class A	765,662	12,741
	Regis Corp.	687,788	12,676
*	Helen of Troy Ltd.	364,744	12,405
	MDC Holdings Inc.	467,885	12,067
	Arbitron Inc.	324,059	11,984
*	Lions Gate Entertainment Corp.	846,292	11,780
	Scholastic Corp.	333,399	11,762
*	Office Depot Inc.	3,372,523	11,635
	Sturm Ruger & Co. Inc.	233,473	11,464
*	Peet's Coffee & Tea Inc.	154,586	11,393
*	Shuffle Master Inc.	636,605	11,204
	Matthews International Corp. Class A	350,502	11,090
*	Shutterfly Inc.	350,487	10,981
	Cooper Tire & Rubber Co.	705,940	10,744

	PF Chang's China Bistro Inc.	266,602	10,536
	National CineMedia Inc.	673,282	10,301
	Ryland Group Inc.	528,119	10,182
*	New York Times Co. Class A	1,480,232	10,051
*	Zumiez Inc.	265,622	9,592
*	Marriott Vacations Worldwide Corp.	335,684	9,570
	Cato Corp. Class A	344,828	9,531
	CEC Entertainment Inc.	250,798	9,508
*	Scientific Games Corp. Class A	812,973	9,479
*	Meritage Homes Corp.	349,929	9,469
*	American Axle & Manufacturing Holdings Inc.	807,405	9,455
*	Asbury Automotive Group Inc.	347,913	9,394
	PEP Boys-Manny Moe & Jack	627,814	9,367
*	Papa John's International Inc.	247,959	9,338
*	DineEquity Inc.	186,559	9,253
*	La-Z-Boy Inc.	613,848	9,183
	International Speedway Corp. Class A	325,319	9,028
*	Charming Shoppes Inc.	1,452,631	8,571
	Sonic Automotive Inc. Class A	473,533	8,481
	Oxford Industries Inc.	165,805	8,426
*	Pinnacle Entertainment Inc.	726,233	8,359
*	Steiner Leisure Ltd.	167,591	8,183
	Interval Leisure Group Inc.	467,292	8,131
^	KB Home	912,425	8,121
*	K12 Inc.	340,025	8,035
*	American Public Education Inc.	211,231	8,027
	Belo Corp. Class A	1,108,019	7,945
*	Biglari Holdings Inc.	19,575	7,886
^	RadioShack Corp.	1,263,705	7,860
	Ethan Allen Interiors Inc.	309,454	7,835
*	True Religion Apparel Inc.	285,494	7,823
*	iRobot Corp.	286,097	7,799
*	Dorman Products Inc.	151,633	7,673
	Churchill Downs Inc.	136,421	7,626
	Ameristar Casinos Inc.	404,359	7,533
*	Career Education Corp.	923,295	7,442
*	Lumber Liquidators Holdings Inc.	294,327	7,391
	Stage Stores Inc.	450,389	7,314
^	American Greetings Corp. Class A	472,267	7,245
	News Corp. Class B	360,978	7,212
*	Grand Canyon Education Inc.	398,566	7,079
*	Knology Inc.	383,860	6,986
	Lithia Motors Inc. Class A	264,551	6,931
	Sinclair Broadcast Group Inc. Class A	618,524	6,841
*	Ascent Capital Group Inc. Class A	143,484	6,785
*	Arctic Cat Inc.	158,408	6,785
	Columbia Sportswear Co.	142,227	6,749
*	Ruby Tuesday Inc.	731,944	6,683
	Fred's Inc. Class A	455,368	6,653
*	Capella Education Co.	183,776	6,607
*,^ Vera Bradley Inc.		217,028	6,552
*	Drew Industries Inc.	236,486	6,458
*	Maidenform Brands Inc.	280,760	6,320
*	Red Robin Gourmet Burgers Inc.	168,834	6,279
	Superior Industries International Inc.	318,032	6,214
*	Quiksilver Inc.	1,513,132	6,113
*,^ Bridgepoint Education Inc.		246,913	6,111

	Stewart Enterprises Inc. Class A	995,338	6,042
	Lennar Corp. Class B	269,794	6,030
*	Standard Pacific Corp.	1,349,236	6,018
*	Krispy Kreme Doughnuts Inc.	811,555	5,924
*	Skechers U.S.A. Inc. Class A	458,961	5,838
*	Amerigon Inc.	351,976	5,695
*	OfficeMax Inc.	994,097	5,686
*,^ Blue Nile Inc.		171,708	5,663
*	G-III Apparel Group Ltd.	196,976	5,598
*	Smith & Wesson Holding Corp.	712,385	5,521
*	Rue21 Inc.	187,330	5,496
*,^ Education Management Corp.		400,689	5,485
	Movado Group Inc.	222,557	5,464
*	Fuel Systems Solutions Inc.	208,065	5,443
*	Sonic Corp.	704,343	5,409
*	America's Car-Mart Inc.	122,441	5,385
	HOT Topic Inc.	529,600	5,375
*	Denny's Corp.	1,324,156	5,350
	Jakks Pacific Inc.	306,086	5,341
	Blyth Inc.	70,513	5,276
	Core-Mark Holding Co. Inc.	125,397	5,134
*	Boyd Gaming Corp.	654,415	5,131
	Callaway Golf Co.	744,576	5,033
*	EW Scripps Co. Class A	499,124	4,926
*	Federal-Mogul Corp.	281,821	4,850
*	Wet Seal Inc. Class A	1,379,266	4,758
*	Leapfrog Enterprises Inc.	563,844	4,714
	Brown Shoe Co. Inc.	510,189	4,709
*	AFC Enterprises Inc.	277,409	4,705
	Harte-Hanks Inc.	495,203	4,482
*	Cost Plus Inc.	243,316	4,355
*	Modine Manufacturing Co.	486,180	4,293
*	Caribou Coffee Co. Inc.	227,564	4,242
*	Bravo Brio Restaurant Group Inc.	207,129	4,134
	Standard Motor Products Inc.	232,293	4,121
	Bebe Stores Inc.	442,599	4,085
*	Corinthian Colleges Inc.	985,420	4,080
*	Conn's Inc.	263,674	4,047
*	Rentrak Corp.	170,345	3,867
*	Body Central Corp.	132,360	3,841
	Universal Technical Institute Inc.	290,774	3,835
	PetMed Express Inc.	306,044	3,789
*	Cumulus Media Inc. Class A	1,078,287	3,763
*,^ Barnes & Noble Inc.		283,290	3,754
	Clear Channel Outdoor Holdings Inc. Class A	467,219	3,728
	Nutrisystem Inc.	322,998	3,627
*	Multimedia Games Holding Co. Inc.	322,110	3,530
*	Shoe Carnival Inc.	109,280	3,521
*	Journal Communications Inc. Class A	598,089	3,367
*	Universal Electronics Inc.	168,340	3,363
*	Winnebago Industries Inc.	343,001	3,361
	Speedway Motorsports Inc.	174,576	3,261
*	Cavco Industries Inc.	69,675	3,245
*	Systemax Inc.	188,321	3,175
*	Town Sports International Holdings Inc.	246,216	3,110
*	Libbey Inc.	236,670	3,063
	Marcus Corp.	230,026	2,887

*	Carrols Restaurant Group Inc.	187,152	2,854
*	Kirkland's Inc.	175,144	2,834
*	Digital Generation Inc.	276,620	2,824
	World Wrestling Entertainment Inc. Class A	316,818	2,810
*	VOXX International Corp. Class A	206,796	2,804
*	Perry Ellis International Inc.	149,593	2,793
*	M/I Homes Inc.	223,270	2,760
*	Beazer Homes USA Inc.	836,320	2,718
	Destination Maternity Corp.	143,632	2,667
*	Exide Technologies	846,029	2,648
*	O'Charleys Inc.	266,280	2,620
*,^ Zagg Inc.		243,945	2,593
*	Stoneridge Inc.	260,673	2,578
*	Carmike Cinemas Inc.	175,881	2,454
	Hooker Furniture Corp.	178,152	2,432
*,^ Hovnanian Enterprises Inc. Class A		983,252	2,409
*,^ Talbots Inc.		793,883	2,405
	Carriage Services Inc. Class A	318,247	2,403
*,^ hhgregg Inc.		207,290	2,359
*	Famous Dave's Of America Inc.	199,118	2,312
*	Black Diamond Inc.	246,129	2,279
*	Steinway Musical Instruments Inc.	89,698	2,242
*	MarineMax Inc.	265,823	2,188
*	Unifi Inc.	221,250	2,137
	Mac-Gray Corp.	139,675	2,113
	Haverty Furniture Cos. Inc.	190,323	2,113
*	Ruth's Hospitality Group Inc.	274,677	2,085
*	Stein Mart Inc.	311,598	2,057
*	Great Wolf Resorts Inc.	357,227	2,043
*	Tuesday Morning Corp.	510,965	1,962
	Benihana Inc. Class A	149,111	1,946
	CSS Industries Inc.	98,842	1,923
*	McClatchy Co. Class A	661,651	1,912
*	West Marine Inc.	154,502	1,851
	Big 5 Sporting Goods Corp.	235,874	1,849
*	Isle of Capri Casinos Inc.	260,949	1,842
*	Citi Trends Inc.	155,165	1,778
	Spartan Motors Inc.	335,075	1,773
*	Casual Male Retail Group Inc.	523,221	1,758
*	Kenneth Cole Productions Inc. Class A	106,669	1,717
	Weyco Group Inc.	72,276	1,713
*	Midas Inc.	147,945	1,698
*	Entercom Communications Corp. Class A	257,660	1,672
	Cherokee Inc.	145,928	1,662
*	Saga Communications Inc. Class A	45,952	1,645
*	TravelCenters of America LLC	251,982	1,598
	Lincoln Educational Services Corp.	201,541	1,594
*	Monarch Casino & Resort Inc.	153,094	1,577
*	Jamba Inc.	755,929	1,565
	Strattec Security Corp.	65,085	1,523
*	Gordmans Stores Inc.	68,545	1,506
*	Geeknet Inc.	100,443	1,452
*	Premier Exhibitions Inc.	410,148	1,452
*	Sealy Corp.	714,597	1,443
*	LIN TV Corp. Class A	341,230	1,382
	AH Belo Corp. Class A	282,231	1,380
	Bassett Furniture Industries Inc.	148,869	1,370

*	Vitacost.com Inc.	169,571	1,350
*	Fisher Communications Inc.	42,731	1,313
*	Motorcar Parts of America Inc.	135,181	1,300
*	Cache Inc.	180,624	1,264
^	Bon-Ton Stores Inc.	136,648	1,263
*	Zale Corp.	404,536	1,250
	Superior Uniform Group Inc.	104,006	1,221
	Lifetime Brands Inc.	106,782	1,200
*	Luby's Inc.	197,458	1,199
*	Red Lion Hotels Corp.	141,270	1,160
	Winmark Corp.	19,829	1,149
*	K-Swiss Inc. Class A	275,702	1,130
*	Daily Journal Corp.	14,678	1,123
	Martha Stewart Living Omnimedia Class A	293,002	1,116
	National American University Holdings Inc.	175,287	1,104
*	Stanley Furniture Co. Inc.	227,672	1,091
*	Coldwater Creek Inc.	920,293	1,068
*	Gaiam Inc. Class A	266,128	1,059
	Einstein Noah Restaurant Group Inc.	70,579	1,053
	Shiloh Industries Inc.	110,112	1,049
*,^ Dex One Corp.		728,768	1,035
*	Furniture Brands International Inc.	613,008	1,030
*	MTR Gaming Group Inc.	207,998	1,021
*	Joe's Jeans Inc.	832,167	1,015
*	New York & Co. Inc.	270,182	1,008
*	Rick's Cabaret International Inc.	107,071	999
*	Johnson Outdoors Inc. Class A	51,102	976
*	Pacific Sunwear of California Inc.	553,850	975
*	Delta Apparel Inc.	59,310	974
*	Valuevision Media Inc. Class A	453,059	938
*	Archipelago Learning Inc.	82,885	922
	Ambassadors Group Inc.	168,110	899
*	Morgans Hotel Group Co.	181,320	898
	Dover Downs Gaming & Entertainment Inc.	355,462	896
*	Tower International Inc.	73,247	892
*	Build-A-Bear Workshop Inc.	168,197	883
*	Orbitz Worldwide Inc.	286,229	873
*	Nexstar Broadcasting Group Inc. Class A	104,519	869
*	Gray Television Inc.	448,946	849
	Marine Products Corp.	140,705	837
	Outdoor Channel Holdings Inc.	114,047	834
*	Learning Tree International Inc.	138,784	830
*	Overstock.com Inc.	153,962	807
*	Kid Brands Inc.	298,606	806
	Entravision Communications Corp. Class A	469,505	803
*	Rocky Brands Inc.	57,868	788
*	School Specialty Inc.	219,289	776
	Collectors Universe	45,011	776
	Christopher & Banks Corp.	408,527	760
*	Navarre Corp.	416,222	749
*	Nautilus Inc.	258,091	723
*,^ Lee Enterprises Inc.		542,668	689
	Flexsteel Industries Inc.	37,210	674
*,^ LodgeNet Interactive Corp.		191,361	670
*	Heelys Inc.	300,234	661
*	Radio One Inc.	678,120	658
*	1-800-Flowers.com Inc. Class A	216,723	657

*	UQM Technologies Inc.	401,083	594
*	Century Casinos Inc.	202,361	581
*	Bluegreen Corp.	132,458	571
	Escalade Inc.	93,954	556
*	Harris Interactive Inc.	402,259	535
*	ReachLocal Inc.	72,384	516
*	Culp Inc.	45,874	504
	Frisch's Restaurants Inc.	18,162	489
*	Orchard Supply Hardware Stores Corp. Class A	23,110	477
*	Reading International Inc. Class A	97,457	454
*,^ American Apparel Inc.		542,490	435
*,^ Media General Inc. Class A		83,158	427
*	dELiA*s Inc.	299,242	419
*	Dixie Group Inc.	99,243	397
	Skyline Corp.	50,767	388
	Salem Communications Corp. Class A	81,595	384
*	US Auto Parts Network Inc.	101,383	366
^	Books-A-Million Inc.	112,514	360
*	Dover Motorsports Inc.	236,518	350
*	Trans World Entertainment Corp.	160,912	341
*	Emerson Radio Corp.	169,085	340
*	Hastings Entertainment Inc.	121,119	337
*	Cambium Learning Group Inc.	126,546	335
*,^ SuperMedia Inc.		130,556	312
*	Cosi Inc.	263,377	284
	Gaming Partners International Corp.	41,577	265
*	Canterbury Park Holding Corp.	24,382	248
*,^ Empire Resorts Inc.		108,577	245
*	Duckwall-ALCO Stores Inc.	25,850	231
*	Hollywood Media Corp.	174,057	186
*	Lakes Entertainment Inc.	97,377	175
*	Hallwood Group Inc.	12,464	148
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		176,706	122
*	Sport Chalet Inc. Class A	65,485	88
*	Hovnanian Enterprises Inc. Class B	19,300	47
*,^ Universal Travel Group		42,843	42
*	Forward Industries Inc.	14,310	34
*	SPAR Group Inc.	16,145	22
*	Dial Global Inc.	2,892	7
*	Entertainment Gaming Asia Inc.	10,375	5
	Bowl America Inc. Class A	300	4
*	Sport Chalet Inc. Class B	1,820	3
	Educational Development Corp.	281	1
	Koss Corp.	100	1
			22,803,856
Consumer Staples (9.4%)
	Procter & Gamble Co.	33,640,448	2,260,974
	Philip Morris International Inc.	21,238,200	1,881,917
	Coca-Cola Co.	24,993,439	1,849,764
	Wal-Mart Stores Inc.	23,178,193	1,418,505
	PepsiCo Inc.	19,115,870	1,268,338
	Kraft Foods Inc.	20,522,057	780,043
	Altria Group Inc.	25,136,034	775,949
	CVS Caremark Corp.	15,910,067	712,771
	Colgate-Palmolive Co.	5,916,053	578,472
	Costco Wholesale Corp.	5,297,133	480,980
	Walgreen Co.	10,729,335	359,325

Kimberly-Clark Corp.	4,816,685	355,905
General Mills Inc.	7,859,250	310,047
Archer-Daniels-Midland Co.	8,162,208	258,415
Sysco Corp.	7,208,009	215,231
Lorillard Inc.	1,649,738	213,608
HJ Heinz Co.	3,912,025	209,489
Mead Johnson Nutrition Co.	2,486,732	205,106
Estee Lauder Cos. Inc. Class A	2,869,082	177,711
Reynolds American Inc.	4,272,664	177,059
Kroger Co.	6,930,550	167,927
Kellogg Co.	3,071,131	164,705
Whole Foods Market Inc.	1,865,624	155,220
Sara Lee Corp.	6,847,307	147,422
ConAgra Foods Inc.	5,060,775	132,896
Hershey Co.	2,009,682	123,254
Bunge Ltd.	1,778,860	121,745
JM Smucker Co.	1,387,878	112,918
* Monster Beverage Corp.	1,813,590	112,606
Clorox Co.	1,608,265	110,568
Coca-Cola Enterprises Inc.	3,843,171	109,915
Dr Pepper Snapple Group Inc.	2,617,482	105,249
Avon Products Inc.	5,259,438	101,823
Beam Inc.	1,706,224	99,934
Herbalife Ltd.	1,425,601	98,110
Molson Coors Brewing Co. Class B	1,929,950	87,330
Church & Dwight Co. Inc.	1,745,431	85,858
Safeway Inc.	4,214,453	85,174
Brown-Forman Corp. Class B	1,015,957	84,721
McCormick & Co. Inc.	1,466,100	79,800
Campbell Soup Co.	2,344,380	79,357
* Green Mountain Coffee Roasters Inc.	1,604,274	75,144
Tyson Foods Inc. Class A	3,676,073	70,397
* Energizer Holdings Inc.	828,207	61,436
Corn Products International Inc.	923,803	53,257
Hormel Foods Corp.	1,781,918	52,602
* Constellation Brands Inc. Class A	2,175,317	51,316
* Ralcorp Holdings Inc.	671,803	49,774
Nu Skin Enterprises Inc. Class A	682,318	39,513
* Smithfield Foods Inc.	1,788,143	39,393
Flowers Foods Inc.	1,400,173	28,522
* Dean Foods Co.	2,240,149	27,128
* United Natural Foods Inc.	565,034	26,364
* TreeHouse Foods Inc.	437,129	26,009
Casey's General Stores Inc.	464,120	25,740
* Darling International Inc.	1,426,653	24,852
Ruddick Corp.	531,222	21,302
* Hain Celestial Group Inc.	426,544	18,687
* Fresh Market Inc.	351,905	16,874
PriceSmart Inc.	216,261	15,746
Lancaster Colony Corp.	228,245	15,169
^ SUPERVALU Inc.	2,543,919	14,526
* Rite Aid Corp.	8,110,403	14,112
Universal Corp.	276,613	12,890
B&G Foods Inc. Class A	571,854	12,872
Sanderson Farms Inc.	239,659	12,709
Snyders-Lance Inc.	488,065	12,616
* Boston Beer Co. Inc. Class A	107,767	11,508

	Fresh Del Monte Produce Inc.	492,527	11,249
*	Post Holdings Inc.	329,777	10,860
*	Prestige Brands Holdings Inc.	611,019	10,681
	Andersons Inc.	218,912	10,659
*	Elizabeth Arden Inc.	297,889	10,420
^	Vector Group Ltd.	555,721	9,847
*	Spectrum Brands Holdings Inc.	277,454	9,700
	J&J Snack Foods Corp.	176,976	9,284
	WD-40 Co.	192,015	8,708
	Cal-Maine Foods Inc.	176,633	6,758
	Weis Markets Inc.	140,452	6,124
^	Diamond Foods Inc.	260,782	5,951
*	Pilgrim's Pride Corp.	757,990	5,655
	Tootsie Roll Industries Inc.	241,181	5,525
	Coca-Cola Bottling Co. Consolidated	81,568	5,118
	Spartan Stores Inc.	271,909	4,927
*	Chiquita Brands International Inc.	554,928	4,878
	Nash Finch Co.	168,962	4,802
*	Dole Food Co. Inc.	471,841	4,709
*	Smart Balance Inc.	680,213	4,496
*	Central Garden and Pet Co. Class A	437,183	4,210
*,^ Central European Distribution Corp.		819,306	4,187
*,^ Star Scientific Inc.		1,234,969	4,051
*,^ USANA Health Sciences Inc.		95,724	3,573
	Calavo Growers Inc.	130,783	3,502
*	Alliance One International Inc.	913,599	3,444
*	Susser Holdings Corp.	133,546	3,428
*	Pantry Inc.	257,612	3,352
*	Revlon Inc. Class A	190,018	3,278
	Inter Parfums Inc.	201,006	3,154
	Village Super Market Inc. Class A	86,219	2,724
*	Medifast Inc.	151,595	2,647
*	Nature's Sunshine Products Inc.	146,981	2,355
*	John B Sanfilippo & Son Inc.	179,046	2,233
*	Nutraceutical International Corp.	147,820	2,152
*	Central Garden and Pet Co.	224,066	2,108
	Oil-Dri Corp. of America	95,706	2,038
*	Schiff Nutrition International Inc.	164,352	2,020
*	National Beverage Corp.	122,060	1,958
	Ingles Markets Inc. Class A	110,101	1,942
*	Seneca Foods Corp. Class A	64,699	1,704
*	Physicians Formula Holdings Inc.	563,479	1,674
*	Omega Protein Corp.	199,934	1,521
^	Limoneira Co.	83,271	1,406
*	Inventure Foods Inc.	272,619	1,352
	Female Health Co.	186,370	1,010
	Imperial Sugar Co.	213,917	1,003
	Alico Inc.	43,345	1,002
	Orchids Paper Products Co.	50,451	908
*	Lifeway Foods Inc.	95,840	887
*	Overhill Farms Inc.	180,429	812
*	Parlux Fragrances Inc.	134,779	763
*	Farmer Bros Co.	66,419	723
	Griffin Land & Nurseries Inc.	23,514	621
*	Craft Brew Alliance Inc.	63,491	486
	MGP Ingredients Inc.	70,085	377
*	Primo Water Corp.	178,443	348

Reliv International Inc.	146,638	198
* Mannatech Inc.	21,837	82
* Jones Soda Co.	179,030	81
* Crystal Rock Holdings Inc.	32,920	35
* Bridgford Foods Corp.	100	1
		17,912,300
Energy (10.5%)
Exxon Mobil Corp.	58,606,667	5,082,956
Chevron Corp.	24,349,976	2,611,291
ConocoPhillips	15,422,602	1,172,272
Schlumberger Ltd.	16,410,235	1,147,568
Occidental Petroleum Corp.	9,925,814	945,235
Anadarko Petroleum Corp.	6,086,792	476,839
Apache Corp.	4,694,457	471,511
National Oilwell Varco Inc.	5,178,947	411,571
Halliburton Co.	11,246,347	373,266
EOG Resources Inc.	3,285,158	364,981
Devon Energy Corp.	4,689,707	333,532
El Paso Corp.	9,423,176	278,455
Marathon Oil Corp.	8,598,696	272,579
Spectra Energy Corp.	7,946,663	250,717
Baker Hughes Inc.	5,333,127	223,671
Williams Cos. Inc.	7,200,247	221,840
Hess Corp.	3,737,876	220,348
Noble Energy Inc.	2,157,943	211,004
Marathon Petroleum Corp.	4,355,342	188,848
Chesapeake Energy Corp.	8,053,546	186,601
Valero Energy Corp.	6,837,610	176,205
* Cameron International Corp.	2,998,158	158,393
Pioneer Natural Resources Co.	1,337,956	149,303
* FMC Technologies Inc.	2,907,147	146,578
* Weatherford International Ltd.	9,264,748	139,805
* Southwestern Energy Co.	4,251,723	130,103
Murphy Oil Corp.	2,242,926	126,209
* Concho Resources Inc.	1,202,591	122,761
Noble Corp.	3,189,677	119,517
Range Resources Corp.	1,968,915	114,473
Peabody Energy Corp.	3,307,171	95,776
Consol Energy Inc.	2,764,025	94,253
* Denbury Resources Inc.	4,848,000	88,379
EQT Corp.	1,731,800	83,490
HollyFrontier Corp.	2,549,958	81,981
Kinder Morgan Management LLC	1,077,712	80,430
Cabot Oil & Gas Corp.	2,549,716	79,475
Cimarex Energy Co.	1,044,833	78,854
* Whiting Petroleum Corp.	1,432,063	77,761
Core Laboratories NV	568,868	74,846
* Plains Exploration & Production Co.	1,719,998	73,358
Oceaneering International Inc.	1,316,448	70,943
Helmerich & Payne Inc.	1,307,064	70,516
* Cobalt International Energy Inc.	2,240,890	67,294
QEP Resources Inc.	2,158,643	65,839
* Nabors Industries Ltd.	3,507,898	61,353
* Newfield Exploration Co.	1,638,927	56,838
Diamond Offshore Drilling Inc.	848,240	56,620
SM Energy Co.	780,755	55,254
^ Kinder Morgan Inc.	1,348,557	52,122

*	Rowan Cos. Inc.	1,535,510	50,564
*	Superior Energy Services Inc.	1,890,516	49,834
	Sunoco Inc.	1,298,524	49,539
*	Oil States International Inc.	624,899	48,780
*	Continental Resources Inc.	551,289	47,312
*	Tesoro Corp.	1,732,103	46,490
*	Dresser-Rand Group Inc.	947,607	43,959
	Energen Corp.	877,537	43,131
*	WPX Energy Inc.	2,388,737	43,021
*	Ultra Petroleum Corp.	1,860,875	42,112
*	Alpha Natural Resources Inc.	2,725,920	41,461
*	McDermott International Inc.	2,860,242	36,640
	World Fuel Services Corp.	867,663	35,574
*	SandRidge Energy Inc.	4,495,466	35,200
	Tidewater Inc.	632,984	34,194
	Patterson-UTI Energy Inc.	1,898,536	32,826
	Lufkin Industries Inc.	403,488	32,541
*	Atwood Oceanics Inc.	713,073	32,010
*	Rosetta Resources Inc.	645,377	31,469
*	Kodiak Oil & Gas Corp.	3,065,906	30,536
*	Energy XXI Bermuda Ltd.	834,183	30,122
*	CVR Energy Inc.	1,050,183	28,092
*	Cheniere Energy Inc.	1,838,331	27,538
	Arch Coal Inc.	2,565,448	27,476
	Berry Petroleum Co. Class A	565,230	26,639
*	Key Energy Services Inc.	1,654,326	25,559
*	Dril-Quip Inc.	387,290	25,182
^	CARBO Ceramics Inc.	237,924	25,089
*	SEACOR Holdings Inc.	251,468	24,086
*	Helix Energy Solutions Group Inc.	1,212,272	21,578
*	Unit Corp.	500,116	21,385
*	Gran Tierra Energy Inc.	3,359,733	21,133
	Bristow Group Inc.	438,835	20,946
*	Oasis Petroleum Inc.	619,687	19,105
*	Forest Oil Corp.	1,394,023	16,896
*	Gulfport Energy Corp.	565,488	16,467
*	Hornbeck Offshore Services Inc.	388,049	16,310
*	Stone Energy Corp.	535,039	15,297
*	Bill Barrett Corp.	581,228	15,118
*	Swift Energy Co.	517,407	15,020
*	Northern Oil and Gas Inc.	684,021	14,187
*	Gulfmark Offshore Inc.	286,084	13,148
*	SemGroup Corp. Class A	447,817	13,049
*	Carrizo Oil & Gas Inc.	455,250	12,865
*,^ Clean Energy Fuels Corp.		592,758	12,614
	Targa Resources Corp.	277,393	12,608
*	McMoRan Exploration Co.	1,166,996	12,487
	Western Refining Inc.	663,356	12,484
*	Enbridge Energy Management LLC	391,402	12,462
*	Cloud Peak Energy Inc.	743,824	11,849
*	Approach Resources Inc.	316,808	11,706
*	Petroleum Development Corp.	288,692	10,708
^	EXCO Resources Inc.	1,575,050	10,443
*	Exterran Holdings Inc.	728,964	9,615
*	ION Geophysical Corp.	1,488,902	9,603
	W&T Offshore Inc.	454,884	9,589
*,^ Magnum Hunter Resources Corp.		1,395,113	8,943

*	Newpark Resources Inc.	1,077,565	8,825
*	Tetra Technologies Inc.	918,916	8,656
*	Contango Oil & Gas Co.	145,490	8,571
*	Comstock Resources Inc.	536,690	8,496
^	RPC Inc.	786,825	8,348
*	Parker Drilling Co.	1,328,135	7,929
*	Hercules Offshore Inc.	1,648,775	7,799
*	OYO Geospace Corp.	72,426	7,629
*	Clayton Williams Energy Inc.	94,900	7,539
*,^ Heckmann Corp.		1,681,618	7,248
	Crosstex Energy Inc.	497,964	7,041
*	GeoResources Inc.	209,543	6,860
*	Patriot Coal Corp.	1,074,559	6,705
*	Lone Pine Resources Inc.	953,766	6,199
*	Goodrich Petroleum Corp.	320,920	6,104
*	Pioneer Drilling Co.	690,963	6,080
*	Basic Energy Services Inc.	349,739	6,068
*	Resolute Energy Corp.	525,793	5,984
*	Tesco Corp.	421,119	5,976
*	Vaalco Energy Inc.	629,752	5,951
*	Rentech Inc.	2,775,713	5,773
*	Rex Energy Corp.	528,976	5,649
*	Quicksilver Resources Inc.	1,106,849	5,579
*	Energy Partners Ltd.	319,802	5,312
*,^ Solazyme Inc.		362,903	5,309
	Gulf Island Fabrication Inc.	174,920	5,120
*	Endeavour International Corp.	406,017	4,811
*	Petroquest Energy Inc.	748,896	4,598
*,^ BPZ Resources Inc.		1,112,033	4,482
^	Overseas Shipholding Group Inc.	336,639	4,252
*	Matrix Service Co.	299,959	4,202
*	Venoco Inc.	372,985	4,043
*,^ ATP Oil & Gas Corp.		546,113	4,014
*	Cal Dive International Inc.	1,194,184	3,941
*	Callon Petroleum Co.	586,084	3,686
*	REX American Resources Corp.	119,191	3,659
*	PHI Inc.	147,215	3,408
*	Triangle Petroleum Corp.	493,220	3,403
*	Green Plains Renewable Energy Inc.	306,386	3,306
*	FX Energy Inc.	602,832	3,279
*	Vantage Drilling Co.	1,950,159	3,120
*	Dawson Geophysical Co.	89,793	3,084
*	Abraxas Petroleum Corp.	983,308	3,068
*,^ Uranium Energy Corp.		784,759	3,061
*	Warren Resources Inc.	914,040	2,980
*	Harvest Natural Resources Inc.	414,704	2,936
*	Mitcham Industries Inc.	127,932	2,873
*	TransAtlantic Petroleum Ltd.	2,028,489	2,637
	Panhandle Oil and Gas Inc. Class A	89,443	2,637
*,^ James River Coal Co.		499,937	2,560
	Penn Virginia Corp.	561,659	2,556
	Bolt Technology Corp.	164,548	2,551
*,^ Hyperdynamics Corp.		1,798,977	2,321
	Delek US Holdings Inc.	139,145	2,158
*	Global Geophysical Services Inc.	193,018	2,048
*,^ Uranerz Energy Corp.		786,052	1,981
*	USEC Inc.	1,756,889	1,862

*	Crimson Exploration Inc.	444,804	1,846
*	Evolution Petroleum Corp.	198,386	1,845
*	Willbros Group Inc.	560,916	1,817
*	Gastar Exploration Ltd.	601,473	1,798
*	Natural Gas Services Group Inc.	128,983	1,703
*	Westmoreland Coal Co.	144,386	1,613
	Adams Resources & Energy Inc.	25,851	1,478
*	TGC Industries Inc.	143,642	1,425
*	Double Eagle Petroleum Co.	220,979	1,326
	Alon USA Energy Inc.	144,273	1,306
*	ZaZa Energy Corp.	276,816	1,293
*,^ Amyris Inc.		243,049	1,259
*	Syntroleum Corp.	1,258,283	1,214
*,^ Miller Energy Resources Inc.		282,078	1,190
*	Houston American Energy Corp.	221,330	1,155
*,^ Uranium Resources Inc.		1,226,138	1,116
*	CREDO Petroleum Corp.	107,871	1,102
*	CAMAC Energy Inc.	1,026,240	1,026
*	Union Drilling Inc.	183,171	1,018
*	RigNet Inc.	53,690	941
*,^ Isramco Inc.		8,553	747
*,^ GMX Resources Inc.		587,108	746
*,^ Gevo Inc.		80,326	738
*	Verenium Corp.	176,670	733
*	ENGlobal Corp.	223,251	536
*	Gasco Energy Inc.	974,787	260
*	Barnwell Industries Inc.	69,987	229
*	Oilsands Quest Inc.	3,915,595	175
*	HKN Inc.	78,778	175
*	GeoGlobal Resources Inc.	609,855	128
*	Geokinetics Inc.	42,606	75
*	GeoMet Inc.	107,708	72
*	PostRock Energy Corp.	16,535	51
*,^ Tri-Valley Corp.		196,976	33
*	GreenHunter Energy Inc.	6,159	15
*,^ Cubic Energy Inc.		26,705	14
*	PrimeEnergy Corp.	496	13
*,^ Energy Transfer Equity LP		304	12
*	Halcon Resources Corp.	1	—
			20,046,895
Financials (15.6%)
	JPMorgan Chase & Co.	46,459,847	2,136,224
	Wells Fargo & Co.	61,255,607	2,091,266
	Citigroup Inc.	35,748,230	1,306,598
	Bank of America Corp.	123,931,493	1,186,024
*	Berkshire Hathaway Inc. Class B	9,852,642	799,542
	American Express Co.	12,777,306	739,295
	US Bancorp	23,326,784	738,993
	Goldman Sachs Group Inc.	5,718,615	711,224
	Simon Property Group Inc.	3,591,075	523,148
	MetLife Inc.	12,927,676	482,849
	PNC Financial Services Group Inc.	6,428,526	414,576
	Prudential Financial Inc.	5,744,427	364,139
	Bank of New York Mellon Corp.	14,820,816	357,626
	Morgan Stanley	17,660,184	346,846
	Capital One Financial Corp.	6,088,109	339,351
*	American Tower Corporation	4,801,653	302,600

ACE Ltd.	4,115,087	301,224
Travelers Cos. Inc.	5,052,871	299,130
State Street Corp.	6,011,170	273,508
BB&T Corp.	8,517,961	267,379
Aflac Inc.	5,702,853	262,274
BlackRock Inc.	1,274,320	261,108
Public Storage	1,776,723	245,490
Chubb Corp.	3,397,800	234,822
Franklin Resources Inc.	1,885,926	233,911
Equity Residential	3,623,619	226,911
Discover Financial Services	6,714,449	223,860
CME Group Inc.	770,451	222,915
Marsh & McLennan Cos. Inc.	6,571,931	215,494
Allstate Corp.	6,173,458	203,230
* American International Group Inc.	6,571,855	202,610
T. Rowe Price Group Inc.	3,090,737	201,825
ProLogis Inc.	5,598,118	201,644
Ventas Inc.	3,517,259	200,835
HCP Inc.	4,981,635	196,575
Charles Schwab Corp.	13,187,304	189,502
Boston Properties Inc.	1,803,468	189,346
Annaly Capital Management Inc.	11,850,640	187,477
Aon Corp.	3,551,938	174,258
Vornado Realty Trust	2,028,488	170,799
Progressive Corp.	7,157,097	165,902
AvalonBay Communities Inc.	1,161,507	164,179
SunTrust Banks Inc.	6,558,102	158,509
Ameriprise Financial Inc.	2,763,339	157,870
Fifth Third Bancorp	11,235,889	157,864
Loews Corp.	3,897,706	155,402
Invesco Ltd.	5,507,717	146,891
Weyerhaeuser Co.	6,544,357	143,452
Host Hotels & Resorts Inc.	8,627,942	141,671
Health Care REIT Inc.	2,565,207	140,984
Northern Trust Corp.	2,648,815	125,686
* IntercontinentalExchange Inc.	886,308	121,796
M&T Bank Corp.	1,378,845	119,794
Regions Financial Corp.	17,246,827	113,657
Principal Financial Group Inc.	3,778,355	111,499
Hartford Financial Services Group Inc.	5,168,337	108,949
American Capital Agency Corp.	3,547,555	104,795
Moody's Corp.	2,479,962	104,406
* Berkshire Hathaway Inc. Class A	826	100,689
KeyCorp	11,611,238	98,696
Lincoln National Corp.	3,715,291	97,935
* CIT Group Inc.	2,326,412	95,941
NYSE Euronext	3,192,451	95,805
Kimco Realty Corp.	4,964,193	95,610
Digital Realty Trust Inc.	1,279,295	94,629
SLM Corp.	6,000,995	94,576
Macerich Co.	1,609,733	92,962
General Growth Properties Inc.	5,146,488	87,439
Unum Group	3,571,413	87,428
XL Group plc Class A	3,915,177	84,920
Plum Creek Timber Co. Inc.	1,968,267	81,801
SL Green Realty Corp.	1,049,839	81,415
Comerica Inc.	2,419,392	78,292

Federal Realty Investment Trust	774,409	74,955
New York Community Bancorp Inc.	5,336,214	74,227
* CBRE Group Inc. Class A	3,597,199	71,800
UDR Inc.	2,672,589	71,385
Willis Group Holdings plc	2,011,359	70,357
* Affiliated Managers Group Inc.	627,279	70,136
Huntington Bancshares Inc.	10,543,654	68,007
Leucadia National Corp.	2,535,167	66,168
Rayonier Inc.	1,486,396	65,535
Cincinnati Financial Corp.	1,878,300	64,820
Torchmark Corp.	1,266,399	63,130
Essex Property Trust Inc.	416,549	63,111
Realty Income Corp.	1,625,571	62,958
Camden Property Trust	950,965	62,526
* Arch Capital Group Ltd.	1,637,093	60,965
Everest Re Group Ltd.	654,319	60,538
People's United Financial Inc.	4,532,774	60,014
Alexandria Real Estate Equities Inc.	754,136	55,150
* MSCI Inc. Class A	1,467,550	54,021
TD Ameritrade Holding Corp.	2,722,497	53,742
PartnerRe Ltd.	781,850	53,080
Reinsurance Group of America Inc. Class A	891,752	53,032
WR Berkley Corp.	1,435,145	51,837
Taubman Centers Inc.	706,495	51,539
Raymond James Financial Inc.	1,407,298	51,409
Alleghany Corp.	155,406	51,144
Liberty Property Trust	1,417,328	50,627
Axis Capital Holdings Ltd.	1,513,597	50,206
* Markel Corp.	111,544	50,077
* Genworth Financial Inc. Class A	5,996,901	49,894
Arthur J Gallagher & Co.	1,381,172	49,363
Regency Centers Corp.	1,097,050	48,797
Zions Bancorporation	2,242,661	48,127
RenaissanceRe Holdings Ltd.	630,941	47,781
Legg Mason Inc.	1,682,972	47,005
BRE Properties Inc.	916,521	46,330
Assurant Inc.	1,142,303	46,263
Fidelity National Financial Inc. Class A	2,558,332	46,127
Duke Realty Corp.	3,085,303	44,243
Jones Lang LaSalle Inc.	527,761	43,968
Senior Housing Properties Trust	1,983,330	43,732
Ares Capital Corp.	2,670,382	43,661
Hudson City Bancorp Inc.	5,800,149	42,399
HCC Insurance Holdings Inc.	1,348,841	42,043
East West Bancorp Inc.	1,809,642	41,785
First Niagara Financial Group Inc.	4,230,536	41,628
Eaton Vance Corp.	1,421,514	40,627
Hospitality Properties Trust	1,507,140	39,894
White Mountains Insurance Group Ltd.	78,705	39,488
DDR Corp.	2,700,535	39,428
Cullen/Frost Bankers Inc.	672,440	39,129
* NASDAQ OMX Group Inc.	1,509,653	39,100
Apartment Investment & Management Co.	1,473,400	38,912
American Campus Communities Inc.	864,604	38,665
Commerce Bancshares Inc.	945,781	38,323
* E*Trade Financial Corp.	3,474,039	38,041
Kilroy Realty Corp.	813,423	37,914

Piedmont Office Realty Trust Inc. Class A	2,099,109	37,259
Weingarten Realty Investors	1,394,515	36,857
SEI Investments Co.	1,757,782	36,369
* American Capital Ltd.	4,187,276	36,304
Home Properties Inc.	588,708	35,917
American Financial Group Inc.	924,960	35,685
* Signature Bank	563,326	35,512
BioMed Realty Trust Inc.	1,867,218	35,440
Chimera Investment Corp.	12,517,326	35,424
Brown & Brown Inc.	1,486,205	35,342
Hancock Holding Co.	982,159	34,876
National Retail Properties Inc.	1,258,619	34,222
* SVB Financial Group	528,524	34,005
* First Republic Bank	1,022,221	33,672
Waddell & Reed Financial Inc. Class A	1,036,535	33,594
Douglas Emmett Inc.	1,470,503	33,542
First Horizon National Corp.	3,215,018	33,372
Equity Lifestyle Properties Inc.	474,041	33,060
Assured Guaranty Ltd.	1,987,713	32,837
MFA Financial Inc.	4,341,664	32,432
Hatteras Financial Corp.	1,162,336	32,429
CBL & Associates Properties Inc.	1,711,827	32,388
Old Republic International Corp.	2,997,713	31,626
Extra Space Storage Inc.	1,093,181	31,473
Tanger Factory Outlet Centers	1,049,337	31,197
ProAssurance Corp.	353,355	31,134
Jefferies Group Inc.	1,647,130	31,032
CBOE Holdings Inc.	1,088,335	30,930
Mid-America Apartment Communities Inc.	460,917	30,895
Mack-Cali Realty Corp.	1,058,179	30,497
City National Corp.	580,177	30,442
Allied World Assurance Co. Holdings AG	442,117	30,360
Protective Life Corp.	1,021,458	30,256
Associated Banc-Corp	2,119,233	29,584
Post Properties Inc.	629,419	29,495
Highwoods Properties Inc.	878,541	29,273
LaSalle Hotel Properties	1,017,649	28,637
Valley National Bancorp	2,145,953	27,790
Bank of Hawaii Corp.	567,492	27,438
Erie Indemnity Co. Class A	351,579	27,402
Omega Healthcare Investors Inc.	1,259,061	26,768
Delphi Financial Group Inc.	593,646	26,578
Entertainment Properties Trust	570,645	26,467
Two Harbors Investment Corp.	2,557,247	25,930
Fulton Financial Corp.	2,443,686	25,659
* Popular Inc.	12,499,494	25,624
^ Federated Investors Inc. Class B	1,143,085	25,617
* Forest City Enterprises Inc. Class A	1,628,663	25,505
Prosperity Bancshares Inc.	543,680	24,901
Invesco Mortgage Capital Inc.	1,409,459	24,877
Validus Holdings Ltd.	785,015	24,296
Capitol Federal Financial Inc.	2,042,977	24,230
Aspen Insurance Holdings Ltd.	861,408	24,068
Washington REIT	806,507	23,953
Starwood Property Trust Inc.	1,124,879	23,645
* Stifel Financial Corp.	624,014	23,613
* CNO Financial Group Inc.	2,986,952	23,238

	FirstMerit Corp.	1,332,781	22,471
	Hanover Insurance Group Inc.	541,365	22,261
	Washington Federal Inc.	1,318,001	22,169
	TCF Financial Corp.	1,858,094	22,093
	StanCorp Financial Group Inc.	538,274	22,037
	Colonial Properties Trust	1,010,554	21,959
	RLJ Lodging Trust	1,168,612	21,771
	First American Financial Corp.	1,287,264	21,407
	Susquehanna Bancshares Inc.	2,140,024	21,143
	DiamondRock Hospitality Co.	2,043,979	21,033
	CapitalSource Inc.	3,174,626	20,953
*	Howard Hughes Corp.	324,413	20,720
	Healthcare Realty Trust Inc.	940,148	20,683
	FNB Corp.	1,699,063	20,525
	Corporate Office Properties Trust	877,777	20,373
	Webster Financial Corp.	895,747	20,307
	Janus Capital Group Inc.	2,275,187	20,272
	Alterra Capital Holdings Ltd.	881,003	20,245
	Synovus Financial Corp.	9,526,823	19,530
*	Ocwen Financial Corp.	1,229,340	19,215
	Iberiabank Corp.	357,966	19,140
	Brandywine Realty Trust	1,652,416	18,970
	DuPont Fabros Technology Inc.	766,745	18,747
	CommonWealth REIT	1,002,774	18,672
	Umpqua Holdings Corp.	1,374,593	18,639
	Kemper Corp.	615,343	18,633
	BOK Financial Corp.	326,237	18,361
	Trustmark Corp.	730,776	18,255
	Endurance Specialty Holdings Ltd.	445,610	18,118
*	Ezcorp Inc. Class A	549,881	17,846
	DCT Industrial Trust Inc.	3,001,513	17,709
	UMB Financial Corp.	395,012	17,671
*,^ MBIA Inc.		1,782,847	17,472
	CYS Investments Inc.	1,316,417	17,232
	Glimcher Realty Trust	1,664,766	17,014
	Apollo Investment Corp.	2,366,386	16,967
	CubeSmart	1,419,777	16,895
	Cash America International Inc.	351,444	16,845
	Platinum Underwriters Holdings Ltd.	455,854	16,639
	Sovran Self Storage Inc.	332,445	16,566
	Westamerica Bancorporation	343,876	16,506
	EastGroup Properties Inc.	327,473	16,446
	RLI Corp.	227,731	16,315
	Northwest Bancshares Inc.	1,281,198	16,271
^	Prospect Capital Corp.	1,466,602	16,103
	United Bankshares Inc.	552,066	15,933
*	Texas Capital Bancshares Inc.	458,149	15,861
	Cathay General Bancorp	893,700	15,818
*	Altisource Portfolio Solutions SA	260,473	15,795
*,^ St. Joe Co.		830,071	15,780
	Equity One Inc.	770,359	15,577
	Wintrust Financial Corp.	434,040	15,534
	PS Business Parks Inc.	235,761	15,452
	Lexington Realty Trust	1,695,649	15,244
	Potlatch Corp.	482,069	15,108
	Old National Bancorp	1,140,189	14,982
	Primerica Inc.	588,611	14,839

Mercury General Corp.	335,083	14,657
Medical Properties Trust Inc.	1,574,498	14,611
* Knight Capital Group Inc. Class A	1,133,585	14,589
MarketAxess Holdings Inc.	389,816	14,536
Montpelier Re Holdings Ltd.	744,627	14,386
* First Cash Financial Services Inc.	334,993	14,368
ARMOUR Residential REIT Inc.	2,107,624	14,226
International Bancshares Corp.	650,801	13,764
* Sunstone Hotel Investors Inc.	1,412,346	13,756
Pebblebrook Hotel Trust	607,514	13,718
Greenhill & Co. Inc.	314,176	13,711
National Health Investors Inc.	280,791	13,697
National Penn Bancshares Inc.	1,541,046	13,638
Capstead Mortgage Corp.	1,038,444	13,614
BancorpSouth Inc.	1,001,291	13,487
MB Financial Inc.	633,705	13,301
Glacier Bancorp Inc.	876,874	13,100
* LPL Investment Holdings Inc.	336,163	12,754
Community Bank System Inc.	442,381	12,732
Sun Communities Inc.	292,871	12,690
* First Industrial Realty Trust Inc.	1,025,522	12,665
* Credit Acceptance Corp.	124,682	12,594
CVB Financial Corp.	1,049,232	12,318
First Financial Bancorp	695,401	12,030
Education Realty Trust Inc.	1,101,033	11,935
PrivateBancorp Inc. Class A	776,273	11,776
Acadia Realty Trust	519,125	11,701
* Strategic Hotels & Resorts Inc.	1,777,511	11,696
LTC Properties Inc.	362,096	11,587
* World Acceptance Corp.	188,757	11,561
Selective Insurance Group Inc.	648,778	11,425
First Citizens BancShares Inc. Class A	62,212	11,366
Symetra Financial Corp.	981,346	11,315
Argo Group International Holdings Ltd.	372,467	11,126
* MGIC Investment Corp.	2,193,924	10,882
Government Properties Income Trust	451,175	10,878
Columbia Banking System Inc.	474,423	10,807
First Midwest Bancorp Inc.	886,304	10,618
* TFS Financial Corp.	1,114,500	10,588
First Financial Bankshares Inc.	300,206	10,570
Tower Group Inc.	470,882	10,562
Redwood Trust Inc.	931,557	10,433
* Enstar Group Ltd.	105,350	10,429
Anworth Mortgage Asset Corp.	1,584,396	10,425
BankUnited Inc.	416,867	10,422
* PHH Corp.	671,545	10,389
Astoria Financial Corp.	1,050,517	10,358
^ Park National Corp.	148,031	10,239
Bank of the Ozarks Inc.	327,483	10,237
Hersha Hospitality Trust Class A	1,809,229	9,878
Pennsylvania REIT	645,555	9,858
* BBCN Bancorp Inc.	879,627	9,790
Fifth Street Finance Corp.	990,458	9,667
Alexander's Inc.	24,118	9,500
Inland Real Estate Corp.	1,068,385	9,477
Franklin Street Properties Corp.	880,614	9,335
* DFC Global Corp.	492,775	9,299

Provident Financial Services Inc.	639,192	9,287
Interactive Brokers Group Inc.	544,543	9,257
Nelnet Inc. Class A	348,911	9,040
Solar Capital Ltd.	409,136	9,030
* Financial Engines Inc.	402,718	9,005
American Assets Trust Inc.	393,649	8,975
* Investors Bancorp Inc.	597,001	8,967
CreXus Investment Corp.	862,029	8,913
PacWest Bancorp	365,816	8,889
NBT Bancorp Inc.	402,227	8,881
Newcastle Investment Corp.	1,412,983	8,874
Harleysville Group Inc.	153,582	8,862
Cousins Properties Inc.	1,164,796	8,829
* Greenlight Capital Re Ltd. Class A	358,306	8,825
Evercore Partners Inc. Class A	301,344	8,760
* Western Alliance Bancorp	1,020,627	8,645
American Equity Investment Life Holding Co.	675,868	8,631
* National Financial Partners Corp.	568,036	8,600
Amtrust Financial Services Inc.	318,793	8,569
Employers Holdings Inc.	480,551	8,511
Boston Private Financial Holdings Inc.	856,980	8,493
Horace Mann Educators Corp.	478,919	8,439
Associated Estates Realty Corp.	495,631	8,099
Infinity Property & Casualty Corp.	153,343	8,024
BlackRock Kelso Capital Corp.	816,052	8,014
Brookline Bancorp Inc.	836,173	7,835
Oritani Financial Corp.	528,725	7,762
First Commonwealth Financial Corp.	1,238,792	7,581
* iStar Financial Inc.	1,042,915	7,561
S&T Bancorp Inc.	347,889	7,546
* Sterling Financial Corp.	360,739	7,532
* Pinnacle Financial Partners Inc.	409,460	7,514
Chemical Financial Corp.	320,180	7,505
^ Cohen & Steers Inc.	235,044	7,498
Walter Investment Management Corp.	332,447	7,497
KBW Inc.	403,560	7,466
Investors Real Estate Trust	956,807	7,358
* Citizens Republic Bancorp Inc.	471,234	7,356
NorthStar Realty Finance Corp.	1,335,605	7,226
Sabra Health Care REIT Inc.	435,397	7,158
First Potomac Realty Trust	587,646	7,105
Home Bancshares Inc.	265,009	7,052
American National Insurance Co.	96,844	7,023
Independent Bank Corp.	242,549	6,968
* Navigators Group Inc.	147,282	6,958
BGC Partners Inc. Class A	940,298	6,949
* Piper Jaffray Cos.	260,440	6,933
Retail Opportunity Investments Corp.	575,813	6,933
^ Main Street Capital Corp.	281,192	6,926
Radian Group Inc.	1,582,144	6,882
PennantPark Investment Corp.	654,999	6,812
* Green Dot Corp. Class A	251,402	6,667
Trustco Bank Corp. NY	1,157,118	6,607
City Holding Co.	187,369	6,505
Ashford Hospitality Trust Inc.	719,972	6,487
Hercules Technology Growth Capital Inc.	584,870	6,480
* Forestar Group Inc.	420,166	6,466

Chesapeake Lodging Trust	359,781	6,465
Safety Insurance Group Inc.	155,244	6,464
* AMERISAFE Inc.	261,192	6,462
Colony Financial Inc.	394,100	6,455
* Investment Technology Group Inc.	538,605	6,442
Advance America Cash Advance Centers Inc.	611,047	6,410
ViewPoint Financial Group	414,362	6,373
* Virtus Investment Partners Inc.	73,904	6,339
Triangle Capital Corp.	317,027	6,261
PennyMac Mortgage Investment Trust	332,741	6,212
Duff & Phelps Corp. Class A	397,917	6,184
* HFF Inc. Class A	374,673	6,171
Saul Centers Inc.	152,771	6,166
Ramco-Gershenson Properties Trust	498,629	6,093
Oriental Financial Group Inc.	503,514	6,093
WesBanco Inc.	298,736	6,017
* State Bank Financial Corp.	335,092	5,867
Maiden Holdings Ltd.	644,974	5,805
Dynex Capital Inc.	601,790	5,747
* PICO Holdings Inc.	243,066	5,700
Meadowbrook Insurance Group Inc.	607,219	5,665
Coresite Realty Corp.	237,653	5,606
* FelCor Lodging Trust Inc.	1,536,553	5,532
* Citizens Inc.	559,416	5,527
* Hilltop Holdings Inc.	657,622	5,517
Universal Health Realty Income Trust	138,266	5,479
Flagstone Reinsurance Holdings SA	685,120	5,392
FBL Financial Group Inc. Class A	158,910	5,355
Dime Community Bancshares Inc.	356,287	5,205
Getty Realty Corp.	333,228	5,192
SCBT Financial Corp.	158,015	5,169
* Safeguard Scientifics Inc.	300,268	5,165
Sandy Spring Bancorp Inc.	281,115	5,108
* Wilshire Bancorp Inc.	1,051,772	5,080
Community Trust Bancorp Inc.	156,942	5,033
* Beneficial Mutual Bancorp Inc.	573,969	5,016
Berkshire Hills Bancorp Inc.	216,730	4,967
Resource Capital Corp.	907,675	4,892
* Tejon Ranch Co.	170,073	4,871
Renasant Corp.	298,105	4,853
Lakeland Financial Corp.	184,208	4,795
Kennedy-Wilson Holdings Inc.	354,110	4,780
* West Coast Bancorp	252,559	4,778
* Flagstar Bancorp Inc.	5,181,915	4,767
Flushing Financial Corp.	350,921	4,723
United Fire Group Inc.	263,491	4,714
* ICG Group Inc.	518,474	4,640
Simmons First National Corp. Class A	173,198	4,474
1st Source Corp.	181,412	4,439
* Ameris Bancorp	337,184	4,431
TICC Capital Corp.	453,013	4,412
Tompkins Financial Corp.	109,435	4,384
* eHealth Inc.	268,424	4,378
Banner Corp.	197,901	4,360
Campus Crest Communities Inc.	365,983	4,267
Arrow Financial Corp.	173,456	4,232
Urstadt Biddle Properties Inc. Class A	210,728	4,160

First Busey Corp.	830,063	4,101
Excel Trust Inc.	334,556	4,041
First Financial Corp.	125,913	3,998
Epoch Holding Corp.	167,084	3,990
Southside Bancshares Inc.	180,527	3,990
Washington Trust Bancorp Inc.	165,117	3,986
First Merchants Corp.	319,889	3,947
Rockville Financial Inc.	338,044	3,938
* Phoenix Cos. Inc.	1,604,916	3,932
GAMCO Investors Inc.	78,532	3,896
OneBeacon Insurance Group Ltd. Class A	252,671	3,894
Winthrop Realty Trust	335,379	3,887
Provident New York Bancorp	457,328	3,869
TowneBank	286,225	3,861
MCG Capital Corp.	905,201	3,847
* Bancorp Inc.	377,577	3,791
Kite Realty Group Trust	709,375	3,738
* INTL. FCStone Inc.	176,369	3,721
Calamos Asset Management Inc. Class A	281,874	3,695
Hudson Pacific Properties Inc.	242,691	3,672
National Western Life Insurance Co. Class A	26,727	3,658
* Central Pacific Financial Corp.	281,137	3,641
Bancfirst Corp.	81,959	3,570
AG Mortgage Investment Trust Inc.	180,674	3,566
* United Community Banks Inc.	365,067	3,559
* Eagle Bancorp Inc.	211,996	3,549
Cedar Realty Trust Inc.	688,218	3,524
Great Southern Bancorp Inc.	146,542	3,517
* Hanmi Financial Corp.	344,473	3,486
Cardinal Financial Corp.	305,544	3,453
SY Bancorp Inc.	148,770	3,451
* Virginia Commerce Bancorp Inc.	388,108	3,408
OceanFirst Financial Corp.	236,048	3,361
* FBR & Co.	1,295,117	3,328
MVC Capital Inc.	252,461	3,315
GFI Group Inc.	868,596	3,266
Sterling Bancorp	339,499	3,256
Golub Capital BDC Inc.	212,345	3,243
* Rouse Properties Inc.	239,171	3,238
WSFS Financial Corp.	78,782	3,230
StellarOne Corp.	271,830	3,227
Union First Market Bankshares Corp.	229,423	3,212
* Cowen Group Inc. Class A	1,175,512	3,186
* Netspend Holdings Inc.	408,559	3,170
CapLease Inc.	775,923	3,127
Bryn Mawr Bank Corp.	139,235	3,124
Mission West Properties Inc.	316,761	3,123
Univest Corp. of Pennsylvania	185,521	3,113
Monmouth Real Estate Investment Corp. Class A	317,770	3,095
* NewStar Financial Inc.	276,201	3,071
Apollo Commercial Real Estate Finance Inc.	193,307	3,025
* Taylor Capital Group Inc.	210,520	3,021
Hudson Valley Holding Corp.	184,519	2,976
Capital Southwest Corp.	31,139	2,944
* Global Indemnity plc	150,731	2,938
Federal Agricultural Mortgage Corp.	129,406	2,938
Northfield Bancorp Inc.	205,866	2,927

Republic Bancorp Inc. Class A	121,393	2,904
Camden National Corp.	81,633	2,869
Agree Realty Corp.	125,581	2,836
Stewart Information Services Corp.	199,490	2,835
Medallion Financial Corp.	253,926	2,834
Trico Bancshares	161,832	2,819
First Connecticut Bancorp Inc.	211,091	2,784
Citizens & Northern Corp.	139,180	2,784
One Liberty Properties Inc.	149,941	2,744
Parkway Properties Inc.	261,780	2,743
SeaBright Holdings Inc.	299,355	2,721
* MPG Office Trust Inc.	1,154,634	2,702
State Auto Financial Corp.	180,493	2,637
First Interstate Bancsystem Inc.	180,011	2,632
CoBiz Financial Inc.	371,197	2,624
STAG Industrial Inc.	187,798	2,622
* Southwest Bancorp Inc.	284,242	2,621
Territorial Bancorp Inc.	125,759	2,617
Lakeland Bancorp Inc.	265,511	2,615
* Seacoast Banking Corp. of Florida	1,484,378	2,612
Gladstone Commercial Corp.	151,758	2,612
West Bancorporation Inc.	260,443	2,602
RAIT Financial Trust	516,175	2,565
* Ladenburg Thalmann Financial Services Inc.	1,434,112	2,553
Westfield Financial Inc.	317,429	2,511
Washington Banking Co.	181,683	2,509
Consolidated-Tomoka Land Co.	84,178	2,504
United Financial Bancorp Inc.	158,167	2,502
MainSource Financial Group Inc.	205,472	2,476
Cogdell Spencer Inc.	579,060	2,455
Centerstate Banks Inc.	299,645	2,445
First Community Bancshares Inc.	182,678	2,441
FXCM Inc. Class A	186,583	2,424
^ National Bankshares Inc.	80,442	2,421
National Interstate Corp.	93,079	2,381
Summit Hotel Properties Inc.	313,481	2,376
* Walker & Dunlop Inc.	186,010	2,344
Bank Mutual Corp.	577,728	2,334
German American Bancorp Inc.	119,655	2,325
Presidential Life Corp.	202,983	2,320
Financial Institutions Inc.	141,974	2,296
Kohlberg Capital Corp.	331,887	2,293
* OmniAmerican Bancorp Inc.	116,304	2,252
First of Long Island Corp.	83,174	2,204
Diamond Hill Investment Group Inc.	29,641	2,183
Westwood Holdings Group Inc.	56,165	2,175
ESSA Bancorp Inc.	218,681	2,143
* Metro Bancorp Inc.	182,890	2,138
Peoples Bancorp Inc.	121,483	2,131
Heritage Financial Corp.	156,637	2,130
Center Bancorp Inc.	209,832	2,105
* Suffolk Bancorp	160,789	2,089
First Financial Holdings Inc.	189,762	2,087
Medley Capital Corp.	183,650	2,070
Terreno Realty Corp.	144,357	2,066
CNB Financial Corp.	121,939	2,038
Heartland Financial USA Inc.	116,304	2,017

*	Harris & Harris Group Inc.	482,719	2,003
*	Guaranty Bancorp	1,004,214	1,998
	Bank of Marin Bancorp	51,943	1,974
*	Arbor Realty Trust Inc.	349,423	1,953
*	Doral Financial Corp.	1,266,207	1,950
	Pacific Continental Corp.	205,007	1,931
	SWS Group Inc.	337,077	1,928
	Baldwin & Lyons Inc.	85,721	1,918
	Artio Global Investors Inc. Class A	399,766	1,907
*	Heritage Commerce Corp.	296,278	1,905
	Enterprise Financial Services Corp.	161,579	1,897
	Gladstone Capital Corp.	232,659	1,887
	Oppenheimer Holdings Inc. Class A	108,547	1,883
*	American Safety Insurance Holdings Ltd.	99,610	1,878
	Penns Woods Bancorp Inc.	45,868	1,875
	First Defiance Financial Corp.	110,451	1,862
	Gladstone Investment Corp.	245,923	1,862
*	1st United Bancorp Inc.	305,001	1,845
	First Bancorp	166,933	1,825
	Merchants Bancshares Inc.	64,391	1,815
*	Encore Bancshares Inc.	88,179	1,796
*	BofI Holding Inc.	104,915	1,792
	Chatham Lodging Trust	140,942	1,789
	Home Federal Bancorp Inc.	175,638	1,779
	ESB Financial Corp.	123,020	1,774
	Ames National Corp.	73,608	1,752
	Donegal Group Inc. Class A	127,548	1,744
*	Park Sterling Corp.	362,197	1,739
	EMC Insurance Group Inc.	85,257	1,713
	Edelman Financial Group Inc.	257,245	1,700
*,^ Macatawa Bank Corp.		476,474	1,653
*	Gleacher & Co. Inc.	1,215,454	1,653
	US Global Investors Inc. Class A	227,235	1,647
	Northrim BanCorp Inc.	73,648	1,585
*	Sun Bancorp Inc.	444,750	1,570
	Kaiser Federal Financial Group Inc.	111,966	1,566
*	Tree.com Inc.	205,880	1,565
	Arlington Asset Investment Corp. Class A	69,960	1,553
*,^ Mercantile Bank Corp.		107,937	1,536
	Thomas Properties Group Inc.	332,286	1,525
	Indiana Community Bancorp	64,643	1,519
	First Bancorp Inc.	99,858	1,481
	THL Credit Inc.	114,527	1,473
	NGP Capital Resources Co.	222,704	1,459
	Kansas City Life Insurance Co.	45,166	1,454
	Marlin Business Services Corp.	95,824	1,443
	Fox Chase Bancorp Inc.	108,659	1,413
*	Pacific Mercantile Bancorp	242,517	1,329
	American National Bankshares Inc.	62,261	1,326
	UMH Properties Inc.	120,920	1,325
*	First Marblehead Corp.	1,061,933	1,296
*	Preferred Bank	108,772	1,281
*	First Financial Northwest Inc.	165,295	1,276
	Eastern Insurance Holdings Inc.	86,642	1,265
	Alliance Financial Corp.	41,527	1,259
	BankFinancial Corp.	186,709	1,236
	Sierra Bancorp	125,533	1,234

	Bridge Bancorp Inc.	57,638	1,209
*	Gramercy Capital Corp.	449,425	1,200
	First Pactrust Bancorp Inc.	98,590	1,175
*	BRT Realty Trust	158,228	1,106
	Nicholas Financial Inc.	83,289	1,099
	Crawford & Co. Class B	219,104	1,074
	JMP Group Inc.	142,844	1,054
	Peapack Gladstone Financial Corp.	75,509	1,021
*	Intervest Bancshares Corp. Class A	265,008	1,012
	TF Financial Corp.	41,237	998
*	Bridge Capital Holdings	72,771	979
*	Cape Bancorp Inc.	120,787	964
	Life Partners Holdings Inc.	235,977	960
*	AV Homes Inc.	77,935	949
	Resource America Inc. Class A	148,203	935
	Provident Financial Holdings Inc.	84,610	925
	Bank of Kentucky Financial Corp.	35,459	912
	Capital City Bank Group Inc.	121,873	908
*,^ BankAtlantic Bancorp Inc. Class A		213,571	876
	Century Bancorp Inc. Class A	31,740	866
*	Franklin Financial Corp.	63,669	855
	Universal Insurance Holdings Inc.	217,936	848
	Meta Financial Group Inc.	39,428	828
	SI Financial Group Inc.	72,003	822
	PMC Commercial Trust	90,248	773
*	AmeriServ Financial Inc.	289,008	757
	MidWestOne Financial Group Inc.	38,918	753
*	NewBridge Bancorp	156,128	748
*	Maui Land & Pineapple Co. Inc.	185,534	748
*	CompuCredit Holdings Corp.	128,551	746
	MidSouth Bancorp Inc.	54,611	743
	Horizon Bancorp	40,311	742
*	Republic First Bancorp Inc.	308,077	727
	Norwood Financial Corp.	27,057	716
	Urstadt Biddle Properties Inc.	37,652	704
	Federal Agricultural Mortgage Corp. Class A	38,986	692
	Bar Harbor Bankshares	20,751	690
*,^ First United Corp.		114,295	689
	Alliance Bancorp Inc. of Pennsylvania	58,843	677
*	Hallmark Financial Services	84,489	667
	Firstbank Corp.	80,504	663
*	Home Bancorp Inc.	37,356	651
	CFS Bancorp Inc.	113,215	636
*,^ Hampton Roads Bankshares Inc.		205,387	622
	Middleburg Financial Corp.	39,077	614
	Codorus Valley Bancorp Inc.	54,778	614
	Investors Title Co.	12,523	585
	Hingham Institution for Savings	10,351	584
	LNB Bancorp Inc.	84,109	584
	Crawford & Co. Class A	148,684	580
	Orrstown Financial Services Inc.	65,841	577
*	Stratus Properties Inc.	60,727	567
	Shore Bancshares Inc.	76,471	542
	Independence Holding Co.	54,341	541
*	Waterstone Financial Inc.	171,503	540
*	United Community Financial Corp.	229,192	527
	VIST Financial Corp.	44,176	526

*	First Acceptance Corp.	372,396	518
	Pulaski Financial Corp.	64,538	508
*	Capital Trust Inc.	133,791	504
	Commercial National Financial Corp.	21,484	494
	C&F Financial Corp.	16,282	485
	Roma Financial Corp.	48,801	478
*	Community Bankers Trust Corp.	221,212	471
	Cheviot Financial Corp.	54,920	465
*	Eastern Virginia Bankshares Inc.	126,332	464
	MutualFirst Financial Inc.	46,495	454
	Citizens South Banking Corp.	94,370	429
*	First South Bancorp Inc.	105,776	423
	ECB Bancorp Inc.	45,079	413
	HF Financial Corp.	34,031	408
	New Hampshire Thrift Bancshares Inc.	32,878	403
	Ohio Valley Banc Corp.	21,002	381
	HopFed Bancorp Inc.	40,715	360
*	Yadkin Valley Financial Corp.	115,810	335
*	Unity Bancorp Inc.	52,799	329
	Gain Capital Holdings Inc.	64,703	325
	Ameriana Bancorp	68,086	323
	United Security Bancshares	56,759	323
*	BancTrust Financial Group Inc.	223,712	322
	QC Holdings Inc.	77,554	318
*,^ Old Second Bancorp Inc.		166,779	304
*	MBT Financial Corp.	125,446	295
	Pzena Investment Management Inc. Class A	47,542	278
	Clifton Savings Bancorp Inc.	23,707	247
	Hawthorn Bancshares Inc.	32,076	247
*	Farmers Capital Bank Corp.	41,150	247
*	Southern Community Financial Corp.	90,201	236
	First M&F Corp.	48,598	226
	Wayne Savings Bancshares Inc.	25,297	226
*	BCSB Bancorp Inc.	15,965	221
*	Fortegra Financial Corp.	26,054	218
*	North Valley Bancorp	17,700	218
	Oneida Financial Corp.	20,863	207
*	WSB Holdings Inc.	54,465	201
*,^ Penson Worldwide Inc.		292,277	199
	Old Point Financial Corp.	17,650	197
*	Consumer Portfolio Services Inc.	151,248	189
	Citizens Holding Co.	9,650	187
*	American Independence Corp.	41,327	186
*	Rodman & Renshaw Capital Group Inc.	177,238	184
	Institutional Financial Markets Inc.	122,156	164
	Heritage Financial Group Inc.	13,798	163
*,^ Independent Bank Corp.		71,442	157
	Charter Financial Corp.	17,501	157
	Teche Holding Co.	3,680	139
	Peoples Financial Corp.	13,965	137
*,^ Premierwest Bancorp		70,022	136
	United Bancorp Inc.	13,521	130
*	Colony Bankcorp Inc.	32,193	125
*	Jefferson Bancshares Inc.	53,495	122
	Fidelity Southern Corp.	17,642	119
*	ZipRealty Inc.	83,897	115
*	Firstcity Financial Corp.	12,832	112

* Vestin Realty Mortgage II Inc.	74,073	108
* United Security Bancshares	42,216	103
* Royal Bancshares of Pennsylvania Inc.	64,104	102
California First National Bancorp	5,922	91
Harleysville Savings Financial Corp.	5,280	86
Landmark Bancorp Inc.	4,270	83
* MetroCorp Bancshares Inc.	7,909	79
* Riverview Bancorp Inc.	31,501	71
Auburn National Bancorporation Inc.	3,272	69
* CIFC Corp.	9,474	59
* American River Bankshares	6,968	55
* Premier Financial Bancorp Inc.	7,052	54
* 21st Century Holding Co.	11,406	51
* Tower Financial Corp.	4,698	50
First Capital Inc.	1,900	41
Peoples Bancorp of North Carolina Inc.	4,860	38
* NASB Financial Inc.	2,395	37
Porter Bancorp Inc.	16,831	37
Prudential Bancorp Inc. of Pennsylvania	6,628	37
* QCR Holdings Inc.	2,550	32
Mid Penn Bancorp Inc.	2,976	30
Northeast Bancorp	2,288	27
* Transcontinental Realty Investors Inc.	10,999	27
* Summit Financial Group Inc.	6,107	26
* United Bancshares Inc.	3,615	25
Fauquier Bankshares Inc.	1,700	21
Union Bankshares Inc.	1,075	20
* Savannah Bancorp Inc.	3,500	18
Salisbury Bancorp Inc.	725	17
National Security Group Inc.	1,748	15
* 1st Constitution Bancorp	1,746	14
* Valley National Bancorp Warrants Exp. 06/30/2015	6,511	14
Evans Bancorp Inc.	854	12
North Central Bancshares Inc.	354	11
Community Bank Shares of Indiana Inc.	763	11
First Citizens Banc Corp.	1,846	10
Central Bancorp Inc.	534	10
Northeast Community Bancorp Inc.	1,400	8
* PMI Group Inc.	316,398	7
* Severn Bancorp Inc.	1,259	5
* PVF Capital Corp.	2,131	4
Jeffersonville Bancorp	300	3
* Berkshire Bancorp Inc.	400	3
Southwest Georgia Financial Corp.	270	3
* Timberland Bancorp Inc.	400	2
WVS Financial Corp.	189	2
* Supertel Hospitality Inc.	1,400	1
* Affirmative Insurance Holdings Inc.	2,600	1
Glen Burnie Bancorp	100	1
* First Security Group Inc.	1	—
		29,690,098
Health Care (11.4%)
Johnson & Johnson	33,390,210	2,202,418
Pfizer Inc.	93,988,698	2,129,784
Merck & Co. Inc.	37,267,060	1,431,055
Abbott Laboratories	19,047,276	1,167,408
UnitedHealth Group Inc.	13,030,253	768,003

Bristol-Myers Squibb Co.	20,712,486	699,046
Amgen Inc.	9,699,070	659,440
Eli Lilly & Co.	12,736,437	512,896
Medtronic Inc.	12,907,502	505,845
* Gilead Sciences Inc.	9,178,183	448,354
* Celgene Corp.	5,424,409	420,500
Baxter International Inc.	6,889,876	411,877
Allergan Inc.	3,728,121	355,775
* Biogen Idec Inc.	2,820,542	355,304
* Medco Health Solutions Inc.	4,729,905	332,512
Covidien plc	5,893,804	322,273
WellPoint Inc.	4,250,527	313,689
* Express Scripts Inc.	5,634,713	305,289
McKesson Corp.	2,999,869	263,298
Thermo Fisher Scientific Inc.	4,621,206	260,544
* Intuitive Surgical Inc.	476,362	258,069
Aetna Inc.	4,425,957	222,006
* Alexion Pharmaceuticals Inc.	2,261,811	210,032
Becton Dickinson and Co.	2,625,077	203,837
Stryker Corp.	3,511,331	194,809
Agilent Technologies Inc.	4,241,461	188,787
Humana Inc.	1,997,461	184,725
Cardinal Health Inc.	4,220,774	181,958
St. Jude Medical Inc.	3,896,828	172,668
Cigna Corp.	3,487,274	171,748
Zimmer Holdings Inc.	2,186,119	140,524
* Cerner Corp.	1,756,662	133,787
AmerisourceBergen Corp. Class A	3,153,167	125,118
* Mylan Inc.	5,207,397	122,113
Quest Diagnostics Inc.	1,924,652	117,692
* Forest Laboratories Inc.	3,308,068	114,757
* Laboratory Corp. of America Holdings	1,219,903	111,670
* Boston Scientific Corp.	18,082,997	108,136
* Life Technologies Corp.	2,174,210	106,145
Perrigo Co.	1,022,661	105,651
* Vertex Pharmaceuticals Inc.	2,546,596	104,436
* Watson Pharmaceuticals Inc.	1,554,858	104,269
CR Bard Inc.	1,047,086	103,368
* Regeneron Pharmaceuticals Inc.	884,083	103,102
* DaVita Inc.	1,143,230	103,085
* Waters Corp.	1,100,057	101,931
* Edwards Lifesciences Corp.	1,391,755	101,222
* Varian Medical Systems Inc.	1,371,924	94,608
* Henry Schein Inc.	1,112,773	84,215
* Illumina Inc.	1,495,620	78,685
* Hospira Inc.	2,009,366	75,130
* Mettler-Toledo International Inc.	385,311	71,186
* CareFusion Corp.	2,740,188	71,053
DENTSPLY International Inc.	1,726,951	69,303
* Hologic Inc.	3,209,607	69,167
Coventry Health Care Inc.	1,788,729	63,625
* IDEXX Laboratories Inc.	685,005	59,904
* ResMed Inc.	1,825,880	56,438
* Endo Pharmaceuticals Holdings Inc.	1,421,912	55,071
HCA Holdings Inc.	2,131,170	52,725
Omnicare Inc.	1,394,380	49,598
* BioMarin Pharmaceutical Inc.	1,390,675	47,631

	Cooper Cos. Inc.	579,778	47,374
*	Amylin Pharmaceuticals Inc.	1,863,565	46,515
	Universal Health Services Inc. Class B	1,090,640	45,709
*	Mednax Inc.	595,347	44,276
*	AMERIGROUP Corp.	596,877	40,158
*	Health Net Inc.	1,008,893	40,073
	Patterson Cos. Inc.	1,165,421	38,925
*	Allscripts Healthcare Solutions Inc.	2,312,532	38,388
*	Gen-Probe Inc.	577,950	38,382
	PerkinElmer Inc.	1,382,729	38,246
*	Salix Pharmaceuticals Ltd.	720,169	37,809
*	WellCare Health Plans Inc.	523,302	37,615
*	Covance Inc.	741,156	35,301
*	Sirona Dental Systems Inc.	680,732	35,085
*	Catalyst Health Solutions Inc.	549,110	34,995
*	Cepheid Inc.	781,636	32,696
*	Cubist Pharmaceuticals Inc.	749,301	32,407
*	HMS Holdings Corp.	1,035,061	32,304
	Teleflex Inc.	497,947	30,449
*	athenahealth Inc.	408,230	30,258
*	Medivation Inc.	404,185	30,201
*	United Therapeutics Corp.	640,242	30,175
*	Centene Corp.	614,491	30,092
*	Ariad Pharmaceuticals Inc.	1,882,257	30,022
	Techne Corp.	426,651	29,908
	Lincare Holdings Inc.	1,122,787	29,058
*	Onyx Pharmaceuticals Inc.	770,472	29,031
	Medicis Pharmaceutical Corp. Class A	769,394	28,922
*	Warner Chilcott plc Class A	1,693,725	28,471
*	Tenet Healthcare Corp.	5,283,371	28,055
*	Alkermes plc	1,508,434	27,981
*	Viropharma Inc.	915,517	27,530
*	Questcor Pharmaceuticals Inc.	725,229	27,283
*,^ Incyte Corp. Ltd.		1,385,830	26,747
*	Vivus Inc.	1,191,113	26,633
*	Jazz Pharmaceuticals plc	548,829	26,602
*	Alere Inc.	997,319	25,940
	Hill-Rom Holdings Inc.	761,409	25,439
*	Community Health Systems Inc.	1,127,827	25,083
*	Zoll Medical Corp.	269,071	24,924
*	Bio-Rad Laboratories Inc. Class A	238,199	24,699
*	Myriad Genetics Inc.	1,041,810	24,649
*	LifePoint Hospitals Inc.	623,047	24,573
*	Thoratec Corp.	727,772	24,533
*,^ Seattle Genetics Inc.		1,183,481	24,119
*	HealthSouth Corp.	1,161,998	23,798
*	Brookdale Senior Living Inc. Class A	1,245,299	23,312
	Owens & Minor Inc.	763,658	23,223
*	VCA Antech Inc.	995,891	23,115
	STERIS Corp.	713,827	22,571
	Quality Systems Inc.	501,586	21,934
*	Haemonetics Corp.	310,440	21,631
*	Align Technology Inc.	768,299	21,167
*	Health Management Associates Inc. Class A	3,096,803	20,810
*	Charles River Laboratories International Inc.	552,787	19,950
*,^ Human Genome Sciences Inc.		2,403,403	19,804
*	PAREXEL International Corp.	716,919	19,335

*	Dendreon Corp.	1,788,572	19,057
*	Theravance Inc.	969,933	18,914
*	Impax Laboratories Inc.	769,143	18,906
*	Pharmacyclics Inc.	669,714	18,591
*	Volcano Corp.	643,558	18,245
*	Par Pharmaceutical Cos. Inc.	445,433	17,252
	West Pharmaceutical Services Inc.	403,126	17,145
*	Magellan Health Services Inc.	346,194	16,898
*	PSS World Medical Inc.	657,930	16,672
	Chemed Corp.	255,917	16,041
*	Masimo Corp.	649,598	15,188
*,^ MAKO Surgical Corp.		349,284	14,722
*	Halozyme Therapeutics Inc.	1,124,250	14,345
*	Bruker Corp.	892,751	13,668
*	Immunogen Inc.	914,785	13,164
*	Medicines Co.	644,769	12,940
*	Acorda Therapeutics Inc.	472,866	12,555
*	MWI Veterinary Supply Inc.	142,517	12,541
*	Cyberonics Inc.	318,128	12,130
*	Air Methods Corp.	135,766	11,846
*	Molina Healthcare Inc.	329,885	11,094
*	Luminex Corp.	474,688	11,084
*	Nektar Therapeutics	1,372,193	10,868
*	Auxilium Pharmaceuticals Inc.	584,082	10,846
*	Ironwood Pharmaceuticals Inc. Class A	812,439	10,814
	PDL BioPharma Inc.	1,682,116	10,681
*	Amsurg Corp. Class A	378,349	10,586
*	Neogen Corp.	270,697	10,576
*	NxStage Medical Inc.	538,318	10,373
*	Insulet Corp.	536,173	10,262
	CONMED Corp.	338,533	10,112
	Analogic Corp.	149,356	10,087
*	Isis Pharmaceuticals Inc.	1,145,171	10,043
*	InterMune Inc.	679,718	9,971
*	Akorn Inc.	797,202	9,327
	Meridian Bioscience Inc.	479,553	9,294
*	Exelixis Inc.	1,754,293	9,087
*	Wright Medical Group Inc.	459,429	8,876
*	Spectrum Pharmaceuticals Inc.	699,517	8,835
*	Arthrocare Corp.	326,315	8,762
*	Integra LifeSciences Holdings Corp.	251,336	8,719
*	ABIOMED Inc.	391,871	8,696
*	NuVasive Inc.	501,420	8,444
*,^ Opko Health Inc.		1,771,623	8,380
*	DexCom Inc.	802,355	8,369
*	Dynavax Technologies Corp.	1,644,338	8,320
*	Momenta Pharmaceuticals Inc.	537,129	8,229
*	Orthofix International NV	217,590	8,177
*,^ Accretive Health Inc.		404,130	8,070
	Computer Programs & Systems Inc.	142,566	8,058
*	Idenix Pharmaceuticals Inc.	812,424	7,954
	Cantel Medical Corp.	315,715	7,921
*	Hanger Orthopedic Group Inc.	356,318	7,789
*	Abaxis Inc.	265,149	7,724
*	HeartWare International Inc.	116,152	7,630
*	ICU Medical Inc.	150,621	7,405
*	Team Health Holdings Inc.	359,527	7,392

*	Exact Sciences Corp.	662,072	7,389
*	MedAssets Inc.	551,132	7,253
*,^ Optimer Pharmaceuticals Inc.		519,176	7,217
*	IPC The Hospitalist Co. Inc.	193,951	7,159
*	Endologix Inc.	487,015	7,135
*	NPS Pharmaceuticals Inc.	1,028,377	7,034
*	Bio-Reference Labs Inc.	299,186	7,034
*	Ardea Biosciences Inc.	319,138	6,944
*	Greatbatch Inc.	281,605	6,905
*	Rigel Pharmaceuticals Inc.	842,113	6,779
*	OraSure Technologies Inc.	585,113	6,723
*	Quidel Corp.	355,043	6,522
*	Medidata Solutions Inc.	243,356	6,483
*	Emeritus Corp.	357,118	6,307
*	Neurocrine Biosciences Inc.	774,960	6,176
*	Alnylam Pharmaceuticals Inc.	547,059	6,056
	Landauer Inc.	112,890	5,985
*	Omnicell Inc.	391,989	5,962
*	Merit Medical Systems Inc.	473,590	5,882
	Invacare Corp.	353,079	5,851
*,^ AVANIR Pharmaceuticals Inc.		1,709,532	5,847
*	Kindred Healthcare Inc.	664,515	5,741
*	Conceptus Inc.	386,927	5,564
*	Sequenom Inc.	1,344,823	5,473
*	Triple-S Management Corp. Class B	235,441	5,439
*	Lexicon Pharmaceuticals Inc.	2,898,804	5,392
*,^ Arena Pharmaceuticals Inc.		1,745,277	5,358
*	Accuray Inc.	736,620	5,201
*	HealthStream Inc.	224,257	5,201
*	Achillion Pharmaceuticals Inc.	541,875	5,191
*	Genomic Health Inc.	169,141	5,177
*	Natus Medical Inc.	426,272	5,085
*	Amedisys Inc.	341,396	4,937
*	Select Medical Holdings Corp.	641,600	4,934
*	Protalix BioTherapeutics Inc.	758,090	4,829
*	Emergent Biosolutions Inc.	301,093	4,817
*	Corvel Corp.	116,400	4,643
*	Staar Surgical Co.	427,405	4,629
	Universal American Corp.	420,038	4,528
	National Healthcare Corp.	98,848	4,503
*	eResearchTechnology Inc.	575,202	4,498
*,^ ISTA Pharmaceuticals Inc.		498,321	4,490
*	PharMerica Corp.	359,867	4,473
*	Curis Inc.	919,535	4,432
*	Hi-Tech Pharmacal Co. Inc.	122,628	4,406
*	Affymax Inc.	372,171	4,369
*	Spectranetics Corp.	419,926	4,367
*	ExamWorks Group Inc.	350,474	4,353
*	AVEO Pharmaceuticals Inc.	350,474	4,349
*	ZIOPHARM Oncology Inc.	796,270	4,300
*	Ligand Pharmaceuticals Inc. Class B	269,367	4,296
*	Enzon Pharmaceuticals Inc.	627,753	4,294
	Ensign Group Inc.	155,964	4,236
	Assisted Living Concepts Inc. Class A	251,564	4,178
*	Tornier NV	161,847	4,159
*	BioScrip Inc.	609,236	4,137
*	Immunomedics Inc.	1,136,337	4,125

*	Arqule Inc.	588,235	4,124
	US Physical Therapy Inc.	174,627	4,025
*,^ Keryx Biopharmaceuticals Inc.		805,370	4,011
	Atrion Corp.	18,869	3,966
*	Metropolitan Health Networks Inc.	416,358	3,901
*	Depomed Inc.	619,759	3,880
*,^ Sunrise Senior Living Inc.		606,160	3,831
*	AMAG Pharmaceuticals Inc.	240,363	3,829
*	Affymetrix Inc.	892,373	3,810
*	Merge Healthcare Inc.	640,964	3,750
*	MModal Inc.	347,041	3,661
	Kensey Nash Corp.	124,117	3,632
*	Vanguard Health Systems Inc.	363,519	3,584
*	AngioDynamics Inc.	292,202	3,579
*	Progenics Pharmaceuticals Inc.	356,505	3,529
*	Antares Pharma Inc.	1,092,642	3,529
*	Sciclone Pharmaceuticals Inc.	556,438	3,511
*,^ Cell Therapeutics Inc.		2,624,350	3,412
*	LHC Group Inc.	182,719	3,386
*	MannKind Corp.	1,363,398	3,368
*	MAP Pharmaceuticals Inc.	233,932	3,359
*,^ Raptor Pharmaceutical Corp.		495,917	3,352
*	Capital Senior Living Corp.	362,488	3,349
*	Obagi Medical Products Inc.	247,027	3,310
*	Vical Inc.	972,823	3,308
*,^ Unilife Corp.		804,745	3,267
*	Santarus Inc.	553,382	3,237
*	Array Biopharma Inc.	948,511	3,234
*	Celldex Therapeutics Inc.	630,157	3,207
*	Transcend Services Inc.	107,302	3,149
*,^ Navidea Biopharmaceuticals Inc.		943,885	3,096
*	Gentiva Health Services Inc.	351,697	3,074
*	Fluidigm Corp.	188,798	2,970
*	Sangamo Biosciences Inc.	600,753	2,944
*	Symmetry Medical Inc.	404,287	2,858
*	Healthways Inc.	378,973	2,789
*	SurModics Inc.	180,490	2,774
*	IRIS International Inc.	203,683	2,752
*	Anika Therapeutics Inc.	218,181	2,736
*	Cynosure Inc. Class A	151,361	2,703
*	AMN Healthcare Services Inc.	441,446	2,675
*,^ Cerus Corp.		624,763	2,512
*	Cadence Pharmaceuticals Inc.	672,425	2,488
*	Geron Corp.	1,470,456	2,485
*	Almost Family Inc.	93,390	2,429
*	Repligen Corp.	409,388	2,415
*	Providence Service Corp.	154,032	2,389
*	Furiex Pharmaceuticals Inc.	99,331	2,347
*	Alphatec Holdings Inc.	989,644	2,345
*	CryoLife Inc.	443,435	2,337
*	XOMA Corp.	832,232	2,305
*	Infinity Pharmaceuticals Inc.	190,942	2,284
*,^ AVI BioPharma Inc.		1,477,999	2,276
*	Cambrex Corp.	316,959	2,216
*,^ Savient Pharmaceuticals Inc.		1,006,733	2,195
*	PROLOR Biotech Inc.	369,597	2,181
*	Corcept Therapeutics Inc.	551,374	2,167

*,^ Delcath Systems Inc.		683,306	2,146
*	Vascular Solutions Inc.	198,657	2,143
*	Palomar Medical Technologies Inc.	228,609	2,135
	Young Innovations Inc.	68,747	2,126
*,^ Oncothyreon Inc.		482,777	2,105
*	RTI Biologics Inc.	566,653	2,097
*	Five Star Quality Care Inc.	609,543	2,079
*	Sagent Pharmaceuticals Inc.	115,121	2,057
*	Pain Therapeutics Inc.	572,446	2,055
*	BioCryst Pharmaceuticals Inc.	425,176	2,054
*	OncoGenex Pharmaceutical Inc.	153,099	2,035
*,^ Novavax Inc.		1,575,092	1,985
*	Chindex International Inc.	208,690	1,983
*	Vanda Pharmaceuticals Inc.	407,489	1,952
*	Pozen Inc.	321,458	1,929
*	Aegerion Pharmaceuticals Inc.	136,879	1,893
*,^ Hansen Medical Inc.		627,239	1,882
*	Targacept Inc.	363,076	1,859
*	Dyax Corp.	1,185,863	1,850
*	Amicus Therapeutics Inc.	346,915	1,832
*	Pacira Pharmaceuticals Inc.	157,261	1,815
*	Omeros Corp.	177,449	1,769
*	Sun Healthcare Group Inc.	257,892	1,764
*	Dusa Pharmaceuticals Inc.	277,299	1,736
*	Maxygen Inc.	298,506	1,713
*	Orexigen Therapeutics Inc.	415,540	1,704
*	Rockwell Medical Technologies Inc.	177,700	1,681
*	Rochester Medical Corp.	167,295	1,641
*	Synta Pharmaceuticals Corp.	377,224	1,641
*	Astex Pharmaceuticals	876,488	1,630
*	Exactech Inc.	102,781	1,629
*	Allos Therapeutics Inc.	1,083,000	1,603
*	GTx Inc.	412,329	1,587
*,^ Chelsea Therapeutics International Ltd.		618,986	1,585
*	Skilled Healthcare Group Inc.	204,588	1,567
*	Medtox Scientific Inc.	92,888	1,566
*	Epocrates Inc.	180,681	1,550
*	Cross Country Healthcare Inc.	308,583	1,546
*	Cardiovascular Systems Inc.	163,223	1,510
*	XenoPort Inc.	318,579	1,434
*	Trius Therapeutics Inc.	267,256	1,430
*	Synergetics USA Inc.	219,832	1,429
*	Discovery Laboratories Inc.	528,390	1,416
*	Harvard Bioscience Inc.	360,542	1,413
*,^ Cytori Therapeutics Inc.		548,308	1,365
*	CardioNet Inc.	442,809	1,364
*	Cytokinetics Inc.	1,184,657	1,362
*	Endocyte Inc.	272,862	1,359
*,^ SIGA Technologies Inc.		403,200	1,355
*	Anacor Pharmaceuticals Inc.	226,474	1,334
*,^ MELA Sciences Inc.		297,506	1,330
*	AtriCure Inc.	128,802	1,282
	Utah Medical Products Inc.	40,567	1,262
*,^ Biolase Technology Inc.		459,325	1,245
*	Cel-Sci Corp.	2,591,260	1,244
*	Pacific Biosciences of California Inc.	363,123	1,242
*	Acadia Pharmaceuticals Inc.	548,867	1,186

*	PDI Inc.	177,317	1,183
*	LCA-Vision Inc.	188,206	1,182
	National Research Corp.	27,488	1,180
*	Solta Medical Inc.	379,554	1,150
	Psychemedics Corp.	112,607	1,106
*,^ Metabolix Inc.		386,346	1,093
*	Enzo Biochem Inc.	404,335	1,088
*,^ Biotime Inc.		243,156	1,072
*	Nabi Biopharmaceuticals	573,964	1,068
*	Cutera Inc.	123,414	1,055
*	Theragenics Corp.	562,694	1,035
*	Zalicus Inc.	802,247	963
*	Agenus Inc.	143,719	950
*,^ Osiris Therapeutics Inc.		182,933	937
*,^ Transcept Pharmaceuticals Inc.		88,933	936
*,^ Biosante Pharmaceuticals Inc.		1,368,595	931
*	Albany Molecular Research Inc.	341,357	922
*,^ Galena Biopharma Inc.		403,233	895
*	Medical Action Industries Inc.	153,479	878
*	RadNet Inc.	266,186	846
*	Zogenix Inc.	423,206	846
*	Biospecifics Technologies Corp.	53,486	846
*	Cumberland Pharmaceuticals Inc.	110,845	831
*	Digirad Corp.	377,221	788
*,^ Apricus Biosciences Inc.		274,736	775
*	Sucampo Pharmaceuticals Inc. Class A	103,712	773
*,^ KV Pharmaceutical Co. Class A		565,465	746
*,^ Cleveland Biolabs Inc.		299,044	736
*	TranS1 Inc.	200,063	734
*	Mediware Information Systems	49,284	724
*	Strategic Diagnostics Inc.	365,605	687
*	Codexis Inc.	185,144	676
*	Inovio Pharmaceuticals Inc.	1,020,205	673
*	Myrexis Inc.	218,995	664
*	EnteroMedics Inc.	283,360	640
*,^ Ampio Pharmaceuticals Inc.		186,680	637
*	Insmed Inc.	174,923	635
*,^ Aastrom Biosciences Inc.		306,248	619
*	Durect Corp.	747,848	598
*	Anthera Pharmaceuticals Inc.	267,993	592
*	Lannett Co. Inc.	134,053	559
*	Hemispherx Biopharma Inc.	1,402,214	547
*,^ Complete Genomics Inc.		180,177	508
*	GenVec Inc.	189,152	498
*	Alliance HealthCare Services Inc.	313,740	471
*,^ Acura Pharmaceuticals Inc.		135,912	470
*	Vision Sciences Inc.	273,044	464
*	BioClinica Inc.	82,870	460
*	Alexza Pharmaceuticals Inc.	738,829	458
*	Columbia Laboratories Inc.	634,842	451
*	Icad Inc.	895,631	439
*	Repros Therapeutics Inc.	96,704	409
*	Nanosphere Inc.	197,310	395
	Heska Corp.	31,113	354
*,^ Stereotaxis Inc.		543,772	353
*	Peregrine Pharmaceuticals Inc.	643,633	348
	Daxor Corp.	37,940	347

*,^ Celsion Corp.		180,388	343
*,^ Arrowhead Research Corp.		53,690	342
*	CytRx Corp.	837,008	339
*	Adolor Corp. Rights Exp. 07/01/2019	592,629	308
*	BioMimetic Therapeutics Inc.	122,478	303
*	Idera Pharmaceuticals Inc.	173,997	301
*	CombiMatrix Corp.	184,417	278
*,^ StemCells Inc.		236,257	262
*	Cardica Inc.	113,620	243
*	Hooper Holmes Inc.	350,903	242
*,^ Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018		216,285	205
*	Bovie Medical Corp.	73,353	199
*,^ BSD Medical Corp.		89,736	185
*	Sharps Compliance Corp.	48,115	177
*	DynaVox Inc. Class A	54,599	168
*	Entremed Inc.	67,712	149
*,^ ARCA Biopharma Inc.		154,045	140
*	Cornerstone Therapeutics Inc.	21,605	129
*	Authentidate Holding Corp.	144,376	110
*	ThermoGenesis Corp.	123,286	110
*	Retractable Technologies Inc.	74,206	99
*,^ ADVENTRX Pharmaceuticals Inc.		123,736	85
*	Biodel Inc.	125,695	74
*	Alimera Sciences Inc.	19,399	66
*	Telik Inc.	409,132	57
*	IVAX Diagnostics Inc.	61,375	40
*,^ Somaxon Pharmaceuticals Inc.		59,693	31
*	PURE Bioscience Inc.	114,696	30
*	AspenBio Pharma Inc.	40,214	29
*	ProPhase Labs Inc.	29,309	28
*	KV Pharmaceutical Co. Class B	500	1
*	NeurogesX Inc.	900	—
			21,734,613
Industrials (11.1%)
	General Electric Co.	129,084,900	2,590,734
	United Technologies Corp.	10,524,892	872,935
	Caterpillar Inc.	7,906,247	842,173
	3M Co.	8,138,231	726,012
	United Parcel Service Inc. Class B	8,845,008	713,969
	Boeing Co.	8,630,468	641,848
	Union Pacific Corp.	5,904,789	634,647
	Honeywell International Inc.	8,981,904	548,345
	Emerson Electric Co.	8,992,284	469,217
	Deere & Co.	5,057,718	409,169
	Danaher Corp.	7,128,551	399,199
	FedEx Corp.	3,683,248	338,711
	Tyco International Ltd.	5,644,069	317,084
	Precision Castparts Corp.	1,761,889	304,631
	Illinois Tool Works Inc.	5,313,714	303,519
	Lockheed Martin Corp.	3,360,151	301,943
	Norfolk Southern Corp.	4,354,431	286,652
	CSX Corp.	12,829,409	276,089
	General Dynamics Corp.	3,698,659	271,408
	Cummins Inc.	2,238,380	268,695
	Raytheon Co.	4,229,026	223,208
	Eaton Corp.	3,878,522	193,267
	Goodrich Corp.	1,529,765	191,894

Waste Management Inc.	5,342,329	186,768
Fastenal Co.	3,426,061	185,350
Northrop Grumman Corp.	3,032,291	185,212
PACCAR Inc.	3,938,463	184,438
Ingersoll-Rand plc	3,817,023	157,834
Parker Hannifin Corp.	1,847,343	156,193
WW Grainger Inc.	724,183	155,562
Stanley Black & Decker Inc.	1,958,518	150,728
Dover Corp.	2,264,864	142,551
Rockwell Automation Inc.	1,731,413	137,994
CH Robinson Worldwide Inc.	2,004,014	131,243
Fluor Corp.	2,070,117	124,290
Cooper Industries plc	1,929,640	123,400
Expeditors International of Washington Inc.	2,588,761	120,403
Roper Industries Inc.	1,176,928	116,704
Republic Services Inc. Class A	3,629,586	110,920
Rockwell Collins Inc.	1,851,514	106,573
* Delta Air Lines Inc.	10,342,854	102,498
* Kansas City Southern	1,338,534	95,959
AMETEK Inc.	1,953,301	94,755
Textron Inc.	3,389,514	94,330
Joy Global Inc.	1,280,664	94,129
* United Continental Holdings Inc.	4,036,277	86,780
L-3 Communications Holdings Inc.	1,219,957	86,336
Pall Corp.	1,406,879	83,892
* Stericycle Inc.	985,042	82,389
Southwest Airlines Co.	9,684,777	79,803
* Verisk Analytics Inc. Class A	1,695,809	79,652
Flowserve Corp.	678,086	78,326
* Jacobs Engineering Group Inc.	1,561,343	69,277
* TransDigm Group Inc.	583,542	67,551
Equifax Inc.	1,474,076	65,243
KBR Inc.	1,815,731	64,549
JB Hunt Transport Services Inc.	1,158,594	62,993
Donaldson Co. Inc.	1,727,544	61,725
Xylem Inc.	2,137,750	59,323
Masco Corp.	4,379,540	58,554
Pentair Inc.	1,198,457	57,059
* AGCO Corp.	1,185,731	55,978
Cintas Corp.	1,423,045	55,670
* BE Aerospace Inc.	1,195,698	55,564
* Quanta Services Inc.	2,513,825	52,539
Timken Co.	1,012,446	51,371
* Owens Corning	1,408,409	50,745
Dun & Bradstreet Corp.	592,113	50,170
Robert Half International Inc.	1,654,031	50,117
* Hertz Global Holdings Inc.	3,296,179	49,575
Hubbell Inc. Class B	628,306	49,372
* WABCO Holdings Inc.	809,494	48,958
Iron Mountain Inc.	1,693,290	48,767
* IHS Inc. Class A	515,401	48,267
SPX Corp.	622,376	48,253
MSC Industrial Direct Co. Inc. Class A	573,098	47,728
Manpower Inc.	995,474	47,156
* Nielsen Holdings NV	1,540,368	46,427
Waste Connections Inc.	1,426,892	46,417
Towers Watson & Co. Class A	682,157	45,070

Wabtec Corp.	585,409	44,122
Lincoln Electric Holdings Inc.	969,172	43,923
Kennametal Inc.	978,625	43,578
* Thomas & Betts Corp.	601,390	43,246
IDEX Corp.	1,017,523	42,868
^ Pitney Bowes Inc.	2,431,903	42,753
URS Corp.	969,126	41,207
Snap-on Inc.	672,715	41,015
* Kirby Corp.	608,258	40,017
Gardner Denver Inc.	629,889	39,696
* Clean Harbors Inc.	581,221	39,134
Graco Inc.	732,112	38,846
Nordson Corp.	702,700	38,304
* Fortune Brands Home & Security Inc.	1,703,256	37,591
Carlisle Cos. Inc.	751,504	37,515
Avery Dennison Corp.	1,227,796	36,993
* Copart Inc.	1,417,935	36,966
* Sensata Technologies Holding NV	1,070,402	35,837
* Spirit Aerosystems Holdings Inc. Class A	1,442,030	35,272
* Babcock & Wilcox Co.	1,367,206	35,206
* Corrections Corp. of America	1,283,148	35,043
* WESCO International Inc.	527,565	34,455
* Navistar International Corp.	842,395	34,075
Triumph Group Inc.	537,590	33,685
* Foster Wheeler AG	1,473,048	33,527
Regal-Beloit Corp.	505,058	33,107
Landstar System Inc.	571,676	32,997
Acuity Brands Inc.	522,465	32,826
Ryder System Inc.	620,629	32,769
* United Rentals Inc.	762,668	32,711
Valmont Industries Inc.	274,166	32,190
Trinity Industries Inc.	973,219	32,068
* Alaska Air Group Inc.	867,133	31,061
Woodward Inc.	715,453	30,643
* Terex Corp.	1,337,857	30,102
* AECOM Technology Corp.	1,291,966	28,901
* Hexcel Corp.	1,194,112	28,671
CLARCOR Inc.	582,758	28,608
* Dollar Thrifty Automotive Group Inc.	353,346	28,589
^ RR Donnelley & Sons Co.	2,289,776	28,370
Crane Co.	568,147	27,555
* Teledyne Technologies Inc.	424,666	26,775
* Esterline Technologies Corp.	373,648	26,701
* Genesee & Wyoming Inc. Class A	488,886	26,683
Exelis Inc.	2,125,125	26,607
Toro Co.	373,845	26,584
* Chart Industries Inc.	359,205	26,340
Robbins & Myers Inc.	502,777	26,170
* Oshkosh Corp.	1,105,915	25,624
Covanta Holding Corp.	1,575,250	25,566
* Shaw Group Inc.	794,271	25,186
* Old Dominion Freight Line Inc.	523,542	24,957
Alexander & Baldwin Inc.	508,718	24,647
ITT Corp.	1,072,940	24,613
Actuant Corp. Class A	840,745	24,373
* Colfax Corp.	675,852	23,817
Watsco Inc.	311,730	23,080

	Harsco Corp.	977,433	22,931
*	Huntington Ingalls Industries Inc.	563,215	22,664
	EMCOR Group Inc.	813,689	22,555
	Con-way Inc.	673,320	21,957
*	Middleby Corp.	216,838	21,940
*	Acacia Research Corp.	524,122	21,877
	Lennox International Inc.	540,814	21,795
	UTi Worldwide Inc.	1,253,419	21,596
	AO Smith Corp.	476,490	21,418
	Belden Inc.	564,578	21,403
	Mueller Industries Inc.	466,139	21,186
*	CoStar Group Inc.	306,681	21,176
	Manitowoc Co. Inc.	1,527,157	21,166
*	EnerSys	600,030	20,791
	GATX Corp.	510,735	20,583
*	Air Lease Corp.	844,888	20,336
*	Moog Inc. Class A	471,761	20,234
*	Tetra Tech Inc.	763,857	20,135
	Curtiss-Wright Corp.	541,348	20,035
	Alliant Techsystems Inc.	399,266	20,011
*	FTI Consulting Inc.	507,348	19,036
	Brady Corp. Class A	587,447	19,004
	Applied Industrial Technologies Inc.	454,945	18,712
*	General Cable Corp.	628,803	18,286
*	Avis Budget Group Inc.	1,264,363	17,891
	Corporate Executive Board Co.	412,068	17,723
*	Advisory Board Co.	199,837	17,710
	Mine Safety Appliances Co.	416,516	17,110
*	GrafTech International Ltd.	1,395,252	16,659
	Macquarie Infrastructure Co. LLC	496,334	16,374
	United Stationers Inc.	522,883	16,225
	Healthcare Services Group Inc.	758,113	16,125
*	HUB Group Inc. Class A	440,820	15,883
*	Atlas Air Worldwide Holdings Inc.	320,523	15,773
*	RSC Holdings Inc.	695,296	15,707
	Herman Miller Inc.	675,850	15,518
*,^ USG Corp.		897,679	15,440
	Simpson Manufacturing Co. Inc.	477,600	15,403
*	JetBlue Airways Corp.	3,078,582	15,054
*	II-VI Inc.	635,648	15,033
	Rollins Inc.	703,399	14,968
*	Polypore International Inc.	425,044	14,945
	Barnes Group Inc.	567,477	14,930
	ABM Industries Inc.	612,535	14,885
	HNI Corp.	535,819	14,869
*	US Airways Group Inc.	1,952,002	14,816
*	Geo Group Inc.	775,111	14,735
*	Portfolio Recovery Associates Inc.	204,082	14,637
*	Beacon Roofing Supply Inc.	563,507	14,516
	Deluxe Corp.	613,159	14,360
	Watts Water Technologies Inc. Class A	343,240	13,987
	Brink's Co.	571,865	13,650
	Forward Air Corp.	370,773	13,596
	Knight Transportation Inc.	757,325	13,374
	HEICO Corp. Class A	330,674	13,277
*	MasTec Inc.	720,781	13,039
	Werner Enterprises Inc.	520,770	12,946

Raven Industries Inc.	203,954	12,443
* RBC Bearings Inc.	262,679	12,117
Granite Construction Inc.	418,824	12,037
Armstrong World Industries Inc.	245,447	11,970
Franklin Electric Co. Inc.	241,251	11,838
ESCO Technologies Inc.	319,268	11,739
* Spirit Airlines Inc.	564,273	11,325
Unifirst Corp.	182,471	11,231
TAL International Group Inc.	305,469	11,214
Titan International Inc.	472,478	11,174
* Swift Transportation Co.	948,579	10,947
Briggs & Stratton Corp.	602,669	10,806
Interface Inc. Class A	740,933	10,336
* Allegiant Travel Co. Class A	187,501	10,219
* Mobile Mini Inc.	483,660	10,215
* EnPro Industries Inc.	248,533	10,215
Steelcase Inc. Class A	1,046,752	10,049
* TrueBlue Inc.	561,532	10,040
Kaydon Corp.	387,893	9,895
Lindsay Corp.	149,048	9,877
Amerco Inc.	93,603	9,876
Heartland Express Inc.	671,108	9,704
* Dycom Industries Inc.	413,416	9,657
* Blount International Inc.	576,813	9,621
* Korn/Ferry International	571,329	9,570
* Huron Consulting Group Inc.	253,219	9,511
Knoll Inc.	570,663	9,496
* Navigant Consulting Inc.	679,728	9,455
Kaman Corp.	277,976	9,437
* Orbital Sciences Corp.	699,922	9,204
Aircastle Ltd.	747,660	9,151
* Aegion Corp. Class A	510,753	9,107
Cubic Corp.	192,253	9,090
Ceradyne Inc.	275,417	8,968
AAR Corp.	486,355	8,876
McGrath Rentcorp	274,848	8,825
Tennant Co.	199,357	8,772
* Meritor Inc.	1,082,519	8,736
Insperity Inc.	285,033	8,733
* SYKES Enterprises Inc.	541,132	8,550
* Interline Brands Inc.	394,457	8,524
* Wabash National Corp.	816,170	8,447
* Seaboard Corp.	4,259	8,309
Resources Connection Inc.	588,877	8,274
* Astec Industries Inc.	225,945	8,242
* ACCO Brands Corp.	656,569	8,148
* KAR Auction Services Inc.	489,590	7,936
* Exponent Inc.	163,498	7,933
* On Assignment Inc.	453,162	7,917
* Generac Holdings Inc.	321,642	7,896
Quanex Building Products Corp.	440,615	7,768
G&K Services Inc. Class A	224,442	7,676
Albany International Corp.	329,355	7,559
AZZ Inc.	145,893	7,534
American Science & Engineering Inc.	109,254	7,325
Universal Forest Products Inc.	207,855	7,167
NACCO Industries Inc. Class A	61,110	7,111

*	Team Inc.	222,214	6,878
*	Altra Holdings Inc.	356,965	6,854
*	Rush Enterprises Inc. Class A	321,325	6,819
	Sun Hydraulics Corp.	259,724	6,794
	SkyWest Inc.	611,089	6,753
	Encore Wire Corp.	225,634	6,708
	Sauer-Danfoss Inc.	141,334	6,643
	Griffon Corp.	617,626	6,609
	Gorman-Rupp Co.	224,744	6,558
	Standex International Corp.	156,191	6,433
*	Trimas Corp.	285,856	6,400
*	H&E Equipment Services Inc.	331,514	6,272
*	Kforce Inc.	414,472	6,176
	CIRCOR International Inc.	184,849	6,150
*	Greenbrier Cos. Inc.	305,193	6,040
	Mueller Water Products Inc. Class A	1,801,476	5,999
*	ICF International Inc.	235,195	5,967
	Arkansas Best Corp.	315,304	5,931
*	DigitalGlobe Inc.	436,576	5,824
*	GeoEye Inc.	240,911	5,799
*	Encore Capital Group Inc.	256,732	5,789
*	Tutor Perini Corp.	369,612	5,759
	Kelly Services Inc. Class A	359,627	5,750
*	RailAmerica Inc.	267,480	5,740
	US Ecology Inc.	263,569	5,730
*	Aerovironment Inc.	211,364	5,667
	Cascade Corp.	112,340	5,630
	John Bean Technologies Corp.	338,522	5,484
*	Titan Machinery Inc.	193,783	5,465
*	Global Power Equipment Group Inc.	192,492	5,332
	Primoris Services Corp.	325,956	5,235
	AAON Inc.	256,026	5,169
*	Layne Christensen Co.	232,169	5,166
*	Astronics Corp.	147,467	5,155
*	DXP Enterprises Inc.	118,458	5,152
	Comfort Systems USA Inc.	469,437	5,122
*	Consolidated Graphics Inc.	112,938	5,110
	Heidrick & Struggles International Inc.	231,822	5,107
*	Builders FirstSource Inc.	1,177,638	4,981
	Ennis Inc.	310,080	4,905
*	EnergySolutions Inc.	976,599	4,785
*	Trex Co. Inc.	147,099	4,719
*	Gibraltar Industries Inc.	311,370	4,717
	Viad Corp.	241,760	4,697
*	GenCorp Inc.	645,275	4,581
^	Quad/Graphics Inc.	329,501	4,580
	Great Lakes Dredge & Dock Corp.	633,873	4,577
*	InnerWorkings Inc.	385,953	4,496
*	Pendrell Corp.	1,700,074	4,437
	Celadon Group Inc.	281,747	4,381
*,^ Capstone Turbine Corp.		4,235,971	4,321
	Apogee Enterprises Inc.	332,756	4,309
	HEICO Corp.	82,702	4,267
*	MYR Group Inc.	235,946	4,214
*	Flow International Corp.	1,048,115	4,213
	National Presto Industries Inc.	54,765	4,154
*	Mistras Group Inc.	173,581	4,135

	Marten Transport Ltd.	186,066	4,106
*	Standard Parking Corp.	191,297	3,922
*	Federal Signal Corp.	704,049	3,915
*	Kadant Inc.	163,131	3,886
*	Air Transport Services Group Inc.	654,922	3,792
*	Columbus McKinnon Corp.	231,923	3,778
	FreightCar America Inc.	167,030	3,756
*	GP Strategies Corp.	211,239	3,697
*	Commercial Vehicle Group Inc.	302,627	3,695
*	Accuride Corp.	424,136	3,686
	Aceto Corp.	387,771	3,680
*	Powell Industries Inc.	105,745	3,622
	LB Foster Co. Class A	122,650	3,497
*	Quality Distribution Inc.	251,445	3,465
*	CBIZ Inc.	539,156	3,407
	Houston Wire & Cable Co.	244,902	3,402
	Dynamic Materials Corp.	156,830	3,311
*	CRA International Inc.	130,048	3,280
	Multi-Color Corp.	143,841	3,238
*,^ Swisher Hygiene Inc.		1,287,269	3,167
*	Dolan Co.	342,190	3,117
	Insteel Industries Inc.	251,874	3,060
	Douglas Dynamics Inc.	221,535	3,046
	CDI Corp.	169,772	3,044
*	Taser International Inc.	701,282	3,044
*	American Railcar Industries Inc.	127,684	3,002
*	American Reprographics Co.	556,358	2,999
	Alamo Group Inc.	98,593	2,964
	Graham Corp.	134,795	2,951
*	FuelCell Energy Inc.	1,870,743	2,937
*	PMFG Inc.	195,072	2,928
*	Furmanite Corp.	450,686	2,893
*	Thermon Group Holdings Inc.	139,556	2,854
*	Hawaiian Holdings Inc.	537,619	2,812
*	Saia Inc.	165,053	2,808
*	Metalico Inc.	651,835	2,783
*	Roadrunner Transportation Systems Inc.	158,369	2,748
	Twin Disc Inc.	104,708	2,732
*	Michael Baker Corp.	113,450	2,706
*	Republic Airways Holdings Inc.	524,258	2,590
*	Pacer International Inc.	404,594	2,557
	Miller Industries Inc.	149,815	2,535
	SeaCube Container Leasing Ltd.	146,538	2,520
*,^ Genco Shipping & Trading Ltd.		396,249	2,520
*	Lydall Inc.	244,672	2,493
*	NN Inc.	300,535	2,452
*	CAI International Inc.	133,789	2,432
*	RPX Corp.	143,233	2,429
	Met-Pro Corp.	227,409	2,401
*	NCI Building Systems Inc.	203,842	2,346
*	Ameresco Inc. Class A	171,784	2,328
*	Orion Marine Group Inc.	321,066	2,321
*,^ Odyssey Marine Exploration Inc.		745,113	2,310
*	Cenveo Inc.	678,616	2,294
*,^ American Superconductor Corp.		538,195	2,217
*	Park-Ohio Holdings Corp.	109,469	2,195
*	Northwest Pipe Co.	100,946	2,144

*	Hudson Highland Group Inc.	392,774	2,113
	Barrett Business Services Inc.	104,726	2,077
	American Woodmark Corp.	114,609	2,063
*,^ Zipcar Inc.		138,202	2,047
	Schawk Inc. Class A	161,677	2,023
*	Kratos Defense & Security Solutions Inc.	370,872	1,980
*	Pike Electric Corp.	238,864	1,966
*	Hurco Cos. Inc.	69,192	1,955
	LSI Industries Inc.	265,399	1,945
*	Casella Waste Systems Inc. Class A	308,810	1,924
	International Shipholding Corp.	81,256	1,876
	Kimball International Inc. Class B	266,296	1,840
*	EnerNOC Inc.	253,011	1,822
	Vicor Corp.	221,900	1,775
	Intersections Inc.	135,760	1,735
*	Heritage-Crystal Clean Inc.	85,896	1,714
	Ampco-Pittsburgh Corp.	84,296	1,697
*	LMI Aerospace Inc.	93,150	1,695
*	Sterling Construction Co. Inc.	164,021	1,599
*	Ducommun Inc.	129,869	1,545
*,^ A123 Systems Inc.		1,365,843	1,530
	Preformed Line Products Co.	22,102	1,448
*	Willis Lease Finance Corp.	105,689	1,375
	Argan Inc.	83,216	1,335
	Courier Corp.	114,693	1,330
*,^ Valence Technology Inc.		1,499,817	1,212
*	Ultralife Corp.	233,201	1,208
*	Energy Recovery Inc.	520,937	1,198
*	Hill International Inc.	301,490	1,185
	Hardinge Inc.	123,003	1,164
*	BlueLinx Holdings Inc.	439,473	1,160
*,^ Eagle Bulk Shipping Inc.		595,802	1,156
*	Fuel Tech Inc.	210,415	1,149
*	Franklin Covey Co.	121,683	1,145
*	TRC Cos. Inc.	185,909	1,136
*	Patriot Transportation Holding Inc.	47,686	1,111
	Lawson Products Inc.	71,807	1,085
*	USA Truck Inc.	139,893	1,084
*	PowerSecure International Inc.	176,135	1,067
	Asta Funding Inc.	129,928	1,062
*	Perma-Fix Environmental Services	666,988	1,061
*	Innovative Solutions & Support Inc.	238,921	1,054
*	Orion Energy Systems Inc.	437,525	1,041
*	KEYW Holding Corp.	133,682	1,036
*	AT Cross Co. Class A	84,561	1,018
*	Magnetek Inc.	51,674	994
	VSE Corp.	38,291	950
	US Home Systems Inc.	96,251	897
*	Sparton Corp.	92,142	885
	LS Starrett Co. Class A	58,996	764
*	Astronics Corp. Class B	19,957	756
*	SL Industries Inc.	37,937	742
*	Xerium Technologies Inc.	108,879	702
	PAM Transportation Services Inc.	61,693	690
*	Tecumseh Products Co. Class A	168,953	679
*	Coleman Cable Inc.	69,189	673
*	Covenant Transportation Group Inc. Class A	208,915	669

*	Asset Acceptance Capital Corp.	136,942	649
	Baltic Trading Ltd.	152,954	635
	Hubbell Inc. Class A	7,600	575
*	Omega Flex Inc.	44,518	565
	Ceco Environmental Corp.	66,224	513
*	Active Power Inc.	565,503	441
*,^ Satcon Technology Corp.		1,208,168	435
*	Broadwind Energy Inc.	915,173	430
*	Integrated Electrical Services Inc.	111,664	430
*	Pinnacle Airlines Corp.	303,870	410
	Sypris Solutions Inc.	91,511	371
*,^ Plug Power Inc.		270,234	354
*,^ Lime Energy Co.		117,752	339
^	Standard Register Co.	262,144	328
	Virco Manufacturing	159,526	327
	Eastern Co.	13,475	269
*	Frozen Food Express Industries	185,060	226
*,^ Ocean Power Technologies Inc.		72,349	221
*	Key Technology Inc.	16,321	216
*,^ Altair Nanotechnologies Inc.		275,512	174
*,^ Hoku Corp.		194,120	121
*	Innotrac Corp.	73,831	96
*	Supreme Industries Inc. Class A	29,481	92
*	PGT Inc.	39,296	71
*	Ascent Solar Technologies Inc.	72,735	46
*,^ Westinghouse Solar Inc.		69,212	38
*	Arotech Corp.	17,932	22
*	Innovaro Inc.	3,814	3
			21,144,312
Information Technology (19.9%)
*	Apple Inc.	11,363,899	6,812,317
	International Business Machines Corp.	14,410,986	3,006,852
	Microsoft Corp.	92,570,340	2,985,393
*	Google Inc. Class A	3,130,137	2,007,169
	Intel Corp.	62,260,027	1,750,129
	Oracle Corp.	49,344,390	1,438,882
	QUALCOMM Inc.	20,553,473	1,398,047
	Cisco Systems Inc.	65,730,842	1,390,207
	Visa Inc. Class A	6,374,803	752,227
*	EMC Corp.	24,934,710	745,049
	Hewlett-Packard Co.	24,287,019	578,760
	Mastercard Inc. Class A	1,335,084	561,456
*	eBay Inc.	14,201,366	523,888
	Accenture plc Class A	7,834,018	505,294
	Texas Instruments Inc.	13,966,871	469,427
	Automatic Data Processing Inc.	5,973,009	329,650
*	Dell Inc.	19,761,416	328,040
*	Cognizant Technology Solutions Corp. Class A	3,691,585	284,067
	Corning Inc.	19,203,334	270,383
*	Salesforce.com Inc.	1,578,776	243,937
	Broadcom Corp. Class A	5,938,485	233,382
*	Yahoo! Inc.	14,461,251	220,100
	Intuit Inc.	3,453,423	207,654
*	Adobe Systems Inc.	5,992,667	205,608
*	NetApp Inc.	4,500,738	201,498
	Applied Materials Inc.	16,095,020	200,222
	TE Connectivity Ltd.	5,185,152	190,554

* Citrix Systems Inc.	2,278,294	179,780
Motorola Solutions Inc.	3,380,300	171,821
* Symantec Corp.	9,004,938	168,392
Altera Corp.	3,916,479	155,954
* Juniper Networks Inc.	6,425,308	147,011
Analog Devices Inc.	3,635,201	146,862
* SanDisk Corp.	2,933,167	145,456
* Red Hat Inc.	2,354,425	141,007
* Teradata Corp.	2,043,296	139,251
Seagate Technology plc	5,122,063	138,040
Xerox Corp.	16,932,262	136,813
* Motorola Mobility Holdings Inc.	3,473,214	136,289
CA Inc.	4,871,505	134,259
Western Union Co.	7,573,182	133,288
* F5 Networks Inc.	974,001	131,451
Paychex Inc.	3,981,951	123,401
Amphenol Corp. Class A	2,047,324	122,369
* Fiserv Inc.	1,718,561	119,251
* Western Digital Corp.	2,852,080	118,048
* VMware Inc. Class A	1,044,297	117,348
* Autodesk Inc.	2,765,727	117,046
Xilinx Inc.	3,204,965	116,757
* NVIDIA Corp.	7,452,745	114,698
KLA-Tencor Corp.	2,033,402	110,658
Avago Technologies Ltd.	2,695,691	105,051
Maxim Integrated Products Inc.	3,556,301	101,675
* Marvell Technology Group Ltd.	6,274,342	98,695
Fidelity National Information Services Inc.	2,948,907	97,668
Linear Technology Corp.	2,778,828	93,646
* Equinix Inc.	577,992	91,005
* Micron Technology Inc.	10,879,838	88,127
Microchip Technology Inc.	2,329,168	86,645
* BMC Software Inc.	2,113,526	84,879
* Trimble Navigation Ltd.	1,504,173	81,857
* Akamai Technologies Inc.	2,221,397	81,525
Activision Blizzard Inc.	6,281,243	80,526
* Alliance Data Systems Corp.	613,503	77,277
* Nuance Communications Inc.	2,944,041	75,309
* Rackspace Hosting Inc.	1,279,321	73,932
* ANSYS Inc.	1,126,548	73,248
VeriSign Inc.	1,843,571	70,683
* Informatica Corp.	1,294,316	68,469
* Avnet Inc.	1,841,130	66,999
* Electronic Arts Inc.	4,042,783	66,625
* VeriFone Systems Inc.	1,284,159	66,609
* Lam Research Corp.	1,491,655	66,558
Harris Corp.	1,448,653	65,305
* Skyworks Solutions Inc.	2,289,660	63,309
* Flextronics International Ltd.	8,674,294	62,715
* TIBCO Software Inc.	2,011,949	61,364
* LSI Corp.	6,898,339	59,878
* Arrow Electronics Inc.	1,384,796	58,120
* Advanced Micro Devices Inc.	7,225,563	57,949
Jabil Circuit Inc.	2,278,799	57,243
Computer Sciences Corp.	1,892,265	56,654
* Atmel Corp.	5,645,402	55,664
* MICROS Systems Inc.	979,056	54,132

* Synopsys Inc.	1,750,352	53,666
Factset Research Systems Inc.	524,570	51,953
* Riverbed Technology Inc.	1,796,270	50,439
* ON Semiconductor Corp.	5,471,377	49,297
FLIR Systems Inc.	1,922,766	48,665
Total System Services Inc.	2,082,014	48,032
IAC/InterActiveCorp	954,658	46,864
Global Payments Inc.	966,996	45,903
* SAIC Inc.	3,381,331	44,634
* Gartner Inc.	1,045,481	44,579
* Rovi Corp.	1,341,763	43,674
* Cree Inc.	1,340,724	42,407
* Novellus Systems Inc.	838,051	41,827
* NCR Corp.	1,915,740	41,591
* JDS Uniphase Corp.	2,841,065	41,167
* Polycom Inc.	2,155,983	41,115
* Parametric Technology Corp.	1,441,146	40,266
* Ariba Inc.	1,214,462	39,725
Solera Holdings Inc.	862,904	39,599
* Cadence Design Systems Inc.	3,322,458	39,338
* Teradyne Inc.	2,238,145	37,802
Broadridge Financial Solutions Inc.	1,503,589	35,951
* Ingram Micro Inc.	1,910,680	35,462
MercadoLibre Inc.	349,978	34,224
Jack Henry & Associates Inc.	1,002,948	34,221
* Brocade Communications Systems Inc.	5,943,631	34,176
National Instruments Corp.	1,174,727	33,503
* Concur Technologies Inc.	556,740	31,946
Lexmark International Inc. Class A	955,778	31,770
* Fortinet Inc.	1,124,961	31,105
* NeuStar Inc. Class A	797,378	29,702
* QLIK Technologies Inc.	910,979	29,151
* Wright Express Corp.	449,179	29,075
Diebold Inc.	736,854	28,384
Cypress Semiconductor Corp.	1,789,741	27,974
* Tech Data Corp.	501,972	27,237
* Zebra Technologies Corp.	654,197	26,940
Lender Processing Services Inc.	1,025,423	26,661
* Anixter International Inc.	355,856	25,810
* CommVault Systems Inc.	509,674	25,300
* Compuware Corp.	2,670,417	24,541
* AOL Inc.	1,276,993	24,225
* SolarWinds Inc.	622,706	24,068
DST Systems Inc.	442,774	24,012
* Dolby Laboratories Inc. Class A	629,832	23,971
* Viasat Inc.	482,288	23,251
* Taleo Corp. Class A	504,910	23,191
* FEI Co.	471,551	23,158
Plantronics Inc.	574,841	23,143
* Semtech Corp.	810,220	23,059
ADTRAN Inc.	733,349	22,873
* Fairchild Semiconductor International Inc. Class A	1,538,779	22,620
* Itron Inc.	498,065	22,617
* LinkedIn Corp. Class A	221,602	22,601
* Microsemi Corp.	1,049,501	22,501
* Finisar Corp.	1,107,150	22,309
Molex Inc. Class A	947,582	22,221

*	QLogic Corp.	1,249,103	22,184
*,^ Zynga Inc. Class A		1,684,058	22,145
*	Aspen Technology Inc.	1,077,130	22,113
*	Vishay Intertechnology Inc.	1,803,225	21,927
*	Ultimate Software Group Inc.	298,656	21,886
*	Silicon Laboratories Inc.	502,027	21,587
*	Aruba Networks Inc.	968,637	21,581
	Fair Isaac Corp.	475,431	20,871
*	IPG Photonics Corp.	399,054	20,771
	Molex Inc.	738,574	20,769
	Cognex Corp.	482,981	20,459
*	PMC - Sierra Inc.	2,792,323	20,188
*	ValueClick Inc.	1,006,984	19,878
*,^ VistaPrint NV		510,917	19,747
*	Convergys Corp.	1,444,321	19,282
*	ACI Worldwide Inc.	478,648	19,275
*	International Rectifier Corp.	833,539	19,230
*	Ciena Corp.	1,180,307	19,109
	InterDigital Inc.	547,392	19,082
*	CACI International Inc. Class A	305,411	19,024
*	Acme Packet Inc.	689,089	18,964
*	Progress Software Corp.	797,535	18,838
*	Hittite Microwave Corp.	344,959	18,735
*	Universal Display Corp.	500,297	18,276
*	Cirrus Logic Inc.	758,277	18,047
*	Quest Software Inc.	763,518	17,767
*	Cymer Inc.	355,122	17,756
	Blackbaud Inc.	533,440	17,726
*	TiVo Inc.	1,473,054	17,662
*	FleetCor Technologies Inc.	454,364	17,616
	MKS Instruments Inc.	596,461	17,613
*	Coherent Inc.	300,306	17,517
*	Netgear Inc.	457,880	17,491
*	Cavium Inc.	564,601	17,469
	Littelfuse Inc.	277,786	17,417
	Intersil Corp. Class A	1,545,766	17,313
*	WebMD Health Corp.	669,677	17,130
*	CoreLogic Inc.	1,043,833	17,035
*	Mentor Graphics Corp.	1,137,326	16,901
*,^ First Solar Inc.		674,197	16,889
	MAXIMUS Inc.	414,312	16,850
*	RF Micro Devices Inc.	3,382,936	16,847
	Tellabs Inc.	4,155,197	16,829
*	Sourcefire Inc.	348,132	16,756
	Sapient Corp.	1,343,825	16,731
	j2 Global Inc.	578,514	16,592
*	Plexus Corp.	451,573	15,801
*	Arris Group Inc.	1,395,432	15,768
*	DealerTrack Holdings Inc.	506,783	15,335
*	Entegris Inc.	1,625,271	15,180
*,^ Fusion-io Inc.		524,774	14,909
*	Synaptics Inc.	407,787	14,888
*	Omnivision Technologies Inc.	728,857	14,577
*	NetSuite Inc.	286,106	14,388
*	Monster Worldwide Inc.	1,468,535	14,318
*	Acxiom Corp.	965,646	14,176
*	Veeco Instruments Inc.	494,154	14,133

*	MicroStrategy Inc. Class A	100,588	14,082
*	JDA Software Group Inc.	509,219	13,993
*	TriQuint Semiconductor Inc.	2,000,867	13,796
*	Take-Two Interactive Software Inc.	890,927	13,707
*	Insight Enterprises Inc.	622,624	13,654
	Heartland Payment Systems Inc.	470,363	13,565
*	Integrated Device Technology Inc.	1,848,160	13,214
*	OSI Systems Inc.	211,285	12,952
*	Tyler Technologies Inc.	337,033	12,945
	Power Integrations Inc.	342,824	12,726
*	Manhattan Associates Inc.	265,524	12,620
*	GT Advanced Technologies Inc.	1,523,054	12,596
	Syntel Inc.	217,531	12,182
*,^ 3D Systems Corp.		513,595	12,090
*	Scansource Inc.	323,839	12,086
*	EchoStar Corp. Class A	426,249	11,995
*	Benchmark Electronics Inc.	726,506	11,980
*	SYNNEX Corp.	313,882	11,971
*	Bottomline Technologies Inc.	427,958	11,957
*	Cardtronics Inc.	454,213	11,923
*	Bankrate Inc.	472,912	11,705
*	FARO Technologies Inc.	199,224	11,621
*	Euronet Worldwide Inc.	552,475	11,541
	Ebix Inc.	488,746	11,319
*	Sanmina-SCI Corp.	968,432	11,089
*	Advent Software Inc.	430,310	11,016
*	Emulex Corp.	1,057,119	10,973
*	Tessera Technologies Inc.	629,057	10,851
	Cabot Microelectronics Corp.	275,863	10,726
	Earthlink Inc.	1,323,962	10,578
*	Kulicke & Soffa Industries Inc.	835,261	10,382
*	Websense Inc.	485,242	10,234
*	Volterra Semiconductor Corp.	297,028	10,222
*	Synchronoss Technologies Inc.	319,372	10,194
*	LivePerson Inc.	603,405	10,119
*	Constant Contact Inc.	338,516	10,084
*,^ VirnetX Holding Corp.		419,421	10,037
*	Diodes Inc.	429,525	9,956
*	Liquidity Services Inc.	221,457	9,921
*	MEMC Electronic Materials Inc.	2,733,549	9,868
	MTS Systems Corp.	184,805	9,811
*	Infinera Corp.	1,207,614	9,806
	Brooks Automation Inc.	790,595	9,748
	Mantech International Corp. Class A	281,836	9,712
*	BroadSoft Inc.	248,022	9,487
*	SS&C Technologies Holdings Inc.	406,579	9,485
*	Kenexa Corp.	303,180	9,471
*	Ultratech Inc.	325,455	9,432
*	Loral Space & Communications Inc.	117,944	9,388
*	Lattice Semiconductor Corp.	1,451,774	9,335
*	Electronics for Imaging Inc.	554,994	9,224
*	Unisys Corp.	467,534	9,220
*	Stratasys Inc.	248,046	9,059
*	Freescale Semiconductor Holdings I Ltd.	583,864	8,986
*	ATMI Inc.	380,066	8,856
*	Rofin-Sinar Technologies Inc.	334,823	8,829
*	Digital River Inc.	469,804	8,790

*	Monolithic Power Systems Inc.	436,547	8,587
*	Amkor Technology Inc.	1,394,431	8,569
	NIC Inc.	693,494	8,412
*	Netscout Systems Inc.	409,618	8,332
*	Spansion Inc. Class A	676,803	8,243
*	RealPage Inc.	424,166	8,131
	AVX Corp.	609,044	8,076
	Comtech Telecommunications Corp.	247,281	8,056
*	OpenTable Inc.	196,630	7,958
*,^ Ancestry.com Inc.		349,200	7,941
*	LogMeIn Inc.	222,941	7,854
*	Newport Corp.	438,749	7,775
*	Rambus Inc.	1,201,423	7,749
	Pegasystems Inc.	199,967	7,631
*	Sonus Networks Inc.	2,623,775	7,609
*	Verint Systems Inc.	229,457	7,432
*	Harmonic Inc.	1,355,897	7,417
*	ServiceSource International Inc.	474,623	7,347
*	Rogers Corp.	187,920	7,282
*	comScore Inc.	335,019	7,166
*	TTM Technologies Inc.	622,164	7,149
	Park Electrochemical Corp.	235,948	7,133
*	ExlService Holdings Inc.	259,193	7,112
*	Standard Microsystems Corp.	274,867	7,111
*	Advanced Energy Industries Inc.	521,975	6,848
*	Quantum Corp.	2,560,356	6,708
*	Measurement Specialties Inc.	198,773	6,699
	Micrel Inc.	652,053	6,690
*	Brightpoint Inc.	817,387	6,580
*	TNS Inc.	299,342	6,505
*	Accelrys Inc.	797,413	6,363
*	LoopNet Inc.	334,565	6,283
*	Global Cash Access Holdings Inc.	801,687	6,253
*	Silicon Image Inc.	1,063,451	6,253
*	iGate Corp.	370,541	6,210
*	Ceva Inc.	273,274	6,206
*	Monotype Imaging Holdings Inc.	416,201	6,201
*	Cornerstone OnDemand Inc.	283,099	6,183
*	Maxwell Technologies Inc.	335,462	6,149
*	RealD Inc.	455,272	6,146
*	DTS Inc.	202,085	6,107
*	Ixia	484,399	6,050
*	CSG Systems International Inc.	398,493	6,033
*,^ Higher One Holdings Inc.		402,777	6,022
	Forrester Research Inc.	184,524	5,979
*	InfoSpace Inc.	453,920	5,815
	OPNET	199,676	5,791
*	Super Micro Computer Inc.	327,051	5,710
*	TeleTech Holdings Inc.	351,051	5,652
	Badger Meter Inc.	164,271	5,584
*	Power-One Inc.	1,210,435	5,507
	United Online Inc.	1,111,586	5,436
*	STEC Inc.	574,532	5,424
	Black Box Corp.	212,485	5,420
*,^ OCZ Technology Group Inc.		766,369	5,349
*	Entropic Communications Inc.	901,779	5,257
*	Move Inc.	539,205	5,236

*	Dice Holdings Inc.	555,998	5,187
*	Checkpoint Systems Inc.	459,822	5,187
*	PROS Holdings Inc.	276,033	5,162
*	Applied Micro Circuits Corp.	734,847	5,100
*	Interactive Intelligence Group Inc.	167,120	5,099
	Electro Scientific Industries Inc.	337,332	5,063
*	Web.com Group Inc.	350,263	5,054
*	Kemet Corp.	522,477	4,890
*	LTX-Credence Corp.	679,163	4,883
*	Avid Technology Inc.	440,194	4,842
*	Intermec Inc.	610,756	4,721
*	Extreme Networks	1,228,070	4,704
*	Rudolph Technologies Inc.	416,906	4,632
*	Mercury Computer Systems Inc.	346,662	4,593
*	Photronics Inc.	681,897	4,535
	EPIQ Systems Inc.	367,039	4,441
*	Sycamore Networks Inc.	246,848	4,379
*	Net 1 UEPS Technologies Inc.	483,172	4,368
*	Internap Network Services Corp.	590,110	4,331
*	Nanometrics Inc.	232,605	4,306
*	Perficient Inc.	348,668	4,187
	Methode Electronics Inc.	444,294	4,123
*	Multi-Fineline Electronix Inc.	147,819	4,058
*	Oplink Communications Inc.	237,129	4,055
*	IXYS Corp.	305,970	4,039
*	Fabrinet	224,276	3,972
	Keynote Systems Inc.	200,604	3,964
*	Exar Corp.	469,482	3,944
	Cass Information Systems Inc.	98,618	3,940
*	MIPS Technologies Inc. Class A	722,064	3,928
*	Stamps.com Inc.	137,969	3,847
*	GSI Group Inc.	314,954	3,798
*	VASCO Data Security International Inc.	345,603	3,729
*	MoneyGram International Inc.	202,438	3,644
*	Integrated Silicon Solution Inc.	323,140	3,606
*	Globecomm Systems Inc.	248,909	3,604
*	XO Group Inc.	382,264	3,589
	Daktronics Inc.	398,407	3,542
*	NVE Corp.	65,653	3,480
	Electro Rent Corp.	186,553	3,434
	CTS Corp.	323,715	3,405
*	Kopin Corp.	833,592	3,393
*,^ KIT Digital Inc.		470,277	3,386
*	Digi International Inc.	305,421	3,357
*	SPS Commerce Inc.	123,010	3,307
*	Virtusa Corp.	190,174	3,284
*	Silicon Graphics International Corp.	338,900	3,281
*	Inphi Corp.	229,922	3,260
*	Formfactor Inc.	581,849	3,247
*	QuinStreet Inc.	306,531	3,216
*	CIBER Inc.	755,265	3,202
*	Actuate Corp.	509,473	3,199
*	Saba Software Inc.	325,951	3,198
*	RealNetworks Inc.	320,582	3,187
*	Vocus Inc.	234,356	3,105
*	Symmetricom Inc.	535,791	3,092
*	Anaren Inc.	167,484	3,073

	American Software Inc. Class A	349,984	3,003
*	Zygo Corp.	150,918	2,953
*	SunPower Corp. Class A	456,946	2,915
*	Agilysys Inc.	321,146	2,887
	DDi Corp.	235,806	2,877
	Cohu Inc.	252,736	2,874
*	Limelight Networks Inc.	869,610	2,861
*	Aeroflex Holding Corp.	252,929	2,818
*	support.com Inc.	884,947	2,788
*	Glu Mobile Inc.	573,855	2,783
*	Responsys Inc.	231,728	2,774
	ModusLink Global Solutions Inc.	502,245	2,712
*	Active Network Inc.	160,052	2,694
*	Deltek Inc.	249,376	2,658
*	Axcelis Technologies Inc.	1,539,897	2,649
*	Cray Inc.	357,960	2,620
*	Rubicon Technology Inc.	244,664	2,552
*	Computer Task Group Inc.	166,335	2,548
*	Callidus Software Inc.	323,933	2,530
*	Demand Media Inc.	346,733	2,514
*	Magnachip Semiconductor Corp.	209,009	2,508
*	KVH Industries Inc.	238,592	2,505
*	LeCroy Corp.	240,260	2,496
*	Mindspeed Technologies Inc.	391,210	2,492
*	Openwave Systems Inc.	1,082,594	2,457
*	AXT Inc.	386,611	2,455
*	Supertex Inc.	134,855	2,437
*	PLX Technology Inc.	605,811	2,435
*	Datalink Corp.	253,845	2,417
*	Calix Inc.	280,250	2,391
*	Oclaro Inc.	605,427	2,385
*	Lionbridge Technologies Inc.	827,322	2,383
*	SciQuest Inc.	154,262	2,351
*	Zix Corp.	800,412	2,329
*	Envestnet Inc.	186,025	2,329
*	IntraLinks Holdings Inc.	439,570	2,325
	Richardson Electronics Ltd.	193,571	2,319
*,^ Wave Systems Corp. Class A		1,228,651	2,285
	Telular Corp.	267,813	2,266
*	FSI International Inc.	462,204	2,260
*	Hackett Group Inc.	371,255	2,216
*	Pericom Semiconductor Corp.	271,949	2,200
*	X-Rite Inc.	482,431	2,190
*	Seachange International Inc.	278,032	2,163
*	Imation Corp.	342,068	2,117
*	ShoreTel Inc.	369,343	2,098
*	PDF Solutions Inc.	247,868	2,090
*	Echo Global Logistics Inc.	129,141	2,079
*	Ipass Inc.	799,631	2,079
*	Vishay Precision Group Inc.	140,140	2,078
*	Intevac Inc.	244,211	2,076
*	Echelon Corp.	445,959	1,976
*	Travelzoo Inc.	82,869	1,906
*	Alpha & Omega Semiconductor Ltd.	191,759	1,845
*	Mattson Technology Inc.	652,960	1,809
*	Ultra Clean Holdings	239,683	1,807
*	Aviat Networks Inc.	633,841	1,787

Bel Fuse Inc. Class B	99,541	1,759
* Anadigics Inc.	729,616	1,729
* FalconStor Software Inc.	454,255	1,699
* PRGX Global Inc.	269,555	1,695
* Sigma Designs Inc.	327,113	1,694
* DSP Group Inc.	254,037	1,692
* Digimarc Corp.	60,517	1,691
* STR Holdings Inc.	348,664	1,688
* Radisys Corp.	214,736	1,589
Rimage Corp.	158,529	1,587
* Innodata Isogen Inc.	294,376	1,587
* Dynamics Research Corp.	159,180	1,534
* Convio Inc.	98,846	1,529
* TeleCommunication Systems Inc. Class A	545,841	1,517
* Transact Technologies Inc.	192,561	1,512
* Immersion Corp.	264,633	1,445
* MoSys Inc.	346,774	1,377
* Guidance Software Inc.	122,150	1,350
* Emcore Corp.	282,022	1,345
* Pervasive Software Inc.	223,547	1,339
* Westell Technologies Inc. Class A	545,587	1,271
* TeleNav Inc.	180,642	1,268
* GSE Systems Inc.	528,356	1,263
* CalAmp Corp.	256,205	1,243
* PC Mall Inc.	205,498	1,235
* Online Resources Corp.	433,075	1,234
* AuthenTec Inc.	389,453	1,227
PC-Tel Inc.	184,187	1,225
* Novatel Wireless Inc.	365,505	1,224
* SRS Labs Inc.	176,138	1,224
* MaxLinear Inc.	217,307	1,210
* ePlus Inc.	37,828	1,209
* ID Systems Inc.	200,490	1,199
* Rosetta Stone Inc.	111,986	1,156
Marchex Inc. Class B	258,643	1,154
PC Connection Inc.	134,619	1,107
* LoJack Corp.	277,452	1,101
Pulse Electronics Corp.	432,720	1,086
* Reis Inc.	116,004	1,034
* Smith Micro Software Inc.	441,823	1,029
* QuickLogic Corp.	372,704	1,017
* Mattersight Corp.	115,122	981
MOCON Inc.	59,977	975
* CyberOptics Corp.	100,886	975
* Mitel Networks Corp.	222,453	954
* PAR Technology Corp.	184,916	902
QAD Inc. Class A	67,864	889
* GSI Technology Inc.	207,591	880
* Aware Inc.	224,568	876
TheStreet Inc.	395,735	875
* Identive Group Inc.	408,217	853
* Viasystems Group Inc.	44,514	845
* Edgewater Technology Inc.	201,084	788
* Dot Hill Systems Corp.	516,275	780
* Bsquare Corp.	230,553	772
* Ramtron International Corp.	381,415	759
* Concurrent Computer Corp.	199,855	729

*	Opnext Inc.	463,281	718
	Evolving Systems Inc.	127,521	713
*	Market Leader Inc.	187,438	686
*	Network Engines Inc.	479,300	685
*	Amtech Systems Inc.	81,490	679
*,^ Powerwave Technologies Inc.		324,637	666
*	Frequency Electronics Inc.	74,210	614
*	MEMSIC Inc.	144,104	607
*	Official Payments Holdings Inc. Class B	116,920	593
*,^ THQ Inc.		1,035,588	580
*,^ Research Frontiers Inc.		159,160	563
*	Parkervision Inc.	500,191	535
	Crexendo Inc.	155,896	533
*	Transwitch Corp.	203,318	533
*	Numerex Corp. Class A	53,761	526
*	Comverge Inc.	284,157	523
*	TechTarget Inc.	67,195	466
*	NAPCO Security Technologies Inc.	143,058	448
*	LRAD Corp.	289,775	446
*	Performance Technologies Inc.	170,701	440
*	Pixelworks Inc.	190,441	440
*,^ NeoPhotonics Corp.		88,922	421
*	StarTek Inc.	185,625	407
*,^ Document Security Systems Inc.		134,273	405
*	Hutchinson Technology Inc.	183,351	403
*	Ikanos Communications Inc.	537,121	392
*	NCI Inc. Class A	57,689	369
*	Planar Systems Inc.	152,240	359
*	Cinedigm Digital Cinema Corp. Class A	196,301	332
*	Newtek Business Services Inc.	217,217	330
*,^ Microvision Inc.		119,741	327
*	Looksmart Ltd.	254,911	283
*	Rainmaker Systems Inc.	344,423	276
*	Video Display Corp.	48,546	265
*	GTSI Corp.	52,626	262
*	Meru Networks Inc.	63,605	258
*	Ditech Networks Inc.	259,033	254
*	iGO Inc.	269,850	229
*	WebMediaBrands Inc.	220,430	229
	QAD Inc. Class B	16,312	214
*	Autobytel Inc.	212,590	206
	Bel Fuse Inc. Class A	10,580	206
*	Network Equipment Technologies Inc.	191,685	205
*	Intellicheck Mobilisa Inc.	94,812	161
*	Information Services Group Inc.	100,938	132
*	Presstek Inc.	225,849	132
*	Spark Networks Inc.	28,484	128
*	Wireless Telecom Group Inc.	98,456	121
*,^ Motricity Inc.		89,156	98
*	Spire Corp.	83,254	97
*	Zhone Technologies Inc.	80,396	93
*	Superconductor Technologies Inc.	115,555	90
*	Lantronix Inc.	30,990	87
*	BTU International Inc.	22,111	68
*	Selectica Inc.	16,769	64
*	Management Network Group Inc.	25,306	63
*	Cascade Microtech Inc.	4,500	22

* Digital Ally Inc.	700	1
* Qualstar Corp.	100	—
		37,955,850
Materials (4.0%)
EI du Pont de Nemours & Co.	11,293,231	597,412
Monsanto Co.	6,542,455	521,826
Dow Chemical Co.	14,445,623	500,396
Freeport-McMoRan Copper & Gold Inc.	11,586,513	440,751
Praxair Inc.	3,662,758	419,899
Newmont Mining Corp.	6,047,746	310,068
Air Products & Chemicals Inc.	2,571,825	236,094
Ecolab Inc.	3,666,936	226,323
Mosaic Co.	3,737,008	206,619
PPG Industries Inc.	1,899,179	181,941
International Paper Co.	5,072,428	178,042
Nucor Corp.	3,868,904	166,169
LyondellBasell Industries NV Class A	3,522,625	153,763
CF Industries Holdings Inc.	797,775	145,714
Alcoa Inc.	13,003,234	130,292
Cliffs Natural Resources Inc.	1,761,791	122,022
Sherwin-Williams Co.	1,087,828	118,214
Sigma-Aldrich Corp.	1,470,130	107,408
FMC Corp.	862,958	91,353
Celanese Corp. Class A	1,904,532	87,951
Eastman Chemical Co.	1,691,795	87,449
Ball Corp.	1,886,410	80,889
Airgas Inc.	879,778	78,274
* Crown Holdings Inc.	1,844,210	67,922
Vulcan Materials Co.	1,576,563	67,367
Albemarle Corp.	1,049,609	67,091
MeadWestvaco Corp.	2,083,388	65,814
Ashland Inc.	953,044	58,193
Rock-Tenn Co. Class A	858,190	57,979
International Flavors & Fragrances Inc.	984,777	57,708
Valspar Corp.	1,080,592	52,182
* WR Grace & Co.	898,375	51,926
Reliance Steel & Aluminum Co.	916,094	51,741
^ United States Steel Corp.	1,752,340	51,466
Allegheny Technologies Inc.	1,229,703	50,627
Martin Marietta Materials Inc.	556,159	47,624
Royal Gold Inc.	716,456	46,727
* Owens-Illinois Inc.	1,995,385	46,572
Domtar Corp.	474,812	45,288
Walter Energy Inc.	759,865	44,992
Aptargroup Inc.	806,669	44,181
RPM International Inc.	1,600,729	41,923
* Rockwood Holdings Inc.	796,457	41,535
Solutia Inc.	1,486,208	41,525
Sealed Air Corp.	2,105,608	40,659
Sonoco Products Co.	1,219,610	40,491
Bemis Co. Inc.	1,249,025	40,331
Steel Dynamics Inc.	2,531,484	36,808
Packaging Corp. of America	1,217,090	36,014
Cytec Industries Inc.	574,208	34,906
* Allied Nevada Gold Corp.	1,035,335	33,679
Cabot Corp.	788,635	33,659
Huntsman Corp.	2,315,093	32,434

	Scotts Miracle-Gro Co. Class A	539,672	29,229
	Compass Minerals International Inc.	401,629	28,813
	Carpenter Technology Corp.	539,107	28,158
	Silgan Holdings Inc.	591,518	26,145
*	Coeur d'Alene Mines Corp.	1,092,713	25,941
	NewMarket Corp.	132,532	24,836
*,^ Molycorp Inc.		718,149	24,295
	Sensient Technologies Corp.	572,505	21,755
	Olin Corp.	966,388	21,019
	Commercial Metals Co.	1,391,219	20,618
*	Chemtura Corp.	1,197,504	20,334
	HB Fuller Co.	592,210	19,442
	Eagle Materials Inc.	521,054	18,107
*	Stillwater Mining Co.	1,402,346	17,726
*	AbitibiBowater Inc.	1,184,890	16,920
	Buckeye Technologies Inc.	474,064	16,104
	PolyOne Corp.	1,113,970	16,041
	Greif Inc. Class A	285,111	15,943
	Westlake Chemical Corp.	244,327	15,830
	Hecla Mining Co.	3,374,584	15,591
*	Louisiana-Pacific Corp.	1,661,156	15,532
*	Intrepid Potash Inc.	630,393	15,337
*	Georgia Gulf Corp.	435,365	15,185
	Schweitzer-Mauduit International Inc.	212,382	14,667
	Titanium Metals Corp.	1,069,540	14,503
	Minerals Technologies Inc.	216,880	14,186
	Worthington Industries Inc.	711,818	13,653
	Innophos Holdings Inc.	260,166	13,039
*	SunCoke Energy Inc.	837,315	11,898
	Schnitzer Steel Industries Inc.	290,046	11,571
*	Calgon Carbon Corp.	688,217	10,743
*	OM Group Inc.	387,597	10,663
*,^ McEwen Mining Inc.		2,398,140	10,648
	Globe Specialty Metals Inc.	715,109	10,634
	Boise Inc.	1,287,217	10,568
	Balchem Corp.	343,709	10,397
*	Kraton Performance Polymers Inc.	384,774	10,223
	A Schulman Inc.	375,715	10,152
^	AK Steel Holding Corp.	1,306,229	9,875
	Haynes International Inc.	155,077	9,824
	Kaiser Aluminum Corp.	201,225	9,510
	Koppers Holdings Inc.	242,191	9,339
^	Gold Resource Corp.	379,063	9,215
	PH Glatfelter Co.	583,938	9,215
*	KapStone Paper and Packaging Corp.	465,900	9,178
*	Clearwater Paper Corp.	275,853	9,161
*	Graphic Packaging Holding Co.	1,606,626	8,869
	AMCOL International Corp.	299,363	8,828
	Stepan Co.	96,446	8,468
*	RTI International Metals Inc.	360,845	8,321
*	LSB Industries Inc.	209,868	8,168
	Deltic Timber Corp.	128,313	8,121
	Texas Industries Inc.	219,823	7,696
*	Innospec Inc.	249,508	7,580
	Kronos Worldwide Inc.	275,753	6,877
*	Flotek Industries Inc.	564,969	6,791
*	Horsehead Holding Corp.	588,087	6,698

*	Century Aluminum Co.	724,063	6,430
*	Materion Corp.	223,583	6,424
*	TPC Group Inc.	142,708	6,309
	Quaker Chemical Corp.	153,780	6,067
	Neenah Paper Inc.	203,625	6,056
*	Ferro Corp.	985,722	5,855
	American Vanguard Corp.	263,357	5,712
	Tredegar Corp.	284,128	5,566
	Wausau Paper Corp.	544,621	5,109
*	Mercer International Inc.	572,779	4,576
	Hawkins Inc.	118,137	4,395
	Myers Industries Inc.	295,039	4,352
*	Zoltek Cos. Inc.	372,404	4,216
	Noranda Aluminum Holding Corp.	411,718	4,105
*	Omnova Solutions Inc.	608,115	4,105
	Zep Inc.	270,233	3,891
	Olympic Steel Inc.	137,084	3,290
*	Universal Stainless & Alloy	75,858	3,241
*	Golden Minerals Co.	359,827	3,033
*	Headwaters Inc.	710,244	2,969
*	General Moly Inc.	863,505	2,893
*	AEP Industries Inc.	75,511	2,629
*,^ Paramount Gold and Silver Corp.		1,148,357	2,595
*	AM Castle & Co.	204,817	2,591
*	Metals USA Holdings Corp.	154,554	2,227
*	ADA-ES Inc.	88,708	2,156
*	Spartech Corp.	404,752	1,975
*	United States Lime & Minerals Inc.	30,170	1,807
*	Landec Corp.	259,111	1,692
	KMG Chemicals Inc.	87,495	1,579
	Chase Corp.	87,854	1,384
*	Senomyx Inc.	475,555	1,303
*,^ Midway Gold Corp.		857,046	1,226
*	US Energy Corp. Wyoming	321,367	1,015
*	American Pacific Corp.	127,766	961
*	Penford Corp.	116,249	786
*	Solitario Exploration & Royalty Corp.	368,557	509
*	Verso Paper Corp.	91,543	172
*,^ Clean Diesel Technologies Inc.		41,929	169
*	Ampal American Israel Class A	328,259	75
*	Continental Materials Corp.	3,495	60
			7,551,918
Telecommunication Services (2.4%)
	AT&T Inc.	72,457,346	2,262,843
	Verizon Communications Inc.	34,615,883	1,323,365
	CenturyLink Inc.	7,545,175	291,621
*	Crown Castle International Corp.	3,475,512	185,384
*	Sprint Nextel Corp.	36,576,784	104,244
	Windstream Corp.	7,118,109	83,353
*	SBA Communications Corp. Class A	1,412,378	71,763
^	Frontier Communications Corp.	12,105,430	50,480
*	Level 3 Communications Inc.	1,899,190	48,866
*	tw telecom inc Class A	1,725,430	38,236
*	NII Holdings Inc.	2,087,460	38,221
*	MetroPCS Communications Inc.	3,090,491	27,876
	Telephone & Data Systems Inc.	1,163,828	26,943
*	AboveNet Inc.	265,154	21,955

*	Cogent Communications Group Inc.	517,665	9,877
*	Cincinnati Bell Inc.	2,382,103	9,576
*	Clearwire Corp. Class A	4,143,476	9,447
*	United States Cellular Corp.	173,136	7,086
*	Leap Wireless International Inc.	739,021	6,452
	Consolidated Communications Holdings Inc.	311,165	6,108
*	Premiere Global Services Inc.	642,138	5,805
*	Neutral Tandem Inc.	390,727	4,763
	Atlantic Tele-Network Inc.	127,456	4,634
	NTELOS Holdings Corp.	216,276	4,477
*	Iridium Communications Inc.	459,613	4,026
*	Vonage Holdings Corp.	1,746,652	3,860
	USA Mobility Inc.	248,336	3,459
*	8x8 Inc.	823,508	3,459
*	General Communication Inc. Class A	385,747	3,364
	SureWest Communications	140,812	3,175
	HickoryTech Corp.	290,012	2,999
	Shenandoah Telecommunications Co.	258,445	2,882
*	Cbeyond Inc.	331,715	2,654
*,^ Towerstream Corp.		489,767	2,326
	Lumos Networks Corp.	216,164	2,326
	IDT Corp. Class B	189,546	1,770
*	Primus Telecommunications Group Inc.	102,269	1,644
^	Alaska Communications Systems Group Inc.	514,860	1,586
*	ORBCOMM Inc.	383,278	1,476
	Warwick Valley Telephone Co.	91,123	1,357
*,^ Globalstar Inc.		1,503,062	1,052
*	Boingo Wireless Inc.	63,787	772
			4,687,562
Utilities (3.4%)
	Southern Co.	10,535,451	473,358
	Exelon Corp.	10,406,992	408,058
	Dominion Resources Inc.	6,961,868	356,517
	Duke Energy Corp.	16,288,726	342,226
	NextEra Energy Inc.	4,904,743	299,582
	FirstEnergy Corp.	5,108,869	232,913
	American Electric Power Co. Inc.	5,900,724	227,650
	PG&E Corp.	4,958,290	215,239
	Consolidated Edison Inc.	3,578,188	209,038
	PPL Corp.	7,064,572	199,645
	Progress Energy Inc.	3,603,859	191,401
	Public Service Enterprise Group Inc.	6,180,092	189,173
	Sempra Energy	2,783,251	166,884
	Edison International	3,781,097	160,734
	Xcel Energy Inc.	5,924,222	156,814
	Entergy Corp.	2,151,743	144,597
	DTE Energy Co.	2,063,820	113,572
*	AES Corp.	8,012,475	104,723
	Wisconsin Energy Corp.	2,824,856	99,378
	ONEOK Inc.	1,195,200	97,600
	CenterPoint Energy Inc.	4,931,067	97,241
	Ameren Corp.	2,952,076	96,179
	NiSource Inc.	3,429,103	83,499
	Northeast Utilities	2,159,604	80,165
	American Water Works Co. Inc.	2,140,302	72,835
	SCANA Corp.	1,503,233	68,563
	CMS Energy Corp.	3,093,592	68,059

* Calpine Corp.	3,876,025	66,706
OGE Energy Corp.	1,196,463	64,011
Pinnacle West Capital Corp.	1,332,218	63,813
NSTAR	1,260,845	61,315
Alliant Energy Corp.	1,353,301	58,625
AGL Resources Inc.	1,423,493	55,829
Pepco Holdings Inc.	2,769,205	52,310
MDU Resources Group Inc.	2,302,472	51,552
Integrys Energy Group Inc.	952,857	50,492
ITC Holdings Corp.	625,958	48,161
NV Energy Inc.	2,872,136	46,299
* NRG Energy Inc.	2,907,247	45,557
TECO Energy Inc.	2,488,674	43,676
Questar Corp.	2,167,505	41,746
National Fuel Gas Co.	857,911	41,283
Westar Energy Inc.	1,427,237	39,863
UGI Corp.	1,408,740	38,388
Aqua America Inc.	1,679,524	37,437
Atmos Energy Corp.	1,102,646	34,689
Great Plains Energy Inc.	1,647,741	33,400
Hawaiian Electric Industries Inc.	1,169,629	29,650
Cleco Corp.	736,271	29,193
Vectren Corp.	995,806	28,938
Piedmont Natural Gas Co. Inc.	880,238	27,349
WGL Holdings Inc.	627,490	25,539
IDACORP Inc.	608,047	25,003
Portland General Electric Co.	906,943	22,655
New Jersey Resources Corp.	505,592	22,534
Southwest Gas Corp.	525,143	22,445
UIL Holdings Corp.	616,555	21,432
* GenOn Energy Inc.	9,298,742	19,341
Avista Corp.	710,361	18,171
PNM Resources Inc.	989,004	18,099
South Jersey Industries Inc.	361,216	18,075
Unisource Energy Corp.	451,555	16,513
Allete Inc.	397,663	16,499
NorthWestern Corp.	433,147	15,359
Black Hills Corp.	454,952	15,255
El Paso Electric Co.	449,922	14,618
Northwest Natural Gas Co.	318,730	14,470
MGE Energy Inc.	274,373	12,179
CH Energy Group Inc.	173,058	11,548
Empire District Electric Co.	503,244	10,241
Laclede Group Inc.	256,454	10,007
California Water Service Group	490,964	8,941
Otter Tail Corp.	394,923	8,570
American States Water Co.	228,365	8,253
Central Vermont Public Service Corp.	152,869	5,381
Chesapeake Utilities Corp.	125,428	5,158
Ormat Technologies Inc.	244,325	4,923
Middlesex Water Co.	236,771	4,473
SJW Corp.	169,280	4,083
Connecticut Water Service Inc.	137,606	3,893
Unitil Corp.	131,782	3,536
York Water Co.	153,356	2,653
Genie Energy Ltd. Class B	178,520	1,726
Consolidated Water Co. Ltd.	179,323	1,418

	Artesian Resources Corp. Class A			75,012	1,410
*	Cadiz Inc.			136,005	1,251
	Delta Natural Gas Co. Inc.			30,241	1,149
*	Dynegy Inc. Class A			1,194,633	669
*	Synthesis Energy Systems Inc.			182,070	268
	RGC Resources Inc.			8,770	161
*	Pure Cycle Corp.			60,009	134
*	American DG Energy Inc.			26,832	57
					6,464,015
Total Common Stocks (Cost $156,199,916)					189,991,419
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.6%)
[2,3] Vanguard Market Liquidity Fund		0.123%		1,253,765,581	1,253,766

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	Fannie Mae Discount Notes	0.020%	4/2/04	12,000	12,000
[4,5] Fannie Mae Discount Notes		0.150%	6/20/12	1,250	1,249
[4,5] Freddie Mac Discount Notes		0.050%	4/4/12	25,000	25,000
[4,5] Freddie Mac Discount Notes		0.150%	8/27/12	11,800	11,792
5	United States Treasury Note/Bond	1.375%	4/15/12	3,000	3,001
5	United States Treasury Note/Bond	4.750%	5/31/12	2,000	2,015
5	United States Treasury Note/Bond	4.875%	6/30/12	1,000	1,012
5	United States Treasury Note/Bond	0.375%	8/31/12	40,000	40,025
					96,094
Total Temporary Cash Investments (Cost $1,349,875)					1,349,860
Total Investments (100.3%) (Cost $157,549,791)					191,341,279
Other Assets and Liabilities-Net (-0.3%)[3]					(539,979)
Net Assets (100%)					190,801,300

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $467,553,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $505,485,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Securities with a value of $63,074,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or

Total Stock Market Index Fund

whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	189,990,641	47	731
Temporary Cash Investments	1,253,766	96,094	—
Futures Contracts—Assets[1]	3,435	—	—
Futures Contracts—Liabilities[1]	(843)	—	—
Total	191,246,999	96,141	731
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Total Stock Market Index Fund

At March 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2012	1,931	677,395	15,468
E-mini Russell 200 Index	June 2012	957	79,211	56
E-mini S&P Midcap 400 Index	June 2012	280	27,784	137

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2012, the cost of investment securities for tax purposes was $157,549,791,000. Net unrealized appreciation of investment securities for tax purposes was $33,791,488,000, consisting of unrealized gains of $46,870,084,000 on securities that had risen in value since their purchase and $13,078,596,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Value Index Fund

Schedule of Investments
As of March 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (5.4%)
Walt Disney Co.	2,744,389	120,149
Home Depot Inc.	1,907,053	95,944
Time Warner Inc.	2,476,268	93,479
* General Motors Co.	1,934,900	49,630
Macy's Inc.	1,040,466	41,338
Carnival Corp.	1,104,756	35,441
Mattel Inc.	837,749	28,199
Staples Inc.	1,730,228	27,995
* Liberty Interactive Corp. Class A	1,388,323	26,503
Genuine Parts Co.	385,084	24,164
Nordstrom Inc.	415,887	23,173
Best Buy Co. Inc.	762,095	18,046
Wyndham Worldwide Corp.	381,198	17,730
Darden Restaurants Inc.	326,287	16,693
Autoliv Inc.	221,012	14,819
Whirlpool Corp.	189,237	14,545
JC Penney Co. Inc.	395,379	14,008
Garmin Ltd.	288,456	13,543
Newell Rubbermaid Inc.	716,525	12,761
H&R Block Inc.	755,664	12,446
* TRW Automotive Holdings Corp.	260,448	12,098
Omnicom Group Inc.	238,583	12,084
Lear Corp.	252,849	11,755
* MGM Resorts International	845,629	11,517
DR Horton Inc.	702,895	10,663
Lennar Corp. Class A	385,290	10,472
Royal Caribbean Cruises Ltd.	349,441	10,284
* Mohawk Industries Inc.	144,658	9,621
Gannett Co. Inc.	588,887	9,028
* Toll Brothers Inc.	372,492	8,936
DISH Network Corp. Class A	256,968	8,462
Interpublic Group of Cos. Inc.	740,704	8,451
International Game Technology	478,874	8,040
Leggett & Platt Inc.	344,143	7,919
* PulteGroup Inc.	852,475	7,544
^ GameStop Corp. Class A	342,429	7,479
American Eagle Outfitters Inc.	431,841	7,423
* Sears Holdings Corp.	105,596	6,996
Hasbro Inc.	186,460	6,847
Virgin Media Inc.	247,242	6,176
Williams-Sonoma Inc.	150,224	5,630
* NVR Inc.	7,596	5,517
Guess? Inc.	160,720	5,023
Harman International Industries Inc.	86,819	4,064
* Goodyear Tire & Rubber Co.	302,690	3,396
* Hyatt Hotels Corp. Class A	55,402	2,367
Washington Post Co. Class B	6,015	2,247

* Lamar Advertising Co. Class A	54,041	1,752
		912,397
Consumer Staples (9.0%)
Procter & Gamble Co.	6,806,336	457,454
Kraft Foods Inc.	4,152,151	157,823
Altria Group Inc.	5,087,303	157,045
CVS Caremark Corp.	3,220,110	144,261
Kimberly-Clark Corp.	975,117	72,051
Archer-Daniels-Midland Co.	1,652,172	52,308
Sysco Corp.	1,459,156	43,570
Lorillard Inc.	334,001	43,246
Reynolds American Inc.	865,123	35,851
General Mills Inc.	795,820	31,395
HJ Heinz Co.	514,918	27,574
ConAgra Foods Inc.	1,025,443	26,928
Bunge Ltd.	360,112	24,646
JM Smucker Co.	281,675	22,917
Coca-Cola Enterprises Inc.	772,059	22,081
Dr Pepper Snapple Group Inc.	530,560	21,334
Beam Inc.	346,233	20,279
Molson Coors Brewing Co. Class B	390,991	17,692
Church & Dwight Co. Inc.	354,088	17,418
Safeway Inc.	841,305	17,003
McCormick & Co. Inc.	297,613	16,199
Tyson Foods Inc. Class A	740,828	14,187
Campbell Soup Co.	309,070	10,462
Sara Lee Corp.	485,420	10,451
* Constellation Brands Inc. Class A	441,903	10,425
* Ralcorp Holdings Inc.	136,424	10,108
* Smithfield Foods Inc.	363,206	8,001
Clorox Co.	114,247	7,854
Hormel Foods Corp.	234,858	6,933
* Dean Foods Co.	454,813	5,508
		1,513,004
Energy (14.4%)
Exxon Mobil Corp.	11,857,595	1,028,409
Chevron Corp.	4,926,684	528,338
ConocoPhillips	3,120,466	237,187
Apache Corp.	950,242	95,442
Devon Energy Corp.	949,053	67,497
Marathon Oil Corp.	1,740,548	55,175
Spectra Energy Corp.	1,608,588	50,751
Anadarko Petroleum Corp.	615,895	48,249
Hess Corp.	756,680	44,606
Chesapeake Energy Corp.	1,630,688	37,783
Valero Energy Corp.	1,384,472	35,678
Murphy Oil Corp.	454,812	25,592
Marathon Petroleum Corp.	573,273	24,857
Cimarex Energy Co.	212,294	16,022
Noble Energy Inc.	153,045	14,965
* Nabors Industries Ltd.	710,655	12,429
Noble Corp.	323,433	12,119
* Newfield Exploration Co.	332,646	11,536
* Rowan Cos. Inc.	308,795	10,169
* Tesoro Corp.	344,434	9,245
Energen Corp.	178,426	8,770

* Alpha Natural Resources Inc.	543,116	8,261
Kinder Morgan Management LLC	109,462	8,169
* McDermott International Inc.	582,038	7,456
Patterson-UTI Energy Inc.	385,209	6,660
Arch Coal Inc.	524,083	5,613
* Plains Exploration & Production Co.	122,185	5,211
* Energy Transfer Equity LP	223	9
		2,416,198
Financials (25.1%)
JPMorgan Chase & Co.	9,400,036	432,214
Wells Fargo & Co.	12,393,630	423,119
Citigroup Inc.	7,232,851	264,361
Bank of America Corp.	25,074,613	239,964
US Bancorp	4,721,172	149,567
Goldman Sachs Group Inc.	1,157,112	143,910
* Berkshire Hathaway Inc. Class B	1,458,757	118,378
MetLife Inc.	2,616,569	97,729
PNC Financial Services Group Inc.	1,301,301	83,921
Prudential Financial Inc.	1,162,507	73,691
Bank of New York Mellon Corp.	2,999,261	72,372
Morgan Stanley	3,575,322	70,219
Capital One Financial Corp.	1,232,545	68,702
ACE Ltd.	833,140	60,986
Travelers Cos. Inc.	1,020,919	60,438
State Street Corp.	1,216,788	55,364
BB&T Corp.	1,724,205	54,123
Aflac Inc.	1,154,577	53,099
BlackRock Inc.	257,944	52,853
Chubb Corp.	687,793	47,533
Equity Residential	733,694	45,944
Discover Financial Services	1,359,494	45,326
CME Group Inc.	155,996	45,134
Marsh & McLennan Cos. Inc.	1,330,717	43,634
Allstate Corp.	1,249,981	41,149
* American International Group Inc.	1,330,759	41,027
ProLogis Inc.	1,133,468	40,828
HCP Inc.	1,008,775	39,806
Annaly Capital Management Inc.	2,399,639	37,962
Vornado Realty Trust	410,728	34,583
Progressive Corp.	1,449,110	33,590
AvalonBay Communities Inc.	235,266	33,255
SunTrust Banks Inc.	1,328,283	32,105
Ameriprise Financial Inc.	559,682	31,975
Fifth Third Bancorp	2,275,103	31,965
Loews Corp.	784,745	31,288
Invesco Ltd.	1,115,613	29,753
Health Care REIT Inc.	520,185	28,589
M&T Bank Corp.	279,692	24,300
Regions Financial Corp.	3,494,915	23,031
Aon Corp.	467,993	22,960
Principal Financial Group Inc.	755,090	22,283
Hartford Financial Services Group Inc.	1,047,759	22,087
American Capital Agency Corp.	719,702	21,260
KeyCorp	2,358,134	20,044
SLM Corp.	1,255,944	19,794
Lincoln National Corp.	746,534	19,679
NYSE Euronext	648,367	19,457

* CIT Group Inc.	471,707	19,453
Kimco Realty Corp.	1,007,026	19,395
Macerich Co.	326,539	18,858
Host Hotels & Resorts Inc.	1,136,163	18,656
Unum Group	723,636	17,715
General Growth Properties Inc.	1,041,747	17,699
XL Group plc Class A	793,273	17,206
Plum Creek Timber Co. Inc.	399,194	16,590
SL Green Realty Corp.	213,320	16,543
Comerica Inc.	491,802	15,915
New York Community Bancorp Inc.	1,082,893	15,063
UDR Inc.	541,334	14,459
Willis Group Holdings plc	408,244	14,280
Huntington Bancshares Inc.	2,135,468	13,774
Moody's Corp.	321,481	13,534
Rayonier Inc.	301,603	13,298
Cincinnati Financial Corp.	381,156	13,154
Realty Income Corp.	329,831	12,774
Camden Property Trust	192,925	12,685
Torchmark Corp.	251,938	12,559
Digital Realty Trust Inc.	168,923	12,495
Everest Re Group Ltd.	132,946	12,300
People's United Financial Inc.	891,232	11,800
Alexandria Real Estate Equities Inc.	153,363	11,215
PartnerRe Ltd.	159,242	10,811
Reinsurance Group of America Inc. Class A	181,499	10,794
Raymond James Financial Inc.	285,786	10,440
WR Berkley Corp.	288,004	10,403
Alleghany Corp.	31,272	10,292
Liberty Property Trust	287,105	10,255
Axis Capital Holdings Ltd.	307,021	10,184
* Markel Corp.	22,625	10,157
* Genworth Financial Inc. Class A	1,213,276	10,094
Regency Centers Corp.	222,150	9,881
Zions Bancorporation	455,354	9,772
RenaissanceRe Holdings Ltd.	128,188	9,708
Fidelity National Financial Inc. Class A	515,123	9,288
* Affiliated Managers Group Inc.	82,647	9,241
Assurant Inc.	227,579	9,217
Legg Mason Inc.	328,076	9,163
Duke Realty Corp.	625,795	8,974
Ares Capital Corp.	542,916	8,877
Leucadia National Corp.	334,307	8,725
Hudson City Bancorp Inc.	1,174,515	8,586
Essex Property Trust Inc.	54,776	8,299
HCC Insurance Holdings Inc.	263,440	8,211
Hospitality Properties Trust	305,673	8,091
White Mountains Insurance Group Ltd.	16,084	8,070
DDR Corp.	548,274	8,005
* NASDAQ OMX Group Inc.	306,890	7,948
Cullen/Frost Bankers Inc.	136,460	7,941
Commerce Bancshares Inc.	191,882	7,775
Federal Realty Investment Trust	78,637	7,611
Piedmont Office Realty Trust Inc. Class A	427,724	7,592
Weingarten Realty Investors	284,242	7,513
Chimera Investment Corp.	2,541,977	7,194
American Financial Group Inc.	183,193	7,068

First Horizon National Corp.	652,684	6,775
Assured Guaranty Ltd.	405,273	6,695
Old Republic International Corp.	609,864	6,434
City National Corp.	118,567	6,221
Jefferies Group Inc.	321,393	6,055
Validus Holdings Ltd.	159,503	4,937
BOK Financial Corp.	67,420	3,794
Jones Lang LaSalle Inc.	37,695	3,140
Erie Indemnity Co. Class A	35,845	2,794
* LPL Investment Holdings Inc.	68,447	2,597
* First Republic Bank	72,875	2,400
		4,214,793
Health Care (13.1%)
Johnson & Johnson	6,755,747	445,609
Pfizer Inc.	19,016,364	430,911
Merck & Co. Inc.	7,540,123	289,541
Abbott Laboratories	3,853,783	236,198
Bristol-Myers Squibb Co.	4,192,089	141,483
Eli Lilly & Co.	2,577,911	103,812
Medtronic Inc.	2,612,466	102,383
Covidien plc	1,193,255	65,247
WellPoint Inc.	860,372	63,495
Amgen Inc.	686,977	46,708
Aetna Inc.	896,112	44,949
Cardinal Health Inc.	854,598	36,842
Cigna Corp.	706,099	34,775
* Boston Scientific Corp.	3,665,724	21,921
* Watson Pharmaceuticals Inc.	314,591	21,096
Humana Inc.	202,352	18,714
* Hospira Inc.	407,743	15,246
* Hologic Inc.	650,229	14,012
Coventry Health Care Inc.	356,512	12,681
* Forest Laboratories Inc.	330,077	11,450
* Endo Pharmaceuticals Holdings Inc.	288,692	11,181
Omnicare Inc.	283,126	10,071
Universal Health Services Inc. Class B	220,428	9,238
* CareFusion Corp.	277,885	7,206
Lincare Holdings Inc.	218,747	5,661
* Alere Inc.	202,366	5,264
		2,205,694
Industrials (8.9%)
General Electric Co.	26,117,154	524,171
United Technologies Corp.	2,129,530	176,623
Honeywell International Inc.	1,181,381	72,123
Illinois Tool Works Inc.	1,075,663	61,442
General Dynamics Corp.	748,674	54,938
Raytheon Co.	856,110	45,185
Eaton Corp.	785,264	39,130
Waste Management Inc.	1,081,867	37,822
Northrop Grumman Corp.	614,092	37,509
Ingersoll-Rand plc	772,285	31,934
Parker Hannifin Corp.	373,766	31,602
Lockheed Martin Corp.	340,159	30,567
Stanley Black & Decker Inc.	396,915	30,547
Cooper Industries plc	391,121	25,012
* Delta Air Lines Inc.	2,096,220	20,774

* United Continental Holdings Inc.	818,863	17,606
L-3 Communications Holdings Inc.	247,204	17,495
Southwest Airlines Co.	1,927,138	15,880
Dover Corp.	229,551	14,448
Equifax Inc.	299,232	13,244
KBR Inc.	368,607	13,104
Pentair Inc.	243,944	11,614
Cintas Corp.	288,487	11,286
* Quanta Services Inc.	510,483	10,669
Timken Co.	205,499	10,427
Flowserve Corp.	89,367	10,323
* Owens Corning	283,750	10,223
* Hertz Global Holdings Inc.	669,312	10,066
Hubbell Inc. Class B	127,939	10,053
SPX Corp.	126,317	9,793
Manpower Inc.	202,057	9,571
Towers Watson & Co. Class A	138,661	9,161
Pitney Bowes Inc.	494,380	8,691
Pall Corp.	142,605	8,504
URS Corp.	197,001	8,376
Masco Corp.	579,161	7,743
Avery Dennison Corp.	249,606	7,521
* Spirit Aerosystems Holdings Inc. Class A	293,400	7,177
^ RR Donnelley & Sons Co.	464,996	5,761
* AECOM Technology Corp.	256,758	5,744
Robert Half International Inc.	167,996	5,090
		1,488,949
Information Technology (8.1%)
Intel Corp.	12,596,848	354,097
Microsoft Corp.	6,555,337	211,410
Hewlett-Packard Co.	4,915,547	117,137
Corning Inc.	3,887,091	54,730
Applied Materials Inc.	3,258,852	40,540
TE Connectivity Ltd.	1,049,841	38,582
Motorola Solutions Inc.	684,456	34,791
Texas Instruments Inc.	989,224	33,248
* Dell Inc.	1,999,705	33,195
Seagate Technology plc	1,038,693	27,993
Xerox Corp.	3,431,258	27,724
CA Inc.	976,472	26,912
* Western Digital Corp.	578,385	23,939
KLA-Tencor Corp.	412,415	22,444
Maxim Integrated Products Inc.	721,811	20,637
Fidelity National Information Services Inc.	592,894	19,637
* Micron Technology Inc.	2,199,615	17,817
Microchip Technology Inc.	473,032	17,597
Paychex Inc.	524,734	16,261
* Yahoo! Inc.	1,020,933	15,539
* SanDisk Corp.	297,406	14,748
* Avnet Inc.	366,669	13,343
Harris Corp.	286,727	12,926
* LSI Corp.	1,392,579	12,088
* Advanced Micro Devices Inc.	1,463,970	11,741
* NVIDIA Corp.	755,945	11,634
Jabil Circuit Inc.	463,039	11,631
* Arrow Electronics Inc.	276,135	11,589
Computer Sciences Corp.	383,160	11,472

*	Synopsys Inc.	354,614	10,872
*	ON Semiconductor Corp.	1,111,537	10,015
	Total System Services Inc.	422,945	9,757
	IAC/InterActiveCorp	188,387	9,248
*	SAIC Inc.	675,061	8,911
*	Lam Research Corp.	191,945	8,565
*	Flextronics International Ltd.	1,146,758	8,291
	Broadridge Financial Solutions Inc.	307,092	7,343
*	Ingram Micro Inc.	379,408	7,042
	Lexmark International Inc. Class A	186,314	6,193
*,^ Zynga Inc. Class A		341,011	4,484
	Molex Inc. Class A	188,568	4,422
	Molex Inc.	153,869	4,327
*	First Solar Inc.	48,798	1,222
			1,366,094
Materials (4.3%)
	EI du Pont de Nemours & Co.	2,285,721	120,915
	Dow Chemical Co.	2,923,761	101,279
	Freeport-McMoRan Copper & Gold Inc.	2,345,186	89,211
	International Paper Co.	1,026,997	36,048
	Nucor Corp.	783,375	33,646
	LyondellBasell Industries NV Class A	714,167	31,173
	Alcoa Inc.	2,633,058	26,383
	Air Products & Chemicals Inc.	260,346	23,900
	CF Industries Holdings Inc.	105,177	19,211
	PPG Industries Inc.	191,128	18,310
	Eastman Chemical Co.	340,465	17,599
	Cliffs Natural Resources Inc.	230,118	15,938
	Airgas Inc.	178,476	15,879
	Vulcan Materials Co.	319,390	13,647
	MeadWestvaco Corp.	421,978	13,330
	Rock-Tenn Co. Class A	174,612	11,797
	Ashland Inc.	193,033	11,787
	International Flavors & Fragrances Inc.	199,889	11,713
	Valspar Corp.	219,383	10,594
	Reliance Steel & Aluminum Co.	185,542	10,479
^	United States Steel Corp.	355,841	10,451
	Allegheny Technologies Inc.	249,617	10,277
	Martin Marietta Materials Inc.	113,106	9,685
*	Owens-Illinois Inc.	406,399	9,485
	Domtar Corp.	93,435	8,912
	Sealed Air Corp.	427,652	8,258
	Bemis Co. Inc.	254,968	8,233
	Sonoco Products Co.	247,369	8,213
	Steel Dynamics Inc.	514,134	7,475
	Huntsman Corp.	470,562	6,593
	Greif Inc. Class A	58,756	3,286
	Walter Energy Inc.	54,140	3,206
	Titanium Metals Corp.	215,807	2,926
			729,839
Telecommunication Services (5.0%)
	AT&T Inc.	14,659,999	457,832
	Verizon Communications Inc.	7,003,722	267,752
	CenturyLink Inc.	1,527,587	59,041
*	Sprint Nextel Corp.	7,413,328	21,128
	Windstream Corp.	1,444,246	16,912

^ Frontier Communications Corp.	2,459,284	10,255
Telephone & Data Systems Inc.	238,155	5,513
* Level 3 Communications Inc.	134,952	3,473
* United States Cellular Corp.	32,023	1,311
		843,217
Utilities (6.7%)
Southern Co.	2,132,432	95,810
Exelon Corp.	2,106,494	82,596
Dominion Resources Inc.	1,408,836	72,146
Duke Energy Corp.	3,296,330	69,256
NextEra Energy Inc.	992,830	60,642
FirstEnergy Corp.	1,034,393	47,158
American Electric Power Co. Inc.	1,194,486	46,083
PG&E Corp.	1,003,922	43,580
Consolidated Edison Inc.	724,512	42,326
PPL Corp.	1,430,381	40,422
Progress Energy Inc.	729,712	38,755
Public Service Enterprise Group Inc.	1,251,528	38,309
Sempra Energy	563,573	33,792
Edison International	765,635	32,547
Xcel Energy Inc.	1,199,613	31,754
Entergy Corp.	435,687	29,278
DTE Energy Co.	418,765	23,045
Wisconsin Energy Corp.	572,362	20,136
ONEOK Inc.	242,163	19,775
CenterPoint Energy Inc.	1,001,488	19,749
Ameren Corp.	599,498	19,532
NiSource Inc.	695,814	16,943
Northeast Utilities	438,193	16,266
American Water Works Co. Inc.	434,505	14,786
SCANA Corp.	304,909	13,907
CMS Energy Corp.	626,617	13,786
OGE Energy Corp.	242,751	12,987
Pinnacle West Capital Corp.	269,791	12,923
NSTAR	256,002	12,449
Alliant Energy Corp.	274,276	11,882
AGL Resources Inc.	288,438	11,312
Pepco Holdings Inc.	560,827	10,594
MDU Resources Group Inc.	466,487	10,445
Integrys Energy Group Inc.	193,739	10,266
NV Energy Inc.	583,914	9,413
* NRG Energy Inc.	568,092	8,902
TECO Energy Inc.	507,170	8,901
National Fuel Gas Co.	174,211	8,383
UGI Corp.	285,213	7,772
Aqua America Inc.	342,933	7,644
* Calpine Corp.	392,253	6,751
		1,133,003
Total Common Stocks (Cost $16,072,085)		16,823,188

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)

[1,2] Vanguard Market Liquidity Fund (Cost $22,329)	0.123%	22,329,411	22,329

Total Investments (100.2%) (Cost $16,094,414)			16,845,517
Other Assets and Liabilities-Net (-0.2%)[2]			(27,757)
Net Assets (100%)			16,817,760

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $10,463,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $11,299,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2012, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At March 31, 2012, the cost of investment securities for tax purposes was $16,094,414,000. Net unrealized appreciation of investment securities for tax purposes was $751,103,000, consisting of unrealized gains of $2,146,185,000 on securities that had risen in value since their purchase and $1,395,082,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Index Fund

Schedule of Investments
As of March 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (18.0%)
McDonald's Corp.	3,601,970	353,353
* Amazon.com Inc.	1,280,676	259,350
Comcast Corp. Class A	8,417,724	252,616
Ford Motor Co.	12,471,547	155,770
Starbucks Corp.	2,623,964	146,653
Lowe's Cos. Inc.	4,437,347	139,244
Home Depot Inc.	2,713,362	136,509
NIKE Inc. Class B	1,249,680	135,515
Target Corp.	2,245,983	130,873
* priceline.com Inc.	175,242	125,736
* DIRECTV Class A	2,483,831	122,552
News Corp. Class A	6,062,261	119,366
Yum! Brands Inc.	1,620,978	115,381
TJX Cos. Inc.	2,655,241	105,440
Walt Disney Co.	2,102,786	92,060
Time Warner Cable Inc.	1,123,338	91,552
Viacom Inc. Class B	1,762,913	83,668
Coach Inc.	1,027,229	79,384
Johnson Controls Inc.	2,395,091	77,793
Las Vegas Sands Corp.	1,289,595	74,242
CBS Corp. Class B	2,150,759	72,932
* Bed Bath & Beyond Inc.	861,190	56,640
McGraw-Hill Cos. Inc.	1,032,838	50,062
Ross Stores Inc.	813,875	47,286
* Chipotle Mexican Grill Inc. Class A	110,162	46,048
VF Corp.	310,725	45,360
Limited Brands Inc.	892,571	42,843
Kohl's Corp.	847,479	42,399
* O'Reilly Automotive Inc.	451,731	41,266
Harley-Davidson Inc.	817,913	40,143
* Dollar Tree Inc.	418,923	39,584
Starwood Hotels & Resorts Worldwide Inc.	687,595	38,787
Ralph Lauren Corp. Class A	215,782	37,617
Comcast Corp.	1,236,990	36,504
Marriott International Inc. Class A	943,773	35,722
Wynn Resorts Ltd.	285,996	35,715
Liberty Media Corp. - Liberty Capital Class A	382,350	33,704
* BorgWarner Inc.	386,239	32,575
Omnicom Group Inc.	631,232	31,972
* AutoZone Inc.	84,244	31,322
News Corp. Class B	1,546,012	30,889
* Sirius XM Radio Inc.	13,202,617	30,498
* Dollar General Corp.	642,338	29,676
Tiffany & Co.	425,589	29,421
Gap Inc.	1,117,231	29,204
* CarMax Inc.	797,005	27,616
* Lululemon Athletica Inc.	353,718	26,416
* Liberty Global Inc.	539,750	25,849
* Discovery Communications Inc. Class A	496,780	25,137

*	Fossil Inc.	187,343	24,726
	Tractor Supply Co.	249,990	22,639
	Advance Auto Parts Inc.	255,101	22,594
	PetSmart Inc.	392,886	22,481
	Family Dollar Stores Inc.	351,236	22,226
*	Netflix Inc.	185,230	21,309
*	Tempur-Pedic International Inc.	232,167	19,602
*	Discovery Communications Inc.	410,304	19,235
	PVH Corp.	214,093	19,125
	Polaris Industries Inc.	230,855	16,656
*	Liberty Global Inc. Class A	328,929	16,473
	Virgin Media Inc.	654,545	16,351
	Dick's Sporting Goods Inc.	337,080	16,207
	Ulta Salon Cosmetics & Fragrance Inc.	172,747	16,047
*	Apollo Group Inc. Class A	412,163	15,926
*	LKQ Corp.	490,470	15,288
	Abercrombie & Fitch Co.	307,016	15,231
	Scripps Networks Interactive Inc. Class A	308,454	15,019
	Tupperware Brands Corp.	201,940	12,823
*	Under Armour Inc. Class A	134,564	12,649
*	Urban Outfitters Inc.	433,698	12,625
*	TripAdvisor Inc.	350,154	12,490
	Gentex Corp.	505,403	12,382
	DISH Network Corp. Class A	365,511	12,036
	Expedia Inc.	340,113	11,373
	Cablevision Systems Corp. Class A	714,246	10,485
*	Charter Communications Inc. Class A	151,594	9,619
*	Deckers Outdoor Corp.	135,868	8,567
	Dunkin' Brands Group Inc.	275,347	8,291
^	Weight Watchers International Inc.	97,337	7,513
	DeVry Inc.	213,343	7,226
	Interpublic Group of Cos. Inc.	568,463	6,486
	International Game Technology	367,241	6,166
	Harman International Industries Inc.	123,429	5,778
	Hasbro Inc.	143,090	5,254
*	AutoNation Inc.	147,821	5,072
*	Goodyear Tire & Rubber Co.	430,671	4,832
*,^ ITT Educational Services Inc.		70,388	4,655
*	Lamar Advertising Co. Class A	142,723	4,626
	Williams-Sonoma Inc.	115,131	4,315
*	NVR Inc.	5,825	4,231
*	Hyatt Hotels Corp. Class A	78,739	3,364
	Washington Post Co. Class B	8,562	3,199
			4,423,436
Consumer Staples (11.5%)
	Philip Morris International Inc.	6,114,569	541,812
	Coca-Cola Co.	7,195,759	532,558
	Wal-Mart Stores Inc.	6,673,184	408,399
	PepsiCo Inc.	5,503,564	365,161
	Colgate-Palmolive Co.	1,703,794	166,597
	Costco Wholesale Corp.	1,525,533	138,518
	Walgreen Co.	3,090,220	103,491
	Mead Johnson Nutrition Co.	716,592	59,105
	Estee Lauder Cos. Inc. Class A	820,839	50,843
	Kroger Co.	1,997,007	48,388
	Kellogg Co.	884,966	47,461
	Whole Foods Market Inc.	537,073	44,684

General Mills Inc.	1,132,567	44,680
Hershey Co.	579,038	35,512
* Monster Beverage Corp.	521,041	32,351
Avon Products Inc.	1,516,412	29,358
Herbalife Ltd.	409,393	28,174
Sara Lee Corp.	1,284,104	27,647
Brown-Forman Corp. Class B	293,113	24,443
* Green Mountain Coffee Roasters Inc.	462,631	21,670
HJ Heinz Co.	394,516	21,126
Clorox Co.	301,898	20,756
* Energizer Holdings Inc.	235,483	17,468
Campbell Soup Co.	236,918	8,020
Hormel Foods Corp.	179,909	5,311
		2,823,533
Energy (8.1%)
Schlumberger Ltd.	4,724,635	330,394
Occidental Petroleum Corp.	2,857,707	272,139
National Oilwell Varco Inc.	1,491,964	118,566
Halliburton Co.	3,239,214	107,510
EOG Resources Inc.	946,426	105,148
El Paso Corp.	2,714,799	80,222
Anadarko Petroleum Corp.	876,479	68,663
Baker Hughes Inc.	1,536,459	64,439
Williams Cos. Inc.	2,074,795	63,924
* Cameron International Corp.	863,171	45,601
Pioneer Natural Resources Co.	386,046	43,079
* FMC Technologies Inc.	838,725	42,289
* Weatherford International Ltd.	2,669,937	40,289
Noble Energy Inc.	404,133	39,516
* Southwestern Energy Co.	1,226,155	37,520
* Concho Resources Inc.	346,736	35,395
Range Resources Corp.	567,575	32,999
Peabody Energy Corp.	953,536	27,614
Consol Energy Inc.	798,424	27,226
* Denbury Resources Inc.	1,378,528	25,131
EQT Corp.	499,727	24,092
HollyFrontier Corp.	736,517	23,679
Cabot Oil & Gas Corp.	735,672	22,931
* Whiting Petroleum Corp.	413,151	22,434
Core Laboratories NV	164,163	21,599
Oceaneering International Inc.	380,227	20,490
Helmerich & Payne Inc.	377,181	20,349
* Cobalt International Energy Inc.	646,047	19,401
Marathon Petroleum Corp.	439,229	19,045
QEP Resources Inc.	623,099	19,005
Noble Corp.	459,756	17,227
Diamond Offshore Drilling Inc.	244,628	16,329
SM Energy Co.	225,290	15,944
^ Kinder Morgan Inc.	390,665	15,099
* Superior Energy Services Inc.	547,149	14,423
Sunoco Inc.	375,944	14,342
* Plains Exploration & Production Co.	322,607	13,759
* Continental Resources Inc.	158,850	13,633
* WPX Energy Inc.	691,456	12,453
* Dresser-Rand Group Inc.	264,946	12,291
* Ultra Petroleum Corp.	538,070	12,177
Kinder Morgan Management LLC	155,677	11,618

* SandRidge Energy Inc.	1,306,768	10,232
		2,000,216
Financials (5.0%)
American Express Co.	3,679,780	212,912
Simon Property Group Inc.	1,034,189	150,661
* Berkshire Hathaway Inc. Class B	1,117,619	90,695
* American Tower Corporation	1,383,540	87,191
Public Storage	511,803	70,716
Franklin Resources Inc.	543,357	67,392
T. Rowe Price Group Inc.	889,328	58,073
Ventas Inc.	1,013,478	57,870
Charles Schwab Corp.	3,800,023	54,606
Boston Properties Inc.	519,675	54,561
Weyerhaeuser Co.	1,888,273	41,391
Northern Trust Corp.	763,453	36,226
* IntercontinentalExchange Inc.	255,713	35,140
* CBRE Group Inc. Class A	1,039,013	20,739
* Arch Capital Group Ltd.	472,580	17,599
Aon Corp.	358,680	17,597
* MSCI Inc. Class A	424,348	15,620
TD Ameritrade Holding Corp.	773,722	15,273
Host Hotels & Resorts Inc.	870,721	14,297
Eaton Vance Corp.	411,936	11,773
Federal Realty Investment Trust	111,712	10,813
SEI Investments Co.	503,711	10,422
Moody's Corp.	246,303	10,369
Brown & Brown Inc.	429,357	10,210
Digital Realty Trust Inc.	129,270	9,562
CBOE Holdings Inc.	316,763	9,002
Jones Lang LaSalle Inc.	99,506	8,290
* Affiliated Managers Group Inc.	63,510	7,101
Leucadia National Corp.	256,369	6,691
Essex Property Trust Inc.	42,109	6,380
* First Republic Bank	192,982	6,357
Erie Indemnity Co. Class A	50,849	3,963
* TFS Financial Corp.	326,504	3,102
		1,232,594
Health Care (9.5%)
UnitedHealth Group Inc.	3,752,615	221,179
* Gilead Sciences Inc.	2,644,175	129,168
Amgen Inc.	1,815,652	123,446
* Celgene Corp.	1,562,735	121,143
Baxter International Inc.	1,984,947	118,660
Allergan Inc.	1,073,741	102,467
* Biogen Idec Inc.	812,346	102,331
* Medco Health Solutions Inc.	1,362,815	95,806
* Express Scripts Inc.	1,623,564	87,965
McKesson Corp.	864,371	75,866
Thermo Fisher Scientific Inc.	1,331,629	75,077
* Intuitive Surgical Inc.	137,262	74,362
* Alexion Pharmaceuticals Inc.	651,708	60,518
Becton Dickinson and Co.	756,376	58,733
Stryker Corp.	1,010,245	56,048
Agilent Technologies Inc.	1,222,213	54,401
St. Jude Medical Inc.	1,122,859	49,754
Zimmer Holdings Inc.	630,654	40,538

* Cerner Corp.	506,830	38,600
AmerisourceBergen Corp. Class A	909,392	36,085
* Mylan Inc.	1,501,394	35,208
Quest Diagnostics Inc.	555,321	33,958
* Laboratory Corp. of America Holdings	348,808	31,930
* Life Technologies Corp.	627,265	30,623
Perrigo Co.	295,183	30,495
* Vertex Pharmaceuticals Inc.	734,195	30,109
CR Bard Inc.	302,075	29,821
* Regeneron Pharmaceuticals Inc.	254,673	29,700
* DaVita Inc.	329,246	29,688
* Waters Corp.	315,364	29,222
* Edwards Lifesciences Corp.	401,551	29,205
* Varian Medical Systems Inc.	396,178	27,320
Humana Inc.	287,757	26,612
* Henry Schein Inc.	318,050	24,070
* Illumina Inc.	427,497	22,491
* Mettler-Toledo International Inc.	111,159	20,537
DENTSPLY International Inc.	498,293	19,996
* IDEXX Laboratories Inc.	197,628	17,283
* Forest Laboratories Inc.	470,401	16,318
* ResMed Inc.	518,100	16,014
HCA Holdings Inc.	615,085	15,217
Patterson Cos. Inc.	333,679	11,145
* Allscripts Healthcare Solutions Inc.	667,787	11,085
* Gen-Probe Inc.	163,794	10,877
* CareFusion Corp.	395,589	10,258
* Covance Inc.	214,108	10,198
* Warner Chilcott plc Class A	491,990	8,270
* Bio-Rad Laboratories Inc. Class A	68,722	7,126
* Human Genome Sciences Inc.	699,750	5,766
		2,342,689
Industrials (11.9%)
Caterpillar Inc.	2,276,209	242,462
3M Co.	2,343,737	209,085
United Parcel Service Inc. Class B	2,547,289	205,617
Boeing Co.	2,485,472	184,845
Union Pacific Corp.	1,700,483	182,768
Emerson Electric Co.	2,590,035	135,148
Deere & Co.	1,457,094	117,879
Danaher Corp.	2,053,679	115,006
FedEx Corp.	1,060,792	97,550
Tyco International Ltd.	1,626,218	91,361
Precision Castparts Corp.	507,549	87,755
Norfolk Southern Corp.	1,254,668	82,595
CSX Corp.	3,696,036	79,539
Cummins Inc.	644,893	77,413
Goodrich Corp.	440,808	55,295
Honeywell International Inc.	905,344	55,271
Fastenal Co.	987,225	53,409
PACCAR Inc.	1,134,892	53,147
WW Grainger Inc.	208,698	44,830
Lockheed Martin Corp.	484,015	43,494
Rockwell Automation Inc.	499,541	39,813
CH Robinson Worldwide Inc.	577,947	37,850
Fluor Corp.	597,230	35,858
Expeditors International of Washington Inc.	746,388	34,714

Roper Industries Inc.	339,602	33,675
Republic Services Inc. Class A	1,042,933	31,872
Rockwell Collins Inc.	532,690	30,662
* Kansas City Southern	386,616	27,716
AMETEK Inc.	563,584	27,339
Textron Inc.	979,226	27,252
Joy Global Inc.	369,913	27,189
* Stericycle Inc.	284,758	23,817
* Verisk Analytics Inc. Class A	489,579	22,995
Dover Corp.	326,246	20,534
* Jacobs Engineering Group Inc.	450,985	20,010
* TransDigm Group Inc.	168,457	19,501
JB Hunt Transport Services Inc.	328,687	17,871
Donaldson Co. Inc.	495,755	17,713
Xylem Inc.	617,633	17,139
* AGCO Corp.	342,060	16,149
* BE Aerospace Inc.	345,153	16,039
Dun & Bradstreet Corp.	171,156	14,502
Iron Mountain Inc.	489,981	14,111
* IHS Inc. Class A	148,818	13,937
MSC Industrial Direct Co. Inc. Class A	163,275	13,598
Waste Connections Inc.	412,285	13,412
* Nielsen Holdings NV	444,448	13,396
Pall Corp.	202,659	12,085
Gardner Denver Inc.	178,242	11,233
* Sensata Technologies Holding NV	309,914	10,376
* Babcock & Wilcox Co.	394,927	10,169
* Copart Inc.	389,554	10,156
* Navistar International Corp.	242,757	9,819
* Foster Wheeler AG	411,743	9,371
Flowserve Corp.	68,549	7,918
Robert Half International Inc.	239,152	7,246
Masco Corp.	443,651	5,932
		2,937,438
Information Technology (32.3%)
* Apple Inc.	3,271,766	1,961,326
International Business Machines Corp.	4,149,052	865,700
* Google Inc. Class A	901,186	577,876
Microsoft Corp.	17,323,622	558,687
Oracle Corp.	14,206,678	414,267
QUALCOMM Inc.	5,917,459	402,506
Cisco Systems Inc.	18,924,447	400,252
Visa Inc. Class A	1,835,873	216,633
* EMC Corp.	7,181,151	214,573
Mastercard Inc. Class A	384,496	161,696
* eBay Inc.	4,089,989	150,880
Accenture plc Class A	2,256,172	145,523
Automatic Data Processing Inc.	1,720,297	94,943
Texas Instruments Inc.	2,614,563	87,875
* Cognizant Technology Solutions Corp. Class A	1,063,443	81,832
* Salesforce.com Inc.	454,758	70,265
Broadcom Corp. Class A	1,710,782	67,234
Intuit Inc.	995,063	59,833
* Adobe Systems Inc.	1,728,072	59,290
* NetApp Inc.	1,296,873	58,061
* Citrix Systems Inc.	656,469	51,802
* Symantec Corp.	2,594,914	48,525

* Dell Inc.	2,845,882	47,242
Altera Corp.	1,129,460	44,975
Analog Devices Inc.	1,048,866	42,374
* Juniper Networks Inc.	1,851,594	42,364
* Yahoo! Inc.	2,696,119	41,035
* Red Hat Inc.	678,783	40,652
* Teradata Corp.	589,273	40,159
* Motorola Mobility Holdings Inc.	1,001,630	39,304
Western Union Co.	2,179,525	38,360
* F5 Networks Inc.	279,733	37,753
Amphenol Corp. Class A	583,444	34,872
* Fiserv Inc.	495,770	34,401
* VMware Inc. Class A	300,973	33,820
* Autodesk Inc.	797,668	33,757
Xilinx Inc.	923,928	33,659
Avago Technologies Ltd.	777,749	30,309
* Marvell Technology Group Ltd.	1,812,390	28,509
Linear Technology Corp.	801,746	27,019
* Equinix Inc.	166,840	26,269
* BMC Software Inc.	599,132	24,061
* Trimble Navigation Ltd.	434,050	23,621
Activision Blizzard Inc.	1,812,548	23,237
* Akamai Technologies Inc.	631,877	23,190
* Alliance Data Systems Corp.	175,984	22,167
* Nuance Communications Inc.	847,423	21,677
* Rackspace Hosting Inc.	369,279	21,341
* ANSYS Inc.	325,315	21,152
* SanDisk Corp.	422,871	20,970
VeriSign Inc.	532,249	20,406
* Informatica Corp.	374,297	19,800
* Electronic Arts Inc.	1,167,289	19,237
* VeriFone Systems Inc.	370,755	19,231
* Skyworks Solutions Inc.	661,340	18,286
* TIBCO Software Inc.	580,758	17,713
* NVIDIA Corp.	1,075,442	16,551
* Atmel Corp.	1,629,581	16,068
* MICROS Systems Inc.	282,041	15,594
Factset Research Systems Inc.	151,113	14,966
* Riverbed Technology Inc.	518,323	14,554
FLIR Systems Inc.	549,365	13,904
Global Payments Inc.	275,747	13,090
* Rovi Corp.	388,342	12,641
Paychex Inc.	402,087	12,461
* Cree Inc.	387,708	12,263
* Polycom Inc.	623,979	11,899
Solera Holdings Inc.	249,565	11,453
* Dolby Laboratories Inc. Class A	181,174	6,895
* Lam Research Corp.	147,336	6,574
* LinkedIn Corp. Class A	64,093	6,537
* Flextronics International Ltd.	879,200	6,357
* Acme Packet Inc.	200,803	5,526
* First Solar Inc.	128,655	3,223
* Freescale Semiconductor Holdings I Ltd.	172,977	2,662
		7,965,719
Materials (3.1%)
Monsanto Co.	1,884,734	150,326
Praxair Inc.	1,055,152	120,963

Newmont Mining Corp.		1,741,858	89,305
Ecolab Inc.		1,056,649	65,216
Mosaic Co.		1,076,835	59,538
Air Products & Chemicals Inc.		370,352	33,998
Sherwin-Williams Co.		310,418	33,733
Sigma-Aldrich Corp.		423,943	30,973
FMC Corp.		248,012	26,255
PPG Industries Inc.		271,732	26,032
Celanese Corp. Class A		549,430	25,373
Ball Corp.		544,153	23,333
* Crown Holdings Inc.		532,090	19,597
Albemarle Corp.		296,829	18,973
CF Industries Holdings Inc.		80,580	14,718
Cliffs Natural Resources Inc.		176,215	12,205
Walter Energy Inc.		142,834	8,457
Scotts Miracle-Gro Co. Class A		150,281	8,139
*,^ Molycorp Inc.		206,873	6,999
			774,133
Telecommunication Services (0.4%)
* Crown Castle International Corp.		1,001,471	53,418
* SBA Communications Corp. Class A		407,472	20,704
* NII Holdings Inc.		603,067	11,042
* Level 3 Communications Inc.		356,580	9,175
* MetroPCS Communications Inc.		892,389	8,049
			102,388
Utilities (0.2%)
* AES Corp.		2,296,643	30,017
* Calpine Corp.		558,422	9,611
			39,628
Total Common Stocks (Cost $17,963,666)			24,641,774
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost
$35,904)	0.123%	35,904,319	35,904

Total Investments (100.1%) (Cost $17,999,570)			24,677,678
Other Assets and Liabilities-Net (-0.1%)[2]			(34,319)
Net Assets (100%)			24,643,359

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $28,309,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $29,347,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but

Growth Index Fund

after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2012, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At March 31, 2012, the cost of investment securities for tax purposes was $17,999,570,000. Net unrealized appreciation of investment securities for tax purposes was $6,678,108,000, consisting of unrealized gains of $7,191,087,000 on securities that had risen in value since their purchase and $512,979,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Large-Cap Index Fund

Schedule of Investments
As of March 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (11.7%)
McDonald's Corp.	431,406	42,321
Home Depot Inc.	649,848	32,694
Walt Disney Co.	719,469	31,498
* Amazon.com Inc.	153,361	31,057
Comcast Corp. Class A	870,352	26,119
Ford Motor Co.	1,493,558	18,655
Starbucks Corp.	314,147	17,558
News Corp. Class A	867,351	17,078
Lowe's Cos. Inc.	531,517	16,679
NIKE Inc. Class B	149,639	16,227
Time Warner Inc.	421,838	15,924
Target Corp.	268,868	15,667
* priceline.com Inc.	20,985	15,057
* DIRECTV Class A	297,382	14,673
Yum! Brands Inc.	194,065	13,814
TJX Cos. Inc.	317,905	12,624
Time Warner Cable Inc.	134,533	10,964
Viacom Inc. Class B	211,166	10,022
Coach Inc.	123,082	9,512
Johnson Controls Inc.	286,742	9,313
Las Vegas Sands Corp.	154,440	8,891
CBS Corp. Class B	257,684	8,738
* General Motors Co.	329,653	8,456
Comcast Corp.	285,801	8,434
Macy's Inc.	177,425	7,049
* Bed Bath & Beyond Inc.	103,211	6,788
Carnival Corp.	188,246	6,039
McGraw-Hill Cos. Inc.	123,622	5,992
Omnicom Group Inc.	116,193	5,885
Ross Stores Inc.	97,539	5,667
* Chipotle Mexican Grill Inc. Class A	13,184	5,511
VF Corp.	37,223	5,434
Limited Brands Inc.	106,804	5,127
Kohl's Corp.	101,415	5,074
* O'Reilly Automotive Inc.	54,088	4,941
Harley-Davidson Inc.	97,920	4,806
Mattel Inc.	142,643	4,801
Staples Inc.	294,636	4,767
* Dollar Tree Inc.	50,268	4,750
Starwood Hotels & Resorts Worldwide Inc.	82,264	4,641
* Liberty Interactive Corp. Class A	236,391	4,513
Ralph Lauren Corp. Class A	25,831	4,503
Wynn Resorts Ltd.	34,256	4,278
Marriott International Inc. Class A	112,957	4,275
Genuine Parts Co.	65,618	4,118
Liberty Media Corp. - Liberty Capital Class A	45,834	4,040
Nordstrom Inc.	70,826	3,946
* BorgWarner Inc.	46,322	3,907
* AutoZone Inc.	10,088	3,751

* Sirius XM Radio Inc.	1,579,554	3,649
* Dollar General Corp.	76,851	3,551
Tiffany & Co.	50,995	3,525
Gap Inc.	133,699	3,495
* CarMax Inc.	95,459	3,308
* Lululemon Athletica Inc.	42,412	3,167
Best Buy Co. Inc.	129,728	3,072
Wyndham Worldwide Corp.	64,896	3,018
* Discovery Communications Inc. Class A	59,572	3,014
Virgin Media Inc.	120,466	3,009
* Fossil Inc.	22,411	2,958
* Liberty Global Inc. Class A	58,377	2,924
DISH Network Corp. Class A	87,625	2,886
Darden Restaurants Inc.	55,530	2,841
Tractor Supply Co.	29,979	2,715
Advance Auto Parts Inc.	30,524	2,704
PetSmart Inc.	47,093	2,695
Family Dollar Stores Inc.	42,104	2,664
* Netflix Inc.	22,199	2,554
Autoliv Inc.	37,577	2,520
Whirlpool Corp.	32,181	2,473
JC Penney Co. Inc.	67,489	2,391
* Tempur-Pedic International Inc.	27,805	2,348
* Liberty Global Inc.	48,224	2,309
* Discovery Communications Inc.	49,178	2,305
Garmin Ltd.	49,006	2,301
PVH Corp.	25,646	2,291
Interpublic Group of Cos. Inc.	194,311	2,217
Newell Rubbermaid Inc.	122,006	2,173
H&R Block Inc.	129,052	2,126
International Game Technology	125,083	2,100
* TRW Automotive Holdings Corp.	44,471	2,066
Lear Corp.	43,222	2,009
Polaris Industries Inc.	27,616	1,993
* MGM Resorts International	143,854	1,959
Dick's Sporting Goods Inc.	40,307	1,938
Ulta Salon Cosmetics & Fragrance Inc.	20,686	1,922
* Apollo Group Inc. Class A	49,356	1,907
* LKQ Corp.	58,553	1,825
DR Horton Inc.	120,186	1,823
Abercrombie & Fitch Co.	36,666	1,819
Scripps Networks Interactive Inc. Class A	36,976	1,800
Hasbro Inc.	48,919	1,796
Lennar Corp. Class A	65,421	1,778
Royal Caribbean Cruises Ltd.	59,342	1,746
* Mohawk Industries Inc.	24,575	1,635
Gannett Co. Inc.	100,494	1,541
Tupperware Brands Corp.	24,178	1,535
* Toll Brothers Inc.	63,372	1,520
* Under Armour Inc. Class A	16,158	1,519
* Urban Outfitters Inc.	51,974	1,513
* TripAdvisor Inc.	41,843	1,493
Gentex Corp.	60,341	1,478
Williams-Sonoma Inc.	39,381	1,476
* NVR Inc.	1,994	1,448
Harman International Industries Inc.	29,488	1,380
Expedia Inc.	40,737	1,362

	Leggett & Platt Inc.	58,864	1,354
*	PulteGroup Inc.	144,703	1,281
	GameStop Corp. Class A	58,501	1,278
	American Eagle Outfitters Inc.	73,295	1,260
	Cablevision Systems Corp. Class A	85,709	1,258
*,^ Sears Holdings Corp.		17,979	1,191
*	Charter Communications Inc. Class A	18,220	1,156
*	Goodyear Tire & Rubber Co.	102,813	1,154
*	Deckers Outdoor Corp.	16,277	1,026
	Dunkin' Brands Group Inc.	32,956	992
^	Weight Watchers International Inc.	11,621	897
	DeVry Inc.	25,637	868
	News Corp. Class B	43,357	866
	Guess? Inc.	27,446	858
*	Lamar Advertising Co. Class A	26,239	850
*	Hyatt Hotels Corp. Class A	18,899	807
	Washington Post Co. Class B	2,064	771
*	AutoNation Inc.	17,549	602
*	ITT Educational Services Inc.	8,442	558
			685,189
Consumer Staples (10.2%)
	Procter & Gamble Co.	1,159,822	77,952
	Philip Morris International Inc.	732,215	64,882
	Coca-Cola Co.	861,635	63,770
	Wal-Mart Stores Inc.	799,091	48,904
	PepsiCo Inc.	659,073	43,729
	Kraft Foods Inc.	707,503	26,892
	Altria Group Inc.	866,929	26,762
	CVS Caremark Corp.	548,771	24,585
	Colgate-Palmolive Co.	203,965	19,944
	Costco Wholesale Corp.	182,676	16,587
	Walgreen Co.	369,964	12,390
	Kimberly-Clark Corp.	166,122	12,275
	General Mills Inc.	271,198	10,699
	Archer-Daniels-Midland Co.	281,502	8,912
	Sysco Corp.	248,810	7,429
	Lorillard Inc.	56,914	7,369
	HJ Heinz Co.	134,997	7,229
	Mead Johnson Nutrition Co.	85,740	7,072
	Reynolds American Inc.	147,307	6,104
	Estee Lauder Cos. Inc. Class A	98,220	6,084
	Kroger Co.	238,923	5,789
	Kellogg Co.	105,915	5,680
	Whole Foods Market Inc.	64,347	5,354
	Sara Lee Corp.	236,424	5,090
	ConAgra Foods Inc.	174,637	4,586
	Hershey Co.	69,326	4,252
	Bunge Ltd.	61,325	4,197
	JM Smucker Co.	48,042	3,909
*	Monster Beverage Corp.	62,393	3,874
	Clorox Co.	55,605	3,823
	Coca-Cola Enterprises Inc.	131,427	3,759
	Dr Pepper Snapple Group Inc.	90,311	3,631
	Avon Products Inc.	181,531	3,514
	Beam Inc.	59,025	3,457
	Herbalife Ltd.	49,034	3,375
	Molson Coors Brewing Co. Class B	66,603	3,014

Church & Dwight Co. Inc.	60,456	2,974
Brown-Forman Corp. Class B	35,211	2,936
Safeway Inc.	143,240	2,895
McCormick & Co. Inc.	50,731	2,761
Campbell Soup Co.	80,827	2,736
* Green Mountain Coffee Roasters Inc.	55,494	2,599
Tyson Foods Inc. Class A	126,296	2,419
* Energizer Holdings Inc.	28,203	2,092
Hormel Foods Corp.	61,508	1,816
* Constellation Brands Inc. Class A	75,447	1,780
* Ralcorp Holdings Inc.	23,180	1,717
* Smithfield Foods Inc.	62,143	1,369
* Dean Foods Co.	77,227	935
		595,903
Energy (11.2%)
Exxon Mobil Corp.	2,020,405	175,230
Chevron Corp.	839,453	90,023
ConocoPhillips	531,701	40,415
Schlumberger Ltd.	565,804	39,567
Occidental Petroleum Corp.	342,125	32,580
Anadarko Petroleum Corp.	209,941	16,447
Apache Corp.	161,896	16,261
National Oilwell Varco Inc.	178,642	14,197
Halliburton Co.	387,768	12,870
EOG Resources Inc.	113,394	12,598
Devon Energy Corp.	161,709	11,501
El Paso Corp.	324,932	9,602
Marathon Oil Corp.	296,569	9,401
Spectra Energy Corp.	274,076	8,647
Baker Hughes Inc.	183,974	7,716
Williams Cos. Inc.	248,602	7,659
Hess Corp.	128,945	7,601
Noble Energy Inc.	74,591	7,293
Marathon Petroleum Corp.	150,138	6,510
Chesapeake Energy Corp.	277,670	6,434
Valero Energy Corp.	235,738	6,075
* Cameron International Corp.	103,285	5,456
Pioneer Natural Resources Co.	46,255	5,162
* FMC Technologies Inc.	100,373	5,061
* Weatherford International Ltd.	319,411	4,820
* Southwestern Energy Co.	146,779	4,491
Murphy Oil Corp.	77,567	4,365
* Concho Resources Inc.	41,650	4,252
Noble Corp.	110,050	4,124
Range Resources Corp.	67,980	3,952
Peabody Energy Corp.	114,195	3,307
CONSOL Energy Inc.	95,679	3,263
* Denbury Resources Inc.	165,025	3,008
EQT Corp.	59,845	2,885
HollyFrontier Corp.	88,236	2,837
Kinder Morgan Management LLC	37,326	2,786
Cabot Oil & Gas Corp.	88,169	2,748
Cimarex Energy Co.	36,250	2,736
* Whiting Petroleum Corp.	49,497	2,688
Core Laboratories NV	19,628	2,582
* Plains Exploration & Production Co.	59,545	2,540
Oceaneering International Inc.	45,563	2,455

Helmerich & Payne Inc.	45,093	2,433
* Cobalt International Energy Inc.	77,402	2,324
QEP Resources Inc.	74,731	2,279
* Nabors Industries Ltd.	121,430	2,124
* Newfield Exploration Co.	56,568	1,962
Diamond Offshore Drilling Inc.	29,236	1,951
SM Energy Co.	26,936	1,906
^ Kinder Morgan Inc.	46,597	1,801
* Rowan Cos. Inc.	52,773	1,738
* Superior Energy Services Inc.	65,264	1,720
Sunoco Inc.	45,075	1,720
* Continental Resources Inc.	18,964	1,627
* Tesoro Corp.	58,821	1,579
Energen Corp.	30,318	1,490
* WPX Energy Inc.	82,500	1,486
* Dresser-Rand Group Inc.	31,834	1,477
* Ultra Petroleum Corp.	64,247	1,454
* Alpha Natural Resources Inc.	92,886	1,413
* McDermott International Inc.	98,775	1,265
* SandRidge Energy Inc.	155,871	1,220
Patterson-UTI Energy Inc.	65,505	1,133
Arch Coal Inc.	89,202	955
		651,202
Financials (14.9%)
JPMorgan Chase & Co.	1,601,684	73,645
Wells Fargo & Co.	2,111,771	72,096
Citigroup Inc.	1,232,481	45,047
Bank of America Corp.	4,272,493	40,888
* Berkshire Hathaway Inc. Class B	382,482	31,038
American Express Co.	440,706	25,499
US Bancorp	804,574	25,489
Goldman Sachs Group Inc.	197,155	24,520
Simon Property Group Inc.	123,854	18,043
MetLife Inc.	445,740	16,648
PNC Financial Services Group Inc.	221,746	14,300
Prudential Financial Inc.	198,115	12,559
Bank of New York Mellon Corp.	511,052	12,332
Morgan Stanley	609,119	11,963
Capital One Financial Corp.	210,028	11,707
* American Tower Corporation	165,633	10,438
ACE Ltd.	141,944	10,390
Travelers Cos. Inc.	173,989	10,300
State Street Corp.	207,387	9,436
BB&T Corp.	293,734	9,220
Aflac Inc.	196,800	9,051
BlackRock Inc.	43,951	9,006
Public Storage	61,332	8,474
Chubb Corp.	117,242	8,103
Franklin Resources Inc.	65,063	8,070
Equity Residential	125,036	7,830
Discover Financial Services	231,697	7,725
CME Group Inc.	26,583	7,691
Marsh & McLennan Cos. Inc.	226,968	7,442
Allstate Corp.	212,992	7,012
* American International Group Inc.	226,590	6,986
Prologis Inc.	193,283	6,962
T. Rowe Price Group Inc.	106,557	6,958

Ventas Inc.	121,263	6,924
HCP Inc.	171,910	6,784
Boston Properties Inc.	62,264	6,537
Charles Schwab Corp.	454,662	6,534
Annaly Capital Management Inc.	408,552	6,463
Aon Corp.	122,694	6,019
Vornado Realty Trust	69,942	5,889
Progressive Corp.	246,743	5,720
AvalonBay Communities Inc.	40,122	5,671
SunTrust Banks Inc.	226,193	5,467
Ameriprise Financial Inc.	95,376	5,449
Fifth Third Bancorp	387,361	5,442
Loews Corp.	133,674	5,330
Invesco Ltd.	189,997	5,067
Weyerhaeuser Co.	225,907	4,952
Host Hotels & Resorts Inc.	297,468	4,884
Health Care REIT Inc.	88,598	4,869
Northern Trust Corp.	91,384	4,336
* IntercontinentalExchange Inc.	30,583	4,203
M&T Bank Corp.	47,710	4,145
Regions Financial Corp.	594,936	3,921
Principal Financial Group Inc.	128,586	3,795
Hartford Financial Services Group Inc.	178,401	3,761
American Capital Agency Corp.	122,596	3,621
Moody's Corp.	84,238	3,546
KeyCorp	401,516	3,413
SLM Corp.	214,139	3,375
Lincoln National Corp.	127,051	3,349
* CIT Group Inc.	80,422	3,317
NYSE Euronext	110,516	3,317
Kimco Realty Corp.	171,554	3,304
Digital Realty Trust Inc.	44,314	3,278
Macerich Co.	55,699	3,217
Unum Group	123,189	3,016
General Growth Properties Inc.	177,296	3,012
XL Group plc Class A	135,175	2,932
Plum Creek Timber Co. Inc.	68,072	2,829
SL Green Realty Corp.	36,399	2,823
Comerica Inc.	83,736	2,710
Federal Realty Investment Trust	26,875	2,601
New York Community Bancorp Inc.	184,583	2,568
* CBRE Group Inc. Class A	124,630	2,488
UDR Inc.	92,412	2,468
Willis Group Holdings plc	69,612	2,435
* Affiliated Managers Group Inc.	21,687	2,425
Huntington Bancshares Inc.	364,576	2,352
Leucadia National Corp.	87,764	2,291
Rayonier Inc.	51,266	2,260
Cincinnati Financial Corp.	64,877	2,239
Essex Property Trust Inc.	14,416	2,184
Realty Income Corp.	56,290	2,180
Camden Property Trust	32,818	2,158
Torchmark Corp.	43,018	2,144
Everest Re Group Ltd.	22,761	2,106
* Arch Capital Group Ltd.	56,431	2,101
People's United Financial Inc.	151,944	2,012
Alexandria Real Estate Equities Inc.	26,118	1,910

* MSCI Inc. Class A	50,687	1,866
PartnerRe Ltd.	27,105	1,840
Reinsurance Group of America Inc. Class A	30,893	1,837
TD Ameritrade Holding Corp.	92,647	1,829
Raymond James Financial Inc.	48,637	1,777
WR Berkley Corp.	49,151	1,775
Alleghany Corp.	5,341	1,758
Liberty Property Trust	48,827	1,744
* Markel Corp.	3,865	1,735
Axis Capital Holdings Ltd.	52,204	1,732
* Genworth Financial Inc. Class A	206,239	1,716
Regency Centers Corp.	37,816	1,682
Zions Bancorporation	77,451	1,662
RenaissanceRe Holdings Ltd.	21,763	1,648
Fidelity National Financial Inc. Class A	87,904	1,585
Assurant Inc.	38,846	1,573
Legg Mason Inc.	56,090	1,567
Jones Lang LaSalle Inc.	18,355	1,529
Duke Realty Corp.	106,302	1,524
Ares Capital Corp.	92,236	1,508
Hudson City Bancorp Inc.	199,558	1,459
Eaton Vance Corp.	49,196	1,406
HCC Insurance Holdings Inc.	45,074	1,405
Hospitality Properties Trust	51,993	1,376
White Mountains Insurance Group Ltd.	2,735	1,372
DDR Corp.	93,160	1,360
* NASDAQ OMX Group Inc.	52,132	1,350
Cullen/Frost Bankers Inc.	23,155	1,347
Commerce Bancshares Inc.	32,618	1,322
Piedmont Office Realty Trust Inc. Class A	72,634	1,289
Weingarten Realty Investors	48,314	1,277
SEI Investments Co.	60,416	1,250
Chimera Investment Corp.	431,850	1,222
Brown & Brown Inc.	51,291	1,220
American Financial Group Inc.	31,063	1,198
* First Republic Bank	35,405	1,166
First Horizon National Corp.	110,804	1,150
Assured Guaranty Ltd.	69,061	1,141
Old Republic International Corp.	103,519	1,092
CBOE Holdings Inc.	37,822	1,075
City National Corp.	20,158	1,058
Jefferies Group Inc.	54,756	1,032
Erie Indemnity Co. Class A	12,193	950
Validus Holdings Ltd.	27,077	838
BOK Financial Corp.	11,405	642
* LPL Investment Holdings Inc.	11,614	441
* TFS Financial Corp.	38,892	369
		865,705
Health Care (11.3%)
Johnson & Johnson	1,151,192	75,933
Pfizer Inc.	3,240,225	73,423
Merck & Co. Inc.	1,284,846	49,338
Abbott Laboratories	656,737	40,251
UnitedHealth Group Inc.	449,272	26,480
Bristol-Myers Squibb Co.	714,369	24,110
Amgen Inc.	334,436	22,738
Eli Lilly & Co.	439,124	17,683

Medtronic Inc.	445,023	17,440
* Gilead Sciences Inc.	316,572	15,465
* Celgene Corp.	187,134	14,507
Baxter International Inc.	237,646	14,206
Allergan Inc.	128,586	12,271
* Biogen Idec Inc.	97,347	12,263
* Medco Health Solutions Inc.	163,189	11,472
Covidien plc	203,395	11,122
WellPoint Inc.	146,601	10,819
* Express Scripts Inc.	194,394	10,532
McKesson Corp.	103,562	9,090
Thermo Fisher Scientific Inc.	159,416	8,988
* Intuitive Surgical Inc.	16,435	8,904
Aetna Inc.	152,751	7,662
* Alexion Pharmaceuticals Inc.	77,996	7,243
Becton Dickinson and Co.	90,689	7,042
Stryker Corp.	121,045	6,716
Agilent Technologies Inc.	146,250	6,510
Humana Inc.	68,880	6,370
Cardinal Health Inc.	145,557	6,275
St. Jude Medical Inc.	134,374	5,954
Cigna Corp.	120,284	5,924
Zimmer Holdings Inc.	75,466	4,851
* Cerner Corp.	60,705	4,623
AmerisourceBergen Corp. Class A	108,819	4,318
* Mylan Inc.	179,657	4,213
Quest Diagnostics Inc.	66,585	4,072
* Forest Laboratories Inc.	112,589	3,906
* Laboratory Corp. of America Holdings	41,896	3,835
* Boston Scientific Corp.	623,926	3,731
* Life Technologies Corp.	75,138	3,668
Perrigo Co.	35,379	3,655
* Vertex Pharmaceuticals Inc.	87,900	3,605
* Watson Pharmaceuticals Inc.	53,631	3,596
CR Bard Inc.	36,273	3,581
* Regeneron Pharmaceuticals Inc.	30,530	3,560
* DaVita Inc.	39,463	3,558
* Waters Corp.	37,758	3,499
* Edwards Lifesciences Corp.	48,059	3,495
* Varian Medical Systems Inc.	47,480	3,274
* Henry Schein Inc.	38,066	2,881
* Illumina Inc.	51,218	2,695
* Hospira Inc.	69,270	2,590
* Mettler-Toledo International Inc.	13,351	2,467
* CareFusion Corp.	94,743	2,457
DENTSPLY International Inc.	59,755	2,398
* Hologic Inc.	111,092	2,394
Coventry Health Care Inc.	60,897	2,166
* IDEXX Laboratories Inc.	23,619	2,065
* ResMed Inc.	62,097	1,919
* Endo Pharmaceuticals Holdings Inc.	49,135	1,903
HCA Holdings Inc.	73,353	1,815
Omnicare Inc.	48,215	1,715
Universal Health Services Inc. Class B	37,669	1,579
Patterson Cos. Inc.	40,074	1,338
* Allscripts Healthcare Solutions Inc.	79,644	1,322
* Gen-Probe Inc.	19,661	1,306

* Covance Inc.	25,583	1,218
* Warner Chilcott plc Class A	58,759	988
Lincare Holdings Inc.	37,128	961
* Alere Inc.	34,365	894
* Bio-Rad Laboratories Inc. Class A	8,207	851
* Human Genome Sciences Inc.	83,509	688
		656,381
Industrials (10.4%)
General Electric Co.	4,450,166	89,315
United Technologies Corp.	362,945	30,103
Caterpillar Inc.	272,534	29,030
3M Co.	280,624	25,034
United Parcel Service Inc. Class B	304,992	24,619
Boeing Co.	297,601	22,133
Union Pacific Corp.	203,659	21,889
Honeywell International Inc.	309,655	18,904
Emerson Electric Co.	310,068	16,179
Deere & Co.	174,519	14,119
Danaher Corp.	245,897	13,770
FedEx Corp.	127,082	11,686
Tyco International Ltd.	194,699	10,938
Precision Castparts Corp.	60,797	10,512
Illinois Tool Works Inc.	183,296	10,470
Lockheed Martin Corp.	115,997	10,423
Norfolk Southern Corp.	150,278	9,893
CSX Corp.	442,427	9,521
General Dynamics Corp.	127,621	9,365
Cummins Inc.	77,211	9,268
Raytheon Co.	145,965	7,704
Eaton Corp.	133,738	6,664
Goodrich Corp.	52,856	6,630
Waste Management Inc.	184,344	6,445
Fastenal Co.	118,144	6,392
Northrop Grumman Corp.	104,530	6,385
PACCAR Inc.	135,949	6,366
Ingersoll-Rand plc	131,520	5,438
Parker Hannifin Corp.	63,727	5,388
WW Grainger Inc.	24,972	5,364
Stanley Black & Decker Inc.	67,588	5,202
Dover Corp.	78,117	4,917
Rockwell Automation Inc.	59,783	4,765
CH Robinson Worldwide Inc.	69,200	4,532
Fluor Corp.	71,488	4,292
Cooper Industries plc	66,610	4,260
Expeditors International of Washington Inc.	89,353	4,156
Roper Industries Inc.	40,719	4,038
Republic Services Inc. Class A	124,839	3,815
Rockwell Collins Inc.	63,816	3,673
* Delta Air Lines Inc.	356,887	3,537
* Kansas City Southern	46,338	3,322
AMETEK Inc.	67,560	3,277
Textron Inc.	117,267	3,264
Joy Global Inc.	44,318	3,257
* United Continental Holdings Inc.	139,479	2,999
L-3 Communications Holdings Inc.	42,203	2,987
Pall Corp.	48,608	2,898
* Stericycle Inc.	34,036	2,847

* Verisk Analytics Inc. Class A	58,699	2,757
Southwest Airlines Co.	327,970	2,702
Flowserve Corp.	23,378	2,700
* Jacobs Engineering Group Inc.	53,900	2,392
* TransDigm Group Inc.	20,186	2,337
Equifax Inc.	51,023	2,258
KBR Inc.	62,728	2,230
JB Hunt Transport Services Inc.	39,365	2,140
Donaldson Co. Inc.	59,438	2,124
Xylem Inc.	74,059	2,055
Masco Corp.	152,005	2,032
Pentair Inc.	41,708	1,986
* AGCO Corp.	41,133	1,942
Cintas Corp.	49,276	1,928
* BE Aerospace Inc.	41,209	1,915
* Quanta Services Inc.	86,684	1,812
Timken Co.	34,950	1,773
* Owens Corning	48,457	1,746
Dun & Bradstreet Corp.	20,499	1,737
Robert Half International Inc.	57,307	1,736
Hubbell Inc. Class B	21,873	1,719
* Hertz Global Holdings Inc.	113,779	1,711
Iron Mountain Inc.	58,806	1,694
* IHS Inc. Class A	17,821	1,669
SPX Corp.	21,490	1,666
Manpower Inc.	34,412	1,630
MSC Industrial Direct Co. Inc. Class A	19,573	1,630
Waste Connections Inc.	49,211	1,601
* Nielsen Holdings NV	52,980	1,597
Towers Watson & Co. Class A	23,589	1,559
Pitney Bowes Inc.	84,390	1,484
URS Corp.	33,518	1,425
Gardner Denver Inc.	21,340	1,345
Avery Dennison Corp.	42,384	1,277
* Sensata Technologies Holding NV	37,044	1,240
* Spirit Aerosystems Holdings Inc. Class A	49,819	1,219
* Copart Inc.	46,692	1,217
* Babcock & Wilcox Co.	47,185	1,215
* Navistar International Corp.	29,046	1,175
* Foster Wheeler AG	49,487	1,126
^ RR Donnelley & Sons Co.	79,146	981
* AECOM Technology Corp.	43,509	973
		605,440
Information Technology (20.4%)
* Apple Inc.	391,761	234,849
International Business Machines Corp.	496,807	103,659
Microsoft Corp.	3,191,270	102,918
* Google Inc. Class A	107,917	69,201
Intel Corp.	2,146,438	60,336
Oracle Corp.	1,701,203	49,607
QUALCOMM Inc.	708,660	48,203
Cisco Systems Inc.	2,266,101	47,928
Visa Inc. Class A	219,822	25,939
* EMC Corp.	859,936	25,695
Hewlett-Packard Co.	837,756	19,964
Mastercard Inc. Class A	46,033	19,359
* eBay Inc.	489,589	18,061

Accenture plc Class A	270,095	17,421
Texas Instruments Inc.	481,566	16,185
Automatic Data Processing Inc.	205,987	11,368
* Dell Inc.	681,281	11,309
* Cognizant Technology Solutions Corp. Class A	127,396	9,803
Corning Inc.	662,221	9,324
* Salesforce.com Inc.	54,519	8,424
Broadcom Corp. Class A	204,891	8,052
* Yahoo! Inc.	496,906	7,563
Intuit Inc.	119,059	7,159
* Adobe Systems Inc.	206,745	7,093
* NetApp Inc.	155,331	6,954
Applied Materials Inc.	555,745	6,913
TE Connectivity Ltd.	178,802	6,571
* Citrix Systems Inc.	78,551	6,198
Motorola Solutions Inc.	116,549	5,924
* Symantec Corp.	310,486	5,806
Altera Corp.	135,153	5,382
Analog Devices Inc.	125,541	5,072
* Juniper Networks Inc.	221,569	5,070
* SanDisk Corp.	101,232	5,020
* Red Hat Inc.	81,362	4,873
* Teradata Corp.	70,572	4,810
Seagate Technology plc	176,859	4,766
Xerox Corp.	584,191	4,720
* Motorola Mobility Holdings Inc.	119,846	4,703
Western Union Co.	260,781	4,590
CA Inc.	166,305	4,583
* F5 Networks Inc.	33,479	4,518
Paychex Inc.	137,388	4,258
Amphenol Corp. Class A	69,808	4,172
* Fiserv Inc.	59,382	4,121
* Western Digital Corp.	98,493	4,077
* VMware Inc. Class A	36,006	4,046
* Autodesk Inc.	95,574	4,045
Xilinx Inc.	110,683	4,032
* NVIDIA Corp.	257,242	3,959
KLA-Tencor Corp.	70,329	3,827
Avago Technologies Ltd.	93,133	3,629
Maxim Integrated Products Inc.	122,912	3,514
* Marvell Technology Group Ltd.	216,932	3,412
Fidelity National Information Services Inc.	100,981	3,345
Linear Technology Corp.	96,064	3,237
* Equinix Inc.	20,012	3,151
* Micron Technology Inc.	374,384	3,033
Microchip Technology Inc.	80,650	3,000
* BMC Software Inc.	71,776	2,883
* Trimble Navigation Ltd.	51,879	2,823
Activision Blizzard Inc.	216,958	2,781
* Akamai Technologies Inc.	75,602	2,775
* Alliance Data Systems Corp.	21,132	2,662
* Nuance Communications Inc.	101,421	2,594
* Rackspace Hosting Inc.	44,264	2,558
* ANSYS Inc.	38,997	2,536
VeriSign Inc.	63,702	2,442
* Informatica Corp.	44,727	2,366
* Electronic Arts Inc.	139,800	2,304

* VeriFone Systems Inc.	44,261	2,296
* Avnet Inc.	62,576	2,277
* Lam Research Corp.	50,394	2,249
Harris Corp.	48,857	2,202
* Skyworks Solutions Inc.	79,356	2,194
* Flextronics International Ltd.	300,543	2,173
* TIBCO Software Inc.	69,642	2,124
* LSI Corp.	237,449	2,061
* Advanced Micro Devices Inc.	250,131	2,006
Jabil Circuit Inc.	79,013	1,985
* Arrow Electronics Inc.	47,178	1,980
Computer Sciences Corp.	65,531	1,962
* Atmel Corp.	195,378	1,926
* MICROS Systems Inc.	33,731	1,865
* Synopsys Inc.	60,272	1,848
FactSet Research Systems Inc.	18,093	1,792
* Riverbed Technology Inc.	61,956	1,740
* ON Semiconductor Corp.	188,943	1,702
Total System Services Inc.	72,325	1,669
FLIR Systems Inc.	65,763	1,664
IAC/InterActiveCorp	32,233	1,582
Global Payments Inc.	33,007	1,567
* SAIC Inc.	114,655	1,513
* Rovi Corp.	46,374	1,510
* Cree Inc.	46,335	1,466
* Polycom Inc.	74,487	1,420
Solera Holdings Inc.	29,872	1,371
Broadridge Financial Solutions Inc.	52,171	1,247
* Ingram Micro Inc.	64,908	1,205
Lexmark International Inc. Class A	31,524	1,048
* Dolby Laboratories Inc. Class A	21,570	821
* LinkedIn Corp. Class A	7,629	778
* Zynga Inc. Class A	58,080	764
Molex Inc. Class A	32,051	752
Molex Inc.	26,016	732
* Acme Packet Inc.	23,975	660
* First Solar Inc.	23,470	588
* Freescale Semiconductor Holdings I Ltd.	20,649	318
		1,186,532
Materials (3.7%)
EI du Pont de Nemours & Co.	389,387	20,599
Monsanto Co.	225,664	17,999
Dow Chemical Co.	498,004	17,251
Freeport-McMoRan Copper & Gold Inc.	399,550	15,199
Praxair Inc.	126,379	14,488
Newmont Mining Corp.	208,564	10,693
Air Products & Chemicals Inc.	88,702	8,143
Ecolab Inc.	126,544	7,810
Mosaic Co.	128,965	7,130
PPG Industries Inc.	65,101	6,237
International Paper Co.	175,036	6,144
Nucor Corp.	133,391	5,729
LyondellBasell Industries NV Class A	121,632	5,309
CF Industries Holdings Inc.	27,555	5,033
Alcoa Inc.	448,276	4,492
Cliffs Natural Resources Inc.	60,257	4,173
Sherwin-Williams Co.	37,190	4,041

	Sigma-Aldrich Corp.	50,844	3,715
	FMC Corp.	29,654	3,139
	Celanese Corp. Class A	65,863	3,041
	Eastman Chemical Co.	58,000	2,998
	Ball Corp.	65,161	2,794
	Airgas Inc.	30,332	2,699
*	Crown Holdings Inc.	63,815	2,350
	Vulcan Materials Co.	54,615	2,334
	Albemarle Corp.	35,587	2,275
	MeadWestvaco Corp.	71,787	2,268
	Rock-Tenn Co. Class A	29,806	2,014
	Ashland Inc.	32,849	2,006
	International Flavors & Fragrances Inc.	34,076	1,997
	Valspar Corp.	37,425	1,807
	Reliance Steel & Aluminum Co.	31,584	1,784
	United States Steel Corp.	60,557	1,779
	Allegheny Technologies Inc.	42,478	1,749
	Martin Marietta Materials Inc.	19,260	1,649
*	Owens-Illinois Inc.	69,034	1,611
	Walter Energy Inc.	26,248	1,554
	Domtar Corp.	16,044	1,530
	Bemis Co. Inc.	43,491	1,404
	Sealed Air Corp.	72,611	1,402
	Sonoco Products Co.	42,052	1,396
	Steel Dynamics Inc.	87,316	1,270
	Huntsman Corp.	79,780	1,118
	Scotts Miracle-Gro Co. Class A	18,026	976
*,^ Molycorp Inc.		24,825	840
	Greif Inc. Class A	9,918	555
	Titanium Metals Corp.	36,671	497
			217,021
Telecommunication Services (2.7%)
	AT&T Inc.	2,497,942	78,011
	Verizon Communications Inc.	1,193,437	45,625
	CenturyLink Inc.	260,347	10,062
*	Crown Castle International Corp.	119,814	6,391
*	Sprint Nextel Corp.	1,261,696	3,596
	Windstream Corp.	245,901	2,880
*	SBA Communications Corp. Class A	48,833	2,481
	Frontier Communications Corp.	420,461	1,753
*	Level 3 Communications Inc.	65,805	1,693
*	NII Holdings Inc.	71,973	1,318
*	MetroPCS Communications Inc.	106,619	962
	Telephone & Data Systems Inc.	40,516	938
*	United States Cellular Corp.	5,469	224
			155,934
Utilities (3.4%)
	Southern Co.	363,220	16,319
	Exelon Corp.	358,867	14,071
	Dominion Resources Inc.	240,074	12,294
	Duke Energy Corp.	561,598	11,799
	NextEra Energy Inc.	169,192	10,334
	FirstEnergy Corp.	176,417	8,043
	American Electric Power Co. Inc.	203,593	7,855
	PG&E Corp.	171,091	7,427
	Consolidated Edison Inc.	123,557	7,218

PPL Corp.	243,587	6,884
Progress Energy Inc.	124,246	6,599
Public Service Enterprise Group Inc.	213,070	6,522
Sempra Energy	95,930	5,752
Edison International	130,408	5,544
Xcel Energy Inc.	204,264	5,407
Entergy Corp.	74,169	4,984
DTE Energy Co.	71,347	3,926
*	AES Corp.	274,773	3,591
Wisconsin Energy Corp.	97,533	3,431
ONEOK Inc.	41,334	3,375
CenterPoint Energy Inc.	170,523	3,363
Ameren Corp.	102,138	3,328
NiSource Inc.	118,577	2,887
Northeast Utilities	74,667	2,772
American Water Works Co. Inc.	74,034	2,519
SCANA Corp.	52,051	2,374
CMS Energy Corp.	107,021	2,354
*	Calpine Corp.	133,473	2,297
OGE Energy Corp.	41,408	2,215
Pinnacle West Capital Corp.	46,178	2,212
NSTAR	43,589	2,120
Alliant Energy Corp.	46,698	2,023
AGL Resources Inc.	49,097	1,926
Pepco Holdings Inc.	95,931	1,812
MDU Resources Group Inc.	79,357	1,777
Integrys Energy Group Inc.	32,984	1,748
NV Energy Inc.	99,153	1,598
*	NRG Energy Inc.	97,164	1,523
TECO Energy Inc.	86,148	1,512
National Fuel Gas Co.	29,653	1,427
UGI Corp.	48,542	1,323
Aqua America Inc.	58,276	1,299
197,784
Total Common Stocks (Cost $4,775,443)	5,817,091
Market
Value
Coupon	Shares	($000)
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund	0.123%	9,512,000	9,512

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.040%	4/24/12	300	300
[4,5] Freddie Mac Discount Notes	0.050%	4/4/12	300	300
4	Freddie Mac Discount Notes	0.050%	4/24/12	500	500
1,100
Total Temporary Cash Investments (Cost $10,612)	10,612
Total Investments (100.1%) (Cost $4,786,055)	5,827,703
Other Assets and Liabilities-Net (-0.1%)[3]	(5,044)
Net Assets (100%)	5,822,659

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $4,402,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $4,569,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Securities with a value of $600,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,817,091	—	—
Temporary Cash Investments	9,512	1,100	—
Futures Contracts—Assets[1]	25	—	—
Total	5,826,628	1,100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest

Large-Cap Index Fund

incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2012	20	7,016	175

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2012, the cost of investment securities for tax purposes was $4,786,055,000. Net unrealized appreciation of investment securities for tax purposes was $1,041,648,000, consisting of unrealized gains of $1,333,635,000 on securities that had risen in value since their purchase and $291,987,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Index Fund

Schedule of Investments
As of March 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (18.2%)
Ross Stores Inc.	2,911,306	169,147
* Chipotle Mexican Grill Inc. Class A	394,079	164,725
Limited Brands Inc.	3,193,000	153,264
* O'Reilly Automotive Inc.	1,615,883	147,611
Harley-Davidson Inc.	2,926,007	143,608
Mattel Inc.	4,264,216	143,533
* Dollar Tree Inc.	1,498,789	141,621
Starwood Hotels & Resorts Worldwide Inc.	2,459,566	138,744
* Liberty Interactive Corp. Class A	7,066,771	134,905
Genuine Parts Co.	1,960,005	122,990
Nordstrom Inc.	2,116,417	117,927
* BorgWarner Inc.	1,381,525	116,518
* Sirius XM Radio Inc.	47,226,513	109,093
Tiffany & Co.	1,522,461	105,248
* CarMax Inc.	2,851,136	98,792
* Lululemon Athletica Inc.	1,264,650	94,444
Wyndham Worldwide Corp.	1,939,366	90,200
Virgin Media Inc.	3,599,737	89,921
* Fossil Inc.	669,984	88,424
* Liberty Global Inc. Class A	1,745,048	87,392
Darden Restaurants Inc.	1,659,863	84,919
Tractor Supply Co.	894,337	80,991
Advance Auto Parts Inc.	912,145	80,789
PetSmart Inc.	1,405,560	80,426
Family Dollar Stores Inc.	1,256,426	79,507
* Netflix Inc.	662,241	76,184
Autoliv Inc.	1,124,124	75,372
Whirlpool Corp.	962,460	73,975
JC Penney Co. Inc.	2,014,543	71,375
* Tempur-Pedic International Inc.	830,123	70,087
* Liberty Global Inc.	1,438,366	68,883
Garmin Ltd.	1,466,902	68,871
PVH Corp.	765,532	68,385
Interpublic Group of Cos. Inc.	5,806,989	66,258
Newell Rubbermaid Inc.	3,645,338	64,923
H&R Block Inc.	3,850,093	63,411
International Game Technology	3,747,337	62,918
* TRW Automotive Holdings Corp.	1,324,339	61,516
Lear Corp.	1,288,454	59,900
Polaris Industries Inc.	825,694	59,574
* MGM Resorts International	4,310,648	58,711
Dick's Sporting Goods Inc.	1,205,686	57,969
Ulta Salon Cosmetics & Fragrance Inc.	618,260	57,430
* Apollo Group Inc. Class A	1,475,139	56,999
* LKQ Corp.	1,754,159	54,677
Abercrombie & Fitch Co.	1,097,964	54,470
DR Horton Inc.	3,583,314	54,359
Scripps Networks Interactive Inc. Class A	1,103,432	53,726
Hasbro Inc.	1,462,471	53,702

	Royal Caribbean Cruises Ltd.	1,779,015	52,356
	Lennar Corp. Class A	1,898,032	51,588
*	Mohawk Industries Inc.	736,323	48,973
	Gannett Co. Inc.	3,001,836	46,018
	Tupperware Brands Corp.	722,722	45,893
*	Toll Brothers Inc.	1,894,946	45,460
*	Under Armour Inc. Class A	481,840	45,293
*	Urban Outfitters Inc.	1,551,226	45,156
*	TripAdvisor Inc.	1,253,004	44,695
	Gentex Corp.	1,807,453	44,283
	Williams-Sonoma Inc.	1,175,486	44,057
*	NVR Inc.	59,566	43,265
	Harman International Industries Inc.	883,177	41,341
	Expedia Inc.	1,216,621	40,684
	Leggett & Platt Inc.	1,752,787	40,332
*	PulteGroup Inc.	4,339,967	38,409
^	GameStop Corp. Class A	1,743,522	38,079
	American Eagle Outfitters Inc.	2,196,741	37,762
	Cablevision Systems Corp. Class A	2,554,675	37,503
*,^ Sears Holdings Corp.		538,589	35,682
*	Goodyear Tire & Rubber Co.	3,078,405	34,540
*	Charter Communications Inc. Class A	542,408	34,416
*	Deckers Outdoor Corp.	486,428	30,669
	Dunkin' Brands Group Inc.	984,591	29,646
^	Weight Watchers International Inc.	348,561	26,905
	DeVry Inc.	762,804	25,836
	Guess? Inc.	818,237	25,570
*	Lamar Advertising Co. Class A	784,514	25,426
*	Hyatt Hotels Corp. Class A	562,904	24,047
	Washington Post Co. Class B	61,330	22,911
*	AutoNation Inc.	528,829	18,144
*,^ ITT Educational Services Inc.		251,994	16,667
	Lennar Corp. Class B	63,528	1,420
			5,561,440
Consumer Staples (5.4%)
	Whole Foods Market Inc.	1,921,185	159,843
	Bunge Ltd.	1,832,680	125,429
	JM Smucker Co.	1,433,402	116,621
*	Monster Beverage Corp.	1,864,029	115,737
	Coca-Cola Enterprises Inc.	3,928,910	112,367
	Dr Pepper Snapple Group Inc.	2,699,438	108,544
	Beam Inc.	1,761,720	103,184
	Herbalife Ltd.	1,464,660	100,798
	Church & Dwight Co. Inc.	1,801,271	88,604
	Safeway Inc.	4,280,022	86,499
	McCormick & Co. Inc.	1,513,786	82,395
*	Green Mountain Coffee Roasters Inc.	1,654,969	77,519
	Tyson Foods Inc. Class A	3,774,604	72,284
*	Energizer Holdings Inc.	842,423	62,491
	Hormel Foods Corp.	1,837,725	54,250
*	Constellation Brands Inc. Class A	2,252,978	53,148
*	Ralcorp Holdings Inc.	694,205	51,434
*	Smithfield Foods Inc.	1,851,879	40,797
*	Dean Foods Co.	2,314,288	28,026
			1,639,970

Energy (8.1%)
Pioneer Natural Resources Co.	1,380,913	154,096
* FMC Technologies Inc.	3,000,478	151,284
* Concho Resources Inc.	1,240,237	126,603
Range Resources Corp.	2,030,526	118,055
Consol Energy Inc.	2,856,075	97,392
* Denbury Resources Inc.	4,931,324	89,898
EQT Corp.	1,787,621	86,181
HollyFrontier Corp.	2,634,664	84,704
Kinder Morgan Management LLC	1,113,498	83,100
Cabot Oil & Gas Corp.	2,631,534	82,025
Cimarex Energy Co.	1,079,657	81,482
* Whiting Petroleum Corp.	1,477,992	80,255
Core Laboratories NV	587,111	77,246
* Plains Exploration & Production Co.	1,775,429	75,722
Oceaneering International Inc.	1,360,298	73,307
Helmerich & Payne Inc.	1,349,160	72,787
* Cobalt International Energy Inc.	2,311,120	69,403
QEP Resources Inc.	2,228,164	67,959
* Nabors Industries Ltd.	3,622,439	63,356
* Newfield Exploration Co.	1,695,615	58,804
SM Energy Co.	806,273	57,060
* Rowan Cos. Inc.	1,574,432	51,846
* Superior Energy Services Inc.	1,956,836	51,582
Sunoco Inc.	1,344,867	51,307
* Continental Resources Inc.	568,446	48,784
* Tesoro Corp.	1,756,246	47,138
Energen Corp.	908,218	44,639
* WPX Energy Inc.	2,472,955	44,538
* Dresser-Rand Group Inc.	947,932	43,975
* Ultra Petroleum Corp.	1,923,872	43,537
* Alpha Natural Resources Inc.	2,769,076	42,118
* McDermott International Inc.	2,961,016	37,931
* SandRidge Energy Inc.	4,672,456	36,585
Patterson-UTI Energy Inc.	1,960,642	33,900
Arch Coal Inc.	2,666,028	28,553
		2,457,152
Financials (17.2%)
AvalonBay Communities Inc.	1,197,255	169,232
Host Hotels & Resorts Inc.	8,892,998	146,023
Health Care REIT Inc.	2,647,825	145,524
* IntercontinentalExchange Inc.	914,762	125,707
Regions Financial Corp.	17,786,317	117,212
American Capital Agency Corp.	3,662,271	108,184
Moody's Corp.	2,515,903	105,920
KeyCorp	11,998,880	101,990
Lincoln National Corp.	3,798,524	100,129
NYSE Euronext	3,299,047	99,004
* CIT Group Inc.	2,400,094	98,980
Kimco Realty Corp.	5,124,185	98,692
SLM Corp.	6,262,071	98,690
Digital Realty Trust Inc.	1,321,497	97,751
Macerich Co.	1,661,365	95,944
Unum Group	3,681,639	90,127
XL Group plc Class A	4,035,915	87,539
Plum Creek Timber Co. Inc.	2,030,776	84,399
SL Green Realty Corp.	1,084,735	84,121

Comerica Inc.	2,501,764	80,957
Federal Realty Investment Trust	799,496	77,383
New York Community Bancorp Inc.	5,507,791	76,613
* CBRE Group Inc. Class A	3,716,701	74,185
UDR Inc.	2,758,102	73,669
Willis Group Holdings plc	2,076,051	72,620
* Affiliated Managers Group Inc.	648,097	72,464
Huntington Bancshares Inc.	10,880,362	70,178
Leucadia National Corp.	2,617,816	68,325
Rayonier Inc.	1,533,990	67,634
Cincinnati Financial Corp.	1,938,760	66,907
Essex Property Trust Inc.	429,594	65,088
Realty Income Corp.	1,677,269	64,961
Camden Property Trust	981,181	64,513
Torchmark Corp.	1,283,552	63,985
* Arch Capital Group Ltd.	1,689,624	62,922
Everest Re Group Ltd.	676,271	62,569
People's United Financial Inc.	4,543,144	60,151
Alexandria Real Estate Equities Inc.	780,026	57,043
* MSCI Inc. Class A	1,518,887	55,910
PartnerRe Ltd.	810,275	55,010
Reinsurance Group of America Inc. Class A	922,576	54,866
Raymond James Financial Inc.	1,457,198	53,231
WR Berkley Corp.	1,468,086	53,027
Alleghany Corp.	159,422	52,466
Liberty Property Trust	1,461,882	52,218
Axis Capital Holdings Ltd.	1,562,939	51,843
* Markel Corp.	115,108	51,677
* Genworth Financial Inc. Class A	6,184,532	51,455
Regency Centers Corp.	1,132,723	50,384
Zions Bancorporation	2,321,672	49,823
RenaissanceRe Holdings Ltd.	652,423	49,408
Fidelity National Financial Inc. Class A	2,623,084	47,294
Assurant Inc.	1,160,384	46,996
Legg Mason Inc.	1,672,757	46,720
Duke Realty Corp.	3,186,245	45,691
Jones Lang LaSalle Inc.	547,309	45,596
Ares Capital Corp.	2,764,030	45,192
Hudson City Bancorp Inc.	5,980,428	43,717
Eaton Vance Corp.	1,473,061	42,100
HCC Insurance Holdings Inc.	1,341,679	41,820
Hospitality Properties Trust	1,556,177	41,192
White Mountains Insurance Group Ltd.	81,812	41,047
DDR Corp.	2,791,371	40,754
* NASDAQ OMX Group Inc.	1,562,484	40,468
Cullen/Frost Bankers Inc.	694,461	40,411
Commerce Bancshares Inc.	976,593	39,572
Piedmont Office Realty Trust Inc. Class A	2,177,252	38,646
Weingarten Realty Investors	1,446,212	38,223
SEI Investments Co.	1,801,864	37,281
Chimera Investment Corp.	12,941,316	36,624
Brown & Brown Inc.	1,535,292	36,509
American Financial Group Inc.	932,875	35,990
* First Republic Bank	1,061,723	34,973
First Horizon National Corp.	3,321,091	34,473
Assured Guaranty Ltd.	2,066,162	34,133
Old Republic International Corp.	3,103,427	32,741

	CBOE Holdings Inc.	1,132,844	32,195
	City National Corp.	603,169	31,648
	Jefferies Group Inc.	1,635,452	30,812
	Erie Indemnity Co. Class A	363,270	28,313
	Validus Holdings Ltd.	811,174	25,106
	BOK Financial Corp.	342,758	19,290
*	LPL Investment Holdings Inc.	347,324	13,177
*	TFS Financial Corp.	1,167,766	11,094
			5,238,451
Health Care (9.7%)
*	Alexion Pharmaceuticals Inc.	2,331,385	216,492
*	Cerner Corp.	1,813,128	138,088
	AmerisourceBergen Corp. Class A	3,253,012	129,079
*	Mylan Inc.	5,370,670	125,942
*	Laboratory Corp. of America Holdings	1,247,833	114,227
*	Life Technologies Corp.	2,243,911	109,548
	Perrigo Co.	1,056,046	109,100
*	Vertex Pharmaceuticals Inc.	2,626,265	107,703
*	Watson Pharmaceuticals Inc.	1,601,187	107,376
	CR Bard Inc.	1,080,125	106,630
*	Regeneron Pharmaceuticals Inc.	911,323	106,278
*	DaVita Inc.	1,177,297	106,157
*	Waters Corp.	1,128,293	104,548
*	Edwards Lifesciences Corp.	1,436,440	104,472
*	Varian Medical Systems Inc.	1,417,285	97,736
*	Henry Schein Inc.	1,137,735	86,104
*	Illumina Inc.	1,529,104	80,446
*	Hospira Inc.	2,073,972	77,546
*	Mettler-Toledo International Inc.	397,625	73,461
*	CareFusion Corp.	2,828,330	73,339
	DENTSPLY International Inc.	1,782,448	71,530
*	Hologic Inc.	3,313,119	71,398
	Coventry Health Care Inc.	1,816,704	64,620
*	IDEXX Laboratories Inc.	706,952	61,823
*	ResMed Inc.	1,852,149	57,250
*	Endo Pharmaceuticals Holdings Inc.	1,471,086	56,975
	Omnicare Inc.	1,440,407	51,235
	Universal Health Services Inc. Class B	1,123,900	47,103
	Patterson Cos. Inc.	1,193,920	39,877
*	Allscripts Healthcare Solutions Inc.	2,388,250	39,645
*	Gen-Probe Inc.	585,977	38,915
*	Covance Inc.	765,486	36,460
*	Warner Chilcott plc Class A	1,760,798	29,599
	Lincare Holdings Inc.	1,115,589	28,871
*	Alere Inc.	1,029,408	26,775
*	Bio-Rad Laboratories Inc. Class A	245,962	25,504
*,^ Human Genome Sciences Inc.		2,502,962	20,624
			2,942,476
Industrials (11.9%)
	Fastenal Co.	3,531,407	191,049
	WW Grainger Inc.	746,538	160,364
	Cooper Industries plc	1,990,759	127,309
	Roper Industries Inc.	1,214,791	120,459
*	Delta Air Lines Inc.	10,667,343	105,713
*	Kansas City Southern	1,383,070	99,152
	AMETEK Inc.	2,015,925	97,793

Textron Inc.	3,502,625	97,478
Joy Global Inc.	1,323,372	97,268
* United Continental Holdings Inc.	4,166,121	89,572
L-3 Communications Holdings Inc.	1,257,445	88,989
Pall Corp.	1,449,859	86,455
* Stericycle Inc.	1,018,092	85,153
* Verisk Analytics Inc. Class A	1,750,361	82,214
Flowserve Corp.	699,559	80,806
Southwest Airlines Co.	9,803,173	80,778
* Jacobs Engineering Group Inc.	1,613,435	71,588
* TransDigm Group Inc.	602,139	69,704
Equifax Inc.	1,524,558	67,477
KBR Inc.	1,874,344	66,633
JB Hunt Transport Services Inc.	1,175,801	63,928
Donaldson Co. Inc.	1,772,748	63,340
Xylem Inc.	2,208,853	61,296
Masco Corp.	4,533,816	60,617
Pentair Inc.	1,241,047	59,086
* AGCO Corp.	1,223,688	57,770
Cintas Corp.	1,470,024	57,507
* BE Aerospace Inc.	1,234,355	57,361
* Quanta Services Inc.	2,597,960	54,297
Timken Co.	1,045,667	53,057
* Owens Corning	1,446,708	52,125
Dun & Bradstreet Corp.	612,037	51,858
Robert Half International Inc.	1,710,891	51,840
* Hertz Global Holdings Inc.	3,412,067	51,318
Hubbell Inc. Class B	652,192	51,249
Iron Mountain Inc.	1,753,781	50,509
* IHS Inc. Class A	532,018	49,824
SPX Corp.	642,393	49,805
Manpower Inc.	1,027,869	48,690
MSC Industrial Direct Co. Inc. Class A	583,663	48,607
Waste Connections Inc.	1,474,872	47,978
* Nielsen Holdings NV	1,589,546	47,909
Towers Watson & Co. Class A	705,272	46,597
^ Pitney Bowes Inc.	2,514,962	44,213
URS Corp.	1,002,990	42,647
Gardner Denver Inc.	637,311	40,163
Avery Dennison Corp.	1,271,020	38,296
* Sensata Technologies Holding NV	1,109,231	37,137
* Spirit Aerosystems Holdings Inc. Class A	1,492,827	36,515
* Babcock & Wilcox Co.	1,412,014	36,359
* Copart Inc.	1,393,292	36,323
* Navistar International Corp.	868,569	35,134
* Foster Wheeler AG	1,473,006	33,526
^ RR Donnelley & Sons Co.	2,365,894	29,313
* AECOM Technology Corp.	1,307,998	29,260
		3,641,408
Information Technology (15.8%)
* SanDisk Corp.	3,025,831	150,051
* Red Hat Inc.	2,428,216	145,426
* Teradata Corp.	2,107,926	143,655
Seagate Technology plc	5,286,957	142,484
* Motorola Mobility Holdings Inc.	3,583,093	140,601
* F5 Networks Inc.	1,000,819	135,071
Amphenol Corp. Class A	2,086,988	124,739

*	Fiserv Inc.	1,773,656	123,074
*	Western Digital Corp.	2,943,883	121,847
*	Autodesk Inc.	2,853,558	120,763
	Xilinx Inc.	3,304,970	120,400
*	NVIDIA Corp.	7,689,420	118,340
	KLA-Tencor Corp.	2,098,649	114,208
	Avago Technologies Ltd.	2,782,253	108,424
	Maxim Integrated Products Inc.	3,673,275	105,019
	Linear Technology Corp.	2,868,057	96,654
*	Equinix Inc.	596,945	93,989
*	Micron Technology Inc.	11,192,043	90,656
	Microchip Technology Inc.	2,406,717	89,530
*	BMC Software Inc.	2,143,080	86,066
*	Trimble Navigation Ltd.	1,552,698	84,498
*	Akamai Technologies Inc.	2,259,401	82,920
*	Alliance Data Systems Corp.	629,164	79,250
*	Nuance Communications Inc.	3,029,762	77,501
*	Rackspace Hosting Inc.	1,320,371	76,304
*	ANSYS Inc.	1,163,248	75,634
	VeriSign Inc.	1,902,775	72,952
*	Informatica Corp.	1,339,091	70,838
*	Electronic Arts Inc.	4,173,266	68,775
*	VeriFone Systems Inc.	1,325,356	68,746
*	Avnet Inc.	1,868,201	67,984
*	Lam Research Corp.	1,505,278	67,166
	Harris Corp.	1,458,137	65,733
*	Skyworks Solutions Inc.	2,365,862	65,416
*	Flextronics International Ltd.	8,980,405	64,928
*	TIBCO Software Inc.	2,077,367	63,360
*	LSI Corp.	7,098,517	61,615
*	Advanced Micro Devices Inc.	7,462,524	59,849
	Jabil Circuit Inc.	2,360,447	59,294
*	Arrow Electronics Inc.	1,406,834	59,045
	Computer Sciences Corp.	1,953,387	58,484
*	Atmel Corp.	5,827,575	57,460
*	MICROS Systems Inc.	1,009,501	55,815
*	Synopsys Inc.	1,805,339	55,352
	Factset Research Systems Inc.	540,264	53,508
*	Riverbed Technology Inc.	1,855,252	52,095
*	ON Semiconductor Corp.	5,665,957	51,050
	Total System Services Inc.	2,156,193	49,743
	FLIR Systems Inc.	1,965,093	49,737
	IAC/InterActiveCorp	960,558	47,154
	Global Payments Inc.	986,611	46,834
*	SAIC Inc.	3,436,583	45,363
*	Rovi Corp.	1,388,667	45,201
*	Cree Inc.	1,387,560	43,889
*	Polycom Inc.	2,231,559	42,556
	Solera Holdings Inc.	893,314	40,994
	Broadridge Financial Solutions Inc.	1,563,638	37,387
*	Ingram Micro Inc.	1,932,584	35,869
	Lexmark International Inc. Class A	947,420	31,492
	Molex Inc.	930,138	26,156
*	Dolby Laboratories Inc. Class A	648,063	24,665
*	LinkedIn Corp. Class A	229,054	23,361
*,^ Zynga Inc. Class A		1,736,406	22,834
*	Acme Packet Inc.	718,837	19,782

	Molex Inc. Class A	811,479	19,029
*,^ First Solar Inc.		707,781	17,730
*	Freescale Semiconductor Holdings I Ltd.	618,802	9,523
			4,825,868
Materials (6.8%)
	CF Industries Holdings Inc.	823,299	150,376
	Cliffs Natural Resources Inc.	1,800,819	124,725
	Sherwin-Williams Co.	1,110,561	120,685
	Sigma-Aldrich Corp.	1,516,493	110,795
	FMC Corp.	886,737	93,870
	Celanese Corp. Class A	1,965,634	90,773
	Eastman Chemical Co.	1,732,307	89,543
	Ball Corp.	1,945,576	83,426
	Airgas Inc.	908,110	80,795
*	Crown Holdings Inc.	1,903,444	70,104
	Vulcan Materials Co.	1,627,251	69,532
	MeadWestvaco Corp.	2,149,923	67,916
	Albemarle Corp.	1,061,725	67,865
	Ashland Inc.	983,422	60,048
	Rock-Tenn Co. Class A	888,289	60,013
	International Flavors & Fragrances Inc.	1,018,648	59,693
	Valspar Corp.	1,118,491	54,012
	Reliance Steel & Aluminum Co.	944,513	53,346
^	United States Steel Corp.	1,814,074	53,279
	Allegheny Technologies Inc.	1,272,879	52,404
	Martin Marietta Materials Inc.	575,350	49,267
*	Owens-Illinois Inc.	2,069,163	48,294
	Walter Energy Inc.	786,679	46,579
	Domtar Corp.	476,616	45,460
	Sealed Air Corp.	2,176,921	42,036
	Bemis Co. Inc.	1,297,315	41,890
	Sonoco Products Co.	1,259,624	41,820
	Steel Dynamics Inc.	2,617,319	38,056
	Huntsman Corp.	2,396,396	33,573
	Scotts Miracle-Gro Co. Class A	537,609	29,117
*,^ Molycorp Inc.		739,874	25,030
	Greif Inc. Class A	298,868	16,713
	Titanium Metals Corp.	1,103,594	14,965
			2,086,000
Telecommunication Services (1.2%)
	Windstream Corp.	7,347,042	86,034
*	SBA Communications Corp. Class A	1,457,559	74,059
^	Frontier Communications Corp.	12,536,037	52,275
*	Level 3 Communications Inc.	1,961,886	50,479
*	NII Holdings Inc.	2,156,446	39,485
*	MetroPCS Communications Inc.	3,194,694	28,816
	Telephone & Data Systems Inc.	1,211,452	28,045
*	United States Cellular Corp.	162,474	6,650
			365,843
Utilities (5.6%)
	DTE Energy Co.	2,131,199	117,280
	Wisconsin Energy Corp.	2,912,142	102,449
	ONEOK Inc.	1,231,955	100,601
	CenterPoint Energy Inc.	5,095,163	100,477
	Ameren Corp.	3,050,269	99,378
	NiSource Inc.	3,539,763	86,193

	Northeast Utilities			2,229,184	82,747
	American Water Works Co. Inc.			2,210,079	75,209
	SCANA Corp.			1,550,855	70,734
	CMS Energy Corp.			3,192,756	70,241
*	Calpine Corp.			3,992,869	68,717
	OGE Energy Corp.			1,234,717	66,057
	Pinnacle West Capital Corp.			1,374,755	65,851
	NSTAR			1,304,288	63,428
	Alliant Energy Corp.			1,397,434	60,537
	AGL Resources Inc.			1,470,527	57,674
	Pepco Holdings Inc.			2,859,114	54,009
	MDU Resources Group Inc.			2,378,369	53,252
	Integrys Energy Group Inc.			986,291	52,264
	NV Energy Inc.			2,973,052	47,926
*	NRG Energy Inc.			2,897,019	45,396
	TECO Energy Inc.			2,582,307	45,319
	National Fuel Gas Co.			887,100	42,687
	UGI Corp.			1,454,497	39,635
	Aqua America Inc.			1,745,664	38,911
					1,706,972
Total Common Stocks (Cost $25,874,385)					30,465,580
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.8%)
[2,3] Vanguard Market Liquidity Fund		0.123%		239,959,700	239,960

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
4	Fannie Mae Discount Notes	0.030%	4/2/04	2,000	2,000
[4,5] Freddie Mac Discount Notes		0.050%	4/24/12	1,000	1,000
5	United States Treasury Note/Bond	0.375%	8/31/12	10,500	10,507
					13,507
Total Temporary Cash Investments (Cost $253,470)					253,467
Total Investments (100.7%) (Cost $26,127,855)					30,719,047
Other Assets and Liabilities-Net (-0.7%)[3]					(213,905)
Net Assets (100%)					30,505,142

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $127,478,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $135,533,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Securities with a value of $3,001,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Mid-Cap Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	30,465,580	—	—
Temporary Cash Investments	239,960	13,507	—
Futures Contracts—Liabilities[1]	37	—	—
Total	30,705,577	13,507	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Mid-Cap Index Fund

At March 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	June 2012	335	33,242	164

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2012, the cost of investment securities for tax purposes was $26,127,855,000. Net unrealized appreciation of investment securities for tax purposes was $4,591,192,000, consisting of unrealized gains of $6,457,232,000 on securities that had risen in value since their purchase and $1,866,040,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Growth Index Fund

Schedule of Investments
As of March 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (22.8%)
	Ross Stores Inc.	493,883	28,695
*	Chipotle Mexican Grill Inc. Class A	66,850	27,943
	Limited Brands Inc.	541,691	26,001
*	O'Reilly Automotive Inc.	274,051	25,035
	Harley-Davidson Inc.	496,375	24,362
*	Dollar Tree Inc.	254,368	24,035
	Starwood Hotels & Resorts Worldwide Inc.	417,449	23,548
*	BorgWarner Inc.	234,484	19,776
*	Sirius XM Radio Inc.	8,014,923	18,514
	Tiffany & Co.	258,398	17,863
*	CarMax Inc.	483,930	16,768
*	Lululemon Athletica Inc.	214,533	16,021
*	Fossil Inc.	113,644	14,999
*	Liberty Global Inc. Class A	295,956	14,821
	Tractor Supply Co.	151,662	13,735
	Advance Auto Parts Inc.	154,835	13,714
	PetSmart Inc.	238,448	13,644
	Family Dollar Stores Inc.	213,312	13,498
*	Netflix Inc.	112,269	12,915
*	Tempur-Pedic International Inc.	140,928	11,899
*	Liberty Global Inc.	244,160	11,693
	PVH Corp.	129,939	11,607
	Polaris Industries Inc.	140,212	10,116
	Virgin Media Inc.	397,189	9,922
	Dick's Sporting Goods Inc.	204,741	9,844
	Ulta Salon Cosmetics & Fragrance Inc.	104,749	9,730
*	Apollo Group Inc. Class A	250,320	9,672
*	LKQ Corp.	297,615	9,277
	Abercrombie & Fitch Co.	186,349	9,245
	Scripps Networks Interactive Inc. Class A	187,271	9,118
	Tupperware Brands Corp.	122,332	7,768
*	Under Armour Inc. Class A	81,623	7,673
*	Urban Outfitters Inc.	263,154	7,660
*	TripAdvisor Inc.	212,632	7,585
	Gentex Corp.	306,700	7,514
	Expedia Inc.	206,438	6,903
	Cablevision Systems Corp. Class A	432,310	6,346
*	Charter Communications Inc. Class A	92,014	5,838
*	Deckers Outdoor Corp.	82,371	5,194
	Dunkin' Brands Group Inc.	166,853	5,024
^	Weight Watchers International Inc.	59,186	4,569
	DeVry Inc.	129,486	4,386
	Interpublic Group of Cos. Inc.	343,694	3,922
	International Game Technology	222,045	3,728
	Harman International Industries Inc.	74,958	3,509
	Hasbro Inc.	86,495	3,176
*	AutoNation Inc.	89,364	3,066
*	Goodyear Tire & Rubber Co.	259,963	2,917
*,^ ITT Educational Services Inc.		42,569	2,816

* Lamar Advertising Co. Class A	86,146	2,792
Williams-Sonoma Inc.	69,544	2,607
* NVR Inc.	3,535	2,568
* Hyatt Hotels Corp. Class A	47,563	2,032
Washington Post Co. Class B	5,181	1,935
		589,538
Consumer Staples (3.5%)
Whole Foods Market Inc.	325,857	27,111
* Monster Beverage Corp.	316,145	19,629
Herbalife Ltd.	248,473	17,100
* Green Mountain Coffee Roasters Inc.	280,928	13,159
* Energizer Holdings Inc.	143,009	10,608
Hormel Foods Corp.	108,666	3,208
		90,815
Energy (12.4%)
Pioneer Natural Resources Co.	234,364	26,153
* FMC Technologies Inc.	508,936	25,661
* Concho Resources Inc.	210,344	21,472
Range Resources Corp.	344,460	20,027
Consol Energy Inc.	484,755	16,530
* Denbury Resources Inc.	836,938	15,257
EQT Corp.	303,469	14,630
HollyFrontier Corp.	447,168	14,376
Cabot Oil & Gas Corp.	446,635	13,922
* Whiting Petroleum Corp.	250,893	13,623
Core Laboratories NV	99,671	13,114
Oceaneering International Inc.	230,939	12,445
Helmerich & Payne Inc.	229,000	12,355
* Cobalt International Energy Inc.	392,290	11,780
QEP Resources Inc.	378,166	11,534
SM Energy Co.	136,669	9,672
* Superior Energy Services Inc.	332,015	8,752
Sunoco Inc.	228,176	8,705
* Plains Exploration & Production Co.	195,962	8,358
* Continental Resources Inc.	96,312	8,265
* WPX Energy Inc.	419,537	7,556
* Dresser-Rand Group Inc.	160,896	7,464
* Ultra Petroleum Corp.	326,407	7,387
Kinder Morgan Management LLC	94,384	7,044
* SandRidge Energy Inc.	792,249	6,203
		322,285
Financials (5.1%)
* IntercontinentalExchange Inc.	155,114	21,316
* CBRE Group Inc. Class A	630,862	12,592
* Arch Capital Group Ltd.	286,848	10,682
* MSCI Inc. Class A	257,738	9,487
Host Hotels & Resorts Inc.	528,263	8,674
Eaton Vance Corp.	249,977	7,144
Federal Realty Investment Trust	67,759	6,558
SEI Investments Co.	304,898	6,308
Moody's Corp.	149,060	6,276
Brown & Brown Inc.	260,534	6,196
Digital Realty Trust Inc.	78,531	5,809
CBOE Holdings Inc.	191,657	5,447
Jones Lang LaSalle Inc.	60,234	5,018
* Affiliated Managers Group Inc.	38,415	4,295

Leucadia National Corp.	155,193	4,051
Essex Property Trust Inc.	25,490	3,862
* First Republic Bank	116,827	3,848
Erie Indemnity Co. Class A	30,702	2,393
* TFS Financial Corp.	197,271	1,874
		131,830
Health Care (15.5%)
* Alexion Pharmaceuticals Inc.	395,428	36,719
* Cerner Corp.	307,584	23,426
AmerisourceBergen Corp. Class A	552,124	21,908
* Mylan Inc.	911,514	21,375
* Laboratory Corp. of America Holdings	211,611	19,371
* Life Technologies Corp.	380,598	18,581
Perrigo Co.	179,168	18,510
* Vertex Pharmaceuticals Inc.	445,721	18,279
CR Bard Inc.	183,172	18,083
* Regeneron Pharmaceuticals Inc.	154,682	18,039
* DaVita Inc.	199,832	18,019
* Waters Corp.	191,333	17,729
* Edwards Lifesciences Corp.	243,636	17,720
* Varian Medical Systems Inc.	240,410	16,579
* Henry Schein Inc.	193,151	14,618
* Illumina Inc.	259,554	13,655
* Mettler-Toledo International Inc.	67,505	12,471
DENTSPLY International Inc.	302,600	12,143
* IDEXX Laboratories Inc.	120,028	10,496
* ResMed Inc.	314,352	9,717
Patterson Cos. Inc.	202,042	6,748
* Allscripts Healthcare Solutions Inc.	405,158	6,726
* Gen-Probe Inc.	99,445	6,604
* CareFusion Corp.	239,407	6,208
* Covance Inc.	129,527	6,169
* Warner Chilcott plc Class A	297,920	5,008
* Bio-Rad Laboratories Inc. Class A	41,584	4,312
* Human Genome Sciences Inc.	422,636	3,482
		402,695
Industrials (13.8%)
Fastenal Co.	599,095	32,411
WW Grainger Inc.	126,651	27,206
Roper Industries Inc.	206,059	20,433
* Kansas City Southern	234,621	16,820
AMETEK Inc.	341,926	16,587
Textron Inc.	594,474	16,544
Joy Global Inc.	224,643	16,511
* Stericycle Inc.	172,649	14,440
* Verisk Analytics Inc. Class A	297,105	13,955
* Jacobs Engineering Group Inc.	273,918	12,154
* TransDigm Group Inc.	102,241	11,836
JB Hunt Transport Services Inc.	199,634	10,854
Donaldson Co. Inc.	300,896	10,751
Xylem Inc.	374,799	10,401
* AGCO Corp.	207,754	9,808
* BE Aerospace Inc.	209,479	9,735
Dun & Bradstreet Corp.	103,886	8,802
Iron Mountain Inc.	297,540	8,569
* IHS Inc. Class A	90,372	8,463

MSC Industrial Direct Co. Inc. Class A	98,946	8,240
Waste Connections Inc.	250,249	8,141
* Nielsen Holdings NV	269,678	8,128
Pall Corp.	123,116	7,341
Gardner Denver Inc.	108,147	6,816
* Sensata Technologies Holding NV	187,766	6,286
* Babcock & Wilcox Co.	238,934	6,153
* Copart Inc.	235,901	6,150
* Navistar International Corp.	147,005	5,946
* Foster Wheeler AG	249,225	5,672
Flowserve Corp.	41,607	4,806
Robert Half International Inc.	144,777	4,387
Masco Corp.	268,217	3,586
		357,932
Information Technology (20.2%)
* Red Hat Inc.	411,867	24,667
* Teradata Corp.	357,593	24,370
* Motorola Mobility Holdings Inc.	607,878	23,853
* F5 Networks Inc.	169,733	22,907
Amphenol Corp. Class A	354,055	21,162
* Fiserv Inc.	301,035	20,889
* Autodesk Inc.	484,039	20,485
Xilinx Inc.	560,895	20,433
Avago Technologies Ltd.	472,252	18,404
Linear Technology Corp.	486,818	16,406
* Equinix Inc.	101,322	15,953
* BMC Software Inc.	363,726	14,607
* Trimble Navigation Ltd.	263,419	14,335
* Akamai Technologies Inc.	383,540	14,076
* Alliance Data Systems Corp.	106,665	13,435
* Nuance Communications Inc.	514,256	13,155
* Rackspace Hosting Inc.	224,154	12,954
* ANSYS Inc.	197,472	12,840
* SanDisk Corp.	256,812	12,735
VeriSign Inc.	322,938	12,381
* Informatica Corp.	227,287	12,023
* VeriFone Systems Inc.	225,038	11,673
* Electronic Arts Inc.	708,282	11,672
* Skyworks Solutions Inc.	401,628	11,105
* TIBCO Software Inc.	352,581	10,754
* NVIDIA Corp.	652,536	10,043
* Atmel Corp.	988,629	9,748
* MICROS Systems Inc.	171,347	9,474
Factset Research Systems Inc.	91,658	9,078
* Riverbed Technology Inc.	314,746	8,838
FLIR Systems Inc.	333,457	8,440
Global Payments Inc.	167,438	7,948
* Rovi Corp.	235,589	7,668
* Cree Inc.	235,480	7,448
* Polycom Inc.	378,594	7,220
Solera Holdings Inc.	151,617	6,958
* Dolby Laboratories Inc. Class A	109,973	4,186
* Lam Research Corp.	89,248	3,982
* LinkedIn Corp. Class A	38,693	3,946
* Flextronics International Ltd.	533,534	3,857
* Acme Packet Inc.	121,410	3,341
* First Solar Inc.	77,793	1,949

* Freescale Semiconductor Holdings I Ltd.		104,599	1,610
			523,008
Materials (5.4%)
Sherwin-Williams Co.		188,349	20,468
Sigma-Aldrich Corp.		257,244	18,794
FMC Corp.		150,432	15,925
Celanese Corp. Class A		333,386	15,396
Ball Corp.		330,272	14,162
* Crown Holdings Inc.		323,056	11,898
Albemarle Corp.		180,218	11,519
CF Industries Holdings Inc.		48,845	8,922
Cliffs Natural Resources Inc.		107,019	7,412
Walter Energy Inc.		86,540	5,124
Scotts Miracle-Gro Co. Class A		91,231	4,941
*,^ Molycorp Inc.		125,591	4,249
			138,810
Telecommunication Services (1.2%)
* SBA Communications Corp. Class A		247,465	12,574
* NII Holdings Inc.		365,900	6,699
* Level 3 Communications Inc.		215,817	5,553
* MetroPCS Communications Inc.		540,545	4,876
			29,702
Utilities (0.2%)
* Calpine Corp.		338,035	5,818

Total Common Stocks (Cost $2,263,180)			2,592,433
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)

[1,2] Vanguard Market Liquidity Fund (Cost $14,210)	0.123%	14,209,794	14,210

Total Investments (100.6%) (Cost $2,277,390)			2,606,643
Other Assets and Liabilities-Net (-0.6%)[2]			(15,761)
Net Assets (100%)			2,590,882

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $5,887,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $6,091,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Mid-Cap Growth Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2012, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At March 31, 2012, the cost of investment securities for tax purposes was $2,277,390,000. Net unrealized appreciation of investment securities for tax purposes was $329,253,000, consisting of unrealized gains of $462,970,000 on securities that had risen in value since their purchase and $133,717,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Value Index Fund

Schedule of Investments
As of March 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (13.7%)
	Mattel Inc.	521,262	17,546
*	Liberty Interactive Corp. Class A	863,714	16,488
	Genuine Parts Co.	239,585	15,034
	Nordstrom Inc.	258,738	14,417
	Wyndham Worldwide Corp.	237,149	11,030
	Darden Restaurants Inc.	202,929	10,382
	Autoliv Inc.	137,460	9,217
	Whirlpool Corp.	117,687	9,045
	JC Penney Co. Inc.	246,338	8,728
	Garmin Ltd.	179,258	8,416
	Newell Rubbermaid Inc.	445,441	7,933
	H&R Block Inc.	470,462	7,748
*	TRW Automotive Holdings Corp.	162,024	7,526
	Lear Corp.	157,462	7,320
*	MGM Resorts International	526,491	7,171
	DR Horton Inc.	437,686	6,640
	Lennar Corp. Class A	239,616	6,513
	Royal Caribbean Cruises Ltd.	217,287	6,395
*	Mohawk Industries Inc.	89,927	5,981
	Gannett Co. Inc.	366,601	5,620
*	Toll Brothers Inc.	231,497	5,554
	Interpublic Group of Cos. Inc.	461,189	5,262
	International Game Technology	297,615	4,997
	Leggett & Platt Inc.	214,122	4,927
*	PulteGroup Inc.	530,035	4,691
	GameStop Corp. Class A	212,981	4,651
	American Eagle Outfitters Inc.	268,278	4,612
*,^ Sears Holdings Corp.		65,871	4,364
	Hasbro Inc.	116,177	4,266
	Virgin Media Inc.	154,010	3,847
	Williams-Sonoma Inc.	93,361	3,499
*	NVR Inc.	4,734	3,438
	Guess? Inc.	99,997	3,125
	Harman International Industries Inc.	53,989	2,527
*	Goodyear Tire & Rubber Co.	187,988	2,109
*	Hyatt Hotels Corp. Class A	34,485	1,473
	Washington Post Co. Class B	3,753	1,402
*	Lamar Advertising Co. Class A	33,590	1,089
			254,983
Consumer Staples (7.3%)
	Bunge Ltd.	224,054	15,334
	JM Smucker Co.	175,209	14,255
	Coca-Cola Enterprises Inc.	480,288	13,736
	Dr Pepper Snapple Group Inc.	329,895	13,265
	Beam Inc.	215,298	12,610
	Church & Dwight Co. Inc.	220,287	10,836
	Safeway Inc.	523,014	10,570
	McCormick & Co. Inc.	185,020	10,071

Tyson Foods Inc. Class A	461,541	8,839
* Constellation Brands Inc. Class A	275,230	6,493
* Ralcorp Holdings Inc.	84,932	6,293
* Smithfield Foods Inc.	226,207	4,983
Hormel Foods Corp.	145,938	4,308
* Dean Foods Co.	282,691	3,423
		135,016
Energy (3.7%)
Cimarex Energy Co.	131,987	9,961
* Nabors Industries Ltd.	442,484	7,739
* Newfield Exploration Co.	207,119	7,183
* Rowan Cos. Inc.	192,288	6,332
* Tesoro Corp.	214,489	5,757
Energen Corp.	110,926	5,452
* Alpha Natural Resources Inc.	338,226	5,144
Kinder Morgan Management LLC	68,075	5,081
* McDermott International Inc.	361,627	4,633
Patterson-UTI Energy Inc.	239,580	4,142
Arch Coal Inc.	325,773	3,489
* Plains Exploration & Production Co.	76,000	3,241
		68,154
Financials (29.4%)
AvalonBay Communities Inc.	146,397	20,693
Health Care REIT Inc.	323,578	17,784
Regions Financial Corp.	2,173,872	14,326
American Capital Agency Corp.	447,712	13,225
KeyCorp	1,466,569	12,466
Lincoln National Corp.	464,360	12,241
NYSE Euronext	403,318	12,104
* CIT Group Inc.	293,481	12,103
SLM Corp.	766,085	12,073
Kimco Realty Corp.	626,450	12,065
Macerich Co.	203,123	11,730
Host Hotels & Resorts Inc.	706,677	11,604
Unum Group	450,193	11,021
XL Group plc Class A	493,465	10,703
Plum Creek Timber Co. Inc.	248,335	10,321
SL Green Realty Corp.	132,611	10,284
Comerica Inc.	305,738	9,894
New York Community Bancorp Inc.	673,370	9,367
UDR Inc.	337,221	9,007
Willis Group Holdings plc	253,886	8,881
Huntington Bancshares Inc.	1,330,169	8,580
Moody's Corp.	199,837	8,413
Rayonier Inc.	187,487	8,266
Cincinnati Financial Corp.	237,087	8,182
Realty Income Corp.	204,988	7,939
Camden Property Trust	119,963	7,888
Torchmark Corp.	156,876	7,820
Digital Realty Trust Inc.	104,988	7,766
Everest Re Group Ltd.	82,694	7,651
People's United Financial Inc.	554,914	7,347
Alexandria Real Estate Equities Inc.	95,368	6,974
PartnerRe Ltd.	99,057	6,725
Reinsurance Group of America Inc. Class A	112,751	6,705
Raymond James Financial Inc.	177,969	6,501

WR Berkley Corp.	179,365	6,479
Alleghany Corp.	19,504	6,419
Liberty Property Trust	178,593	6,379
Axis Capital Holdings Ltd.	190,965	6,334
* Markel Corp.	14,064	6,314
* Genworth Financial Inc. Class A	755,874	6,289
Regency Centers Corp.	138,381	6,155
Zions Bancorporation	283,829	6,091
RenaissanceRe Holdings Ltd.	79,709	6,036
Fidelity National Financial Inc. Class A	320,346	5,776
* Affiliated Managers Group Inc.	51,473	5,755
Assurant Inc.	141,798	5,743
Legg Mason Inc.	204,384	5,708
Duke Realty Corp.	389,169	5,581
Ares Capital Corp.	337,589	5,520
Leucadia National Corp.	207,978	5,428
Hudson City Bancorp Inc.	730,424	5,339
Essex Property Trust Inc.	34,159	5,175
HCC Insurance Holdings Inc.	163,856	5,107
Hospitality Properties Trust	190,094	5,032
White Mountains Insurance Group Ltd.	10,005	5,020
DDR Corp.	340,896	4,977
* NASDAQ OMX Group Inc.	190,874	4,944
Cullen/Frost Bankers Inc.	84,813	4,935
Commerce Bancshares Inc.	119,324	4,835
Federal Realty Investment Trust	48,846	4,728
Piedmont Office Realty Trust Inc. Class A	265,917	4,720
Weingarten Realty Investors	176,695	4,670
Chimera Investment Corp.	1,580,517	4,473
American Financial Group Inc.	113,995	4,398
First Horizon National Corp.	405,585	4,210
Assured Guaranty Ltd.	252,453	4,171
Old Republic International Corp.	379,148	4,000
City National Corp.	73,708	3,867
Jefferies Group Inc.	199,741	3,763
Validus Holdings Ltd.	99,128	3,068
BOK Financial Corp.	41,896	2,358
Jones Lang LaSalle Inc.	23,449	1,954
Erie Indemnity Co. Class A	22,274	1,736
* LPL Investment Holdings Inc.	42,523	1,613
* First Republic Bank/CA	45,447	1,497
		545,246
Health Care (3.7%)
* Watson Pharmaceuticals Inc.	195,718	13,125
* Hospira Inc.	253,466	9,477
* Hologic Inc.	405,136	8,731
Coventry Health Care Inc.	222,036	7,898
* Endo Pharmaceuticals Holdings Inc.	179,822	6,964
Omnicare Inc.	175,991	6,260
Universal Health Services Inc. Class B	137,339	5,756
* CareFusion Corp.	172,878	4,483
Lincare Holdings Inc.	136,270	3,527
* Alere Inc.	125,739	3,270
		69,491
Industrials (10.1%)
Cooper Industries plc	243,362	15,563

* Delta Air Lines Inc.	1,303,793	12,921
* United Continental Holdings Inc.	509,336	10,951
L-3 Communications Holdings Inc.	153,756	10,881
Southwest Airlines Co.	1,198,313	9,874
Equifax Inc.	186,305	8,246
KBR Inc.	229,071	8,143
Pentair Inc.	151,688	7,222
Cintas Corp.	179,666	7,029
* Quanta Services Inc.	317,294	6,631
Timken Co.	127,774	6,483
Flowserve Corp.	55,612	6,424
* Owens Corning	176,737	6,368
* Hertz Global Holdings Inc.	416,776	6,268
Hubbell Inc. Class B	79,687	6,262
SPX Corp.	78,600	6,094
Manpower Inc.	125,535	5,947
Towers Watson & Co. Class A	86,203	5,695
Pitney Bowes Inc.	307,136	5,399
Pall Corp.	88,582	5,282
URS Corp.	122,608	5,213
Masco Corp.	359,921	4,812
Avery Dennison Corp.	155,232	4,677
* Spirit Aerosystems Holdings Inc. Class A	182,369	4,461
^ RR Donnelley & Sons Co.	288,961	3,580
* AECOM Technology Corp.	159,792	3,575
Robert Half International Inc.	104,583	3,169
		187,170
Information Technology (11.5%)
Seagate Technology plc	646,193	17,415
* Western Digital Corp.	359,888	14,896
KLA-Tencor Corp.	256,554	13,962
Maxim Integrated Products Inc.	449,048	12,838
* Micron Technology Inc.	1,368,081	11,081
Microchip Technology Inc.	294,117	10,941
* SanDisk Corp.	184,924	9,170
* Avnet Inc.	228,297	8,308
Harris Corp.	178,238	8,035
* LSI Corp.	867,565	7,530
* Advanced Micro Devices Inc.	912,125	7,315
Jabil Circuit Inc.	288,289	7,242
* NVIDIA Corp.	469,813	7,230
* Arrow Electronics Inc.	171,970	7,218
Computer Sciences Corp.	238,590	7,143
* Synopsys Inc.	220,517	6,761
* ON Semiconductor Corp.	692,550	6,240
Total System Services Inc.	263,327	6,075
IAC/InterActiveCorp	117,335	5,760
* SAIC Inc.	419,764	5,541
* Lam Research Corp.	119,606	5,337
* Flextronics International Ltd.	713,261	5,157
Broadridge Financial Solutions Inc.	191,027	4,567
* Ingram Micro Inc.	236,088	4,382
Lexmark International Inc. Class A	115,724	3,847
* Zynga Inc. Class A	212,394	2,793
Molex Inc. Class A	117,185	2,748
Molex Inc.	95,611	2,689

* First Solar Inc.	30,287	759
		212,980
Materials (8.3%)
CF Industries Holdings Inc.	65,454	11,955
Eastman Chemical Co.	211,726	10,944
Cliffs Natural Resources Inc.	143,048	9,907
Airgas Inc.	110,970	9,873
Vulcan Materials Co.	198,863	8,497
MeadWestvaco Corp.	262,764	8,301
Ashland Inc.	120,255	7,343
Rock-Tenn Co. Class A	108,587	7,336
International Flavors & Fragrances Inc.	124,535	7,298
Valspar Corp.	136,624	6,598
Reliance Steel & Aluminum Co.	115,393	6,517
United States Steel Corp.	221,588	6,508
Allegheny Technologies Inc.	155,541	6,404
Martin Marietta Materials Inc.	70,331	6,022
* Owens-Illinois Inc.	252,723	5,898
Domtar Corp.	58,250	5,556
Sealed Air Corp.	265,868	5,134
Bemis Co. Inc.	158,494	5,118
Sonoco Products Co.	153,876	5,109
Steel Dynamics Inc.	319,712	4,649
Huntsman Corp.	292,806	4,102
Greif Inc. Class A	36,564	2,045
Walter Energy Inc.	33,660	1,993
Titanium Metals Corp.	134,826	1,828
		154,935
Telecommunication Services (1.3%)
Windstream Corp.	898,136	10,517
^ Frontier Communications Corp.	1,532,302	6,390
Telephone & Data Systems Inc.	148,003	3,426
* Level 3 Communications Inc.	83,936	2,160
* United States Cellular Corp.	19,934	816
		23,309
Utilities (11.0%)
DTE Energy Co.	260,528	14,337
Wisconsin Energy Corp.	355,991	12,524
ONEOK Inc.	150,615	12,299
CenterPoint Energy Inc.	622,840	12,282
Ameren Corp.	372,902	12,149
NiSource Inc.	432,802	10,539
Northeast Utilities	272,451	10,113
American Water Works Co. Inc.	270,254	9,197
SCANA Corp.	189,539	8,645
CMS Energy Corp.	390,177	8,584
OGE Energy Corp.	150,968	8,077
Pinnacle West Capital Corp.	168,189	8,056
NSTAR	159,436	7,753
Alliant Energy Corp.	170,795	7,399
AGL Resources Inc.	179,639	7,045
Pepco Holdings Inc.	349,465	6,601
MDU Resources Group Inc.	290,469	6,504
Integrys Energy Group Inc.	120,484	6,385
NV Energy Inc.	363,115	5,853
* NRG Energy Inc.	353,843	5,545

TECO Energy Inc.		315,412	5,536
National Fuel Gas Co.		108,471	5,220
UGI Corp.		177,726	4,843
Aqua America Inc.		213,183	4,752
* Calpine Corp.		244,010	4,199
			204,437
Total Common Stocks (Cost $1,706,243)			1,855,721
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)

[1,2] Vanguard Market Liquidity Fund (Cost $6,611)	0.123%	6,610,977	6,611

Total Investments (100.4%) (Cost $1,712,854)			1,862,332
Other Assets and Liabilities-Net (-0.4%)[2]			(6,620)
Net Assets (100%)			1,855,712

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $5,963,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $6,415,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2012, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At March 31, 2012, the cost of investment securities for tax purposes was $1,712,854,000. Net unrealized appreciation of investment securities for tax purposes was $149,478,000, consisting of unrealized gains of $219,806,000 on securities that had risen in value since their purchase and $70,328,000 in unrealized losses on securities that had fallen in value since their purchase.

Mid-Cap Value Index Fund

Vanguard Small-Cap Index Fund

Schedule of Investments
As of March 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.3%)[1]
Consumer Discretionary (13.6%)
	Foot Locker Inc.	2,393,693	74,324
*	Panera Bread Co. Class A	442,381	71,188
	Signet Jewelers Ltd.	1,360,083	64,305
*	Sally Beauty Holdings Inc.	2,187,370	54,247
	Jarden Corp.	1,177,249	47,361
*	Carter's Inc.	917,394	45,659
*	Ascena Retail Group Inc.	1,017,225	45,083
*	Hanesbrands Inc.	1,521,337	44,940
*	Penn National Gaming Inc.	1,040,802	44,734
*	Big Lots Inc.	1,026,189	44,147
	Sotheby's	1,057,841	41,615
*	Visteon Corp.	765,699	40,582
	Service Corp. International	3,569,814	40,196
	Chico's FAS Inc.	2,625,303	39,642
	GNC Holdings Inc. Class A	1,090,708	38,055
*	Warnaco Group Inc.	633,950	37,023
*	AMC Networks Inc. Class A	821,834	36,678
	Dana Holding Corp.	2,303,557	35,705
*	Tenneco Inc.	944,105	35,073
	Rent-A-Center Inc.	920,039	34,731
	Brinker International Inc.	1,259,759	34,706
	John Wiley & Sons Inc. Class A	723,853	34,448
	Brunswick Corp.	1,325,139	34,122
	Dillard's Inc. Class A	520,221	32,784
	Six Flags Entertainment Corp.	689,304	32,239
*	Bally Technologies Inc.	678,772	31,733
	Cinemark Holdings Inc.	1,429,956	31,388
*,^ Tesla Motors Inc.		816,739	30,415
*	Life Time Fitness Inc.	596,733	30,177
*	Madison Square Garden Co. Class A	874,926	29,922
*	Crocs Inc.	1,413,367	29,568
*	Express Inc.	1,183,489	29,564
	Men's Wearhouse Inc.	761,519	29,524
*	Coinstar Inc.	457,867	29,097
	Aaron's Inc.	1,122,360	29,069
	Wolverine World Wide Inc.	755,482	28,089
*	Pier 1 Imports Inc.	1,544,883	28,086
	Pool Corp.	745,774	27,907
*	Aeropostale Inc.	1,264,485	27,338
*	Genesco Inc.	378,268	27,103
*	Cabela's Inc.	708,466	27,028
	Domino's Pizza Inc.	728,274	26,436
	DSW Inc. Class A	476,347	26,090
*	Buffalo Wild Wings Inc.	287,206	26,047
*	Steven Madden Ltd.	603,455	25,798
*	Select Comfort Corp.	791,009	25,621
	Morningstar Inc.	391,217	24,666
	HSN Inc.	647,583	24,628
	Wendy's Co.	4,875,837	24,428

	Vail Resorts Inc.	563,892	24,388
*	Cheesecake Factory Inc.	823,744	24,210
*	ANN Inc.	819,200	23,462
*	Hibbett Sports Inc.	419,732	22,896
	Hillenbrand Inc.	977,705	22,438
*	Live Nation Entertainment Inc.	2,371,234	22,290
*	JOS A Bank Clothiers Inc.	435,411	21,949
	Thor Industries Inc.	686,208	21,657
	Buckle Inc.	445,522	21,341
*	WMS Industries Inc.	872,992	20,716
*	Children's Place Retail Stores Inc.	394,408	20,379
*,^ Saks Inc.		1,752,182	20,343
	Cracker Barrel Old Country Store Inc.	358,955	20,030
*	Iconix Brand Group Inc.	1,152,311	20,027
	Group 1 Automotive Inc.	355,737	19,982
*,^ DreamWorks Animation SKG Inc. Class A		1,080,648	19,938
*	Liz Claiborne Inc.	1,481,961	19,799
*	BJ's Restaurants Inc.	390,243	19,649
	Monro Muffler Brake Inc.	458,581	19,027
*	Collective Brands Inc.	948,942	18,656
^	Meredith Corp.	566,046	18,374
*	Vitamin Shoppe Inc.	410,889	18,165
	Regal Entertainment Group Class A	1,330,957	18,101
^	Strayer Education Inc.	187,726	17,699
*	Gaylord Entertainment Co.	567,873	17,490
	Penske Automotive Group Inc.	706,951	17,412
	Bob Evans Farms Inc.	460,876	17,384
	Choice Hotels International Inc.	462,658	17,276
	Finish Line Inc. Class A	792,450	16,816
	Regis Corp.	903,023	16,643
*	Orient-Express Hotels Ltd. Class A	1,607,619	16,398
	Texas Roadhouse Inc. Class A	971,941	16,173
*	Valassis Communications Inc.	701,245	16,129
*	Helen of Troy Ltd.	469,312	15,961
	Jones Group Inc.	1,267,263	15,917
	Arbitron Inc.	426,259	15,763
	Scholastic Corp.	439,157	15,493
	MDC Holdings Inc.	595,168	15,349
*	Office Depot Inc.	4,385,951	15,132
*	Lions Gate Entertainment Corp.	1,074,850	14,962
*	Shuffle Master Inc.	848,439	14,933
*	Peet's Coffee & Tea Inc.	202,268	14,907
*	Jack in the Box Inc.	618,888	14,835
	Sturm Ruger & Co. Inc.	297,721	14,618
*	Shutterfly Inc.	461,011	14,443
	Cooper Tire & Rubber Co.	925,003	14,079
	Matthews International Corp. Class A	444,726	14,071
	Ryland Group Inc.	694,809	13,396
*	New York Times Co. Class A	1,948,913	13,233
	National CineMedia Inc.	862,916	13,203
	PF Chang's China Bistro Inc.	331,699	13,109
*	American Axle & Manufacturing Holdings Inc.	1,059,794	12,410
*	Meritage Homes Corp.	456,594	12,355
*	Zumiez Inc.	340,535	12,297
	PEP Boys-Manny Moe & Jack	823,639	12,289
*	La-Z-Boy Inc.	810,643	12,127
*	Asbury Automotive Group Inc.	447,093	12,072

*	Marriott Vacations Worldwide Corp.	421,802	12,026
	Cato Corp. Class A	433,285	11,976
*	DineEquity Inc.	240,193	11,914
	International Speedway Corp. Class A	426,420	11,833
*	Scientific Games Corp. Class A	1,008,755	11,762
*	Papa John's International Inc.	305,056	11,488
	CEC Entertainment Inc.	295,601	11,206
*	Pinnacle Entertainment Inc.	971,939	11,187
	Oxford Industries Inc.	219,729	11,167
*	Steiner Leisure Ltd.	222,418	10,861
*	Charming Shoppes Inc.	1,825,491	10,770
*	K12 Inc.	454,977	10,751
	Interval Leisure Group Inc.	613,020	10,667
*	American Public Education Inc.	279,035	10,603
	Belo Corp. Class A	1,464,531	10,501
*	True Religion Apparel Inc.	380,665	10,430
*	iRobot Corp.	380,930	10,384
	Ethan Allen Interiors Inc.	406,225	10,286
	Sonic Automotive Inc. Class A	572,247	10,249
*	Dorman Products Inc.	197,503	9,994
*	Lumber Liquidators Holdings Inc.	390,578	9,807
	Churchill Downs Inc.	174,526	9,756
^	RadioShack Corp.	1,561,563	9,713
^	KB Home	1,085,668	9,662
*	Career Education Corp.	1,185,708	9,557
	Ameristar Casinos Inc.	510,552	9,512
*	Grand Canyon Education Inc.	521,272	9,258
*	Knology Inc.	501,008	9,118
	Lithia Motors Inc. Class A	346,227	9,071
	American Greetings Corp. Class A	587,138	9,007
	Sinclair Broadcast Group Inc. Class A	813,903	9,002
*	Ascent Capital Group Inc. Class A	189,678	8,970
	Columbia Sportswear Co.	183,967	8,729
*,^ Vera Bradley Inc.		285,134	8,608
*	Drew Industries Inc.	310,305	8,474
	Fred's Inc. Class A	573,077	8,373
*	Maidenform Brands Inc.	368,540	8,296
*	Arctic Cat Inc.	191,249	8,191
*	Ruby Tuesday Inc.	895,907	8,180
*	Biglari Holdings Inc.	20,159	8,121
*	Red Robin Gourmet Burgers Inc.	217,837	8,101
*,^ Bridgepoint Education Inc.		321,269	7,951
	Stage Stores Inc.	487,019	7,909
*	Quiksilver Inc.	1,935,358	7,819
	Stewart Enterprises Inc. Class A	1,281,061	7,776
*	Capella Education Co.	214,641	7,716
*	OfficeMax Inc.	1,345,435	7,696
*	Skechers U.S.A. Inc. Class A	603,968	7,682
*	Standard Pacific Corp.	1,707,843	7,617
*	G-III Apparel Group Ltd.	264,372	7,513
*	Smith & Wesson Holding Corp.	960,158	7,441
*	Rue21 Inc.	249,013	7,306
*	Amerigon Inc.	451,162	7,300
	Jakks Pacific Inc.	407,011	7,102
*	Sonic Corp.	920,891	7,072
	Superior Industries International Inc.	360,536	7,045
	Movado Group Inc.	285,840	7,017

*,^ Blue Nile Inc.		212,163	6,997
*	Krispy Kreme Doughnuts Inc.	955,731	6,977
*	Fuel Systems Solutions Inc.	266,388	6,969
*	Boyd Gaming Corp.	878,343	6,886
	Callaway Golf Co.	1,014,726	6,860
*,^ Education Management Corp.		498,279	6,821
*	Federal-Mogul Corp.	386,647	6,654
*	AFC Enterprises Inc.	381,037	6,462
	HOT Topic Inc.	628,797	6,382
	Blyth Inc.	83,915	6,279
*	Leapfrog Enterprises Inc.	739,689	6,184
	Brown Shoe Co. Inc.	657,018	6,064
*	America's Car-Mart Inc.	135,956	5,979
	Core-Mark Holding Co. Inc.	141,547	5,795
	Harte-Hanks Inc.	640,104	5,793
*	Denny's Corp.	1,430,726	5,780
*	Bravo Brio Restaurant Group Inc.	288,672	5,762
*	Modine Manufacturing Co.	622,707	5,499
	Bebe Stores Inc.	593,654	5,479
*	Corinthian Colleges Inc.	1,263,545	5,231
*	Body Central Corp.	175,280	5,087
	Standard Motor Products Inc.	283,494	5,029
*,^ Barnes & Noble Inc.		377,783	5,006
*	Wet Seal Inc. Class A	1,417,165	4,889
	Clear Channel Outdoor Holdings Inc. Class A	608,384	4,855
	Nutrisystem Inc.	418,835	4,704
*	Shoe Carnival Inc.	144,970	4,671
*	Universal Electronics Inc.	231,621	4,628
*	EW Scripps Co. Class A	467,901	4,618
	Universal Technical Institute Inc.	347,131	4,579
*	Winnebago Industries Inc.	457,750	4,486
	Speedway Motorsports Inc.	227,461	4,249
	Marcus Corp.	320,773	4,026
*	Libbey Inc.	309,935	4,011
*	Digital Generation Inc.	389,261	3,974
	PetMed Express Inc.	319,509	3,956
*	Kirkland's Inc.	244,027	3,948
	World Wrestling Entertainment Inc. Class A	442,428	3,924
*	Beazer Homes USA Inc.	1,180,974	3,838
*	Systemax Inc.	227,132	3,829
*	Perry Ellis International Inc.	203,982	3,808
*	Stoneridge Inc.	379,550	3,754
*	M/I Homes Inc.	292,469	3,615
*,^ Zagg Inc.		323,325	3,437
*,^ Talbots Inc.		1,104,286	3,346
*	Journal Communications Inc. Class A	589,696	3,320
*,^ hhgregg Inc.		291,563	3,318
*	Exide Technologies	1,034,794	3,239
	Haverty Furniture Cos. Inc.	263,242	2,922
*	Stein Mart Inc.	442,059	2,918
*	Steinway Musical Instruments Inc.	115,927	2,898
*	Cumulus Media Inc. Class A	808,335	2,821
*,^ McClatchy Co. Class A		955,051	2,760
*	Citi Trends Inc.	235,437	2,698
	Weyco Group Inc.	110,916	2,629
*,^ Hovnanian Enterprises Inc. Class A		1,064,864	2,609
	CSS Industries Inc.	129,519	2,520

*	Kenneth Cole Productions Inc. Class A	150,642	2,425
	Lincoln Educational Services Corp.	301,130	2,382
*	Isle of Capri Casinos Inc.	335,440	2,368
	Big 5 Sporting Goods Corp.	292,376	2,292
*	Unifi Inc.	236,731	2,287
*	Entercom Communications Corp. Class A	340,899	2,212
*	Vitacost.com Inc.	262,886	2,093
*	Gordmans Stores Inc.	91,392	2,008
*	K-Swiss Inc. Class A	430,917	1,767
	Martha Stewart Living Omnimedia Class A	454,206	1,731
*	LIN TV Corp. Class A	413,997	1,677
*	Coldwater Creek Inc.	1,415,015	1,641
*	New York & Co. Inc.	439,427	1,639
*	Archipelago Learning Inc.	142,934	1,589
*	Sealy Corp.	780,557	1,577
*,^ Pacific Sunwear of California Inc.		830,647	1,462
*	Furniture Brands International Inc.	792,572	1,332
*	Tower International Inc.	109,249	1,331
*	Overstock.com Inc.	252,720	1,324
	Christopher & Banks Corp.	555,386	1,033
*	Orbitz Worldwide Inc.	329,612	1,005
*	ReachLocal Inc.	139,455	994
*	School Specialty Inc.	250,328	886
*,^ Orchard Supply Hardware Stores Corp. Class A		29,713	614
			3,570,464
Consumer Staples (3.0%)
	Corn Products International Inc.	1,186,162	68,382
	Nu Skin Enterprises Inc. Class A	875,680	50,711
	Flowers Foods Inc.	1,809,777	36,865
*	United Natural Foods Inc.	725,222	33,839
*	TreeHouse Foods Inc.	562,391	33,462
	Casey's General Stores Inc.	595,913	33,049
*	Darling International Inc.	1,832,841	31,928
	Ruddick Corp.	692,239	27,759
*	Hain Celestial Group Inc.	551,466	24,160
*	Fresh Market Inc.	450,564	21,605
	PriceSmart Inc.	280,587	20,429
	Lancaster Colony Corp.	298,917	19,866
^	SUPERVALU Inc.	3,320,464	18,960
*	Rite Aid Corp.	10,558,112	18,371
	Universal Corp.	363,252	16,928
	B&G Foods Inc. Class A	746,154	16,796
	Sanderson Farms Inc.	311,746	16,532
	Snyders-Lance Inc.	636,299	16,448
	Fresh Del Monte Produce Inc.	632,269	14,441
*,^ Boston Beer Co. Inc. Class A		134,988	14,415
*	Post Holdings Inc.	431,057	14,195
*	Prestige Brands Holdings Inc.	788,773	13,788
*	Elizabeth Arden Inc.	385,725	13,493
	Andersons Inc.	275,473	13,413
*	Spectrum Brands Holdings Inc.	368,484	12,882
	J&J Snack Foods Corp.	234,221	12,287
^	Vector Group Ltd.	683,287	12,108
	WD-40 Co.	236,997	10,748
	Cal-Maine Foods Inc.	218,092	8,344
	Weis Markets Inc.	189,275	8,252
^	Diamond Foods Inc.	344,745	7,867

*	Pilgrim's Pride Corp.	1,013,758	7,563
	Tootsie Roll Industries Inc.	296,415	6,791
	Spartan Stores Inc.	358,131	6,489
*	Chiquita Brands International Inc.	714,965	6,285
*,^ Dole Food Co. Inc.		624,567	6,233
*	Smart Balance Inc.	923,290	6,103
*,^ Star Scientific Inc.		1,691,696	5,549
*,^ Central European Distribution Corp.		1,080,972	5,524
	Nash Finch Co.	189,856	5,396
	Calavo Growers Inc.	185,609	4,971
*	Central Garden and Pet Co. Class A	512,301	4,933
	Coca-Cola Bottling Co. Consolidated	78,024	4,895
*	Alliance One International Inc.	1,297,733	4,892
*	Pantry Inc.	357,933	4,657
*	Susser Holdings Corp.	176,134	4,521
*,^ USANA Health Sciences Inc.		116,744	4,358
	Inter Parfums Inc.	262,596	4,120
*	Medifast Inc.	218,177	3,809
*	Revlon Inc. Class A	193,029	3,330
*	Nature's Sunshine Products Inc.	195,311	3,129
*	National Beverage Corp.	180,614	2,897
	Village Super Market Inc. Class A	91,544	2,892
	Ingles Markets Inc. Class A	162,120	2,860
*	Seneca Foods Corp. Class A	98,632	2,598
*	Schiff Nutrition International Inc.	135,671	1,667
*	Central Garden and Pet Co.	173,737	1,635
*	Farmer Bros Co.	113,913	1,240
*	Primo Water Corp.	297,229	580
			782,240
Energy (5.5%)
*	Oil States International Inc.	801,815	62,590
	World Fuel Services Corp.	1,113,741	45,663
	Tidewater Inc.	812,522	43,892
	Lufkin Industries Inc.	519,370	41,887
*	Atwood Oceanics Inc.	914,989	41,074
*	Rosetta Resources Inc.	830,264	40,484
*	Kodiak Oil & Gas Corp.	3,933,994	39,183
*	Energy XXI Bermuda Ltd.	1,077,294	38,901
*	CVR Energy Inc.	1,354,373	36,229
*	Cheniere Energy Inc.	2,357,551	35,316
	Berry Petroleum Co. Class A	728,513	34,335
*	Key Energy Services Inc.	2,122,534	32,793
*	Dril-Quip Inc.	502,044	32,643
^	CARBO Ceramics Inc.	307,233	32,398
*	SEACOR Holdings Inc.	322,759	30,914
*	Helix Energy Solutions Group Inc.	1,569,067	27,929
*	Unit Corp.	640,263	27,378
*	Gran Tierra Energy Inc.	4,342,631	27,315
	Bristow Group Inc.	565,993	27,015
*,^ Oasis Petroleum Inc.		795,431	24,523
*	Forest Oil Corp.	1,788,829	21,681
*	Gulfport Energy Corp.	731,233	21,294
*	Hornbeck Offshore Services Inc.	504,214	21,192
*	Stone Energy Corp.	690,481	19,741
*	Bill Barrett Corp.	745,976	19,403
*	Swift Energy Co.	664,489	19,290
*	Northern Oil and Gas Inc.	890,471	18,468

*	Gulfmark Offshore Inc.	374,413	17,208
*	SemGroup Corp. Class A	584,917	17,044
	Targa Resources Corp.	364,450	16,564
*	Carrizo Oil & Gas Inc.	585,436	16,544
*,^ Clean Energy Fuels Corp.		770,642	16,399
*	Enbridge Energy Management LLC	509,944	16,237
*,^ McMoRan Exploration Co.		1,514,521	16,205
	Western Refining Inc.	852,474	16,044
*	Cloud Peak Energy Inc.	954,649	15,208
*	Approach Resources Inc.	405,818	14,995
*	Petroleum Development Corp.	369,263	13,696
^	EXCO Resources Inc.	2,015,836	13,365
*	Exterran Holdings Inc.	951,858	12,555
*	ION Geophysical Corp.	1,941,342	12,522
	W&T Offshore Inc.	582,322	12,275
*	Newpark Resources Inc.	1,428,719	11,701
*,^ Magnum Hunter Resources Corp.		1,814,622	11,632
*	Tetra Technologies Inc.	1,208,463	11,384
*	Contango Oil & Gas Co.	192,237	11,325
*	Comstock Resources Inc.	707,513	11,200
^	RPC Inc.	1,043,890	11,076
*	Parker Drilling Co.	1,738,951	10,382
*	Hercules Offshore Inc.	2,119,375	10,025
*	OYO Geospace Corp.	94,745	9,979
*	Clayton Williams Energy Inc.	123,999	9,850
	Crosstex Energy Inc.	665,074	9,404
*,^ Heckmann Corp.		2,154,585	9,286
*	GeoResources Inc.	279,812	9,161
*	Patriot Coal Corp.	1,429,641	8,921
*	Lone Pine Resources Inc.	1,266,900	8,235
*	Resolute Energy Corp.	716,225	8,151
*,^ Goodrich Petroleum Corp.		424,088	8,066
*	Basic Energy Services Inc.	464,841	8,065
*	Pioneer Drilling Co.	914,796	8,050
*	Vaalco Energy Inc.	849,788	8,031
*	Quicksilver Resources Inc.	1,473,185	7,425
*	Rex Energy Corp.	689,129	7,360
*	Rentech Inc.	3,497,756	7,275
*	Tesco Corp.	508,689	7,218
*	Energy Partners Ltd.	434,527	7,218
*,^ Solazyme Inc.		467,288	6,836
*	Endeavour International Corp.	531,058	6,293
	Gulf Island Fabrication Inc.	213,640	6,253
*,^ BPZ Resources Inc.		1,449,781	5,843
^	Overseas Shipholding Group Inc.	452,652	5,717
*	Matrix Service Co.	405,703	5,684
*,^ Petroquest Energy Inc.		903,445	5,547
*,^ ATP Oil & Gas Corp.		726,711	5,341
*	Venoco Inc.	481,811	5,223
*	Cal Dive International Inc.	1,484,244	4,898
*	Triangle Petroleum Corp.	676,847	4,670
*	FX Energy Inc.	829,140	4,511
*	PHI Inc.	194,484	4,502
*,^ Uranium Energy Corp.		1,118,174	4,361
*	Abraxas Petroleum Corp.	1,370,170	4,275
*	Green Plains Renewable Energy Inc.	395,179	4,264
*	Dawson Geophysical Co.	123,436	4,240

*	Vantage Drilling Co.	2,499,083	3,999
*	TransAtlantic Petroleum Ltd.	2,851,654	3,707
*	Harvest Natural Resources Inc.	512,603	3,629
*	Warren Resources Inc.	1,069,138	3,485
	Penn Virginia Corp.	713,902	3,248
*	Global Geophysical Services Inc.	289,640	3,073
*,^ Hyperdynamics Corp.		2,315,803	2,987
*,^ James River Coal Co.		556,687	2,850
	Delek US Holdings Inc.	182,471	2,830
*	Gastar Exploration Ltd.	912,544	2,729
*	Willbros Group Inc.	648,996	2,103
*,^ USEC Inc.		1,823,321	1,933
*	RigNet Inc.	97,129	1,703
*,^ Amyris Inc.		319,519	1,655
	Alon USA Energy Inc.	176,062	1,593
*,^ Houston American Energy Corp.		292,749	1,528
*,^ Gevo Inc.		120,837	1,110
*,^ Oilsands Quest Inc.		9,004,390	403
			1,453,835
Financials (21.2%)
	Taubman Centers Inc.	906,422	66,123
	Arthur J Gallagher & Co.	1,772,025	63,332
	BRE Properties Inc.	1,178,716	59,584
	Senior Housing Properties Trust	2,545,520	56,129
	East West Bancorp Inc.	2,332,868	53,866
	First Niagara Financial Group Inc.	5,444,067	53,570
	Apartment Investment & Management Co.	1,892,666	49,985
	American Campus Communities Inc.	1,109,153	49,601
	Kilroy Realty Corp.	1,049,900	48,936
*	E*Trade Financial Corp.	4,465,437	48,897
*	American Capital Ltd.	5,397,226	46,794
	Home Properties Inc.	755,638	46,101
	BioMed Realty Trust Inc.	2,408,127	45,706
*	Signature Bank	722,911	45,572
	Hancock Holding Co.	1,259,799	44,735
	National Retail Properties Inc.	1,618,897	44,018
*	SVB Financial Group	678,640	43,664
	Douglas Emmett Inc.	1,901,111	43,364
	Waddell & Reed Financial Inc. Class A	1,335,457	43,282
	Equity Lifestyle Properties Inc.	606,368	42,288
	CBL & Associates Properties Inc.	2,206,509	41,747
	MFA Financial Inc.	5,576,812	41,659
	Hatteras Financial Corp.	1,488,787	41,537
	Extra Space Storage Inc.	1,403,339	40,402
	Tanger Factory Outlet Centers	1,357,386	40,355
	ProAssurance Corp.	454,216	40,021
	Mid-America Apartment Communities Inc.	592,090	39,688
	Mack-Cali Realty Corp.	1,364,181	39,316
	Allied World Assurance Co. Holdings AG	567,591	38,976
	Protective Life Corp.	1,296,356	38,398
	Associated Banc-Corp	2,732,199	38,142
	Post Properties Inc.	811,714	38,037
	Highwoods Properties Inc.	1,135,472	37,834
	LaSalle Hotel Properties	1,311,272	36,899
	Valley National Bancorp	2,783,639	36,048
	Bank of Hawaii Corp.	727,403	35,170
	Omega Healthcare Investors Inc.	1,614,054	34,315

	Delphi Financial Group Inc.	764,098	34,209
	Entertainment Properties Trust	731,637	33,933
	Two Harbors Investment Corp.	3,283,186	33,292
*	Forest City Enterprises Inc. Class A	2,115,665	33,131
^	Federated Investors Inc. Class B	1,469,446	32,930
*	Popular Inc.	16,049,392	32,901
	Fulton Financial Corp.	3,131,843	32,884
	Prosperity Bancshares Inc.	697,391	31,941
	Invesco Mortgage Capital Inc.	1,806,811	31,890
	Capitol Federal Financial Inc.	2,622,552	31,103
	Aspen Insurance Holdings Ltd.	1,105,595	30,890
	Washington REIT	1,034,617	30,728
	Starwood Property Trust Inc.	1,456,311	30,612
*	Stifel Financial Corp.	798,887	30,230
*	CNO Financial Group Inc.	3,804,850	29,602
	Hanover Insurance Group Inc.	702,688	28,895
	FirstMerit Corp.	1,710,712	28,843
	Washington Federal Inc.	1,685,191	28,345
	StanCorp Financial Group Inc.	692,009	28,331
	TCF Financial Corp.	2,381,158	28,312
	Colonial Properties Trust	1,299,983	28,249
	RLJ Lodging Trust	1,496,802	27,885
	Susquehanna Bancshares Inc.	2,788,559	27,551
	First American Financial Corp.	1,651,475	27,464
	CapitalSource Inc.	4,087,132	26,975
	DiamondRock Hospitality Co.	2,620,389	26,964
	Healthcare Realty Trust Inc.	1,219,074	26,820
*	Howard Hughes Corp.	416,000	26,570
	Webster Financial Corp.	1,164,877	26,408
	FNB Corp.	2,181,461	26,352
	Alterra Capital Holdings Ltd.	1,143,730	26,283
	Corporate Office Properties Trust	1,127,463	26,168
	Janus Capital Group Inc.	2,922,256	26,037
	Synovus Financial Corp.	12,287,856	25,190
*	Ocwen Financial Corp.	1,580,035	24,696
	Iberiabank Corp.	459,179	24,552
	CommonWealth REIT	1,309,973	24,392
	Brandywine Realty Trust	2,120,551	24,344
	Kemper Corp.	803,765	24,338
	Umpqua Holdings Corp.	1,791,776	24,296
	DuPont Fabros Technology Inc.	980,845	23,982
	Trustmark Corp.	952,873	23,803
	Endurance Specialty Holdings Ltd.	571,222	23,226
*	Ezcorp Inc. Class A	704,931	22,879
	DCT Industrial Trust Inc.	3,851,706	22,725
	UMB Financial Corp.	506,068	22,639
*,^ MBIA Inc.		2,266,097	22,208
	CYS Investments Inc.	1,688,443	22,102
	Apollo Investment Corp.	3,082,415	22,101
	Cash America International Inc.	458,273	21,965
	Glimcher Realty Trust	2,134,160	21,811
	Sovran Self Storage Inc.	435,795	21,716
	CubeSmart	1,821,339	21,674
	Westamerica Bancorporation	445,505	21,384
	Platinum Underwriters Holdings Ltd.	584,008	21,316
	EastGroup Properties Inc.	424,283	21,308
	RLI Corp.	296,841	21,266

^	Prospect Capital Corp.	1,905,846	20,926
	Cathay General Bancorp	1,169,152	20,694
*,^ St. Joe Co.		1,083,948	20,606
^	United Bankshares Inc.	706,770	20,397
*	Texas Capital Bancshares Inc.	586,673	20,311
	Wintrust Financial Corp.	561,970	20,113
	Equity One Inc.	987,848	19,974
	PS Business Parks Inc.	302,366	19,817
	Potlatch Corp.	628,784	19,706
	Lexington Realty Trust	2,172,517	19,531
	Old National Bancorp	1,482,432	19,479
	Northwest Bancshares Inc.	1,527,448	19,399
	Primerica Inc.	762,094	19,212
	MarketAxess Holdings Inc.	511,939	19,090
	Medical Properties Trust Inc.	2,054,254	19,063
*	Knight Capital Group Inc. Class A	1,465,788	18,865
	Mercury General Corp.	428,965	18,763
	Montpelier Re Holdings Ltd.	964,768	18,639
	ARMOUR Residential REIT Inc.	2,706,534	18,269
*	First Cash Financial Services Inc.	423,549	18,166
*	Altisource Portfolio Solutions SA	298,940	18,128
*	Sunstone Hotel Investors Inc.	1,855,882	18,076
	National Health Investors Inc.	368,816	17,991
	Pebblebrook Hotel Trust	796,207	17,978
	National Penn Bancshares Inc.	2,018,105	17,860
	International Bancshares Corp.	841,628	17,800
	Greenhill & Co. Inc.	407,583	17,787
	BancorpSouth Inc.	1,308,903	17,631
	Capstead Mortgage Corp.	1,335,810	17,512
	MB Financial Inc.	812,522	17,055
	Glacier Bancorp Inc.	1,126,663	16,832
	Sun Communities Inc.	384,083	16,642
	Community Bank System Inc.	577,823	16,630
*	Credit Acceptance Corp.	160,536	16,216
*	First Industrial Realty Trust Inc.	1,287,012	15,895
	First Financial Bancorp	911,038	15,761
	Education Realty Trust Inc.	1,438,455	15,593
	CVB Financial Corp.	1,307,130	15,346
	PrivateBancorp Inc. Class A	1,010,418	15,328
*	Strategic Hotels & Resorts Inc.	2,326,799	15,310
	LTC Properties Inc.	474,640	15,188
	Acadia Realty Trust	665,954	15,011
	Symetra Financial Corp.	1,298,511	14,972
	Selective Insurance Group Inc.	849,773	14,965
	First Citizens BancShares Inc. Class A	81,446	14,879
	Argo Group International Holdings Ltd.	490,202	14,642
	Government Properties Income Trust	588,638	14,192
	Columbia Banking System Inc.	618,866	14,098
*	MGIC Investment Corp.	2,830,711	14,040
*	World Acceptance Corp.	228,993	14,026
	First Midwest Bancorp Inc.	1,164,948	13,956
^	First Financial Bankshares Inc.	394,429	13,888
*	Enstar Group Ltd.	139,355	13,795
	Anworth Mortgage Asset Corp.	2,096,113	13,792
	Redwood Trust Inc.	1,230,403	13,781
	Astoria Financial Corp.	1,389,670	13,702
*	PHH Corp.	880,965	13,629

BankUnited Inc.	543,420	13,586
Bank of the Ozarks Inc.	428,954	13,409
^ Park National Corp.	192,887	13,342
Tower Group Inc.	592,331	13,286
Hersha Hospitality Trust Class A	2,390,617	13,053
* BBCN Bancorp Inc.	1,158,213	12,891
Pennsylvania REIT	826,853	12,626
Fifth Street Finance Corp.	1,288,342	12,574
Alexander's Inc.	31,923	12,574
Franklin Street Properties Corp.	1,167,294	12,373
Provident Financial Services Inc.	850,751	12,361
Inland Real Estate Corp.	1,390,534	12,334
* DFC Global Corp.	652,534	12,313
Interactive Brokers Group Inc.	712,552	12,113
Solar Capital Ltd.	543,046	11,985
* Financial Engines Inc.	534,942	11,961
American Assets Trust Inc.	522,142	11,905
CreXus Investment Corp.	1,138,453	11,772
* Investors Bancorp Inc.	783,042	11,761
* Greenlight Capital Re Ltd. Class A	473,179	11,654
Nelnet Inc. Class A	445,974	11,555
PacWest Bancorp	472,007	11,470
NBT Bancorp Inc.	517,856	11,434
Newcastle Investment Corp.	1,809,182	11,362
Amtrust Financial Services Inc.	422,293	11,351
Harleysville Group Inc.	196,493	11,338
American Equity Investment Life Holding Co.	885,277	11,305
Evercore Partners Inc. Class A	386,825	11,245
Cousins Properties Inc.	1,459,194	11,061
Horace Mann Educators Corp.	624,356	11,001
Boston Private Financial Holdings Inc.	1,098,081	10,882
Associated Estates Realty Corp.	662,039	10,818
BlackRock Kelso Capital Corp.	1,085,054	10,655
Brookline Bancorp Inc.	1,098,387	10,292
* Sterling Financial Corp.	484,640	10,119
Chemical Financial Corp.	429,122	10,059
First Commonwealth Financial Corp.	1,641,299	10,045
Oritani Financial Corp.	680,378	9,988
Investors Real Estate Trust	1,283,728	9,872
* Western Alliance Bancorp	1,160,092	9,826
* Citizens Republic Bancorp Inc.	629,427	9,825
* National Financial Partners Corp.	646,539	9,789
Walter Investment Management Corp.	432,459	9,752
^ Cohen & Steers Inc.	304,569	9,716
Infinity Property & Casualty Corp.	185,160	9,689
Employers Holdings Inc.	545,212	9,656
S&T Bancorp Inc.	439,876	9,541
First Potomac Realty Trust	786,977	9,515
Sabra Health Care REIT Inc.	576,751	9,482
Home Bancshares Inc.	353,691	9,412
NorthStar Realty Finance Corp.	1,737,597	9,400
* Pinnacle Financial Partners Inc.	509,682	9,353
BGC Partners Inc. Class A	1,255,269	9,276
^ Main Street Capital Corp.	375,541	9,250
Independent Bank Corp.	320,125	9,197
Retail Opportunity Investments Corp.	760,961	9,162
American National Insurance Co.	125,763	9,120

KBW Inc.	490,504	9,074
^ Radian Group Inc.	2,082,498	9,059
PennantPark Investment Corp.	857,650	8,920
* Green Dot Corp. Class A	334,676	8,876
Chesapeake Lodging Trust	478,183	8,593
* Forestar Group Inc.	552,802	8,508
* Navigators Group Inc.	178,937	8,453
Hercules Technology Growth Capital Inc.	762,677	8,450
Safety Insurance Group Inc.	201,777	8,402
* HFF Inc. Class A	507,772	8,363
* iStar Financial Inc.	1,152,736	8,357
Trustco Bank Corp. NY	1,460,479	8,339
Colony Financial Inc.	507,658	8,315
Advance America Cash Advance Centers Inc.	780,525	8,188
Triangle Capital Corp.	413,895	8,174
Oriental Financial Group Inc.	674,185	8,158
ViewPoint Financial Group	530,144	8,154
PennyMac Mortgage Investment Trust	435,733	8,135
City Holding Co.	231,858	8,050
Duff & Phelps Corp. Class A	517,430	8,041
WesBanco Inc.	395,146	7,958
Saul Centers Inc.	196,015	7,911
* Virtus Investment Partners Inc.	91,714	7,867
* State Bank Financial Corp.	445,350	7,798
Ashford Hospitality Trust Inc.	850,553	7,663
Maiden Holdings Ltd.	847,939	7,631
* Piper Jaffray Cos.	284,837	7,582
Dynex Capital Inc.	785,532	7,502
* PICO Holdings Inc.	319,551	7,493
* Investment Technology Group Inc.	626,479	7,493
Universal Health Realty Income Trust	188,193	7,458
Ramco-Gershenson Properties Trust	609,696	7,450
Coresite Realty Corp.	311,337	7,344
Flagstone Reinsurance Holdings SA	931,755	7,333
SCBT Financial Corp.	219,944	7,194
Meadowbrook Insurance Group Inc.	758,189	7,074
FBL Financial Group Inc. Class A	208,292	7,019
* AMERISAFE Inc.	282,997	7,001
Sandy Spring Bancorp Inc.	376,166	6,835
Berkshire Hills Bancorp Inc.	298,018	6,831
Dime Community Bancshares Inc.	465,408	6,800
* Tejon Ranch Co.	234,709	6,722
* FelCor Lodging Trust Inc.	1,850,947	6,663
Community Trust Bancorp Inc.	205,931	6,604
Getty Realty Corp.	418,357	6,518
Kennedy-Wilson Holdings Inc.	478,879	6,465
Renasant Corp.	392,504	6,390
Lakeland Financial Corp.	240,708	6,266
Flushing Financial Corp.	463,585	6,240
Resource Capital Corp.	1,152,607	6,213
United Fire Group Inc.	339,641	6,076
* Citizens Inc.	612,193	6,048
Simmons First National Corp. Class A	229,414	5,926
Tompkins Financial Corp.	142,366	5,703
First Busey Corp.	1,149,521	5,679
TICC Capital Corp.	579,425	5,644
Campus Crest Communities Inc.	480,443	5,602

* Safeguard Scientifics Inc.	323,738	5,568
* Hilltop Holdings Inc.	661,939	5,554
1st Source Corp.	226,935	5,553
* West Coast Bancorp	287,899	5,447
Excel Trust Inc.	449,905	5,435
Southside Bancshares Inc.	244,771	5,409
Winthrop Realty Trust	465,795	5,399
Rockville Financial Inc.	461,668	5,378
Urstadt Biddle Properties Inc. Class A	268,515	5,300
* ICG Group Inc.	587,216	5,256
First Financial Corp.	165,180	5,244
Washington Trust Bancorp Inc.	216,373	5,223
Epoch Holding Corp.	218,293	5,213
MCG Capital Corp.	1,209,768	5,142
National Western Life Insurance Co. Class A	37,556	5,140
* eHealth Inc.	313,459	5,113
* INTL. FCStone Inc.	242,145	5,109
^ TowneBank	375,789	5,069
OneBeacon Insurance Group Ltd. Class A	327,408	5,045
Kite Realty Group Trust	943,842	4,974
* Beneficial Mutual Bancorp Inc.	565,335	4,941
Cardinal Financial Corp.	430,582	4,866
* Wilshire Bancorp Inc.	1,003,884	4,849
Hudson Pacific Properties Inc.	316,612	4,790
Provident New York Bancorp	563,760	4,769
SY Bancorp Inc.	205,460	4,767
MVC Capital Inc.	355,762	4,671
* Central Pacific Financial Corp.	359,279	4,653
Sterling Bancorp	483,477	4,637
Bancfirst Corp.	106,322	4,631
Cedar Realty Trust Inc.	904,430	4,631
Union First Market Bankshares Corp.	325,834	4,562
* Phoenix Cos. Inc.	1,815,409	4,448
Capital Southwest Corp.	46,891	4,434
* Eagle Bancorp Inc.	263,962	4,419
Monmouth Real Estate Investment Corp. Class A	452,824	4,411
WSFS Financial Corp.	107,564	4,410
* NewStar Financial Inc.	388,643	4,322
StellarOne Corp.	360,825	4,283
Apollo Commercial Real Estate Finance Inc.	273,028	4,273
Arrow Financial Corp.	174,958	4,269
GFI Group Inc.	1,125,142	4,231
* Global Indemnity plc	216,342	4,217
Golub Capital BDC Inc.	276,073	4,216
Univest Corp. of Pennsylvania	248,049	4,162
* Rouse Properties Inc.	306,016	4,143
Calamos Asset Management Inc. Class A	314,309	4,121
* United Community Banks Inc.	421,866	4,113
^ Northfield Bancorp Inc.	287,424	4,087
Stewart Information Services Corp.	285,227	4,053
Camden National Corp.	113,934	4,005
CapLease Inc.	989,925	3,989
CoBiz Financial Inc.	558,341	3,947
Hudson Valley Holding Corp.	243,099	3,921
GAMCO Investors Inc.	78,018	3,870
* Netspend Holdings Inc.	498,766	3,870
Republic Bancorp Inc. Class A	160,115	3,830

	Lakeland Bancorp Inc.	379,497	3,738
	State Auto Financial Corp.	253,393	3,702
	Trico Bancshares	211,767	3,689
	First Connecticut Bancorp Inc.	278,703	3,676
	Parkway Properties Inc.	342,882	3,593
	First Interstate Bancsystem Inc.	244,156	3,570
	Great Southern Bancorp Inc.	148,430	3,562
	United Financial Bancorp Inc.	223,705	3,539
	Presidential Life Corp.	300,527	3,435
*	Walker & Dunlop Inc.	260,563	3,283
	Westwood Holdings Group Inc.	84,229	3,262
	Summit Hotel Properties Inc.	426,143	3,230
	Cogdell Spencer Inc.	757,999	3,214
*	Flagstar Bancorp Inc.	3,478,777	3,200
	First Community Bancshares Inc.	238,867	3,191
	Heartland Financial USA Inc.	179,572	3,114
	Westfield Financial Inc.	388,506	3,073
*	Ladenburg Thalmann Financial Services Inc.	1,724,339	3,069
	Territorial Bancorp Inc.	146,206	3,043
*	Cowen Group Inc. Class A	1,089,579	2,953
*	Doral Financial Corp.	1,899,127	2,925
	Bank Mutual Corp.	690,751	2,791
	Oppenheimer Holdings Inc. Class A	160,296	2,781
	Baldwin & Lyons Inc.	123,717	2,769
	National Interstate Corp.	107,331	2,746
	First Financial Holdings Inc.	246,126	2,707
*	Southwest Bancorp Inc.	290,692	2,680
	SWS Group Inc.	462,565	2,646
	First Bancorp	239,593	2,619
	Artio Global Investors Inc. Class A	497,398	2,373
	Kansas City Life Insurance Co.	71,128	2,290
	Home Federal Bancorp Inc.	225,196	2,281
	THL Credit Inc.	159,346	2,049
*	Suffolk Bancorp	151,157	1,964
*	FBR & Co.	735,382	1,890
	Donegal Group Inc. Class A	124,120	1,697
	EMC Insurance Group Inc.	79,947	1,606
*	AV Homes Inc.	130,880	1,594
*	Gleacher & Co. Inc.	1,146,905	1,560
	Capital City Bank Group Inc.	159,570	1,189
*	First Marblehead Corp.	945,485	1,154
	Roma Financial Corp.	117,531	1,151
	Urstadt Biddle Properties Inc.	57,942	1,084
	Crawford & Co. Class A	255,026	995
	Crawford & Co. Class B	191,624	939
	Pzena Investment Management Inc. Class A	156,604	916
	Life Partners Holdings Inc.	144,547	588
*,^ Hampton Roads Bankshares Inc.		160,373	486
*	PMI Group Inc.	178,006	4
*	CSF Holdings Inc. Contingent Litigation Rights	29,125	—
			5,582,962
Health Care (12.3%)
*	BioMarin Pharmaceutical Inc.	1,787,513	61,222
	Cooper Cos. Inc.	747,214	61,055
*	Amylin Pharmaceuticals Inc.	2,391,826	59,700
*	Mednax Inc.	765,571	56,936
*	Health Net Inc.	1,298,745	51,586

*	AMERIGROUP Corp.	748,957	50,390
	PerkinElmer Inc.	1,770,240	48,965
*	Salix Pharmaceuticals Ltd.	925,504	48,589
*	WellCare Health Plans Inc.	670,062	48,164
*	Sirona Dental Systems Inc.	873,581	45,024
*	Catalyst Health Solutions Inc.	704,934	44,925
*	Cepheid Inc.	1,002,832	41,948
*	Cubist Pharmaceuticals Inc.	964,156	41,700
*	HMS Holdings Corp.	1,331,647	41,561
	Teleflex Inc.	637,436	38,979
*	athenahealth Inc.	525,455	38,947
*	Medivation Inc.	518,908	38,773
*	United Therapeutics Corp.	821,977	38,740
*	Centene Corp.	788,527	38,614
	Techne Corp.	549,981	38,554
*	Ariad Pharmaceuticals Inc.	2,415,891	38,533
*	Onyx Pharmaceuticals Inc.	996,165	37,535
	Medicis Pharmaceutical Corp. Class A	987,774	37,130
*	Tenet Healthcare Corp.	6,795,053	36,082
*	Alkermes plc	1,935,871	35,910
*,^ Questcor Pharmaceuticals Inc.		933,049	35,101
*,^ Incyte Corp. Ltd.		1,779,827	34,351
*	Vivus Inc.	1,534,028	34,301
*	Jazz Pharmaceuticals plc	703,895	34,118
*	Viropharma Inc.	1,104,567	33,214
	Hill-Rom Holdings Inc.	965,628	32,262
*	Zoll Medical Corp.	346,842	32,128
*	Community Health Systems Inc.	1,433,571	31,883
*	Thoratec Corp.	937,994	31,620
*	Myriad Genetics Inc.	1,326,608	31,388
*,^ Seattle Genetics Inc.		1,530,719	31,196
*	HealthSouth Corp.	1,491,463	30,545
	Owens & Minor Inc.	993,249	30,205
*	Brookdale Senior Living Inc. Class A	1,609,554	30,131
*	VCA Antech Inc.	1,289,822	29,937
*	LifePoint Hospitals Inc.	754,095	29,742
	STERIS Corp.	906,809	28,673
	Quality Systems Inc.	645,216	28,215
*	Haemonetics Corp.	391,056	27,249
*	Align Technology Inc.	982,991	27,081
*	Health Management Associates Inc. Class A	3,979,128	26,740
*	Charles River Laboratories International Inc.	696,103	25,122
*	PAREXEL International Corp.	925,609	24,964
*	Dendreon Corp.	2,330,167	24,828
*	Theravance Inc.	1,264,857	24,665
*	Impax Laboratories Inc.	987,223	24,266
*	Pharmacyclics Inc.	859,912	23,871
*	Volcano Corp.	823,141	23,336
	West Pharmaceutical Services Inc.	527,538	22,436
*	Par Pharmaceutical Cos. Inc.	570,914	22,111
*	Magellan Health Services Inc.	445,449	21,742
*	PSS World Medical Inc.	824,575	20,895
*	Masimo Corp.	846,054	19,781
	Chemed Corp.	310,901	19,487
*,^ MAKO Surgical Corp.		456,013	19,221
*	Halozyme Therapeutics Inc.	1,471,265	18,773
*	Bruker Corp.	1,167,721	17,878

*	Immunogen Inc.	1,197,687	17,235
*	Medicines Co.	847,536	17,010
*	MWI Veterinary Supply Inc.	189,010	16,633
*	Acorda Therapeutics Inc.	620,401	16,472
*	Air Methods Corp.	178,872	15,607
*	Cyberonics Inc.	388,862	14,827
*	Molina Healthcare Inc.	429,026	14,428
*	Nektar Therapeutics	1,789,701	14,174
*	Ironwood Pharmaceuticals Inc. Class A	1,061,577	14,130
*	Auxilium Pharmaceuticals Inc.	752,186	13,968
	PDL BioPharma Inc.	2,186,118	13,882
*	Luminex Corp.	594,211	13,875
*	Amsurg Corp. Class A	490,179	13,715
*	Neogen Corp.	347,091	13,561
*	Insulet Corp.	703,995	13,474
*	NxStage Medical Inc.	690,631	13,308
	CONMED Corp.	436,803	13,047
*	Isis Pharmaceuticals Inc.	1,481,038	12,989
	Analogic Corp.	191,309	12,921
*	InterMune Inc.	870,960	12,777
	Meridian Bioscience Inc.	646,504	12,529
*	Akorn Inc.	1,036,330	12,125
*	Wright Medical Group Inc.	616,505	11,911
*	Exelixis Inc.	2,291,470	11,870
*	Arthrocare Corp.	430,024	11,546
*	ABIOMED Inc.	512,739	11,378
*	Spectrum Pharmaceuticals Inc.	897,562	11,336
*	NuVasive Inc.	660,498	11,123
*	DexCom Inc.	1,055,052	11,004
*	Integra LifeSciences Holdings Corp.	314,754	10,919
*	Orthofix International NV	287,897	10,819
*,^ Accretive Health Inc.		537,747	10,739
*,^ Opko Health Inc.		2,269,412	10,734
*	Dynavax Technologies Corp.	2,108,740	10,670
*	Idenix Pharmaceuticals Inc.	1,072,783	10,503
*	Momenta Pharmaceuticals Inc.	681,388	10,439
*	Hanger Orthopedic Group Inc.	474,116	10,364
*	HeartWare International Inc.	153,869	10,108
*	Abaxis Inc.	338,845	9,871
*	Exact Sciences Corp.	875,761	9,773
*,^ Optimer Pharmaceuticals Inc.		694,792	9,658
*	MedAssets Inc.	731,712	9,629
*	ICU Medical Inc.	195,227	9,597
*	IPC The Hospitalist Co. Inc.	256,990	9,485
*	Team Health Holdings Inc.	460,920	9,477
	Computer Programs & Systems Inc.	164,864	9,318
*	Bio-Reference Labs Inc.	394,564	9,276
*	Endologix Inc.	630,714	9,240
*	NPS Pharmaceuticals Inc.	1,346,529	9,210
*	Ardea Biosciences Inc.	416,572	9,065
	Cantel Medical Corp.	357,771	8,976
*	Greatbatch Inc.	366,078	8,976
*	Rigel Pharmaceuticals Inc.	1,114,419	8,971
*	Medidata Solutions Inc.	329,059	8,766
*	Quidel Corp.	469,532	8,625
*	OraSure Technologies Inc.	703,931	8,088
*	Neurocrine Biosciences Inc.	1,011,855	8,064

*	Emeritus Corp.	450,567	7,957
*	Omnicell Inc.	519,614	7,903
*	Alnylam Pharmaceuticals Inc.	712,927	7,892
	Landauer Inc.	147,521	7,822
*	Merit Medical Systems Inc.	622,934	7,737
	Invacare Corp.	456,942	7,572
*	Sequenom Inc.	1,756,583	7,149
*	Genomic Health Inc.	230,973	7,070
*	Triple-S Management Corp. Class B	305,729	7,062
*	Kindred Healthcare Inc.	814,700	7,039
*	Accuray Inc.	991,986	7,003
*,^ Arena Pharmaceuticals Inc.		2,278,196	6,994
*	HealthStream Inc.	296,790	6,883
*	Achillion Pharmaceuticals Inc.	709,465	6,797
*	Conceptus Inc.	464,788	6,684
*	Amedisys Inc.	460,899	6,665
*	Emergent Biosolutions Inc.	394,198	6,307
*	Protalix BioTherapeutics Inc.	988,150	6,295
*	Select Medical Holdings Corp.	811,636	6,241
*	Staar Surgical Co.	566,805	6,138
*	eResearchTechnology Inc.	772,918	6,044
*	ExamWorks Group Inc.	483,531	6,005
*,^ AVANIR Pharmaceuticals Inc.		1,753,827	5,998
	Universal American Corp.	550,974	5,939
	National Healthcare Corp.	129,837	5,915
*	AVEO Pharmaceuticals Inc.	473,899	5,881
	Ensign Group Inc.	213,983	5,812
*	PharMerica Corp.	460,721	5,727
*	ZIOPHARM Oncology Inc.	1,037,657	5,603
*	Arqule Inc.	797,526	5,591
*	Tornier NV	214,893	5,523
*	Natus Medical Inc.	458,811	5,474
*	Depomed Inc.	865,800	5,420
*	Lexicon Pharmaceuticals Inc.	2,910,287	5,413
*	Hi-Tech Pharmacal Co. Inc.	149,472	5,371
	Atrion Corp.	25,187	5,295
*	AMAG Pharmaceuticals Inc.	331,352	5,278
	Assisted Living Concepts Inc. Class A	313,504	5,207
*,^ Sunrise Senior Living Inc.		812,519	5,135
*	MModal Inc.	484,329	5,110
*	Progenics Pharmaceuticals Inc.	503,034	4,980
*	Merge Healthcare Inc.	848,601	4,964
*	AngioDynamics Inc.	394,116	4,828
*,^ Raptor Pharmaceutical Corp.		702,405	4,748
*	Vanguard Health Systems Inc.	479,999	4,733
*	Antares Pharma Inc.	1,457,135	4,707
*	LHC Group Inc.	250,002	4,633
*	BioScrip Inc.	678,018	4,604
*	Affymetrix Inc.	1,049,368	4,481
*	MAP Pharmaceuticals Inc.	310,321	4,456
*	Ligand Pharmaceuticals Inc. Class B	278,191	4,437
*,^ Transcend Services Inc.		150,308	4,412
*	MannKind Corp.	1,776,847	4,389
*,^ Navidea Biopharmaceuticals Inc.		1,336,740	4,385
*,^ Unilife Corp.		1,075,870	4,368
*	Corvel Corp.	107,224	4,277
*	Immunomedics Inc.	1,125,084	4,084

*	Gentiva Health Services Inc.	459,871	4,019
*	Symmetry Medical Inc.	566,813	4,007
*	Fluidigm Corp.	254,127	3,997
*	SurModics Inc.	260,013	3,996
*	Obagi Medical Products Inc.	291,103	3,901
*	Healthways Inc.	521,956	3,842
*	Sangamo Biosciences Inc.	779,160	3,818
	Kensey Nash Corp.	128,459	3,759
*,^ Cell Therapeutics Inc.		2,864,974	3,724
*	Enzon Pharmaceuticals Inc.	527,860	3,611
*	Geron Corp.	2,049,747	3,464
*	Almost Family Inc.	132,364	3,443
*	Cadence Pharmaceuticals Inc.	904,321	3,346
*,^ PROLOR Biotech Inc.		555,107	3,275
*	AMN Healthcare Services Inc.	505,818	3,065
*	RTI Biologics Inc.	816,823	3,022
*	Sagent Pharmaceuticals Inc.	152,169	2,719
*	Palomar Medical Technologies Inc.	288,519	2,695
*	Sun Healthcare Group Inc.	392,539	2,685
*	Aegerion Pharmaceuticals Inc.	182,522	2,524
*,^ Savient Pharmaceuticals Inc.		1,112,816	2,426
*	Pozen Inc.	401,685	2,410
*	Skilled Healthcare Group Inc.	313,040	2,398
*	Dyax Corp.	1,461,023	2,279
*	XenoPort Inc.	503,179	2,264
*	Targacept Inc.	442,213	2,264
*	Orexigen Therapeutics Inc.	550,749	2,258
*	Cross Country Healthcare Inc.	437,298	2,191
*	Pain Therapeutics Inc.	597,547	2,145
*	Epocrates Inc.	244,021	2,094
*,^ SIGA Technologies Inc.		603,171	2,027
*	Novavax Inc.	1,607,909	2,026
*	Exactech Inc.	124,278	1,970
*	Pacific Biosciences of California Inc.	554,168	1,895
*	Trius Therapeutics Inc.	349,382	1,869
*	Allos Therapeutics Inc.	1,241,628	1,838
*	Endocyte Inc.	362,148	1,803
*,^ Biotime Inc.		390,899	1,724
*	Enzo Biochem Inc.	552,750	1,487
*	Metabolix Inc.	508,869	1,440
*,^ Osiris Therapeutics Inc.		255,261	1,307
*	Codexis Inc.	305,899	1,117
*	Durect Corp.	1,153,133	923
*	Albany Molecular Research Inc.	330,987	894
*	Nabi Biopharmaceuticals	465,062	865
*,^ Ampio Pharmaceuticals Inc.		245,093	836
*	BioMimetic Therapeutics Inc.	327,051	808
*,^ Complete Genomics Inc.		261,604	738
*	Alimera Sciences Inc.	124,379	420
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	297,875	283
			3,233,581
Industrials (17.1%)
*	WABCO Holdings Inc.	1,026,966	62,111
	Wabtec Corp.	750,843	56,591
	Lincoln Electric Holdings Inc.	1,246,018	56,470
*	Thomas & Betts Corp.	773,922	55,653
	Kennametal Inc.	1,243,653	55,380

	IDEX Corp.	1,305,989	55,021
	Snap-on Inc.	865,089	52,744
*	Kirby Corp.	784,185	51,591
*	Clean Harbors Inc.	747,617	50,337
	Graco Inc.	934,256	49,572
	Nordson Corp.	901,348	49,132
*	Fortune Brands Home & Security Inc.	2,192,120	48,380
	Carlisle Cos. Inc.	964,608	48,153
*	WESCO International Inc.	677,281	44,233
	Triumph Group Inc.	691,473	43,328
	Regal-Beloit Corp.	650,166	42,618
*	Corrections Corp. of America	1,558,131	42,553
	Landstar System Inc.	733,884	42,360
	Ryder System Inc.	800,487	42,266
*,^ United Rentals Inc.		981,006	42,075
	Acuity Brands Inc.	658,613	41,381
	Trinity Industries Inc.	1,254,671	41,341
	Valmont Industries Inc.	351,960	41,324
*	Alaska Air Group Inc.	1,111,940	39,830
	Woodward Inc.	916,920	39,272
*	Terex Corp.	1,717,541	38,645
*	Hexcel Corp.	1,541,446	37,010
*	Dollar Thrifty Automotive Group Inc.	454,475	36,772
	CLARCOR Inc.	747,055	36,673
	Crane Co.	728,557	35,335
*	Teledyne Technologies Inc.	549,837	34,667
	Exelis Inc.	2,745,572	34,375
*	Genesee & Wyoming Inc. Class A	627,871	34,269
*	Esterline Technologies Corp.	478,839	34,218
	Toro Co.	480,106	34,140
*	Chart Industries Inc.	461,263	33,824
	Robbins & Myers Inc.	646,235	33,636
*	Oshkosh Corp.	1,431,511	33,168
*	Shaw Group Inc.	1,020,182	32,350
*	Old Dominion Freight Line Inc.	674,684	32,162
	Alexander & Baldwin Inc.	652,930	31,634
	ITT Corp.	1,377,525	31,600
	Covanta Holding Corp.	1,940,331	31,492
	Actuant Corp. Class A	1,079,232	31,287
*	Colfax Corp.	871,600	30,715
	Harsco Corp.	1,263,820	29,649
	Watsco Inc.	399,605	29,587
*	Huntington Ingalls Industries Inc.	725,226	29,183
	EMCOR Group Inc.	1,044,645	28,958
	Con-way Inc.	870,547	28,389
*	Middleby Corp.	277,857	28,114
*	Acacia Research Corp.	671,294	28,020
	UTi Worldwide Inc.	1,607,260	27,693
	Belden Inc.	729,712	27,663
	Lennox International Inc.	685,679	27,633
	AO Smith Corp.	611,014	27,465
*	CoStar Group Inc.	396,329	27,366
	Manitowoc Co. Inc.	1,962,183	27,196
	Mueller Industries Inc.	597,982	27,178
	GATX Corp.	656,023	26,438
*	Moog Inc. Class A	612,152	26,255
*	Air Lease Corp.	1,084,121	26,095

	Alliant Techsystems Inc.	516,024	25,863
*	EnerSys	746,042	25,850
*	Tetra Tech Inc.	978,355	25,789
	Curtiss-Wright Corp.	694,683	25,710
	Brady Corp. Class A	764,211	24,722
	Applied Industrial Technologies Inc.	591,717	24,337
*	FTI Consulting Inc.	641,777	24,079
*	General Cable Corp.	816,270	23,737
*	Avis Budget Group Inc.	1,643,174	23,251
*	Advisory Board Co.	256,048	22,691
	Corporate Executive Board Co.	520,859	22,402
	Mine Safety Appliances Co.	544,517	22,369
*	GrafTech International Ltd.	1,820,188	21,733
	Macquarie Infrastructure Co. LLC	650,601	21,463
	Healthcare Services Group Inc.	992,352	21,107
*	HUB Group Inc. Class A	577,282	20,799
*	Atlas Air Worldwide Holdings Inc.	411,328	20,241
*	RSC Holdings Inc.	894,234	20,201
	Herman Miller Inc.	865,513	19,872
*	USG Corp.	1,154,004	19,849
*	II-VI Inc.	833,899	19,722
	United Stationers Inc.	634,247	19,681
	Rollins Inc.	915,622	19,484
	Simpson Manufacturing Co. Inc.	603,496	19,463
	HNI Corp.	701,273	19,460
*	JetBlue Airways Corp.	3,952,133	19,326
*	US Airways Group Inc.	2,536,460	19,252
	ABM Industries Inc.	791,080	19,223
*	Portfolio Recovery Associates Inc.	267,705	19,200
*,^ Polypore International Inc.		545,690	19,186
	Barnes Group Inc.	727,645	19,144
*	Geo Group Inc.	980,844	18,646
	Deluxe Corp.	796,016	18,643
*	Beacon Roofing Supply Inc.	723,068	18,626
	Brink's Co.	732,745	17,491
	Werner Enterprises Inc.	684,547	17,018
	Watts Water Technologies Inc. Class A	413,316	16,843
*	MasTec Inc.	928,524	16,797
	Knight Transportation Inc.	931,138	16,444
	Raven Industries Inc.	268,797	16,399
	Forward Air Corp.	446,603	16,377
	HEICO Corp.	314,993	16,250
*	RBC Bearings Inc.	345,960	15,959
	Granite Construction Inc.	544,116	15,638
	Armstrong World Industries Inc.	319,679	15,591
	ESCO Technologies Inc.	417,246	15,342
	Franklin Electric Co. Inc.	308,659	15,146
	Titan International Inc.	626,927	14,827
*	Spirit Airlines Inc.	737,148	14,795
	TAL International Group Inc.	393,546	14,447
	Unifirst Corp.	234,451	14,430
*	Swift Transportation Co.	1,243,542	14,350
	Briggs & Stratton Corp.	782,976	14,039
*	EnPro Industries Inc.	325,271	13,369
	Steelcase Inc. Class A	1,369,537	13,148
	Lindsay Corp.	198,245	13,138
*	Allegiant Travel Co. Class A	238,544	13,001

Amerco Inc.	122,669	12,943
Kaydon Corp.	502,303	12,814
Interface Inc. Class A	916,282	12,782
* Blount International Inc.	762,750	12,723
* Huron Consulting Group Inc.	336,487	12,638
* Mobile Mini Inc.	598,192	12,634
* Korn/Ferry International	746,213	12,499
Knoll Inc.	746,678	12,425
* Dycom Industries Inc.	525,995	12,287
* Orbital Sciences Corp.	918,744	12,081
Cubic Corp.	250,852	11,860
Heartland Express Inc.	818,852	11,841
Kaman Corp.	348,619	11,836
Aircastle Ltd.	959,957	11,750
Ceradyne Inc.	359,692	11,712
Tennant Co.	264,625	11,643
McGrath Rentcorp	362,319	11,634
AAR Corp.	634,017	11,571
* Navigant Consulting Inc.	817,745	11,375
* Meritor Inc.	1,406,182	11,348
* TrueBlue Inc.	628,524	11,238
Insperity Inc.	364,118	11,157
* Seaboard Corp.	5,696	11,113
* Wabash National Corp.	1,071,801	11,093
* Aegion Corp. Class A	621,779	11,086
* Astec Industries Inc.	301,665	11,005
* Interline Brands Inc.	501,995	10,848
* ACCO Brands Corp.	870,308	10,800
Quanex Building Products Corp.	592,968	10,454
* Generac Holdings Inc.	423,104	10,387
* KAR Auction Services Inc.	639,595	10,368
AZZ Inc.	196,441	10,144
* Exponent Inc.	207,713	10,078
* On Assignment Inc.	576,772	10,076
Albany International Corp.	438,888	10,072
G&K Services Inc. Class A	294,225	10,062
* SYKES Enterprises Inc.	627,173	9,909
Resources Connection Inc.	690,232	9,698
Universal Forest Products Inc.	275,195	9,489
American Science & Engineering Inc.	139,824	9,375
NACCO Industries Inc. Class A	79,760	9,282
HEICO Corp. Class A	227,533	9,135
* Team Inc.	289,919	8,973
Sauer-Danfoss Inc.	189,205	8,893
SkyWest Inc.	792,855	8,761
Griffon Corp.	817,999	8,753
Encore Wire Corp.	292,896	8,708
Gorman-Rupp Co.	295,444	8,621
* Trimas Corp.	378,553	8,476
Sun Hydraulics Corp.	321,882	8,420
* H&E Equipment Services Inc.	438,625	8,299
Standex International Corp.	197,702	8,143
CIRCOR International Inc.	243,755	8,110
Mueller Water Products Inc. Class A	2,434,830	8,108
* Altra Holdings Inc.	419,839	8,061
* Greenbrier Cos. Inc.	397,275	7,862
* ICF International Inc.	309,240	7,845

*	Encore Capital Group Inc.	344,770	7,775
*	RailAmerica Inc.	360,890	7,745
*	DigitalGlobe Inc.	579,642	7,732
*	GeoEye Inc.	312,867	7,531
*	Kforce Inc.	504,042	7,510
*	Tutor Perini Corp.	481,687	7,505
	Kelly Services Inc. Class A	469,233	7,503
	Cascade Corp.	147,410	7,388
*	Titan Machinery Inc.	260,005	7,332
	John Bean Technologies Corp.	447,747	7,253
*	Global Power Equipment Group Inc.	256,569	7,107
	Arkansas Best Corp.	377,759	7,106
*	Aerovironment Inc.	264,324	7,086
	Primoris Services Corp.	439,177	7,053
*	Layne Christensen Co.	307,531	6,843
*	DXP Enterprises Inc.	154,902	6,737
*	Trex Co. Inc.	207,815	6,667
*	Consolidated Graphics Inc.	146,123	6,612
*	Gibraltar Industries Inc.	428,975	6,499
	Ennis Inc.	407,056	6,440
	Comfort Systems USA Inc.	587,736	6,412
	Great Lakes Dredge & Dock Corp.	877,127	6,333
*	Rush Enterprises Inc. Class A	297,299	6,309
	US Ecology Inc.	287,163	6,243
	Heidrick & Struggles International Inc.	279,711	6,162
	Viad Corp.	315,371	6,128
*	EnergySolutions Inc.	1,249,855	6,124
^	Quad/Graphics Inc.	432,464	6,011
*	Pendrell Corp.	2,262,210	5,904
	AAON Inc.	289,145	5,838
	Apogee Enterprises Inc.	444,550	5,757
	National Presto Industries Inc.	75,354	5,716
*	MYR Group Inc.	319,744	5,711
	Marten Transport Ltd.	257,931	5,693
*	Mistras Group Inc.	237,954	5,668
*	InnerWorkings Inc.	472,816	5,508
*	Federal Signal Corp.	972,907	5,409
	Celadon Group Inc.	334,368	5,199
*	Standard Parking Corp.	245,517	5,033
*	Powell Industries Inc.	146,619	5,022
*	GenCorp Inc.	701,921	4,984
*	Commercial Vehicle Group Inc.	406,800	4,967
*	Air Transport Services Group Inc.	853,109	4,939
*	Accuride Corp.	553,402	4,809
*	Astronics Corp.	136,447	4,770
*	Columbus McKinnon Corp.	289,630	4,718
	LB Foster Co. Class A	157,307	4,485
*	Kadant Inc.	186,475	4,442
	Dynamic Materials Corp.	209,947	4,432
*,^ Swisher Hygiene Inc.		1,766,947	4,347
	Multi-Color Corp.	189,336	4,262
	FreightCar America Inc.	187,865	4,225
*	CRA International Inc.	167,164	4,216
*	CBIZ Inc.	666,547	4,213
	Alamo Group Inc.	139,410	4,191
*,^ Capstone Turbine Corp.		4,081,479	4,163
*	Dolan Co.	454,193	4,138

*	Saia Inc.	236,585	4,024
	Douglas Dynamics Inc.	292,389	4,020
*	American Railcar Industries Inc.	167,790	3,945
*	Hawaiian Holdings Inc.	751,028	3,928
*	PMFG Inc.	253,442	3,804
*	Taser International Inc.	874,739	3,796
	CDI Corp.	211,187	3,787
*	Thermon Group Holdings Inc.	184,644	3,776
*	Roadrunner Transportation Systems Inc.	216,900	3,763
	Houston Wire & Cable Co.	263,622	3,662
*	Republic Airways Holdings Inc.	720,401	3,559
*	Furmanite Corp.	551,913	3,543
	Twin Disc Inc.	134,867	3,519
*	Pacer International Inc.	545,135	3,445
*	CAI International Inc.	180,883	3,288
*,^ Genco Shipping & Trading Ltd.		513,841	3,268
*	RPX Corp.	191,006	3,239
*	Michael Baker Corp.	135,266	3,226
*	Ameresco Inc. Class A	237,955	3,224
*,^ American Superconductor Corp.		763,294	3,145
*	Northwest Pipe Co.	146,186	3,105
*	Orion Marine Group Inc.	423,362	3,061
*	Cenveo Inc.	892,297	3,016
	Schawk Inc. Class A	240,345	3,007
	SeaCube Container Leasing Ltd.	173,377	2,982
*	American Reprographics Co.	543,106	2,927
*	Metalico Inc.	668,515	2,855
	Kimball International Inc. Class B	409,379	2,829
*,^ Zipcar Inc.		183,773	2,722
	Preformed Line Products Co.	41,099	2,692
	Vicor Corp.	330,329	2,643
	American Woodmark Corp.	145,756	2,624
*	Pike Electric Corp.	301,333	2,480
*	Sterling Construction Co. Inc.	242,781	2,367
	Ampco-Pittsburgh Corp.	113,790	2,291
*	EnerNOC Inc.	314,664	2,266
*	Rush Enterprises Inc. Class B	129,885	2,259
*	Patriot Transportation Holding Inc.	86,691	2,019
*,^ Eagle Bulk Shipping Inc.		971,770	1,885
*	Ducommun Inc.	157,799	1,878
*,^ A123 Systems Inc.		1,481,987	1,660
*	KEYW Holding Corp.	202,995	1,573
*	Hill International Inc.	388,108	1,525
*	Energy Recovery Inc.	571,602	1,315
	Baltic Trading Ltd.	262,051	1,087
*	Tecumseh Products Co. Class A	172,782	695
*	Tecumseh Products Co. Class B	37,155	151
			4,483,608
Information Technology (16.4%)
*	Gartner Inc.	1,336,559	56,991
*	NCR Corp.	2,463,595	53,485
*	JDS Uniphase Corp.	3,649,141	52,876
*	Novellus Systems Inc.	1,042,389	52,026
*	Parametric Technology Corp.	1,855,481	51,842
*	Ariba Inc.	1,561,035	51,061
*	Cadence Design Systems Inc.	4,262,511	50,468
*	Teradyne Inc.	2,880,965	48,660

*	Brocade Communications Systems Inc.	7,680,304	44,162
	Jack Henry & Associates Inc.	1,287,730	43,937
	MercadoLibre Inc.	449,280	43,935
	National Instruments Corp.	1,507,872	43,005
*	Concur Technologies Inc.	719,796	41,302
*	Fortinet Inc.	1,447,182	40,015
*	NeuStar Inc. Class A	1,022,991	38,106
*	QLIK Technologies Inc.	1,177,272	37,673
*	Wright Express Corp.	575,071	37,224
	Cypress Semiconductor Corp.	2,301,853	35,978
	Diebold Inc.	931,121	35,867
*	Tech Data Corp.	646,196	35,063
	Lender Processing Services Inc.	1,321,325	34,354
*	Zebra Technologies Corp.	813,047	33,481
*	CommVault Systems Inc.	646,832	32,109
*	Anixter International Inc.	438,677	31,817
*	Compuware Corp.	3,419,357	31,424
*	SolarWinds Inc.	800,935	30,956
*	Viasat Inc.	628,289	30,290
	DST Systems Inc.	551,552	29,911
*	Taleo Corp. Class A	649,775	29,844
	ADTRAN Inc.	947,125	29,541
*	Semtech Corp.	1,037,958	29,540
*	Microsemi Corp.	1,359,415	29,146
*	Fairchild Semiconductor International Inc. Class A	1,979,759	29,102
*	Itron Inc.	637,600	28,953
*	AOL Inc.	1,524,437	28,919
*	FEI Co.	587,629	28,858
*	Aspen Technology Inc.	1,396,989	28,680
*	Finisar Corp.	1,422,036	28,654
*	Ultimate Software Group Inc.	387,287	28,380
*	Aruba Networks Inc.	1,256,582	27,997
*	QLogic Corp.	1,575,687	27,984
	Plantronics Inc.	681,505	27,437
*	Vishay Intertechnology Inc.	2,250,664	27,368
*	IPG Photonics Corp.	513,882	26,748
*	Silicon Laboratories Inc.	621,951	26,744
	Cognex Corp.	626,094	26,521
*	PMC - Sierra Inc.	3,605,013	26,064
*	ValueClick Inc.	1,293,395	25,532
*	Convergys Corp.	1,881,945	25,124
*	International Rectifier Corp.	1,080,302	24,923
*	ACI Worldwide Inc.	618,192	24,895
	InterDigital Inc.	712,554	24,840
*	Ciena Corp.	1,515,635	24,538
	Fair Isaac Corp.	558,407	24,514
*	CACI International Inc. Class A	392,700	24,461
*	Hittite Microwave Corp.	441,358	23,970
*,^ Universal Display Corp.		648,874	23,703
*	Progress Software Corp.	1,002,738	23,685
*,^ VistaPrint NV		600,858	23,223
	Blackbaud Inc.	697,934	23,192
	MKS Instruments Inc.	779,419	23,016
*	Cymer Inc.	454,447	22,722
*	TiVo Inc.	1,889,606	22,656
*	Cirrus Logic Inc.	950,842	22,630
*	FleetCor Technologies Inc.	582,895	22,599

	Littelfuse Inc.	360,152	22,582
*	Cavium Inc.	728,814	22,550
*	Netgear Inc.	587,680	22,449
	Intersil Corp. Class A	1,977,679	22,150
	Tellabs Inc.	5,424,183	21,968
	Sapient Corp.	1,751,861	21,811
*	CoreLogic Inc.	1,332,575	21,748
*	Sourcefire Inc.	451,388	21,725
*	Mentor Graphics Corp.	1,459,704	21,691
*	RF Micro Devices Inc.	4,353,232	21,679
*	WebMD Health Corp.	846,570	21,655
*	Coherent Inc.	369,549	21,556
	MAXIMUS Inc.	525,455	21,370
	j2 Global Inc.	742,192	21,286
*	Quest Software Inc.	909,704	21,169
*	Arris Group Inc.	1,752,159	19,799
*	Entegris Inc.	2,116,230	19,766
*	DealerTrack Holdings Inc.	648,912	19,636
*,^ Fusion-io Inc.		675,864	19,201
*	Plexus Corp.	541,689	18,954
*	Monster Worldwide Inc.	1,917,323	18,694
*	NetSuite Inc.	371,574	18,686
*	Omnivision Technologies Inc.	933,134	18,663
*	Synaptics Inc.	503,708	18,390
*	JDA Software Group Inc.	665,518	18,288
*	MicroStrategy Inc. Class A	129,596	18,143
*	Acxiom Corp.	1,224,781	17,980
*	TriQuint Semiconductor Inc.	2,599,654	17,925
	Heartland Payment Systems Inc.	617,125	17,798
*	Take-Two Interactive Software Inc.	1,152,484	17,731
*	Veeco Instruments Inc.	605,840	17,327
*	OSI Systems Inc.	276,469	16,948
*	GT Advanced Technologies Inc.	1,989,739	16,455
	Power Integrations Inc.	438,627	16,282
*	Integrated Device Technology Inc.	2,221,137	15,881
*	Scansource Inc.	425,118	15,865
*,^ 3D Systems Corp.		671,736	15,813
*	Bottomline Technologies Inc.	563,431	15,742
*	Bankrate Inc.	625,476	15,481
*	EchoStar Corp. Class A	547,043	15,394
*	Manhattan Associates Inc.	323,549	15,378
*	SYNNEX Corp.	402,308	15,344
*	Cardtronics Inc.	582,892	15,301
*	Tyler Technologies Inc.	394,885	15,168
*	FARO Technologies Inc.	259,975	15,164
*	Insight Enterprises Inc.	686,384	15,052
*	Benchmark Electronics Inc.	903,231	14,894
*	Euronet Worldwide Inc.	708,133	14,793
	Syntel Inc.	261,576	14,648
*	Sanmina-SCI Corp.	1,263,180	14,463
	Cabot Microelectronics Corp.	358,607	13,943
*	Tessera Technologies Inc.	805,870	13,901
*	Emulex Corp.	1,336,929	13,877
*	Kulicke & Soffa Industries Inc.	1,082,300	13,453
	Earthlink Inc.	1,671,164	13,353
*	Synchronoss Technologies Inc.	417,610	13,330
*	Diodes Inc.	570,994	13,236

*,^ VirnetX Holding Corp.		552,968	13,233
*	Volterra Semiconductor Corp.	384,470	13,232
*	Advent Software Inc.	516,316	13,218
^	Ebix Inc.	569,415	13,188
*	Constant Contact Inc.	442,067	13,169
	MTS Systems Corp.	245,358	13,026
*	MEMC Electronic Materials Inc.	3,602,798	13,006
*	Infinera Corp.	1,590,402	12,914
*	Liquidity Services Inc.	287,646	12,887
*	Websense Inc.	607,314	12,808
	Brooks Automation Inc.	1,036,733	12,783
	Mantech International Corp. Class A	369,442	12,731
*	LivePerson Inc.	751,169	12,597
*	Kenexa Corp.	402,017	12,559
*	SS&C Technologies Holdings Inc.	535,279	12,488
*,^ BroadSoft Inc.		317,824	12,157
*	Unisys Corp.	610,315	12,035
*	Loral Space & Communications Inc.	149,267	11,882
*	Electronics for Imaging Inc.	712,041	11,834
*	Lattice Semiconductor Corp.	1,835,893	11,805
*	Rofin-Sinar Technologies Inc.	445,814	11,756
*	Ultratech Inc.	402,167	11,655
*	ATMI Inc.	495,546	11,546
*	Stratasys Inc.	314,991	11,503
	NIC Inc.	905,306	10,981
*	Digital River Inc.	583,411	10,916
*	RealPage Inc.	561,233	10,759
*	Netscout Systems Inc.	519,617	10,569
	AVX Corp.	796,989	10,568
*	OpenTable Inc.	259,830	10,515
*	Amkor Technology Inc.	1,703,501	10,468
*	Newport Corp.	589,427	10,445
	Comtech Telecommunications Corp.	318,113	10,364
*	Spansion Inc. Class A	840,673	10,239
*,^ Ancestry.com Inc.		449,182	10,214
	Pegasystems Inc.	265,301	10,124
*	LogMeIn Inc.	285,296	10,051
*	Rambus Inc.	1,551,339	10,006
*	Harmonic Inc.	1,813,360	9,919
*	Verint Systems Inc.	304,211	9,853
*	Monolithic Power Systems Inc.	500,574	9,846
*	Rogers Corp.	253,936	9,840
*	Sonus Networks Inc.	3,284,422	9,525
*	TTM Technologies Inc.	828,805	9,523
*	ServiceSource International Inc.	610,864	9,456
*	ExlService Holdings Inc.	341,335	9,366
	Park Electrochemical Corp.	308,358	9,322
*	Standard Microsystems Corp.	357,595	9,251
*	Quantum Corp.	3,480,686	9,119
*	comScore Inc.	414,349	8,863
*	Brightpoint Inc.	1,069,586	8,610
*	LoopNet Inc.	448,184	8,417
*	Monotype Imaging Holdings Inc.	563,122	8,391
	Micrel Inc.	817,438	8,387
*	Ceva Inc.	368,073	8,359
*	TNS Inc.	381,557	8,291
*	Cornerstone OnDemand Inc.	379,219	8,282

*	Advanced Energy Industries Inc.	624,106	8,188
*	iGate Corp.	486,588	8,155
	Forrester Research Inc.	249,063	8,070
*,^ RealD Inc.		595,254	8,036
*	CSG Systems International Inc.	530,232	8,028
*	DTS Inc.	261,548	7,904
*	InfoSpace Inc.	616,246	7,894
*	Super Micro Computer Inc.	442,775	7,731
*	Maxwell Technologies Inc.	417,643	7,655
	Badger Meter Inc.	224,819	7,642
*	Silicon Image Inc.	1,281,982	7,538
*	Measurement Specialties Inc.	223,040	7,516
*	Ixia	600,000	7,494
*,^ Higher One Holdings Inc.		486,543	7,274
	OPNET	246,620	7,152
*	Entropic Communications Inc.	1,224,993	7,142
*	Global Cash Access Holdings Inc.	911,541	7,110
*	TeleTech Holdings Inc.	440,590	7,094
*	Checkpoint Systems Inc.	627,248	7,075
	Black Box Corp.	276,862	7,063
*	Power-One Inc.	1,546,521	7,037
*	Accelrys Inc.	867,140	6,920
*,^ OCZ Technology Group Inc.		976,649	6,817
	United Online Inc.	1,392,406	6,809
*	Dice Holdings Inc.	727,168	6,785
	Electro Scientific Industries Inc.	451,254	6,773
*	Interactive Intelligence Group Inc.	221,086	6,745
*	Avid Technology Inc.	603,922	6,643
*	Applied Micro Circuits Corp.	953,433	6,617
*	Kemet Corp.	697,869	6,532
*	Mercury Computer Systems Inc.	478,671	6,342
*	Photronics Inc.	935,613	6,222
*	Move Inc.	627,579	6,094
	EPIQ Systems Inc.	502,699	6,083
*	Sycamore Networks Inc.	336,724	5,974
*	PROS Holdings Inc.	316,134	5,912
*	STEC Inc.	611,170	5,769
*	Internap Network Services Corp.	779,523	5,722
*	Nanometrics Inc.	306,466	5,673
*	Rudolph Technologies Inc.	497,861	5,531
	Cass Information Systems Inc.	138,021	5,514
*	LTX-Credence Corp.	766,373	5,510
*	Perficient Inc.	454,623	5,460
*	Intermec Inc.	699,260	5,405
*	Net 1 UEPS Technologies Inc.	597,271	5,399
	Methode Electronics Inc.	578,522	5,369
*	Fabrinet	295,955	5,241
*	VASCO Data Security International Inc.	478,503	5,163
*	IXYS Corp.	390,768	5,158
*	GSI Group Inc.	416,890	5,028
*	Extreme Networks	1,309,082	5,014
*	Exar Corp.	595,501	5,002
	Daktronics Inc.	555,471	4,938
*	Oplink Communications Inc.	287,950	4,924
*	Stamps.com Inc.	176,592	4,923
	Electro Rent Corp.	263,217	4,846
*	MoneyGram International Inc.	269,030	4,843

	CTS Corp.	456,116	4,798
*,^ KIT Digital Inc.		649,639	4,677
*	Globecomm Systems Inc.	321,883	4,661
*	CIBER Inc.	1,074,132	4,554
	Keynote Systems Inc.	229,988	4,545
*	Virtusa Corp.	262,206	4,528
*	MIPS Technologies Inc. Class A	827,609	4,502
*	Digi International Inc.	400,180	4,398
*	Formfactor Inc.	787,085	4,392
*	Silicon Graphics International Corp.	446,759	4,325
*	Inphi Corp.	304,629	4,320
*	Actuate Corp.	685,245	4,303
*	QuinStreet Inc.	409,767	4,298
*	Multi-Fineline Electronix Inc.	151,200	4,150
*	Anaren Inc.	224,740	4,124
*	Kopin Corp.	1,012,688	4,122
	Cohu Inc.	358,079	4,071
*,^ SunPower Corp. Class A		621,796	3,967
*	Vocus Inc.	298,947	3,961
*	Symmetricom Inc.	669,117	3,861
*	Cray Inc.	509,589	3,730
	ModusLink Global Solutions Inc.	684,983	3,699
*	Aeroflex Holding Corp.	330,571	3,683
*	XO Group Inc.	383,320	3,599
*	Responsys Inc.	298,328	3,571
*	Active Network Inc.	211,857	3,566
*	RealNetworks Inc.	350,880	3,488
*	Deltek Inc.	326,246	3,478
*	SciQuest Inc.	225,709	3,440
*,^ Limelight Networks Inc.		1,017,140	3,346
*	Magnachip Semiconductor Corp.	277,240	3,327
*	Demand Media Inc.	458,850	3,327
*	Agilysys Inc.	354,349	3,186
*	Calix Inc.	371,398	3,168
*	IntraLinks Holdings Inc.	596,998	3,158
*	Seachange International Inc.	403,464	3,139
*	Envestnet Inc.	248,694	3,114
*	Oclaro Inc.	789,038	3,109
*	Intevac Inc.	363,513	3,090
*	X-Rite Inc.	677,183	3,074
*	Imation Corp.	479,073	2,965
*	Rubicon Technology Inc.	283,706	2,959
*	Pericom Semiconductor Corp.	362,722	2,934
*	Echo Global Logistics Inc.	173,961	2,801
*	ShoreTel Inc.	482,984	2,743
*	Supertex Inc.	150,235	2,715
*	Aviat Networks Inc.	914,698	2,579
*	Alpha & Omega Semiconductor Ltd.	267,207	2,571
*	Anadigics Inc.	1,072,809	2,543
*	Sigma Designs Inc.	476,402	2,468
*	TeleCommunication Systems Inc. Class A	810,157	2,252
*	Echelon Corp.	501,495	2,222
*	STR Holdings Inc.	453,994	2,197
	Bel Fuse Inc. Class B	115,961	2,049
*,^ Travelzoo Inc.		87,010	2,001
*	Rosetta Stone Inc.	181,925	1,877
*	TeleNav Inc.	259,450	1,821

*	Novatel Wireless Inc.	497,262	1,666
	Marchex Inc. Class B	369,710	1,649
*	MaxLinear Inc.	289,692	1,614
	Pulse Electronics Corp.	626,485	1,572
*	Viasystems Group Inc.	79,025	1,500
*	Mitel Networks Corp.	290,750	1,247
*	TechTarget Inc.	150,347	1,042
*,^ Powerwave Technologies Inc.		491,264	1,007
*	NCI Inc. Class A	120,043	767
*,^ Meru Networks Inc.		163,607	663
*,^ THQ Inc.		1,060,056	594
*,^ Motricity Inc.		359,967	396
	Bel Fuse Inc. Class A	19,466	379
			4,323,241
Materials (6.0%)
*	WR Grace & Co.	1,155,423	66,783
	Royal Gold Inc.	920,324	60,024
	Aptargroup Inc.	1,034,141	56,640
	RPM International Inc.	2,050,985	53,715
	Solutia Inc.	1,911,109	53,396
*	Rockwood Holdings Inc.	1,023,341	53,367
	Packaging Corp. of America	1,557,011	46,072
	Cytec Industries Inc.	737,498	44,833
*	Allied Nevada Gold Corp.	1,327,516	43,184
	Cabot Corp.	1,000,459	42,700
	Compass Minerals International Inc.	515,516	36,983
	Carpenter Technology Corp.	691,727	36,129
	Silgan Holdings Inc.	765,058	33,816
*	Coeur d'Alene Mines Corp.	1,402,384	33,293
	NewMarket Corp.	167,768	31,440
	Sensient Technologies Corp.	745,175	28,317
	Olin Corp.	1,255,475	27,307
	Commercial Metals Co.	1,809,715	26,820
*	Chemtura Corp.	1,536,437	26,089
	HB Fuller Co.	770,855	25,307
	Eagle Materials Inc.	668,117	23,217
*	Stillwater Mining Co.	1,800,190	22,754
*,^ AbitibiBowater Inc.		1,518,548	21,685
	Buckeye Technologies Inc.	615,638	20,913
	PolyOne Corp.	1,420,070	20,449
	Westlake Chemical Corp.	312,469	20,245
	Hecla Mining Co.	4,379,534	20,233
*	Intrepid Potash Inc.	823,768	20,042
*	Louisiana-Pacific Corp.	2,131,188	19,927
*	Georgia Gulf Corp.	535,429	18,676
	Minerals Technologies Inc.	276,749	18,102
	Schweitzer-Mauduit International Inc.	253,392	17,499
	Innophos Holdings Inc.	338,697	16,975
	Worthington Industries Inc.	883,156	16,939
*	SunCoke Energy Inc.	1,094,533	15,553
	Schnitzer Steel Industries Inc.	378,117	15,085
	Globe Specialty Metals Inc.	938,722	13,959
*	OM Group Inc.	505,356	13,902
*,^ McEwen Mining Inc.		3,131,131	13,902
*	Calgon Carbon Corp.	886,306	13,835
	Balchem Corp.	452,992	13,703
*	Kraton Performance Polymers Inc.	501,836	13,334

^	AK Steel Holding Corp.	1,723,899	13,033
	Koppers Holdings Inc.	322,259	12,426
	A Schulman Inc.	459,605	12,419
	Boise Inc.	1,498,100	12,299
*	KapStone Paper and Packaging Corp.	616,771	12,150
	Haynes International Inc.	190,756	12,084
^	Gold Resource Corp.	497,004	12,082
*	Clearwater Paper Corp.	355,824	11,817
*	Graphic Packaging Holding Co.	2,130,715	11,762
	AMCOL International Corp.	396,275	11,686
	Kaiser Aluminum Corp.	241,411	11,409
	Stepan Co.	127,970	11,236
*	RTI International Metals Inc.	472,097	10,887
*	LSB Industries Inc.	278,878	10,854
	PH Glatfelter Co.	682,313	10,767
	Deltic Timber Corp.	167,355	10,592
*	Innospec Inc.	327,748	9,957
	Texas Industries Inc.	284,274	9,952
	Kronos Worldwide Inc.	362,164	9,032
*	Flotek Industries Inc.	736,411	8,852
*	Materion Corp.	301,745	8,669
*	TPC Group Inc.	183,592	8,117
*	Century Aluminum Co.	910,281	8,083
	Quaker Chemical Corp.	201,342	7,943
*	Horsehead Holding Corp.	683,099	7,781
	American Vanguard Corp.	346,528	7,516
*	Ferro Corp.	1,218,578	7,238
	Neenah Paper Inc.	234,746	6,981
	Wausau Paper Corp.	732,928	6,875
	Tredegar Corp.	350,442	6,865
*	Mercer International Inc.	743,194	5,938
	Myers Industries Inc.	390,810	5,764
	Noranda Aluminum Holding Corp.	526,746	5,252
*	Zoltek Cos. Inc.	457,030	5,174
	Hawkins Inc.	137,837	5,128
*	Omnova Solutions Inc.	647,410	4,370
*,^ Golden Minerals Co.		502,366	4,235
	Zep Inc.	291,935	4,204
*	Headwaters Inc.	952,938	3,983
*,^ Paramount Gold and Silver Corp.		1,613,823	3,647
	Olympic Steel Inc.	144,927	3,478
*	AM Castle & Co.	269,396	3,408
*	General Moly Inc.	921,827	3,088
*	Metals USA Holdings Corp.	203,940	2,939
*	Spartech Corp.	484,698	2,365
*	United States Lime & Minerals Inc.	33,880	2,029
*,^ Midway Gold Corp.		1,145,102	1,638
			1,585,148
Telecommunication Services (0.7%)
*	tw telecom inc Class A	2,220,967	49,217
*	AboveNet Inc.	343,401	28,433
*	Cogent Communications Group Inc.	680,945	12,992
*	Clearwire Corp. Class A	5,311,354	12,110
*	Cincinnati Bell Inc.	2,909,908	11,698
*	Leap Wireless International Inc.	985,197	8,601
	Consolidated Communications Holdings Inc.	420,920	8,263
*	Premiere Global Services Inc.	745,817	6,742

Atlantic Tele-Network Inc.	156,671	5,696
* Neutral Tandem Inc.	466,858	5,691
* Iridium Communications Inc.	629,724	5,516
NTELOS Holdings Corp.	247,713	5,128
* Vonage Holdings Corp.	2,293,601	5,069
USA Mobility Inc.	347,383	4,839
* General Communication Inc. Class A	479,820	4,184
Shenandoah Telecommunications Co.	352,954	3,935
* Cbeyond Inc.	451,725	3,614
Lumos Networks Corp.	244,709	2,633
IDT Corp. Class B	263,171	2,458
^ Alaska Communications Systems Group Inc.	712,272	2,194
* Boingo Wireless Inc.	180,884	2,189
		191,202
Utilities (3.5%)
ITC Holdings Corp.	803,000	61,783
Questar Corp.	2,779,406	53,531
Westar Energy Inc.	1,834,225	51,230
Atmos Energy Corp.	1,414,656	44,505
Great Plains Energy Inc.	2,130,555	43,186
Hawaiian Electric Industries Inc.	1,501,505	38,063
Cleco Corp.	949,612	37,652
Vectren Corp.	1,280,591	37,214
Piedmont Natural Gas Co. Inc.	1,129,082	35,081
WGL Holdings Inc.	805,249	32,774
IDACORP Inc.	779,313	32,045
Portland General Electric Co.	1,179,906	29,474
Southwest Gas Corp.	683,047	29,193
New Jersey Resources Corp.	649,035	28,928
UIL Holdings Corp.	791,614	27,517
* GenOn Energy Inc.	12,084,495	25,136
South Jersey Industries Inc.	471,455	23,592
PNM Resources Inc.	1,287,865	23,568
Avista Corp.	910,604	23,293
Allete Inc.	518,387	21,508
Unisource Energy Corp.	577,719	21,127
NorthWestern Corp.	567,388	20,120
Black Hills Corp.	586,640	19,670
Northwest Natural Gas Co.	417,599	18,959
El Paso Electric Co.	566,737	18,413
MGE Energy Inc.	361,455	16,045
CH Energy Group Inc.	221,239	14,763
Empire District Electric Co.	656,520	13,360
Laclede Group Inc.	333,077	12,997
California Water Service Group	621,263	11,313
Otter Tail Corp.	507,438	11,011
American States Water Co.	293,088	10,592
Central Vermont Public Service Corp.	199,739	7,031
Chesapeake Utilities Corp.	149,884	6,163
Ormat Technologies Inc.	284,609	5,735
SJW Corp.	218,036	5,259
Middlesex Water Co.	245,670	4,641
Unitil Corp.	172,067	4,617
Connecticut Water Service Inc.	136,353	3,857
Genie Energy Ltd. Class B	265,744	2,570

*	Dynegy Inc. Class A			1,530,739	857
					928,373
Total Common Stocks (Cost $23,670,191)					26,134,654
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (1.9%)[1]
Money Market Fund (1.8%)
[2,3] Vanguard Market Liquidity Fund		0.123%		487,560,000	487,560

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Fannie Mae Discount Notes		0.040%	4/24/12	4,000	4,000
[5,6] Federal Home Loan Bank Discount Notes		0.040%	4/16/12	8,000	8,000
5	United States Treasury Note/Bond	4.500%	4/30/12	2,800	2,809
5	United States Treasury Note/Bond	4.750%	5/31/12	2,000	2,015
5	United States Treasury Note/Bond	4.875%	6/30/12	2,000	2,023
					18,847
Total Temporary Cash Investments (Cost $506,408)					506,407
Total Investments (101.2%) (Cost $24,176,599)					26,641,061
Other Assets and Liabilities-Net (-1.2%)[3]					(309,768)
Net Assets (100%)					26,331,293

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $295,739,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $320,401,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Securities with a value of $17,336,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing

Small-Cap Index Fund

services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	26,133,968	—	686
Temporary Cash Investments	487,560	18,847	—
Futures Contracts—Liabilities[1]	(625)	—	—
Total	26,620,903	18,847	686
1 Represents variation margin on the last day of the reporting period.

C. At March 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	June 2012	2,210	182,922	(26)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2012, the cost of investment securities for tax purposes was $24,176,599,000. Net unrealized appreciation of investment securities for tax purposes was $2,464,462,000, consisting of unrealized gains of $5,071,019,000 on securities that had risen in value since their purchase and $2,606,557,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Growth Index Fund

Schedule of Investments
As of March 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (16.1%)
*	Panera Bread Co. Class A	314,094	50,544
	Signet Jewelers Ltd.	966,001	45,673
*	Sally Beauty Holdings Inc.	1,553,302	38,522
*	Carter's Inc.	651,337	32,417
*	Penn National Gaming Inc.	739,159	31,769
*	Big Lots Inc.	728,669	31,347
	Sotheby's	750,876	29,539
	Chico's FAS Inc.	1,863,788	28,143
	GNC Holdings Inc. Class A	772,652	26,958
*	Warnaco Group Inc.	449,996	26,280
*	AMC Networks Inc. Class A	583,524	26,043
*	Tenneco Inc.	670,300	24,902
	John Wiley & Sons Inc. Class A	513,866	24,455
	Brunswick Corp.	940,822	24,226
	Six Flags Entertainment Corp.	489,152	22,878
*	Bally Technologies Inc.	481,682	22,519
*,^ Tesla Motors Inc.		579,498	21,581
*	Life Time Fitness Inc.	423,614	21,422
*	Madison Square Garden Co. Class A	621,099	21,242
*	Crocs Inc.	1,003,272	20,988
*	Express Inc.	840,023	20,984
*	Hanesbrands Inc.	702,103	20,740
*	Coinstar Inc.	325,063	20,658
	Aaron's Inc.	797,479	20,655
*	Pier 1 Imports Inc.	1,096,561	19,936
	Pool Corp.	529,169	19,802
*	Aeropostale Inc.	897,466	19,403
	Domino's Pizza Inc.	517,409	18,782
	DSW Inc. Class A	338,509	18,540
*	Buffalo Wild Wings Inc.	203,991	18,500
*	Steven Madden Ltd.	428,906	18,336
*	Select Comfort Corp.	561,791	18,196
	Morningstar Inc.	277,910	17,522
	HSN Inc.	459,569	17,477
	Vail Resorts Inc.	400,740	17,332
*	Cheesecake Factory Inc.	584,362	17,174
*	ANN Inc.	581,869	16,665
*	Hibbett Sports Inc.	298,256	16,270
*	Jos A Bank Clothiers Inc.	309,331	15,593
	Thor Industries Inc.	487,712	15,392
	Buckle Inc.	316,223	15,147
*	WMS Industries Inc.	619,451	14,700
*	Liz Claiborne Inc.	1,051,508	14,048
*	BJ's Restaurants Inc.	277,205	13,957
	Monro Muffler Brake Inc.	325,384	13,500
*	Vitamin Shoppe Inc.	292,070	12,912
*	Gaylord Entertainment Co.	403,445	12,426
	Texas Roadhouse Inc. Class A	690,704	11,493
*	Valassis Communications Inc.	497,315	11,438

*	Ascena Retail Group Inc.	252,742	11,202
	Arbitron Inc.	302,849	11,199
*	Lions Gate Entertainment Corp.	763,674	10,630
*	Peet's Coffee & Tea Inc.	143,734	10,593
*	Shuffle Master Inc.	601,795	10,592
	Sturm Ruger & Co. Inc.	211,551	10,387
*	Shutterfly Inc.	327,492	10,260
	Matthews International Corp. Class A	316,066	10,000
	PF Chang's China Bistro Inc.	235,763	9,317
*	Zumiez Inc.	241,926	8,736
*	Marriott Vacations Worldwide Corp.	299,604	8,542
*	DineEquity Inc.	170,431	8,453
	Strayer Education Inc.	86,698	8,174
*	Papa John's International Inc.	216,757	8,163
	CEC Entertainment Inc.	209,673	7,949
*	Pinnacle Entertainment Inc.	690,488	7,948
*	Live Nation Entertainment Inc.	842,180	7,917
*	Steiner Leisure Ltd.	158,171	7,724
*	K12 Inc.	323,356	7,641
	Interval Leisure Group Inc.	435,810	7,583
*	American Public Education Inc.	198,420	7,540
*	True Religion Apparel Inc.	269,804	7,393
*	iRobot Corp.	270,312	7,369
*	Children's Place Retail Stores Inc.	139,896	7,228
*	Lumber Liquidators Holdings Inc.	277,670	6,972
	Ameristar Casinos Inc.	362,654	6,756
*	Grand Canyon Education Inc.	369,616	6,564
*	Knology Inc.	356,492	6,488
*	Vera Bradley Inc.	202,546	6,115
	National CineMedia Inc.	398,758	6,101
*	Maidenform Brands Inc.	261,291	5,882
*	American Axle & Manufacturing Holdings Inc.	489,375	5,731
*,^ Bridgepoint Education Inc.		228,319	5,651
*	Asbury Automotive Group Inc.	206,531	5,576
*	Capella Education Co.	152,610	5,486
*	G-III Apparel Group Ltd.	187,786	5,337
*	Smith & Wesson Holding Corp.	682,396	5,289
*	Amerigon Inc.	320,459	5,185
*	Rue21 Inc.	176,671	5,184
*,^ Saks Inc.		435,419	5,055
*	Sonic Corp.	654,895	5,030
*	Iconix Brand Group Inc.	286,349	4,977
*,^ Blue Nile Inc.		150,624	4,968
*	Krispy Kreme Doughnuts Inc.	679,812	4,963
*	Fuel Systems Solutions Inc.	188,963	4,943
*	AFC Enterprises Inc.	270,828	4,593
	Blyth Inc.	59,648	4,463
*	Leapfrog Enterprises Inc.	525,460	4,393
	PEP Boys-Manny Moe & Jack	292,561	4,365
	Penske Automotive Group Inc.	175,344	4,319
	Choice Hotels International Inc.	115,144	4,300
*	America's Car-Mart Inc.	96,499	4,244
*	Denny's Corp.	1,016,891	4,108
*	Bravo Brio Restaurant Group Inc.	205,228	4,096
	bebe stores inc	420,390	3,880
*	Body Central Corp.	124,475	3,612
*	Wet Seal Inc. Class A	1,006,869	3,474

*	Universal Electronics Inc.	163,984	3,276
*	Boyd Gaming Corp.	404,909	3,175
*	Winnebago Industries Inc.	323,823	3,173
*	Education Management Corp.	230,022	3,149
	Hot Topic Inc.	290,116	2,945
*	Libbey Inc.	220,740	2,856
*	Digital Generation Inc.	275,428	2,812
*	Kirkland's Inc.	173,560	2,808
*	Charming Shoppes Inc.	453,652	2,677
*,^ Zagg Inc.		230,224	2,447
*	Drew Industries Inc.	77,191	2,108
*	Biglari Holdings Inc.	4,996	2,013
*	Cumulus Media Inc. Class A	569,997	1,989
*	Citi Trends Inc.	166,473	1,908
*	Stoneridge Inc.	175,541	1,736
	Clear Channel Outdoor Holdings Inc. Class A	216,315	1,726
	Universal Technical Institute Inc.	123,468	1,629
*	Talbots Inc.	510,750	1,548
*	Vitacost.com Inc.	185,773	1,479
*	Gordmans Stores Inc.	64,415	1,415
	Martha Stewart Living Omnimedia Class A	324,354	1,236
*,^ Hovnanian Enterprises Inc. Class A		494,033	1,210
*,^ hhgregg Inc.		103,011	1,172
*	New York & Co. Inc.	310,572	1,158
*	Archipelago Learning Inc.	102,563	1,141
*	Overstock.com Inc.	181,557	951
*	Isle of Capri Casinos Inc.	117,769	831
*	Sealy Corp.	362,197	732
*	Steinway Musical Instruments Inc.	28,718	718
*	Orbitz Worldwide Inc.	229,332	699
*	ReachLocal Inc.	97,503	695
*	K-Swiss Inc. Class A	107,174	439
*	Tower International Inc.	26,986	329
*	Orchard Supply Hardware Stores Corp. Class A	7,559	156
			1,498,002
Consumer Staples (2.9%)
	Nu Skin Enterprises Inc. Class A	621,888	36,014
*	United Natural Foods Inc.	514,679	24,015
*	TreeHouse Foods Inc.	399,214	23,753
	Casey's General Stores Inc.	422,982	23,459
*	Darling International Inc.	1,301,140	22,666
*	Fresh Market Inc.	320,043	15,346
	PriceSmart Inc.	199,348	14,514
*	Rite Aid Corp.	7,492,361	13,037
	Sanderson Farms Inc.	221,496	11,746
*	Boston Beer Co. Inc. Class A	95,946	10,246
*	Elizabeth Arden Inc.	274,061	9,587
	J&J Snack Foods Corp.	166,538	8,737
*	Hain Celestial Group Inc.	195,922	8,583
	Cal-Maine Foods Inc.	155,149	5,936
^	Diamond Foods Inc.	245,084	5,593
*	Pilgrim's Pride Corp.	719,596	5,368
*	Smart Balance Inc.	655,545	4,333
	Calavo Growers Inc.	131,276	3,516
*	USANA Health Sciences Inc.	83,046	3,100
	Inter Parfums Inc.	186,766	2,930
*	Medifast Inc.	154,439	2,696

	Tootsie Roll Industries Inc.	105,217	2,410
	Coca-Cola Bottling Co. Consolidated	36,170	2,269
*	Nature's Sunshine Products Inc.	138,326	2,216
*	National Beverage Corp.	128,563	2,062
*,^ Star Scientific Inc.		599,876	1,968
*	Schiff Nutrition International Inc.	96,084	1,181
*	Susser Holdings Corp.	43,971	1,129
*	Primo Water Corp.	134,582	262
			268,672
Energy (6.7%)
	Lufkin Industries Inc.	369,082	29,766
*	Atwood Oceanics Inc.	649,857	29,172
*	Rosetta Resources Inc.	589,522	28,745
*	Kodiak Oil & Gas Corp.	2,793,646	27,825
*	Cheniere Energy Inc.	1,674,099	25,078
	Berry Petroleum Co. Class A	517,570	24,393
*	Dril-Quip Inc.	356,289	23,166
^	CARBO Ceramics Inc.	218,270	23,017
*	Gran Tierra Energy Inc.	3,085,475	19,408
*	Energy XXI Bermuda Ltd.	497,426	17,962
*	Oasis Petroleum Inc.	565,244	17,426
*	CVR Energy Inc.	625,550	16,733
	World Fuel Services Corp.	395,260	16,206
*	Oil States International Inc.	199,298	15,557
*	Gulfport Energy Corp.	519,689	15,133
*	Hornbeck Offshore Services Inc.	358,276	15,058
*	Northern Oil and Gas Inc.	631,936	13,106
*	Gulfmark Offshore Inc.	265,583	12,206
*	Carrizo Oil & Gas Inc.	416,047	11,757
*,^ Clean Energy Fuels Corp.		547,755	11,656
*	Cloud Peak Energy Inc.	677,297	10,789
*	Approach Resources Inc.	288,387	10,656
*	Petroleum Development Corp.	262,418	9,733
*,^ Magnum Hunter Resources Corp.		1,289,011	8,263
*	Contango Oil & Gas Co.	136,648	8,050
*	Comstock Resources Inc.	503,037	7,963
^	RPC Inc.	741,634	7,869
	Western Refining Inc.	393,724	7,410
*	OYO Geospace Corp.	67,162	7,074
*	Clayton Williams Energy Inc.	87,826	6,977
*	Bill Barrett Corp.	265,071	6,895
*,^ Heckmann Corp.		1,529,417	6,592
*	GeoResources Inc.	199,120	6,519
*	Patriot Coal Corp.	1,015,507	6,337
*	Resolute Energy Corp.	509,134	5,794
*	McMoRan Exploration Co.	537,544	5,752
*	Pioneer Drilling Co.	650,941	5,728
*	Goodrich Petroleum Corp.	300,988	5,725
*	Quicksilver Resources Inc.	1,046,809	5,276
*	Rex Energy Corp.	489,615	5,229
*	Rentech Inc.	2,482,828	5,164
*	Tesco Corp.	361,365	5,128
*	Solazyme Inc.	331,772	4,854
*	Swift Energy Co.	165,165	4,795
*	Endeavour International Corp.	376,515	4,462
*	ION Geophysical Corp.	689,578	4,448
	Crosstex Energy Inc.	306,643	4,336

*,^ BPZ Resources Inc.		1,029,994	4,151
*	Enbridge Energy Management LLC	126,584	4,030
*	Matrix Service Co.	287,303	4,025
*	Petroquest Energy Inc.	641,467	3,939
*,^ ATP Oil & Gas Corp.		516,101	3,793
*	Venoco Inc.	342,165	3,709
*	Triangle Petroleum Corp.	480,565	3,316
*	FX Energy Inc.	586,261	3,189
*	Exterran Holdings Inc.	236,735	3,123
*,^ Uranium Energy Corp.		794,602	3,099
*	Abraxas Petroleum Corp.	973,189	3,036
*	Dawson Geophysical Co.	87,857	3,018
*	TransAtlantic Petroleum Ltd.	2,033,974	2,644
*,^ Hyperdynamics Corp.		1,650,174	2,129
*	Gastar Exploration Ltd.	646,998	1,935
*	Global Geophysical Services Inc.	133,738	1,419
*	RigNet Inc.	68,512	1,201
*	Amyris Inc.	227,860	1,180
*,^ Houston American Energy Corp.		207,951	1,086
*	Harvest Natural Resources Inc.	126,127	893
*,^ Gevo Inc.		86,433	794
*	Oilsands Quest Inc.	1,840,391	82
			626,979
Financials (5.8%)
	Taubman Centers Inc.	643,811	46,966
*	Signature Bank	513,276	32,357
	Extra Space Storage Inc.	996,544	28,691
	CapitalSource Inc.	2,901,373	19,149
	Tanger Factory Outlet Centers	626,414	18,623
	Apartment Investment & Management Co.	672,027	17,748
	DuPont Fabros Technology Inc.	696,749	17,036
*	Ezcorp Inc. Class A	500,417	16,241
*	Forest City Enterprises Inc. Class A	976,274	15,288
*	Texas Capital Bancshares Inc.	416,481	14,419
	PS Business Parks Inc.	214,636	14,067
	MarketAxess Holdings Inc.	364,964	13,610
*	First Cash Financial Services Inc.	300,813	12,902
*	Altisource Portfolio Solutions SA	211,999	12,856
*	Credit Acceptance Corp.	114,081	11,523
*	SVB Financial Group	168,586	10,847
	Equity Lifestyle Properties Inc.	150,813	10,518
	Webster Financial Corp.	413,265	9,369
	Alexander's Inc.	22,667	8,928
*	DFC Global Corp.	463,702	8,750
*	Financial Engines Inc.	379,270	8,481
*	Investors Bancorp Inc.	556,238	8,355
	Pebblebrook Hotel Trust	367,662	8,302
	DCT Industrial Trust Inc.	1,368,414	8,074
	RLJ Lodging Trust	372,243	6,935
*	Green Dot Corp. Class A	237,847	6,308
*	HFF Inc. Class A	359,811	5,926
*	Virtus Investment Partners Inc.	65,180	5,591
	Education Realty Trust Inc.	511,362	5,543
*,^ MBIA Inc.		563,233	5,520
	Cash America International Inc.	113,880	5,458
*	Greenlight Capital Re Ltd. Class A	218,461	5,381
	Coresite Realty Corp.	220,489	5,201

*,^ St. Joe Co.		269,125	5,116
*	Tejon Ranch Co.	166,431	4,767
	Montpelier Re Holdings Ltd.	239,461	4,626
	Kennedy-Wilson Holdings Inc.	339,793	4,587
*	Citizens Inc.	435,490	4,303
	Amtrust Financial Services Inc.	149,990	4,032
	Evercore Partners Inc. Class A	137,361	3,993
*	Safeguard Scientifics Inc.	230,283	3,961
*	First Industrial Realty Trust Inc.	319,964	3,952
*	ICG Group Inc.	415,734	3,721
	Duff & Phelps Corp. Class A	238,637	3,708
	Epoch Holding Corp.	155,039	3,702
*	INTL. FCStone Inc.	172,056	3,630
*	Beneficial Mutual Bancorp Inc.	401,672	3,511
*	MGIC Investment Corp.	703,999	3,492
*	World Acceptance Corp.	56,923	3,487
	Cardinal Financial Corp.	306,381	3,462
*	Enstar Group Ltd.	34,699	3,435
*	Pinnacle Financial Partners Inc.	181,204	3,325
	Tower Group Inc.	147,402	3,306
	Retail Opportunity Investments Corp.	270,705	3,259
	KBW Inc.	174,181	3,222
*	NewStar Financial Inc.	275,081	3,059
*	Netspend Holdings Inc.	352,848	2,738
	First Connecticut Bancorp Inc.	198,964	2,624
*	FelCor Lodging Trust Inc.	656,472	2,363
*	eHealth Inc.	144,569	2,358
*	Ladenburg Thalmann Financial Services Inc.	1,218,227	2,168
	Saul Centers Inc.	48,819	1,970
	SCBT Financial Corp.	54,545	1,784
	Hudson Pacific Properties Inc.	111,994	1,694
*	Hilltop Holdings Inc.	164,510	1,380
	GAMCO Investors Inc.	27,762	1,377
*	First Marblehead Corp.	675,441	824
	Baldwin & Lyons Inc.	30,940	692
	Crawford & Co. Class B	137,401	673
	Pzena Investment Management Inc. Class A	111,747	654
*	Gleacher & Co. Inc.	281,642	383
			536,301
Health Care (19.2%)
*	BioMarin Pharmaceutical Inc.	1,269,531	43,481
	Cooper Cos. Inc.	530,574	43,353
*	Amylin Pharmaceuticals Inc.	1,697,991	42,382
*	Mednax Inc.	543,647	40,431
*	AMERIGROUP Corp.	531,699	35,773
*	Salix Pharmaceuticals Ltd.	657,372	34,512
*	Sirona Dental Systems Inc.	620,308	31,971
*	Catalyst Health Solutions Inc.	500,494	31,897
*	Cepheid Inc.	712,002	29,783
*	Cubist Pharmaceuticals Inc.	684,371	29,599
*	HMS Holdings Corp.	945,371	29,505
*	athenahealth Inc.	372,968	27,644
*	Medivation Inc.	368,757	27,554
*	United Therapeutics Corp.	583,618	27,506
	Techne Corp.	390,619	27,382
*	Ariad Pharmaceuticals Inc.	1,715,317	27,359
*	Onyx Pharmaceuticals Inc.	707,214	26,648

	Medicis Pharmaceutical Corp. Class A	701,346	26,364
*	Tenet Healthcare Corp.	4,827,809	25,636
*	Alkermes plc	1,373,970	25,487
*	Questcor Pharmaceuticals Inc.	662,403	24,920
*,^ Incyte Corp. Ltd.		1,263,576	24,387
*	Jazz Pharmaceuticals plc	500,165	24,243
*	Zoll Medical Corp.	246,207	22,806
*	Thoratec Corp.	666,215	22,458
*	Myriad Genetics Inc.	941,810	22,283
*	Seattle Genetics Inc.	1,086,629	22,146
*	HealthSouth Corp.	1,058,870	21,686
*	Brookdale Senior Living Inc. Class A	1,142,463	21,387
*	VCA Antech Inc.	915,653	21,252
	Quality Systems Inc.	457,917	20,025
*	Haemonetics Corp.	277,712	19,351
*	Align Technology Inc.	698,229	19,236
*	PAREXEL International Corp.	657,656	17,737
*	Theravance Inc.	898,620	17,523
*	Impax Laboratories Inc.	701,309	17,238
*	Pharmacyclics Inc.	610,976	16,961
*	Volcano Corp.	584,798	16,579
	West Pharmaceutical Services Inc.	374,720	15,937
*	Vivus Inc.	707,936	15,829
*	Par Pharmaceutical Cos. Inc.	405,570	15,708
*	ViroPharma Inc.	509,699	15,327
*	PSS World Medical Inc.	585,991	14,849
*	Masimo Corp.	600,275	14,034
	Chemed Corp.	220,957	13,850
*,^ MAKO Surgical Corp.		324,164	13,664
*	Halozyme Therapeutics Inc.	1,044,007	13,322
*	Bruker Corp.	829,616	12,701
*	Medicines Co.	602,248	12,087
*	MWI Veterinary Supply Inc.	134,372	11,825
*	Acorda Therapeutics Inc.	441,006	11,709
*	Dendreon Corp.	1,076,276	11,468
*	Air Methods Corp.	127,219	11,100
*	Cyberonics Inc.	276,205	10,532
*	Ironwood Pharmaceuticals Inc. Class A	754,252	10,039
*	Auxilium Pharmaceuticals Inc.	534,640	9,928
*	Luminex Corp.	421,380	9,839
*	Neogen Corp.	246,820	9,643
*	Centene Corp.	195,937	9,595
*	Insulet Corp.	500,296	9,576
*	NxStage Medical Inc.	490,778	9,457
*	Isis Pharmaceuticals Inc.	1,052,813	9,233
*	InterMune Inc.	618,728	9,077
*	Akorn Inc.	736,508	8,617
*	Exelixis Inc.	1,628,570	8,436
*	ABIOMED Inc.	364,319	8,084
*	Spectrum Pharmaceuticals Inc.	637,885	8,057
	Hill-Rom Holdings Inc.	240,091	8,021
*	Immunogen Inc.	552,124	7,945
*	NuVasive Inc.	469,402	7,905
*	DexCom Inc.	750,215	7,825
*	Integra LifeSciences Holdings Corp.	223,638	7,758
*	Orthofix International NV	204,583	7,688
*,^ Opko Health Inc.		1,612,780	7,628

*,^ Accretive Health Inc.		381,977	7,628
*	Dynavax Technologies Corp.	1,496,270	7,571
*	Momenta Pharmaceuticals Inc.	483,986	7,415
*	Hanger Orthopedic Group Inc.	336,658	7,359
*	HeartWare International Inc.	109,465	7,191
*	Abaxis Inc.	240,995	7,020
*	Exact Sciences Corp.	622,785	6,950
*	Optimer Pharmaceuticals Inc.	492,495	6,846
*	ICU Medical Inc.	138,373	6,802
*	IPC The Hospitalist Co. Inc.	182,865	6,750
*	Team Health Holdings Inc.	327,719	6,738
	Computer Programs & Systems Inc.	116,874	6,606
*	Bio-Reference Labs Inc.	279,692	6,576
*	Endologix Inc.	448,527	6,571
*	Nektar Therapeutics	826,648	6,547
*	NPS Pharmaceuticals Inc.	956,624	6,543
*	Ardea Biosciences Inc.	295,295	6,426
	Cantel Medical Corp.	254,290	6,380
*	Rigel Pharmaceuticals Inc.	791,845	6,374
*	Medidata Solutions Inc.	234,168	6,238
*	Quidel Corp.	332,682	6,111
*	Neurocrine Biosciences Inc.	719,955	5,738
*	OraSure Technologies Inc.	498,732	5,730
*	Emeritus Corp.	320,679	5,663
*	Omnicell Inc.	369,302	5,617
*	Merit Medical Systems Inc.	442,796	5,500
*	Sequenom Inc.	1,247,930	5,079
*	Genomic Health Inc.	164,096	5,023
*	Accuray Inc.	705,657	4,982
*	HealthStream Inc.	210,985	4,893
*	Idenix Pharmaceuticals Inc.	495,350	4,849
*	Achillion Pharmaceuticals Inc.	503,554	4,824
*	Conceptus Inc.	329,535	4,739
*	Protalix BioTherapeutics Inc.	701,521	4,469
*	Staar Surgical Co.	400,790	4,341
*	eResearchTechnology Inc.	546,997	4,278
*,^ AVANIR Pharmaceuticals Inc.		1,241,492	4,246
*	ExamWorks Group Inc.	341,578	4,242
*	AVEO Pharmaceuticals Inc.	335,965	4,169
*	ArthroCare Corp.	152,880	4,105
*	ZIOPHARM Oncology Inc.	737,462	3,982
*	Arqule Inc.	567,097	3,975
*	Tornier NV	152,768	3,926
*	Depomed Inc.	615,409	3,852
*	Hi-Tech Pharmacal Co. Inc.	106,270	3,818
	Atrion Corp.	17,917	3,766
*	AMAG Pharmaceuticals Inc.	235,570	3,753
*	Alnylam Pharmaceuticals Inc.	329,536	3,648
*	Sunrise Senior Living Inc.	576,275	3,642
*	Molina Healthcare Inc.	106,764	3,590
*	Merge Healthcare Inc.	603,217	3,529
*,^ Raptor Pharmaceutical Corp.		497,647	3,364
*	Antares Pharma Inc.	1,034,933	3,343
*	BioScrip Inc.	480,355	3,262
*,^ Arena Pharmaceuticals Inc.		1,053,813	3,235
*	Greatbatch Inc.	130,337	3,196
*	Affymetrix Inc.	743,843	3,176

*	MAP Pharmaceuticals Inc.	220,194	3,162
*	Ligand Pharmaceuticals Inc. Class B	196,740	3,138
*,^ Transcend Services Inc.		106,837	3,136
*	MannKind Corp.	1,264,732	3,124
*,^ Navidea Biopharmaceuticals Inc.		951,069	3,120
*,^ Unilife Corp.		765,950	3,110
	Meridian Bioscience Inc.	160,172	3,104
*	Corvel Corp.	76,211	3,040
*	Immunomedics Inc.	796,761	2,892
*	Symmetry Medical Inc.	403,806	2,855
*	Fluidigm Corp.	179,564	2,825
*	Obagi Medical Products Inc.	206,555	2,768
*	Sangamo Biosciences Inc.	554,554	2,717
	Invacare Corp.	162,588	2,694
	Kensey Nash Corp.	91,296	2,671
*,^ Cell Therapeutics Inc.		2,036,479	2,647
*	Cadence Pharmaceuticals Inc.	641,745	2,374
*	PROLOR Biotech Inc.	393,298	2,320
*	Progenics Pharmaceuticals Inc.	231,684	2,294
*	Emergent Biosolutions Inc.	139,896	2,238
*	RTI Biologics Inc.	582,551	2,155
	Landauer Inc.	36,758	1,949
*	Sagent Pharmaceuticals Inc.	108,420	1,937
*	Lexicon Pharmaceuticals Inc.	1,031,771	1,919
*	Aegerion Pharmaceuticals Inc.	129,524	1,791
*	Pozen Inc.	282,410	1,694
*	LHC Group Inc.	88,933	1,648
*	Dyax Corp.	1,041,795	1,625
*	Targacept Inc.	315,320	1,614
*	Orexigen Therapeutics Inc.	388,079	1,591
*	Epocrates Inc.	174,236	1,495
	Universal American Corp.	136,907	1,476
*	Exactech Inc.	87,644	1,389
*	Natus Medical Inc.	114,353	1,364
*	Pacific Biosciences of California Inc.	395,921	1,354
*	Trius Therapeutics Inc.	247,784	1,326
*	Endocyte Inc.	258,149	1,286
*	Geron Corp.	730,637	1,235
*,^ Biotime Inc.		278,585	1,229
*,^ Savient Pharmaceuticals Inc.		516,917	1,127
*	Enzo Biochem Inc.	386,869	1,041
*	SurModics Inc.	64,944	998
*	Novavax Inc.	749,022	944
*	SIGA Technologies Inc.	279,367	939
*	Osiris Therapeutics Inc.	182,942	937
*	Allos Therapeutics Inc.	575,830	852
*	Codexis Inc.	218,480	797
*	XenoPort Inc.	176,428	794
*	Pain Therapeutics Inc.	209,764	753
*	Palomar Medical Technologies Inc.	71,751	670
*	Durect Corp.	825,451	660
*	Metabolix Inc.	232,884	659
*	Nabi Biopharmaceuticals	331,888	617
*,^ Ampio Pharmaceuticals Inc.		175,200	597
*,^ Complete Genomics Inc.		184,263	520
*	Alimera Sciences Inc.	87,850	297
*	BioMimetic Therapeutics Inc.	115,591	286

*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	132,154	126
			1,790,884
Industrials (19.5%)
	Wabtec Corp.	533,245	40,191
	Lincoln Electric Holdings Inc.	884,950	40,106
*	Thomas & Betts Corp.	549,625	39,524
	IDEX Corp.	927,484	39,075
*	Kirby Corp.	556,898	36,638
*	Clean Harbors Inc.	530,818	35,740
	Graco Inc.	663,458	35,203
	Nordson Corp.	640,229	34,899
*	Fortune Brands Home & Security Inc.	1,556,552	34,353
	Triumph Group Inc.	490,995	30,766
*	Corrections Corp. of America	1,106,039	30,206
	Landstar System Inc.	521,418	30,096
*	United Rentals Inc.	696,327	29,865
	Woodward Inc.	651,044	27,884
*	Hexcel Corp.	1,094,438	26,277
*	Dollar Thrifty Automotive Group Inc.	322,544	26,097
	Exelis Inc.	1,949,057	24,402
*	Genesee & Wyoming Inc. Class A	445,843	24,334
	Toro Co.	340,914	24,242
*	Chart Industries Inc.	327,404	24,009
*	Shaw Group Inc.	724,252	22,966
*	Old Dominion Freight Line Inc.	478,946	22,831
	Actuant Corp. Class A	766,093	22,209
*	Colfax Corp.	618,486	21,795
*	Middleby Corp.	197,381	19,971
*	Acacia Research Corp.	476,884	19,905
	UTi Worldwide Inc.	1,142,371	19,683
	Kennametal Inc.	441,469	19,659
*	CoStar Group Inc.	281,644	19,448
*	Moog Inc. Class A	435,053	18,659
*	Air Lease Corp.	769,197	18,515
*	Tetra Tech Inc.	694,905	18,318
	Applied Industrial Technologies Inc.	419,965	17,273
*	FTI Consulting Inc.	455,494	17,090
	CLARCOR Inc.	344,829	16,928
*	Avis Budget Group Inc.	1,167,260	16,517
*	Advisory Board Co.	181,987	16,128
*	Teledyne Technologies Inc.	253,629	15,991
	Corporate Executive Board Co.	369,986	15,913
*	WABCO Holdings Inc.	255,253	15,438
*	Oshkosh Corp.	660,602	15,306
	Healthcare Services Group Inc.	704,990	14,995
*	Hub Group Inc. Class A	409,730	14,763
	Acuity Brands Inc.	233,740	14,686
	Valmont Industries Inc.	124,944	14,670
*	RSC Holdings Inc.	634,547	14,334
	Herman Miller Inc.	614,908	14,118
*	II-VI Inc.	592,542	14,014
	United Stationers Inc.	450,405	13,976
	Rollins Inc.	650,511	13,843
	Watsco Inc.	184,376	13,651
*	Portfolio Recovery Associates Inc.	190,201	13,641
*,^ Polypore International Inc.		387,682	13,631
	Barnes Group Inc.	516,998	13,602

* Beacon Roofing Supply Inc.	512,892	13,212
Robbins & Myers Inc.	229,564	11,949
* MasTec Inc.	658,790	11,918
Knight Transportation Inc.	661,671	11,685
Raven Industries Inc.	191,002	11,653
Forward Air Corp.	317,162	11,630
* RBC Bearings Inc.	245,311	11,316
HEICO Corp.	214,811	11,082
Armstrong World Industries Inc.	227,217	11,081
ESCO Technologies Inc.	296,405	10,899
Franklin Electric Co. Inc.	219,339	10,763
Titan International Inc.	445,712	10,541
* Spirit Airlines Inc.	523,830	10,513
Unifirst Corp.	166,645	10,257
* Swift Transportation Co.	882,129	10,180
* EnPro Industries Inc.	230,941	9,492
Lindsay Corp.	140,891	9,337
* Allegiant Travel Co. Class A	169,562	9,241
* Blount International Inc.	541,846	9,038
* Mobile Mini Inc.	425,042	8,977
* Huron Consulting Group Inc.	238,964	8,976
Knoll Inc.	530,585	8,829
* Orbital Sciences Corp.	652,813	8,585
Cubic Corp.	178,307	8,430
Heartland Express Inc.	581,755	8,412
Tennant Co.	188,192	8,280
* Meritor Inc.	998,866	8,061
Insperity Inc.	258,164	7,910
* Seaboard Corp.	4,051	7,904
* Astec Industries Inc.	214,425	7,822
* KAR Auction Services Inc.	454,309	7,364
* Exponent Inc.	147,230	7,144
* USG Corp.	409,678	7,046
* SYKES Enterprises Inc.	445,837	7,044
Resources Connection Inc.	490,919	6,897
HEICO Corp. Class A	170,352	6,840
American Science & Engineering Inc.	99,231	6,653
* Team Inc.	206,164	6,381
Sauer-Danfoss Inc.	134,655	6,329
Gorman-Rupp Co.	210,018	6,128
* Trimas Corp.	269,365	6,031
Sun Hydraulics Corp.	228,213	5,970
* H&E Equipment Services Inc.	312,102	5,905
Standex International Corp.	140,509	5,788
* Altra Holdings Inc.	298,067	5,723
* Dycom Industries Inc.	243,209	5,681
* ICF International Inc.	219,790	5,576
* Encore Capital Group Inc.	245,299	5,532
* DigitalGlobe Inc.	411,501	5,489
* GrafTech International Ltd.	452,419	5,402
* GeoEye Inc.	222,128	5,347
* Kforce Inc.	357,945	5,333
* Titan Machinery Inc.	184,470	5,202
John Bean Technologies Corp.	318,677	5,163
* Global Power Equipment Group Inc.	181,927	5,039
* Aerovironment Inc.	187,437	5,025
Simpson Manufacturing Co. Inc.	149,847	4,833

*	DXP Enterprises Inc.	109,758	4,773
*	Trex Co. Inc.	147,294	4,725
*	On Assignment Inc.	266,226	4,651
	Interface Inc. Class A	325,547	4,541
*	Rush Enterprises Inc. Class A	210,608	4,469
*	Korn/Ferry International	264,905	4,437
*	Pendrell Corp.	1,604,892	4,189
	AAON Inc.	205,209	4,143
	National Presto Industries Inc.	53,496	4,058
*	MYR Group Inc.	226,641	4,048
	Marten Transport Ltd.	183,165	4,042
*	Mistras Group Inc.	169,356	4,034
*	TrueBlue Inc.	222,587	3,980
*	InnerWorkings Inc.	336,053	3,915
	Celadon Group Inc.	237,908	3,699
*	Powell Industries Inc.	104,579	3,582
*	RailAmerica Inc.	166,754	3,579
*	Standard Parking Corp.	173,355	3,554
*	GenCorp Inc.	497,289	3,531
*	Astronics Corp.	97,079	3,394
	Amerco Inc.	30,511	3,219
	Dynamic Materials Corp.	148,526	3,135
	Multi-Color Corp.	134,609	3,030
*,^ Capstone Turbine Corp.		2,885,842	2,944
	Kaman Corp.	86,580	2,939
*	Greenbrier Cos. Inc.	140,952	2,789
*	Wabash National Corp.	266,846	2,762
*	PMFG Inc.	180,528	2,710
*	Thermon Group Holdings Inc.	131,390	2,687
*	Taser International Inc.	618,109	2,683
*	Roadrunner Transportation Systems Inc.	153,346	2,661
	AZZ Inc.	48,890	2,525
*	Furmanite Corp.	391,259	2,512
	Twin Disc Inc.	95,249	2,485
*	Pacer International Inc.	388,105	2,453
*	RPX Corp.	136,216	2,310
*	Ameresco Inc. Class A	168,998	2,290
*	Cenveo Inc.	632,156	2,137
*,^ Zipcar Inc.		130,931	1,939
	Vicor Corp.	233,685	1,870
*	Commercial Vehicle Group Inc.	143,862	1,757
*	Pike Electric Corp.	212,367	1,748
*	EnerNOC Inc.	223,325	1,608
*	Rush Enterprises Inc. Class B	92,222	1,604
*	CBIZ Inc.	235,646	1,489
*	Dolan Co.	161,625	1,472
*,^ American Superconductor Corp.		352,893	1,454
*	American Railcar Industries Inc.	59,506	1,399
*,^ A123 Systems Inc.		1,050,772	1,177
*	KEYW Holding Corp.	145,272	1,126
*	Hill International Inc.	277,166	1,089
*,^ Swisher Hygiene Inc.		439,893	1,082
*,^ Energy Recovery Inc.		410,549	944
*	American Reprographics Co.	134,175	723
*	Patriot Transportation Holding Inc.	21,770	507
*	Eagle Bulk Shipping Inc.	243,625	473
			1,820,288

Information Technology (23.0%)
*	Gartner Inc.	949,356	40,481
*	JDS Uniphase Corp.	2,591,372	37,549
*	Parametric Technology Corp.	1,317,618	36,814
*	Ariba Inc.	1,108,546	36,261
*	Cadence Design Systems Inc.	3,026,992	35,840
*	Teradyne Inc.	2,045,803	34,554
	Jack Henry & Associates Inc.	914,230	31,194
	MercadoLibre Inc.	318,862	31,182
	National Instruments Corp.	1,070,575	30,533
*	Concur Technologies Inc.	511,113	29,328
*	Fortinet Inc.	1,027,236	28,403
*	NeuStar Inc. Class A	726,373	27,057
*	QLIK Technologies Inc.	836,536	26,769
*	Wright Express Corp.	408,180	26,421
*	Zebra Technologies Corp.	577,448	23,779
*	CommVault Systems Inc.	459,442	22,807
*	Anixter International Inc.	311,354	22,583
*	SolarWinds Inc.	568,732	21,981
*	ViaSat Inc.	445,958	21,500
*	Taleo Corp. Class A	461,272	21,186
	ADTRAN Inc.	672,228	20,967
*	Semtech Corp.	736,547	20,962
*	Microsemi Corp.	965,461	20,699
*	AOL Inc.	1,081,983	20,525
*	FEI Co.	417,517	20,504
*	Finisar Corp.	1,009,231	20,336
*	Ultimate Software Group Inc.	274,882	20,143
*	Aruba Networks Inc.	891,709	19,867
*	QLogic Corp.	1,118,530	19,865
	Plantronics Inc.	483,609	19,470
*	Silicon Laboratories Inc.	441,970	19,005
*	IPG Photonics Corp.	364,598	18,977
*	ValueClick Inc.	917,657	18,115
*	ACI Worldwide Inc.	438,832	17,672
	InterDigital Inc.	505,600	17,625
*	Ciena Corp.	1,076,550	17,429
*	Hittite Microwave Corp.	313,469	17,024
*	Universal Display Corp.	460,369	16,817
*	Progress Software Corp.	711,461	16,805
*,^ VistaPrint NV		426,967	16,502
	Blackbaud Inc.	495,990	16,482
*	TiVo Inc.	1,342,460	16,096
*	Cirrus Logic Inc.	675,084	16,067
*	FleetCor Technologies Inc.	413,471	16,030
*	Cavium Inc.	517,739	16,019
	Sapient Corp.	1,243,088	15,476
*	Sourcefire Inc.	320,373	15,420
*	WebMD Health Corp.	601,405	15,384
*	RF Micro Devices Inc.	3,088,672	15,382
	MAXIMUS Inc.	373,219	15,179
	j2 Global Inc.	527,172	15,119
*	Quest Software Inc.	646,293	15,039
*,^ Fusion-io Inc.		479,506	13,623
*	NetSuite Inc.	264,130	13,283
*	Monster Worldwide Inc.	1,360,427	13,264
*	Synaptics Inc.	357,997	13,070

*	JDA Software Group Inc.	473,001	12,998
*	MicroStrategy Inc. Class A	91,966	12,875
*	Acxiom Corp.	870,071	12,773
*	TriQuint Semiconductor Inc.	1,847,716	12,740
	Heartland Payment Systems Inc.	438,504	12,646
*	Take-Two Interactive Software Inc.	818,820	12,598
*	OSI Systems Inc.	196,511	12,046
*	GT Advanced Technologies Inc.	1,414,107	11,695
	Power Integrations Inc.	311,713	11,571
*	Integrated Device Technology Inc.	1,579,030	11,290
*	ScanSource Inc.	302,121	11,275
*,^ 3D Systems Corp.		477,342	11,237
*	Bottomline Technologies Inc.	400,339	11,185
*	Bankrate Inc.	444,501	11,001
*	Manhattan Associates Inc.	229,920	10,928
*	Cardtronics Inc.	414,238	10,874
*	Tyler Technologies Inc.	280,682	10,781
*	FARO Technologies Inc.	184,767	10,777
	DST Systems Inc.	195,886	10,623
*	Euronet Worldwide Inc.	503,241	10,513
*	Cymer Inc.	209,836	10,492
	Syntel Inc.	185,968	10,414
*	NETGEAR Inc.	271,351	10,366
*	Aspen Technology Inc.	495,713	10,177
	Cabot Microelectronics Corp.	254,912	9,911
*	Tessera Technologies Inc.	572,368	9,873
*	Synchronoss Technologies Inc.	296,822	9,475
	Cognex Corp.	222,118	9,409
*	Diodes Inc.	405,606	9,402
*	Volterra Semiconductor Corp.	273,182	9,402
*,^ VirnetX Holding Corp.		392,836	9,401
*	Advent Software Inc.	366,953	9,394
*	Constant Contact Inc.	313,971	9,353
^	Ebix Inc.	403,839	9,353
*	Liquidity Services Inc.	204,445	9,159
*	Infinera Corp.	1,127,470	9,155
*	Websense Inc.	431,397	9,098
	Cypress Semiconductor Corp.	572,185	8,943
*	LivePerson Inc.	532,657	8,933
*	Kenexa Corp.	285,654	8,924
*	SS&C Technologies Holdings Inc.	380,380	8,874
*,^ BroadSoft Inc.		225,406	8,622
*	Unisys Corp.	433,464	8,548
*	Loral Space & Communications Inc.	106,079	8,444
*	Rofin-Sinar Technologies Inc.	316,773	8,353
*	Ultratech Inc.	285,719	8,280
*	Stratasys Inc.	223,933	8,178
*	Veeco Instruments Inc.	279,732	8,000
*	Compuware Corp.	849,357	7,806
	NIC Inc.	641,879	7,786
*	Digital River Inc.	414,984	7,764
*	RealPage Inc.	399,083	7,650
*	Netscout Systems Inc.	369,116	7,508
*	OpenTable Inc.	184,823	7,480
*,^ Ancestry.com Inc.		318,172	7,235
^	Pegasystems Inc.	188,447	7,191
*	LogMeIn Inc.	202,701	7,141

*	Rambus Inc.	1,099,689	7,093
*	Monolithic Power Systems Inc.	355,734	6,997
*	Verint Systems Inc.	215,653	6,985
*	DealerTrack Holdings Inc.	230,622	6,979
*	Sonus Networks Inc.	2,327,824	6,751
*	ServiceSource International Inc.	434,034	6,719
*	ExlService Holdings Inc.	242,423	6,652
*	Standard Microsystems Corp.	253,509	6,558
*	PMC - Sierra Inc.	894,851	6,470
*	Quantum Corp.	2,467,334	6,464
*	comScore Inc.	293,762	6,284
*	LoopNet Inc.	318,572	5,983
*	Monotype Imaging Holdings Inc.	400,438	5,967
	Micrel Inc.	580,902	5,960
*	Ceva Inc.	261,627	5,942
*	Cornerstone OnDemand Inc.	269,447	5,885
*	iGate Corp.	346,104	5,801
*	RealD Inc.	423,753	5,721
	Forrester Research Inc.	176,305	5,712
*	CSG Systems International Inc.	376,857	5,706
*	DTS Inc.	185,529	5,607
*	Super Micro Computer Inc.	315,090	5,501
*	Maxwell Technologies Inc.	296,898	5,442
	Badger Meter Inc.	159,752	5,430
*	Measurement Specialties Inc.	158,603	5,345
*	Ixia	426,404	5,326
*,^ Higher One Holdings Inc.		345,541	5,166
	OPNET	174,974	5,074
*	Entropic Communications Inc.	868,475	5,063
*	TeleTech Holdings Inc.	312,052	5,024
*	Accelrys Inc.	616,774	4,922
*,^ OCZ Technology Group Inc.		693,885	4,843
*	Dice Holdings Inc.	517,203	4,826
*	Interactive Intelligence Group Inc.	156,887	4,787
*	Applied Micro Circuits Corp.	676,029	4,692
*	Omnivision Technologies Inc.	231,899	4,638
*	Mercury Computer Systems Inc.	340,099	4,506
	EPIQ Systems Inc.	357,110	4,321
*	PROS Holdings Inc.	224,437	4,197
*	STEC Inc.	434,975	4,106
*	Internap Network Services Corp.	553,768	4,065
*	Nanometrics Inc.	217,783	4,031
	Cass Information Systems Inc.	97,798	3,907
*	Perficient Inc.	323,023	3,880
*	TNS Inc.	176,146	3,828
*	Fabrinet	210,010	3,719
*	IXYS Corp.	277,140	3,658
*	VASCO Data Security International Inc.	338,055	3,648
*	Extreme Networks	929,788	3,561
*	Stamps.com Inc.	125,102	3,488
*	Silicon Image Inc.	592,173	3,482
*,^ KIT Digital Inc.		461,576	3,323
*	Globecomm Systems Inc.	228,761	3,312
*	Power-One Inc.	714,942	3,253
	Keynote Systems Inc.	163,416	3,229
*	Virtusa Corp.	185,750	3,208
*	MIPS Technologies Inc. Class A	587,894	3,198

*	Digi International Inc.	285,071	3,133
*	Inphi Corp.	215,722	3,059
*	Silicon Graphics International Corp.	315,955	3,058
*	Actuate Corp.	486,928	3,058
*	QuinStreet Inc.	291,361	3,056
*	Multi-Fineline Electronix Inc.	107,005	2,937
*	Lattice Semiconductor Corp.	456,122	2,933
*	Kopin Corp.	716,848	2,918
*	Vocus Inc.	210,926	2,795
*	Cray Inc.	363,222	2,659
*	XO Group Inc.	270,935	2,544
*	Active Network Inc.	150,696	2,536
*	Responsys Inc.	210,586	2,521
*	Rogers Corp.	63,001	2,441
*	SciQuest Inc.	159,609	2,432
*	Limelight Networks Inc.	720,103	2,369
*	Demand Media Inc.	325,866	2,363
*	Magnachip Semiconductor Corp.	196,827	2,362
*	Calix Inc.	262,401	2,238
*	MoneyGram International Inc.	124,301	2,237
*	Seachange International Inc.	285,864	2,224
*	Oclaro Inc.	562,548	2,216
*	X-Rite Inc.	477,922	2,170
*	Move Inc.	222,465	2,160
*	Sycamore Networks Inc.	119,862	2,126
*	Echo Global Logistics Inc.	123,101	1,982
*	ShoreTel Inc.	343,925	1,953
*	CIBER Inc.	381,529	1,618
*	Echelon Corp.	354,357	1,570
*	Agilysys Inc.	163,546	1,470
*	IntraLinks Holdings Inc.	274,197	1,451
*	Envestnet Inc.	114,756	1,437
*	Travelzoo Inc.	62,193	1,430
*	Rosetta Stone Inc.	130,023	1,342
	Daktronics Inc.	138,092	1,228
*	Anadigics Inc.	492,531	1,167
	Marchex Inc. Class B	261,130	1,165
*	MaxLinear Inc.	206,342	1,149
	Pulse Electronics Corp.	438,912	1,102
*	Formfactor Inc.	196,590	1,097
*	Intevac Inc.	128,429	1,092
*,^ Rubicon Technology Inc.		99,932	1,042
*	Anaren Inc.	55,340	1,015
*	SunPower Corp. Class A	154,272	984
*	Sigma Designs Inc.	170,084	881
*	Deltek Inc.	80,879	862
*	STR Holdings Inc.	161,256	780
*	Pericom Semiconductor Corp.	89,382	723
*	Viasystems Group Inc.	36,824	699
*	TeleNav Inc.	91,257	641
*	NCI Inc. Class A	86,361	552
*	Meru Networks Inc.	117,082	474
*	Powerwave Technologies Inc.	228,707	469
*	Novatel Wireless Inc.	124,621	417
*,^ Motricity Inc.		253,316	279
			2,147,235

Materials (4.8%)
*	WR Grace & Co.	820,638	47,433
	Royal Gold Inc.	653,576	42,626
	Solutia Inc.	1,357,227	37,921
*	Rockwood Holdings Inc.	726,665	37,896
*	Allied Nevada Gold Corp.	943,273	30,685
	NewMarket Corp.	119,222	22,342
*	Intrepid Potash Inc.	585,230	14,239
	Schweitzer-Mauduit International Inc.	179,711	12,411
	Silgan Holdings Inc.	271,585	12,004
*	SunCoke Energy Inc.	777,906	11,054
	Globe Specialty Metals Inc.	667,001	9,918
*	McEwen Mining Inc.	2,225,779	9,882
*	Calgon Carbon Corp.	629,803	9,831
	Balchem Corp.	321,960	9,739
	Buckeye Technologies Inc.	284,172	9,653
	PolyOne Corp.	655,604	9,441
	Carpenter Technology Corp.	171,784	8,972
	Koppers Holdings Inc.	228,993	8,830
*	KapStone Paper and Packaging Corp.	438,294	8,634
*	Clearwater Paper Corp.	252,813	8,396
*	Graphic Packaging Holding Co.	1,514,230	8,359
*	LSB Industries Inc.	198,315	7,718
	Deltic Timber Corp.	118,998	7,531
*	Innospec Inc.	232,380	7,060
*	Materion Corp.	214,454	6,161
	Gold Resource Corp.	229,632	5,582
	Wausau Paper Corp.	519,389	4,872
	Haynes International Inc.	67,925	4,303
*	Flotek Industries Inc.	339,227	4,078
*	Zoltek Cos. Inc.	324,654	3,675
	Hawkins Inc.	98,138	3,651
	Zep Inc.	207,783	2,992
	Stepan Co.	31,899	2,801
	PH Glatfelter Co.	169,564	2,676
	Texas Industries Inc.	70,491	2,468
	Kronos Worldwide Inc.	90,193	2,249
*	General Moly Inc.	655,312	2,195
	Tredegar Corp.	87,179	1,708
*,^ Paramount Gold and Silver Corp.		740,990	1,675
*	Omnova Solutions Inc.	229,818	1,551
*	United States Lime & Minerals Inc.	24,210	1,450
*,^ Midway Gold Corp.		817,635	1,169
*	Golden Minerals Co.	125,261	1,056
*	Headwaters Inc.	237,516	993
*	Spartech Corp.	170,422	832
			450,712
Telecommunication Services (1.1%)
*	tw telecom inc Class A	1,577,140	34,949
*	AboveNet Inc.	244,010	20,204
*	Cogent Communications Group Inc.	483,883	9,233
*	Clearwire Corp. Class A	3,775,328	8,608
*	Cincinnati Bell Inc.	1,033,076	4,153
*	Neutral Tandem Inc.	332,321	4,051
*	Vonage Holdings Corp.	1,628,610	3,599
*	Premiere Global Services Inc.	343,748	3,107
*	General Communication Inc. Class A	341,354	2,977

Atlantic Tele-Network Inc.			72,301	2,629
* Cbeyond Inc.			320,851	2,567
NTELOS Holdings Corp.			114,298	2,366
* Boingo Wireless Inc.			129,108	1,562
IDT Corp. Class B			93,291	871
Lumos Networks Corp.			60,425	650
Alaska Communications Systems Group Inc.			174,995	539
				102,065
Utilities (0.6%)
ITC Holdings Corp.			570,242	43,875
* GenOn Energy Inc.			4,287,389	8,918
* Dynegy Inc. Class A			373,828	209
				53,002
Total Common Stocks (Cost $8,200,637)				9,294,140
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.7%)[1]
Money Market Fund (1.6%)
[2,3] Vanguard Market Liquidity Fund	0.123%		150,244,000	150,244

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Freddie Mac Discount Notes	0.050%	4/24/12	3,000	3,000
Total Temporary Cash Investments (Cost $153,244)				153,244
Total Investments (101.4%) (Cost $8,353,881)				9,447,384
Other Assets and Liabilities-Net (-1.4%)[3]				(127,947)
Net Assets (100%)				9,319,437

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $109,394,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $118,510,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Securities with a value of $3,000,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such

Small-Cap Growth Index Fund

factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,293,932	—	208
Temporary Cash Investments	150,244	3,000	—
Futures Contracts—Liabilities[1]	(75)	—	—
Total	9,444,101	3,000	208
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Small-Cap Growth Index Fund

At March 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	June 2012	260	21,520	15

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2012, the cost of investment securities for tax purposes was $8,353,881,000. Net unrealized appreciation of investment securities for tax purposes was $1,093,503,000, consisting of unrealized gains of $1,683,402,000 on securities that had risen in value since their purchase and $589,899,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Value Index Fund

Schedule of Investments
As of March 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (11.1%)
	Foot Locker Inc.	1,322,582	41,066
	Jarden Corp.	650,586	26,173
*	Visteon Corp.	423,369	22,439
	Service Corp. International	1,972,687	22,212
	Dana Holding Corp.	1,273,341	19,737
	Rent-A-Center Inc.	507,863	19,172
	Brinker International Inc.	695,705	19,167
	Dillard's Inc. Class A	287,109	18,094
	Cinemark Holdings Inc.	789,689	17,334
	Men's Wearhouse Inc.	420,400	16,299
*	Ascena Retail Group Inc.	365,006	16,177
	Wolverine World Wide Inc.	417,410	15,519
*	Genesco Inc.	209,062	14,979
*	Cabela's Inc.	390,961	14,915
	Wendy's Co.	2,690,976	13,482
	Hillenbrand Inc.	540,537	12,405
	Cracker Barrel Old Country Store Inc.	198,598	11,082
	Group 1 Automotive Inc.	196,598	11,043
*,^ DreamWorks Animation SKG Inc. Class A		597,172	11,018
*	Collective Brands Inc.	523,753	10,297
	Meredith Corp.	313,120	10,164
	Regal Entertainment Group Class A	735,489	10,003
	Bob Evans Farms Inc.	254,323	9,593
	Finish Line Inc. Class A	437,928	9,293
	Regis Corp.	499,409	9,204
*	Orient-Express Hotels Ltd. Class A	887,263	9,050
*	Helen of Troy Ltd.	259,374	8,821
	Jones Group Inc.	699,908	8,791
*	Hanesbrands Inc.	294,117	8,688
	Scholastic Corp.	243,034	8,574
	MDC Holdings Inc.	328,415	8,470
*	Office Depot Inc.	2,428,045	8,377
*	Jack in the Box Inc.	342,491	8,210
	Cooper Tire & Rubber Co.	511,668	7,788
	Ryland Group Inc.	384,122	7,406
*	New York Times Co. Class A	1,078,504	7,323
*	Saks Inc.	629,981	7,314
*	Iconix Brand Group Inc.	414,342	7,201
*	Meritage Homes Corp.	252,551	6,834
*	La-Z-Boy Inc.	449,195	6,720
	Cato Corp. Class A	239,866	6,630
	International Speedway Corp. Class A	235,424	6,533
*	Scientific Games Corp. Class A	557,888	6,505
	Penske Automotive Group Inc.	253,920	6,254
	Choice Hotels International Inc.	166,459	6,216
	Oxford Industries Inc.	121,393	6,169
*	Live Nation Entertainment Inc.	655,598	6,163
	Belo Corp. Class A	810,091	5,808
	Ethan Allen Interiors Inc.	224,609	5,687

	Sonic Automotive Inc. Class A	317,145	5,680
*	Children's Place Retail Stores Inc.	109,057	5,635
*	Dorman Products Inc.	109,347	5,533
	Churchill Downs Inc.	96,667	5,404
^	RadioShack Corp.	864,101	5,375
^	KB Home	600,402	5,344
*	Career Education Corp.	655,392	5,282
	Lithia Motors Inc. Class A	191,979	5,030
	American Greetings Corp. Class A	324,650	4,980
	Sinclair Broadcast Group Inc. Class A	450,124	4,978
*	Ascent Capital Group Inc. Class A	105,146	4,972
	Columbia Sportswear Co.	101,946	4,837
	Fred's Inc. Class A	315,577	4,611
*	Ruby Tuesday Inc.	496,082	4,529
*	Arctic Cat Inc.	105,100	4,501
*	Red Robin Gourmet Burgers Inc.	120,018	4,464
	Stage Stores Inc.	269,658	4,379
*	Quiksilver Inc.	1,072,444	4,333
	Stewart Enterprises Inc. Class A	705,180	4,280
*	Skechers U.S.A. Inc. Class A	334,056	4,249
*	OfficeMax Inc.	742,270	4,246
*	Standard Pacific Corp.	945,291	4,216
	Jakks Pacific Inc.	223,905	3,907
	Superior Industries International Inc.	198,977	3,888
	Movado Group Inc.	158,072	3,881
*	Charming Shoppes Inc.	656,587	3,874
	Callaway Golf Co.	561,678	3,797
*	Federal-Mogul Corp.	213,155	3,668
	Strayer Education Inc.	36,201	3,413
	PEP Boys-Manny Moe & Jack	228,231	3,405
	Brown Shoe Co. Inc.	361,723	3,339
	Core-Mark Holding Co. Inc.	78,600	3,218
	Harte-Hanks Inc.	351,829	3,184
*	Drew Industries Inc.	111,849	3,055
*	Modine Manufacturing Co.	341,757	3,018
*	Biglari Holdings Inc.	7,266	2,927
*	Corinthian Colleges Inc.	699,759	2,897
	Standard Motor Products Inc.	156,035	2,768
*,^ Barnes & Noble Inc.		207,496	2,749
	Nutrisystem Inc.	231,445	2,599
*	Shoe Carnival Inc.	80,645	2,598
	National CineMedia Inc.	167,497	2,563
*	EW Scripps Co. Class A	258,061	2,547
*	American Axle & Manufacturing Holdings Inc.	205,724	2,409
*	Asbury Automotive Group Inc.	87,009	2,349
	Speedway Motorsports Inc.	124,705	2,330
	Marcus Corp.	175,768	2,206
	PetMed Express Inc.	175,264	2,170
	World Wrestling Entertainment Inc. Class A	244,108	2,165
*	Beazer Homes USA Inc.	655,187	2,129
*	Systemax Inc.	126,000	2,124
*	Perry Ellis International Inc.	113,486	2,119
*	M/I Homes Inc.	162,485	2,008
*	Journal Communications Inc. Class A	330,712	1,862
*	Exide Technologies	576,750	1,805
*	Stein Mart Inc.	248,747	1,642
	Haverty Furniture Cos. Inc.	146,012	1,621

*	McClatchy Co. Class A	524,727	1,517
	Weyco Group Inc.	60,983	1,445
	CSS Industries Inc.	71,908	1,399
*	Kenneth Cole Productions Inc. Class A	84,324	1,358
	Clear Channel Outdoor Holdings Inc. Class A	168,303	1,343
*	Boyd Gaming Corp.	170,502	1,337
	Lincoln Educational Services Corp.	166,993	1,321
*	Education Management Corp.	96,003	1,314
	Universal Technical Institute Inc.	96,105	1,268
*	Unifi Inc.	130,719	1,263
	Big 5 Sporting Goods Corp.	159,732	1,252
	HOT Topic Inc.	121,021	1,228
*	Entercom Communications Corp. Class A	187,834	1,219
*	Steinway Musical Instruments Inc.	41,930	1,048
*	LIN TV Corp. Class A	229,267	929
*,^ hhgregg Inc.		79,785	908
*	Coldwater Creek Inc.	776,681	901
*	Pacific Sunwear of California Inc.	460,772	811
*	Stoneridge Inc.	73,888	731
*	Furniture Brands International Inc.	434,081	729
*	Isle of Capri Casinos Inc.	92,534	653
*	Talbots Inc.	214,949	651
*	K-Swiss Inc. Class A	155,468	637
	Christopher & Banks Corp.	310,987	578
*,^ Hovnanian Enterprises Inc. Class A		207,931	509
*	School Specialty Inc.	140,252	497
*	Tower International Inc.	38,906	474
*	Sealy Corp.	149,233	301
*	Orchard Supply Hardware Stores Corp. Class A	10,768	222
			807,334
Consumer Staples (3.1%)
	Corn Products International Inc.	655,697	37,801
	Flowers Foods Inc.	998,820	20,346
	Ruddick Corp.	382,320	15,331
	Lancaster Colony Corp.	164,818	10,954
^	SUPERVALU Inc.	1,834,617	10,476
	Universal Corp.	200,866	9,360
	B&G Foods Inc. Class A	412,423	9,284
	Snyders-Lance Inc.	351,734	9,092
	Fresh Del Monte Produce Inc.	349,808	7,990
*	Post Holdings Inc.	238,630	7,858
*	Prestige Brands Holdings Inc.	436,165	7,624
	Andersons Inc.	151,873	7,395
*	Spectrum Brands Holdings Inc.	203,746	7,123
	Vector Group Ltd.	377,949	6,697
*	Hain Celestial Group Inc.	152,488	6,680
	WD-40 Co.	131,358	5,957
	Weis Markets Inc.	104,883	4,573
	Spartan Stores Inc.	197,991	3,588
*	Chiquita Brands International Inc.	396,230	3,483
*	Dole Food Co. Inc.	343,580	3,429
*,^ Central European Distribution Corp.		595,309	3,042
	Nash Finch Co.	104,484	2,969
*	Central Garden and Pet Co. Class A	282,226	2,718
*	Alliance One International Inc.	717,399	2,705
*	Pantry Inc.	198,510	2,583
	Tootsie Roll Industries Inc.	82,323	1,886

*	Revlon Inc. Class A	106,504	1,837
*	Susser Holdings Corp.	63,778	1,637
	Village Super Market Inc. Class A	50,685	1,601
	Ingles Markets Inc. Class A	89,886	1,586
*,^ Star Scientific Inc.		469,323	1,539
*	Seneca Foods Corp. Class A	54,258	1,429
	Coca-Cola Bottling Co. Consolidated	15,110	948
*	Central Garden and Pet Co.	96,049	904
*	Farmer Bros Co.	63,289	689
*	Primo Water Corp.	57,606	112
			223,226
Energy (4.4%)
	Tidewater Inc.	448,890	24,249
*	Oil States International Inc.	288,216	22,498
*	Key Energy Services Inc.	1,173,943	18,137
*	SEACOR Holdings Inc.	178,365	17,084
*	Helix Energy Solutions Group Inc.	866,058	15,416
*	Unit Corp.	353,754	15,126
	Bristow Group Inc.	312,639	14,922
	World Fuel Services Corp.	307,889	12,623
*	Forest Oil Corp.	988,505	11,981
*	Stone Energy Corp.	381,124	10,896
*	SemGroup Corp. Class A	323,059	9,414
	Targa Resources Corp.	201,202	9,145
*	Energy XXI Bermuda Ltd.	208,415	7,526
	EXCO Resources Inc.	1,115,207	7,394
*	CVR Energy Inc.	262,120	7,012
*	Swift Energy Co.	238,874	6,934
	W&T Offshore Inc.	322,016	6,788
*	Newpark Resources Inc.	788,328	6,456
*	Tetra Technologies Inc.	668,362	6,296
*	Enbridge Energy Management LLC	182,824	5,821
*	Parker Drilling Co.	961,783	5,742
*	Hercules Offshore Inc.	1,171,052	5,539
*	Bill Barrett Corp.	206,277	5,365
*	Lone Pine Resources Inc.	698,766	4,542
*	Exterran Holdings Inc.	342,735	4,521
*	McMoRan Exploration Co.	419,173	4,485
*	Basic Energy Services Inc.	257,452	4,467
*	Vaalco Energy Inc.	470,041	4,442
*	Energy Partners Ltd.	239,186	3,973
	Gulf Island Fabrication Inc.	118,066	3,456
*	ION Geophysical Corp.	535,332	3,453
^	Overseas Shipholding Group Inc.	251,164	3,172
	Western Refining Inc.	165,145	3,108
*	Cal Dive International Inc.	823,301	2,717
*	PHI Inc.	107,257	2,483
*	Green Plains Renewable Energy Inc.	216,850	2,340
*	Vantage Drilling Co.	1,388,991	2,222
*	Warren Resources Inc.	588,763	1,919
	Crosstex Energy Inc.	129,047	1,825
	Penn Virginia Corp.	397,237	1,807
*,^ James River Coal Co.		309,869	1,587
	Delek US Holdings Inc.	100,750	1,563
*	Harvest Natural Resources Inc.	183,165	1,297
*	Willbros Group Inc.	358,863	1,163
*	USEC Inc.	1,006,738	1,067

Alon USA Energy Inc.	97,024	878
* Global Geophysical Services Inc.	55,846	593
* Oilsands Quest Inc.	4,768,917	213
		315,657
Financials (36.8%)
Arthur J Gallagher & Co.	979,590	35,011
BRE Properties Inc.	650,805	32,898
Senior Housing Properties Trust	1,405,963	31,001
East West Bancorp Inc.	1,289,540	29,775
First Niagara Financial Group Inc.	3,009,311	29,612
American Campus Communities Inc.	613,110	27,418
Kilroy Realty Corp.	580,353	27,050
* E*Trade Financial Corp.	2,468,114	27,026
* American Capital Ltd.	2,979,620	25,833
Home Properties Inc.	417,152	25,450
BioMed Realty Trust Inc.	1,329,668	25,237
Hancock Holding Co.	696,023	24,716
National Retail Properties Inc.	894,682	24,326
Douglas Emmett Inc.	1,050,559	23,963
Waddell & Reed Financial Inc. Class A	737,332	23,897
CBL & Associates Properties Inc.	1,219,562	23,074
MFA Financial Inc.	3,081,936	23,022
Hatteras Financial Corp.	822,483	22,947
ProAssurance Corp.	250,738	22,093
Mid-America Apartment Communities Inc.	326,988	21,918
Mack-Cali Realty Corp.	753,261	21,709
Allied World Assurance Co. Holdings AG	313,348	21,518
Protective Life Corp.	715,769	21,201
Associated Banc-Corp	1,508,502	21,059
Post Properties Inc.	448,433	21,014
Highwoods Properties Inc.	627,316	20,902
LaSalle Hotel Properties	724,191	20,379
Valley National Bancorp	1,536,682	19,900
Bank of Hawaii Corp.	401,520	19,413
Omega Healthcare Investors Inc.	891,658	18,957
Delphi Financial Group Inc.	422,215	18,903
Entertainment Properties Trust	403,854	18,731
Two Harbors Investment Corp.	1,812,374	18,377
^ Federated Investors Inc. Class B	811,240	18,180
* Popular Inc.	8,859,826	18,163
Fulton Financial Corp.	1,728,766	18,152
Prosperity Bancshares Inc.	385,045	17,635
Invesco Mortgage Capital Inc.	997,362	17,603
Capitol Federal Financial Inc.	1,447,669	17,169
Aspen Insurance Holdings Ltd.	610,675	17,062
Washington REIT	571,058	16,960
Starwood Property Trust Inc.	804,826	16,917
* Stifel Financial Corp.	441,172	16,694
* CNO Financial Group Inc.	2,102,455	16,357
Hanover Insurance Group Inc.	387,837	15,948
FirstMerit Corp.	944,324	15,921
* SVB Financial Group	243,546	15,670
Washington Federal Inc.	930,261	15,647
StanCorp Financial Group Inc.	381,996	15,639
TCF Financial Corp.	1,314,272	15,627
Colonial Properties Trust	717,621	15,594
Susquehanna Bancshares Inc.	1,539,224	15,208

Equity Lifestyle Properties Inc.	217,823	15,191
First American Financial Corp.	911,396	15,157
DiamondRock Hospitality Co.	1,447,849	14,898
Healthcare Realty Trust Inc.	672,896	14,804
* Howard Hughes Corp.	229,614	14,665
FNB Corp.	1,204,038	14,545
Alterra Capital Holdings Ltd.	631,248	14,506
Corporate Office Properties Trust	622,277	14,443
Janus Capital Group Inc.	1,612,875	14,371
Synovus Financial Corp.	6,787,509	13,914
Apartment Investment & Management Co.	522,610	13,802
* Ocwen Financial Corp.	871,931	13,628
Iberiabank Corp.	253,830	13,572
CommonWealth REIT	723,739	13,476
Kemper Corp.	444,226	13,451
Brandywine Realty Trust	1,171,615	13,450
Umpqua Holdings Corp.	990,152	13,426
Trustmark Corp.	526,556	13,153
Endurance Specialty Holdings Ltd.	315,360	12,823
UMB Financial Corp.	279,383	12,498
CYS Investments Inc.	933,080	12,214
Apollo Investment Corp.	1,703,315	12,213
Glimcher Realty Trust	1,179,078	12,050
Sovran Self Storage Inc.	240,852	12,002
CubeSmart	1,006,557	11,978
Westamerica Bancorporation	246,354	11,825
Platinum Underwriters Holdings Ltd.	322,769	11,781
EastGroup Properties Inc.	234,101	11,757
RLI Corp.	164,080	11,755
^ Prospect Capital Corp.	1,053,348	11,566
Cathay General Bancorp	645,929	11,433
^ United Bankshares Inc.	390,676	11,275
Wintrust Financial Corp.	310,722	11,121
Equity One Inc.	545,223	11,024
Potlatch Corp.	347,496	10,891
Lexington Realty Trust	1,200,796	10,795
Old National Bancorp	819,258	10,765
Northwest Bancshares Inc.	842,914	10,705
Primerica Inc.	420,656	10,605
Medical Properties Trust Inc.	1,134,947	10,532
* Knight Capital Group Inc. Class A	808,919	10,411
Mercury General Corp.	237,125	10,372
ARMOUR Residential REIT Inc.	1,497,569	10,109
RLJ Lodging Trust	537,410	10,012
* Sunstone Hotel Investors Inc.	1,026,718	10,000
National Health Investors Inc.	203,874	9,945
National Penn Bancshares Inc.	1,115,095	9,869
International Bancshares Corp.	465,389	9,843
Greenhill & Co. Inc.	224,957	9,817
BancorpSouth Inc.	723,808	9,750
Capstead Mortgage Corp.	737,554	9,669
MB Financial Inc.	449,399	9,433
Glacier Bancorp Inc.	621,884	9,291
Sun Communities Inc.	212,509	9,208
Community Bank System Inc.	319,566	9,197
First Financial Bancorp	503,813	8,716
CVB Financial Corp.	723,253	8,491

	PrivateBancorp Inc. Class A	558,808	8,477
*	Strategic Hotels & Resorts Inc.	1,284,100	8,449
	LTC Properties Inc.	262,602	8,403
	Acadia Realty Trust	368,307	8,302
	Symetra Financial Corp.	717,938	8,278
	Selective Insurance Group Inc.	468,932	8,258
	First Citizens BancShares Inc. Class A	44,989	8,219
	Argo Group International Holdings Ltd.	270,070	8,067
*,^ MBIA Inc.		814,888	7,986
	Cash America International Inc.	164,837	7,901
	Government Properties Income Trust	325,578	7,850
	Tanger Factory Outlet Centers	262,578	7,806
	Columbia Banking System Inc.	341,688	7,784
	First Midwest Bancorp Inc.	644,193	7,717
	First Financial Bankshares Inc.	217,751	7,667
	Anworth Mortgage Asset Corp.	1,159,226	7,628
	Redwood Trust Inc.	680,451	7,621
	Astoria Financial Corp.	766,966	7,562
*	PHH Corp.	487,331	7,539
	BankUnited Inc.	300,777	7,519
	Bank of the Ozarks Inc.	237,176	7,414
*	St. Joe Co.	389,151	7,398
^	Park National Corp.	106,592	7,373
	Webster Financial Corp.	321,651	7,292
	Hersha Hospitality Trust Class A	1,321,432	7,215
*	BBCN Bancorp Inc.	640,728	7,131
	Pennsylvania REIT	457,751	6,990
	Fifth Street Finance Corp.	712,888	6,958
	Franklin Street Properties Corp.	646,019	6,848
	Provident Financial Services Inc.	470,596	6,838
	Inland Real Estate Corp.	769,294	6,824
	Interactive Brokers Group Inc.	393,831	6,695
	Montpelier Re Holdings Ltd.	346,229	6,689
	Solar Capital Ltd.	300,391	6,630
	American Assets Trust Inc.	288,861	6,586
	CreXus Investment Corp.	629,550	6,510
*	Forest City Enterprises Inc. Class A	409,078	6,406
	Nelnet Inc. Class A	246,785	6,394
	PacWest Bancorp	261,002	6,342
	NBT Bancorp Inc.	286,519	6,326
	DCT Industrial Trust Inc.	1,065,117	6,284
	Harleysville Group Inc.	108,824	6,279
	Newcastle Investment Corp.	999,747	6,278
	American Equity Investment Life Holding Co.	489,640	6,253
	Cousins Properties Inc.	805,737	6,107
	Horace Mann Educators Corp.	345,398	6,086
	Boston Private Financial Holdings Inc.	607,264	6,018
	Associated Estates Realty Corp.	366,637	5,991
	BlackRock Kelso Capital Corp.	600,406	5,896
*	First Industrial Realty Trust Inc.	463,027	5,718
	Brookline Bancorp Inc.	607,323	5,691
*	Sterling Financial Corp.	268,408	5,604
	Chemical Financial Corp.	237,439	5,566
	First Commonwealth Financial Corp.	908,087	5,557
	Oritani Financial Corp.	377,035	5,535
	Investors Real Estate Trust	708,279	5,447
*	Western Alliance Bancorp	641,170	5,431

* Citizens Republic Bancorp Inc.	347,657	5,427
* National Financial Partners Corp.	358,414	5,426
Walter Investment Management Corp.	239,306	5,396
^ Cohen & Steers Inc.	168,300	5,369
Infinity Property & Casualty Corp.	102,537	5,366
Employers Holdings Inc.	300,903	5,329
S&T Bancorp Inc.	243,041	5,272
First Potomac Realty Trust	435,654	5,267
Sabra Health Care REIT Inc.	319,041	5,245
Home Bancshares Inc.	195,957	5,214
NorthStar Realty Finance Corp.	961,671	5,203
BGC Partners Inc. Class A	694,996	5,136
^ Main Street Capital Corp.	207,435	5,109
Independent Bank Corp.	176,794	5,079
* World Acceptance Corp.	82,530	5,055
American National Insurance Co.	69,670	5,052
* MGIC Investment Corp.	1,018,403	5,051
Radian Group Inc.	1,154,039	5,020
* Enstar Group Ltd.	49,989	4,948
PennantPark Investment Corp.	473,153	4,921
Tower Group Inc.	212,364	4,763
Chesapeake Lodging Trust	264,383	4,751
* Forestar Group Inc.	304,948	4,693
Hercules Technology Growth Capital Inc.	422,444	4,681
* Navigators Group Inc.	98,512	4,654
Safety Insurance Group Inc.	111,310	4,635
* iStar Financial Inc.	639,021	4,633
Colony Financial Inc.	281,820	4,616
Trustco Bank Corp. NY	807,074	4,608
Advance America Cash Advance Centers Inc.	432,261	4,534
Triangle Capital Corp.	229,139	4,526
Oriental Financial Group Inc.	373,448	4,519
ViewPoint Financial Group	292,922	4,505
PennyMac Mortgage Investment Trust	241,280	4,505
City Holding Co.	128,443	4,460
WesBanco Inc.	218,931	4,409
Education Realty Trust Inc.	396,472	4,298
* State Bank Financial Corp.	245,293	4,295
Ashford Hospitality Trust Inc.	471,044	4,244
Maiden Holdings Ltd.	468,710	4,218
* Piper Jaffray Cos.	157,411	4,190
Dynex Capital Inc.	434,859	4,153
* PICO Holdings Inc.	176,947	4,149
Universal Health Realty Income Trust	104,272	4,132
* Investment Technology Group Inc.	344,736	4,123
Ramco-Gershenson Properties Trust	337,179	4,120
Flagstone Reinsurance Holdings SA	516,190	4,062
Meadowbrook Insurance Group Inc.	417,965	3,900
FBL Financial Group Inc. Class A	115,152	3,881
* AMERISAFE Inc.	155,630	3,850
Berkshire Hills Bancorp Inc.	164,974	3,781
Sandy Spring Bancorp Inc.	207,779	3,775
Dime Community Bancshares Inc.	257,781	3,766
Community Trust Bancorp Inc.	113,772	3,649
Getty Realty Corp.	230,071	3,585
Renasant Corp.	216,015	3,517
Pebblebrook Hotel Trust	153,379	3,463

Lakeland Financial Corp.	132,779	3,456
Flushing Financial Corp.	255,114	3,434
Resource Capital Corp.	635,512	3,425
United Fire Group Inc.	188,324	3,369
Simmons First National Corp. Class A	127,066	3,282
Tompkins Financial Corp.	78,705	3,153
Amtrust Financial Services Inc.	117,074	3,147
First Busey Corp.	634,751	3,136
TICC Capital Corp.	320,655	3,123
Evercore Partners Inc. Class A	106,623	3,100
Campus Crest Communities Inc.	265,040	3,090
1st Source Corp.	125,851	3,080
Excel Trust Inc.	248,011	2,996
* West Coast Bancorp	157,877	2,987
Southside Bancshares Inc.	134,913	2,982
Rockville Financial Inc.	255,832	2,980
Winthrop Realty Trust	256,908	2,978
Washington Trust Bancorp Inc.	120,056	2,898
First Financial Corp.	90,851	2,885
National Western Life Insurance Co. Class A	20,803	2,847
Saul Centers Inc.	70,253	2,835
MCG Capital Corp.	663,846	2,821
OneBeacon Insurance Group Ltd. Class A	181,929	2,804
^ TowneBank	207,251	2,796
Kite Realty Group Trust	523,953	2,761
Urstadt Biddle Properties Inc. Class A	138,363	2,731
* Wilshire Bancorp Inc.	554,975	2,681
Provident New York Bancorp	310,083	2,623
SY Bancorp Inc.	112,777	2,616
* Pinnacle Financial Partners Inc.	141,324	2,593
MVC Capital Inc.	197,453	2,593
SCBT Financial Corp.	79,087	2,587
* Central Pacific Financial Corp.	198,531	2,571
Sterling Bancorp	267,697	2,567
Cedar Realty Trust Inc.	499,131	2,556
Bancfirst Corp.	58,646	2,555
Retail Opportunity Investments Corp.	211,137	2,542
Union First Market Bankshares Corp.	179,806	2,517
KBW Inc.	135,183	2,501
* Phoenix Cos. Inc.	1,008,883	2,472
Capital Southwest Corp.	26,121	2,470
* Eagle Bancorp Inc.	146,791	2,457
WSFS Financial Corp.	59,755	2,450
Monmouth Real Estate Investment Corp. Class A	250,903	2,444
Apollo Commercial Real Estate Finance Inc.	151,642	2,373
Arrow Financial Corp.	96,866	2,364
StellarOne Corp.	197,682	2,346
Golub Capital BDC Inc.	153,408	2,343
* Global Indemnity plc	119,701	2,333
GFI Group Inc.	617,062	2,320
Univest Corp. of Pennsylvania	136,726	2,294
* Rouse Properties Inc.	169,183	2,291
Calamos Asset Management Inc. Class A	174,662	2,290
* United Community Banks Inc.	234,507	2,286
Stewart Information Services Corp.	158,131	2,247
* Greenlight Capital Re Ltd. Class A	90,964	2,240
Northfield Bancorp Inc.	157,527	2,240

	Camden National Corp.	63,466	2,231
	CapLease Inc.	542,852	2,188
	CoBiz Financial Inc.	308,778	2,183
	Hudson Valley Holding Corp.	133,700	2,157
	Republic Bancorp Inc. Class A	89,091	2,131
	Trico Bancshares	117,647	2,049
	Lakeland Bancorp Inc.	207,141	2,040
	State Auto Financial Corp.	139,250	2,034
*	Hilltop Holdings Inc.	237,999	1,997
	Parkway Properties Inc.	189,017	1,981
	First Interstate Bancsystem Inc.	134,790	1,971
	United Financial Bancorp Inc.	124,265	1,966
	Great Southern Bancorp Inc.	81,783	1,963
	Presidential Life Corp.	166,950	1,908
*	FelCor Lodging Trust Inc.	514,119	1,851
*	Walker & Dunlop Inc.	144,780	1,824
	Westwood Holdings Group Inc.	46,539	1,802
	Cogdell Spencer Inc.	421,570	1,787
	Summit Hotel Properties Inc.	234,026	1,774
*	Flagstar Bancorp Inc.	1,911,924	1,759
	First Community Bancshares Inc.	130,071	1,738
	Heartland Financial USA Inc.	99,900	1,732
	Westfield Financial Inc.	214,087	1,693
	Territorial Bancorp Inc.	80,859	1,683
*	Cowen Group Inc. Class A	605,820	1,642
*	Doral Financial Corp.	1,050,701	1,618
	Duff & Phelps Corp. Class A	99,599	1,548
	Bank Mutual Corp.	381,497	1,541
	Oppenheimer Holdings Inc. Class A	88,414	1,534
	First Financial Holdings Inc.	136,359	1,500
	National Interstate Corp.	58,539	1,497
*	Southwest Bancorp Inc.	160,378	1,479
	SWS Group Inc.	254,921	1,458
	First Bancorp	131,978	1,443
	Hudson Pacific Properties Inc.	87,415	1,323
	Artio Global Investors Inc. Class A	275,147	1,312
	Home Federal Bancorp Inc.	126,573	1,282
	Kansas City Life Insurance Co.	39,798	1,282
	THL Credit Inc.	87,858	1,130
*	Suffolk Bancorp	84,360	1,096
	GAMCO Investors Inc.	21,600	1,072
*	FBR & Co.	398,581	1,024
	Baldwin & Lyons Inc.	44,758	1,002
*	eHealth Inc.	60,372	985
	Donegal Group Inc. Class A	69,473	950
	EMC Insurance Group Inc.	44,790	900
*	AV Homes Inc.	73,806	899
	Urstadt Biddle Properties Inc.	41,528	777
	Capital City Bank Group Inc.	89,316	665
	Roma Financial Corp.	65,833	645
*	Gleacher & Co. Inc.	409,192	557
	Crawford & Co. Class A	137,987	538
	Life Partners Holdings Inc.	80,925	329
*,^ Hampton Roads Bankshares Inc.		90,039	273
*	PMI Group Inc.	87,912	2
			2,667,433

Health Care (5.4%)
* Health Net Inc.	717,835	28,512
PerkinElmer Inc.	978,430	27,063
* WellCare Health Plans Inc.	370,267	26,615
Teleflex Inc.	352,398	21,549
* Community Health Systems Inc.	791,286	17,598
Owens & Minor Inc.	548,277	16,673
* LifePoint Hospitals Inc.	416,223	16,416
STERIS Corp.	501,091	15,844
* Health Management Associates Inc. Class A	2,196,291	14,759
* Charles River Laboratories International Inc.	384,673	13,883
* Centene Corp.	283,060	13,861
* Magellan Health Services Inc.	246,099	12,012
Hill-Rom Holdings Inc.	346,757	11,585
PDL BioPharma Inc.	1,209,216	7,678
* Amsurg Corp. Class A	271,126	7,586
CONMED Corp.	241,628	7,217
Analogic Corp.	105,861	7,150
* Vivus Inc.	296,851	6,638
* Wright Medical Group Inc.	340,382	6,576
* Viropharma Inc.	213,710	6,426
* MedAssets Inc.	405,225	5,333
* Molina Healthcare Inc.	154,427	5,193
* Dendreon Corp.	451,700	4,813
Meridian Bioscience Inc.	231,983	4,496
* Triple-S Management Corp. Class B	169,331	3,912
* Kindred Healthcare Inc.	451,325	3,899
* Amedisys Inc.	254,952	3,687
* Select Medical Holdings Corp.	446,721	3,435
* Immunogen Inc.	232,044	3,339
National Healthcare Corp.	71,447	3,255
Ensign Group Inc.	118,391	3,215
* Arthrocare Corp.	119,165	3,200
* PharMerica Corp.	254,592	3,165
Assisted Living Concepts Inc. Class A	172,732	2,869
Landauer Inc.	53,139	2,817
* MModal Inc.	266,345	2,810
* Nektar Therapeutics	346,954	2,748
* AngioDynamics Inc.	218,607	2,678
* Vanguard Health Systems Inc.	265,159	2,614
* Greatbatch Inc.	101,557	2,490
* Gentiva Health Services Inc.	253,995	2,220
Universal American Corp.	197,111	2,125
* Healthways Inc.	288,035	2,120
Invacare Corp.	126,104	2,090
* Idenix Pharmaceuticals Inc.	208,131	2,038
* Enzon Pharmaceuticals Inc.	292,351	2,000
* Natus Medical Inc.	164,834	1,966
* Almost Family Inc.	73,252	1,905
* Emergent Biosolutions Inc.	109,304	1,749
* AMN Healthcare Services Inc.	280,694	1,701
* Alnylam Pharmaceuticals Inc.	137,452	1,522
* Lexicon Pharmaceuticals Inc.	806,734	1,501
* Sun Healthcare Group Inc.	215,781	1,476
* SurModics Inc.	94,011	1,445
* Arena Pharmaceuticals Inc.	443,789	1,362
* Skilled Healthcare Group Inc.	173,944	1,332

*	LHC Group Inc.	69,380	1,286
*	Cross Country Healthcare Inc.	244,160	1,223
*	Palomar Medical Technologies Inc.	104,935	980
*	Geron Corp.	571,025	965
*	Progenics Pharmaceuticals Inc.	95,676	947
*	XenoPort Inc.	138,578	624
*	Pain Therapeutics Inc.	164,828	592
*	Albany Molecular Research Inc.	190,377	514
*,^ Savient Pharmaceuticals Inc.		216,893	473
*	SIGA Technologies Inc.	122,521	412
*	Novavax Inc.	315,025	397
*	Allos Therapeutics Inc.	241,024	357
*	Metabolix Inc.	98,445	279
*	BioMimetic Therapeutics Inc.	91,439	226
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	62,138	59
			393,495
Industrials (14.7%)
	Snap-on Inc.	478,079	29,148
	Carlisle Cos. Inc.	533,105	26,613
*	WESCO International Inc.	373,853	24,416
	Regal-Beloit Corp.	358,910	23,527
	Ryder System Inc.	442,364	23,357
	Trinity Industries Inc.	693,326	22,845
*	WABCO Holdings Inc.	368,659	22,296
*	Alaska Air Group Inc.	613,982	21,993
*	Terex Corp.	949,155	21,356
	Crane Co.	402,161	19,505
*	Esterline Technologies Corp.	264,634	18,911
	Alexander & Baldwin Inc.	360,441	17,463
	ITT Corp.	760,790	17,453
	Covanta Holding Corp.	1,071,044	17,383
	Harsco Corp.	697,653	16,367
*	Huntington Ingalls Industries Inc.	400,871	16,131
	EMCOR Group Inc.	576,588	15,983
	Con-way Inc.	480,525	15,670
	Kennametal Inc.	343,477	15,295
	Lennox International Inc.	378,876	15,269
	Belden Inc.	402,672	15,265
	AO Smith Corp.	337,649	15,177
	Mueller Industries Inc.	330,422	15,018
	Manitowoc Co. Inc.	1,083,114	15,012
	GATX Corp.	362,517	14,609
*	EnerSys	412,398	14,290
	Alliant Techsystems Inc.	284,771	14,273
	Curtiss-Wright Corp.	383,382	14,189
	Brady Corp. Class A	422,376	13,664
*	General Cable Corp.	451,131	13,119
	Mine Safety Appliances Co.	300,925	12,362
	Macquarie Infrastructure Co. LLC	359,821	11,870
	Acuity Brands Inc.	181,832	11,425
	Valmont Industries Inc.	97,193	11,411
*	Atlas Air Worldwide Holdings Inc.	227,488	11,195
	HNI Corp.	387,591	10,756
*	JetBlue Airways Corp.	2,183,562	10,678
*	US Airways Group Inc.	1,401,503	10,637
	ABM Industries Inc.	437,428	10,629
*	Geo Group Inc.	541,357	10,291

Deluxe Corp.	439,323	10,289
Brink's Co.	404,925	9,666
Werner Enterprises Inc.	377,839	9,393
Watts Water Technologies Inc. Class A	228,621	9,316
Robbins & Myers Inc.	178,595	9,296
Granite Construction Inc.	300,920	8,648
TAL International Group Inc.	217,612	7,989
* GrafTech International Ltd.	654,014	7,809
Briggs & Stratton Corp.	433,214	7,768
Steelcase Inc. Class A	758,062	7,277
CLARCOR Inc.	144,609	7,099
Kaydon Corp.	277,714	7,084
Simpson Manufacturing Co. Inc.	216,775	6,991
* Teledyne Technologies Inc.	106,525	6,716
Aircastle Ltd.	530,130	6,489
Ceradyne Inc.	199,059	6,481
McGrath Rentcorp	200,011	6,422
* Oshkosh Corp.	276,773	6,413
AAR Corp.	349,881	6,385
* Navigant Consulting Inc.	452,248	6,291
* Aegion Corp. Class A	343,774	6,129
* Interline Brands Inc.	277,789	6,003
* ACCO Brands Corp.	481,972	5,981
Quanex Building Products Corp.	327,449	5,773
* Generac Holdings Inc.	233,988	5,744
Watsco Inc.	77,268	5,721
G&K Services Inc. Class A	162,867	5,570
Albany International Corp.	242,211	5,559
* USG Corp.	319,337	5,493
Universal Forest Products Inc.	152,324	5,252
NACCO Industries Inc. Class A	44,254	5,150
SkyWest Inc.	439,447	4,856
Griffon Corp.	452,910	4,846
Encore Wire Corp.	161,531	4,802
Amerco Inc.	44,080	4,651
Mueller Water Products Inc. Class A	1,348,955	4,492
CIRCOR International Inc.	134,628	4,479
Kaman Corp.	125,390	4,257
Kelly Services Inc. Class A	259,961	4,157
* Tutor Perini Corp.	266,483	4,152
Cascade Corp.	81,586	4,089
* Wabash National Corp.	386,233	3,998
Arkansas Best Corp.	209,082	3,933
Primoris Services Corp.	243,122	3,905
* Layne Christensen Co.	169,989	3,782
* Consolidated Graphics Inc.	81,055	3,668
AZZ Inc.	70,795	3,656
* Gibraltar Industries Inc.	235,979	3,575
Ennis Inc.	224,541	3,552
Comfort Systems USA Inc.	323,306	3,527
Interface Inc. Class A	252,199	3,518
Great Lakes Dredge & Dock Corp.	485,738	3,507
* Korn/Ferry International	206,800	3,464
US Ecology Inc.	158,577	3,447
* EnergySolutions Inc.	692,849	3,395
Heidrick & Struggles International Inc.	153,716	3,386
Viad Corp.	173,412	3,369

^	Quad/Graphics Inc.	238,976	3,322
	Apogee Enterprises Inc.	245,261	3,176
*	TrueBlue Inc.	172,748	3,089
*	Federal Signal Corp.	537,653	2,989
*	Air Transport Services Group Inc.	470,095	2,722
*	Accuride Corp.	307,179	2,669
*	Columbus McKinnon Corp.	159,812	2,603
	LB Foster Co. Class A	86,599	2,469
*	Kadant Inc.	102,768	2,448
*	Dycom Industries Inc.	102,164	2,387
*	CRA International Inc.	92,538	2,334
	FreightCar America Inc.	103,633	2,331
	Alamo Group Inc.	77,107	2,318
*	Saia Inc.	131,467	2,236
	Douglas Dynamics Inc.	161,347	2,219
*	Hawaiian Holdings Inc.	417,514	2,184
*	Greenbrier Cos. Inc.	109,279	2,163
	CDI Corp.	116,526	2,089
	Houston Wire & Cable Co.	145,004	2,014
*	Republic Airways Holdings Inc.	398,605	1,969
*	On Assignment Inc.	112,635	1,968
*	CAI International Inc.	100,391	1,825
*,^ Genco Shipping & Trading Ltd.		283,570	1,804
*	Michael Baker Corp.	74,590	1,779
*	Northwest Pipe Co.	81,115	1,723
*	Orion Marine Group Inc.	232,753	1,683
	Schawk Inc. Class A	132,485	1,657
	SeaCube Container Leasing Ltd.	96,136	1,654
*	Metalico Inc.	370,992	1,584
*,^ Swisher Hygiene Inc.		637,269	1,568
	Kimball International Inc. Class B	226,294	1,564
	Preformed Line Products Co.	22,811	1,494
*	RailAmerica Inc.	69,552	1,493
	American Woodmark Corp.	80,803	1,454
*	Commercial Vehicle Group Inc.	112,490	1,373
*	Sterling Construction Co. Inc.	135,705	1,323
	Ampco-Pittsburgh Corp.	62,737	1,263
*	CBIZ Inc.	187,020	1,182
*	Dolan Co.	126,121	1,149
*	American Railcar Industries Inc.	46,346	1,090
*	American Reprographics Co.	195,874	1,056
*	Ducommun Inc.	86,962	1,035
*	Patriot Transportation Holding Inc.	31,513	734
*,^ Eagle Bulk Shipping Inc.		353,776	686
	Baltic Trading Ltd.	146,617	608
*,^ American Superconductor Corp.		146,471	603
*	Tecumseh Products Co. Class A	90,494	364
*	Tecumseh Products Co. Class B	25,897	105
			1,061,063
Information Technology (9.9%)
*	NCR Corp.	1,361,748	29,564
*	Novellus Systems Inc.	576,139	28,755
*	Brocade Communications Systems Inc.	4,244,899	24,408
	Diebold Inc.	514,333	19,812
*	Tech Data Corp.	356,748	19,357
	Lender Processing Services Inc.	729,325	18,962
*	Fairchild Semiconductor International Inc. Class A	1,092,763	16,064

* Itron Inc.	352,130	15,990
* Vishay Intertechnology Inc.	1,242,341	15,107
* Convergys Corp.	1,038,739	13,867
* International Rectifier Corp.	596,857	13,769
Fair Isaac Corp.	308,649	13,550
* CACI International Inc. Class A	217,050	13,520
Cypress Semiconductor Corp.	826,576	12,919
MKS Instruments Inc.	430,654	12,717
Littelfuse Inc.	199,055	12,481
Intersil Corp. Class A	1,092,851	12,240
Tellabs Inc.	2,997,002	12,138
* CoreLogic Inc.	736,534	12,020
* Mentor Graphics Corp.	806,666	11,987
* Coherent Inc.	203,963	11,897
* Compuware Corp.	1,227,260	11,279
* Arris Group Inc.	968,173	10,940
* Entegris Inc.	1,168,025	10,909
* Plexus Corp.	299,360	10,475
* PMC - Sierra Inc.	1,294,542	9,360
* EchoStar Corp. Class A	302,488	8,512
* SYNNEX Corp.	222,526	8,487
* Insight Enterprises Inc.	379,661	8,326
DST Systems Inc.	152,446	8,267
* Benchmark Electronics Inc.	499,839	8,242
* Sanmina-SCI Corp.	698,496	7,998
* Aspen Technology Inc.	385,762	7,920
* Emulex Corp.	739,731	7,678
* Kulicke & Soffa Industries Inc.	597,334	7,425
Earthlink Inc.	923,274	7,377
Cognex Corp.	172,849	7,322
MTS Systems Corp.	135,695	7,204
* MEMC Electronic Materials Inc.	1,992,937	7,194
Brooks Automation Inc.	573,167	7,067
Mantech International Corp. Class A	204,295	7,040
* Omnivision Technologies Inc.	335,603	6,712
* Electronics for Imaging Inc.	393,984	6,548
* ATMI Inc.	274,100	6,387
AVX Corp.	441,143	5,850
* Amkor Technology Inc.	940,812	5,781
* Newport Corp.	325,427	5,767
Comtech Telecommunications Corp.	176,293	5,744
* Spansion Inc. Class A	464,409	5,656
* Harmonic Inc.	1,003,539	5,489
* DealerTrack Holdings Inc.	179,472	5,431
* TTM Technologies Inc.	457,351	5,255
Park Electrochemical Corp.	170,505	5,154
* Brightpoint Inc.	590,040	4,750
* Advanced Energy Industries Inc.	344,264	4,517
* Cymer Inc.	88,013	4,401
* InfoSpace Inc.	340,545	4,362
* Netgear Inc.	113,840	4,349
* Lattice Semiconductor Corp.	658,219	4,232
* Global Cash Access Holdings Inc.	505,273	3,941
* Checkpoint Systems Inc.	347,605	3,921
Black Box Corp.	152,341	3,886
United Online Inc.	768,540	3,758
Electro Scientific Industries Inc.	249,474	3,745

*	Avid Technology Inc.	332,898	3,662
*	Kemet Corp.	386,436	3,617
*	Rogers Corp.	91,182	3,533
*	Photronics Inc.	515,750	3,430
*	Veeco Instruments Inc.	116,732	3,339
*	LTX-Credence Corp.	426,489	3,066
*	Rudolph Technologies Inc.	275,978	3,066
*	Net 1 UEPS Technologies Inc.	331,810	3,000
*	Intermec Inc.	384,835	2,975
	Methode Electronics Inc.	318,663	2,957
*	GSI Group Inc.	230,168	2,776
*	Exar Corp.	330,302	2,775
*	Oplink Communications Inc.	158,692	2,714
	Electro Rent Corp.	145,553	2,680
	CTS Corp.	251,094	2,641
	Cohu Inc.	199,102	2,264
*	Symmetricom Inc.	371,155	2,142
	ModusLink Global Solutions Inc.	380,598	2,055
*	Aeroflex Holding Corp.	183,923	2,049
*	RealNetworks Inc.	192,697	1,915
	Daktronics Inc.	197,708	1,758
*	Move Inc.	173,993	1,689
*	Sycamore Networks Inc.	93,593	1,660
*	Imation Corp.	267,320	1,655
*	Formfactor Inc.	287,147	1,602
*	TNS Inc.	73,459	1,596
*	Supertex Inc.	83,030	1,500
*	Anaren Inc.	80,521	1,478
*	Silicon Image Inc.	246,232	1,448
*	Alpha & Omega Semiconductor Ltd.	149,649	1,440
*	SunPower Corp. Class A	223,524	1,426
*	Aviat Networks Inc.	500,327	1,411
*	Power-One Inc.	299,861	1,364
*	Deltek Inc.	117,416	1,252
*	CIBER Inc.	293,918	1,246
*	TeleCommunication Systems Inc. Class A	447,568	1,244
	Bel Fuse Inc. Class B	60,399	1,067
*	Pericom Semiconductor Corp.	131,264	1,062
*	MoneyGram International Inc.	52,312	942
*	Intevac Inc.	99,406	845
*	Rubicon Technology Inc.	80,071	835
*	Mitel Networks Corp.	165,853	712
*	Sigma Designs Inc.	131,254	680
*	Agilysys Inc.	69,881	628
*	STR Holdings Inc.	126,254	611
*	IntraLinks Holdings Inc.	115,109	609
*	Novatel Wireless Inc.	181,036	606
*	Envestnet Inc.	48,263	604
*	TechTarget Inc.	82,983	575
*	TeleNav Inc.	72,580	510
*	Anadigics Inc.	206,224	489
*,^ THQ Inc.		593,681	332
*	Viasystems Group Inc.	16,102	306
	Bel Fuse Inc. Class A	14,975	292
*	Powerwave Technologies Inc.	96,306	197
			718,109

Materials (7.3%)
Aptargroup Inc.	571,325	31,291
RPM International Inc.	1,133,659	29,691
Packaging Corp. of America	860,590	25,465
Cytec Industries Inc.	407,608	24,778
Cabot Corp.	552,983	23,601
Compass Minerals International Inc.	284,550	20,414
* Coeur d'Alene Mines Corp.	774,716	18,392
Sensient Technologies Corp.	411,312	15,630
Olin Corp.	692,931	15,071
Commercial Metals Co.	998,710	14,801
* Chemtura Corp.	848,885	14,414
HB Fuller Co.	426,016	13,986
Carpenter Technology Corp.	248,283	12,968
Eagle Materials Inc.	368,778	12,815
* Stillwater Mining Co.	994,759	12,574
* AbitibiBowater Inc.	838,974	11,981
Westlake Chemical Corp.	172,811	11,196
Hecla Mining Co.	2,417,167	11,167
* Louisiana-Pacific Corp.	1,178,994	11,024
* Georgia Gulf Corp.	296,061	10,327
Minerals Technologies Inc.	152,767	9,992
Worthington Industries Inc.	488,706	9,373
Innophos Holdings Inc.	186,976	9,371
Silgan Holdings Inc.	211,012	9,327
Schnitzer Steel Industries Inc.	209,144	8,344
* OM Group Inc.	279,581	7,691
* Kraton Performance Polymers Inc.	277,528	7,374
^ AK Steel Holding Corp.	953,591	7,209
A Schulman Inc.	254,443	6,875
Boise Inc.	828,927	6,805
AMCOL International Corp.	219,218	6,465
Kaiser Aluminum Corp.	133,541	6,311
* RTI International Metals Inc.	261,170	6,023
* TPC Group Inc.	101,606	4,492
* Century Aluminum Co.	504,788	4,483
Quaker Chemical Corp.	111,413	4,395
* Horsehead Holding Corp.	376,947	4,293
American Vanguard Corp.	191,874	4,162
Stepan Co.	46,048	4,043
Buckeye Technologies Inc.	118,738	4,034
* Ferro Corp.	671,644	3,990
PolyOne Corp.	273,775	3,942
Neenah Paper Inc.	130,162	3,871
PH Glatfelter Co.	244,328	3,855
Texas Industries Inc.	102,261	3,580
Haynes International Inc.	52,857	3,348
* Mercer International Inc.	408,633	3,265
Kronos Worldwide Inc.	130,655	3,259
Myers Industries Inc.	215,647	3,181
Noranda Aluminum Holding Corp.	291,381	2,905
Tredegar Corp.	126,379	2,476
Gold Resource Corp.	96,404	2,344
Olympic Steel Inc.	80,567	1,934
* AM Castle & Co.	150,032	1,898
* Flotek Industries Inc.	141,124	1,696
* Metals USA Holdings Corp.	112,751	1,625

*	Golden Minerals Co.	179,966	1,517
*	Headwaters Inc.	343,724	1,437
*	Omnova Solutions Inc.	177,686	1,199
*,^ Paramount Gold and Silver Corp.		310,605	702
*	Spartech Corp.	133,886	653
			525,325
Telecommunication Services (0.4%)
*	Leap Wireless International Inc.	544,673	4,755
	Consolidated Communications Holdings Inc.	233,030	4,574
*	Cincinnati Bell Inc.	801,534	3,222
*	Iridium Communications Inc.	349,350	3,060
	USA Mobility Inc.	190,133	2,649
	Shenandoah Telecommunications Co.	193,894	2,162
*	Premiere Global Services Inc.	143,563	1,298
	Atlantic Tele-Network Inc.	30,377	1,105
	NTELOS Holdings Corp.	47,995	993
	Lumos Networks Corp.	89,094	959
	Alaska Communications Systems Group Inc.	255,282	786
	IDT Corp. Class B	73,319	685
			26,248
Utilities (6.5%)
	Questar Corp.	1,536,418	29,591
	Westar Energy Inc.	1,013,864	28,317
	Atmos Energy Corp.	781,860	24,597
	Great Plains Energy Inc.	1,177,478	23,867
	Hawaiian Electric Industries Inc.	830,464	21,052
	Cleco Corp.	524,384	20,792
	Vectren Corp.	707,461	20,559
	Piedmont Natural Gas Co. Inc.	623,748	19,380
	WGL Holdings Inc.	444,545	18,093
	IDACORP Inc.	430,142	17,687
	Portland General Electric Co.	651,254	16,268
	Southwest Gas Corp.	377,049	16,115
	New Jersey Resources Corp.	358,282	15,969
	UIL Holdings Corp.	436,935	15,188
	South Jersey Industries Inc.	260,604	13,041
	PNM Resources Inc.	711,358	13,018
	Avista Corp.	503,258	12,873
	Allete Inc.	286,422	11,884
	Unisource Energy Corp.	319,205	11,673
	NorthWestern Corp.	313,560	11,119
	Black Hills Corp.	324,206	10,871
	Northwest Natural Gas Co.	230,876	10,482
	El Paso Electric Co.	313,257	10,178
	MGE Energy Inc.	199,886	8,873
	CH Energy Group Inc.	122,476	8,173
	Empire District Electric Co.	363,024	7,387
	Laclede Group Inc.	184,235	7,189
*	GenOn Energy Inc.	3,336,147	6,939
	California Water Service Group	343,644	6,258
	Otter Tail Corp.	280,811	6,094
	American States Water Co.	162,095	5,858
	Central Vermont Public Service Corp.	110,512	3,890
	Chesapeake Utilities Corp.	82,456	3,391
	Ormat Technologies Inc.	157,503	3,174
	SJW Corp.	120,566	2,908

Middlesex Water Co.			135,713	2,564
Unitil Corp.			94,543	2,536
Connecticut Water Service Inc.			75,515	2,136
Genie Energy Ltd. Class B			148,840	1,439
* Dynegy Inc. Class A			553,078	310
				471,733
Total Common Stocks (Cost $6,776,495)				7,209,623
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.7%)
[2,3] Vanguard Market Liquidity Fund	0.123%		50,927,320	50,927

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.030%	4/2/04	300	300
[5,6] Federal Home Loan Bank Discount Notes	0.040%	4/16/12	750	750
[4,5] Freddie Mac Discount Notes	0.080%–0.100%	4/30/12	1,200	1,200
[4,5] Freddie Mac Discount Notes	0.125%	7/17/12	1,000	1,000
4 Freddie Mac Discount Notes	0.150%	8/27/12	200	200
				3,450
Total Temporary Cash Investments (Cost $54,377)				54,377
Total Investments (100.3%) (Cost $6,830,872)				7,264,000
Other Assets and Liabilities-Net (-0.3%)[3]				(24,851)
Net Assets (100%)				7,239,149

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $22,786,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $25,285,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Securities with a value of $3,249,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued

Small-Cap Value Index Fund

using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,209,351	—	272
Temporary Cash Investments	50,927	3,450	—
Futures Contracts—Liabilities[1]	(98)	—	—
Total	7,260,180	3,450	272
1 Represents variation margin on the last day of the reporting period.

There were no changes in investments valued based on Level 3 inputs during the period ended March 31, 2012.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Small-Cap Value Index Fund

At March 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	June 2012	337	27,893	6

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2012, the cost of investment securities for tax purposes was $6,830,872,000. Net unrealized appreciation of investment securities for tax purposes was $433,128,000 consisting of unrealized gains of $1,021,461,000 on securities that had risen in value since their purchase and $588,333,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 22, 2012

VANGUARD INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 22, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.